UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000
San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Christopher Stanley
Chief Legal Officer
SA Funds - Investment Trust
3055 Olin Ave., Suite 2000
San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	R. Darrell Mounts
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1732	1601 K Street, N.W.
200 Clarendon Street	Washington, D.C. 20006
Boston, MA 02116

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date: November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: November 21, 2011

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2011 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 93.2%
Australia — 1.9%
Westpac Banking Corp., 2.100%, 8/02/13	USD	$2,650,000	$2,689,103
Westpac Banking Corp., 2.250%, 11/19/12	USD	3,900,000	3,952,974
			6,642,077
Canada — 3.8%
Bank of Nova Scotia, 2.250%, 1/22/13	USD	3,700,000	3,771,059
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	4,461,000	4,886,548
Province of Ontario Canada, 4.375%, 2/15/13	USD	1,000,000	1,050,656
Royal Bank of Canada MTN, 2.100%, 7/29/13	USD	3,000,000	3,077,928
			12,786,191
France — 1.8%
BNP Paribas / BNP Paribas US MTN, 2.125%, 12/21/12	USD	6,400,000	6,305,402

Germany — 1.1%
Kreditanstalt fuer Wiederaufbau, 1.875%, 1/14/13	USD	1,500,000	1,526,002
Landwirtschaftliche Rentenbank, 3.250%, 3/15/13	USD	2,000,000	2,075,940
			3,601,942
Norway — 0.9%
Eksportfinans ASA, 1.875%, 4/02/13	USD	3,000,000	3,050,577

Supranational — 1.5%
European Investment Bank, 3.375%, 6/12/13	USD	5,000,000	5,236,210

United States — 82.2%
3M Co. MTN, 4.375%, 8/15/13		1,000,000	1,072,816
Bank of New York Mellon Corp. (The), 5.125%, 8/27/13		694,000	747,323
Bank of New York Mellon Corp. (The) MTN, 4.500%, 4/01/13		7,000,000	7,386,967
Berkshire Hathaway Finance Corp., 5.000%, 8/15/13		3,000,000	3,221,898
Berkshire Hathaway, Inc., 0.708%, 2/11/13(a)		6,114,000	6,128,038
Federal Farm Credit Bank, 0.850%, 4/15/13		10,800,000	10,876,291
Federal Home Loan Banks, 0.875%, 8/22/12		2,000,000	2,010,968
Federal Home Loan Banks, 1.000%, 3/27/13		1,000,000	1,009,853
Federal Home Loan Banks, 1.625%, 3/20/13		250,000	254,721
Federal Home Loan Banks, 1.625%, 6/14/13		500,000	510,659
Federal Home Loan Banks, 1.750%, 8/22/12		6,500,000	6,585,949
Federal Home Loan Banks, 3.625%, 5/29/13		9,300,000	9,801,093
Federal Home Loan Banks, 4.625%, 10/10/12		2,500,000	2,612,365
Federal Home Loan Mortgage Corp., 0.375%, 11/30/12		6,800,000	6,806,780
Federal Home Loan Mortgage Corp., 0.750%, 3/28/13		27,700,000	27,870,715
Federal Home Loan Mortgage Corp., 1.125%, 7/27/12		2,100,000	2,114,223
Federal Home Loan Mortgage Corp., 1.375%, 1/09/13		8,200,000	8,310,930
Federal Home Loan Mortgage Corp., 1.625%, 4/15/13		29,800,000	30,384,765
Federal Home Loan Mortgage Corp., 3.500%, 5/29/13		2,500,000	2,630,403
Federal Home Loan Mortgage Corp., 3.750%, 6/28/13		2,500,000	2,649,718
Federal Home Loan Mortgage Corp., 4.125%, 12/21/12		1,600,000	1,673,726
Federal Home Loan Mortgage Corp., 4.500%, 1/15/13		1,500,000	1,580,502
Federal Home Loan Mortgage Corp., 4.500%, 7/15/13		1,000,000	1,073,975
Federal Home Loan Mortgage Corp., 5.500%, 8/20/12		15,200,000	15,900,735
Federal National Mortgage Association, 0.500%, 10/30/12		1,500,000	1,504,667
Federal National Mortgage Association, 0.750%, 2/26/13		23,050,000	23,181,984
Federal National Mortgage Association, 1.125%, 7/30/12		5,700,000	5,740,846
Federal National Mortgage Association, 1.750%, 2/22/13		8,500,000	8,661,202
Federal National Mortgage Association, 1.750%, 5/07/13		9,900,000	10,108,484
Federal National Mortgage Association, 3.250%, 4/09/13		11,400,000	11,910,378
Federal National Mortgage Association, 3.625%, 2/12/13		1,000,000	1,043,614
Federal National Mortgage Association, 3.875%, 7/12/13		1,500,000	1,593,314
Federal National Mortgage Association, 4.375%, 9/15/12		8,100,000	8,416,021
Federal National Mortgage Association, 4.375%, 3/15/13		5,900,000	6,242,519
General Electric Capital Corp., 2.800%, 1/08/13		1,900,000	1,933,303
General Electric Capital Corp., 3.500%, 8/13/12		1,400,000	1,431,213
General Electric Capital Corp., 4.800%, 5/01/13		2,500,000	2,626,530
General Electric Capital Corp., 5.450%, 1/15/13		1,713,000	1,799,642
General Electric Capital Corp., Series A, 0.356%, 3/20/13(a)		300,000	297,958
General Electric Co., 5.000%, 2/01/13		1,500,000	1,571,502
International Business Machines Corp. (IBM), 2.100%, 5/06/13		1,000,000	1,020,781
Johnson & Johnson, 0.700%, 5/15/13		4,000,000	4,014,168
JPMorgan Chase & Co., 2.125%, 6/22/12		4,500,000	4,561,668
JPMorgan Chase & Co., 2.200%, 6/15/12		500,000	506,762
JPMorgan Chase & Co., 5.375%, 10/01/12		1,200,000	1,249,030
Toyota Motor Credit Corp., 1.900%, 12/05/12		5,400,000	5,454,378
US Bancorp, 2.000%, 6/14/13		2,450,000	2,499,321

See notes to schedule of investments.

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Wal-Mart Stores, Inc., 4.250%, 4/15/13	$2,353,000	$2,486,048
Wal-Mart Stores, Inc., 4.550%, 5/01/13	7,000,000	7,438,515
Wells Fargo & Co., 4.375%, 1/31/13	3,100,000	3,217,651
Wells Fargo & Co., 5.250%, 10/23/12	6,069,000	6,328,353
		280,055,265
TOTAL BONDS AND NOTES
(Identified Cost $316,718,011)		317,677,664

SHORT-TERM INVESTMENTS — 6.7%
Canada — 2.7%
Bank of Nova Scotia YCD, 0.750%, 10/15/12	5,000,000	5,011,900
Royal Bank of Canada YCD, 2.250%, 3/15/13	4,000,000	4,098,416
		9,110,316
Finland — 2.6%
Nordea Bank YCD, 0.686%, 4/5/13	9,000,000	9,006,750

United States — 0.3%
E.I. DuPont, 11/7/11	1,000,000	999,887
		19,116,953

	SHARES	VALUE†
United States — 1.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	3,700,440	3,700,440
		3,700,441
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $22,754,535)		22,817,394

Total Investments — 99.9%
(Identified Cost $339,472,546)#		340,495,058
Cash and Other Assets, Less Liabilities — 0.1%		304,509

Net Assets — 100.0%		$340,799,567
____________________

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of September 30, 2011.
#	At September 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $339,472,546. Net unrealized appreciation aggregated $1,022,512 of which $1,260,247 related to appreciated investment securities and $237,735 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar
YCD — Yankee Certificate of Deposits

See notes to schedule of investments.

SA U.S. Fixed Income Fund

September 30, 2011
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	62.6%
Financial	20.7%
Short - Term	6.0%
Government Sponsored	3.7%
Consumer Discretionary	2.9%
Industrial	2.6%
Supranational	1.5%
Total	100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2011 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.3%
Australia — 5.7%
Australia & New Zealand Banking Group, 4.375%, 5/24/12	EUR	3,500,000	$4,772,450
National Australia Bank Ltd., 5.375%, 12/08/14	GBP	1,500,000	2,507,507
Suncorp-Metway Ltd., 4.000%, 1/16/14	GBP	7,000,000	11,599,156
Westpac Banking Corp., 2.900%, 9/10/14	USD	5,000,000	5,302,895
Westpac Banking Corp., 3.000%, 8/04/15	USD	2,000,000	2,038,254
Westpac Banking Corp., 3.750%, 12/01/14	CAD	6,000,000	5,825,079
			32,045,341
Austria — 0.5%
Oesterreichische Kontrollbank
AG, 1.750%, 10/05/15(a)	USD	3,000,000	3,060,843
Belgium — 2.2%
Belgium Government International Bond, 2.750%, 3/05/15	USD	1,000,000	986,526
Belgium Government International Bond, 4.250%, 9/03/13(a)	USD	11,000,000	11,411,070
			12,397,596
Canada — 11.3%
Bank of Nova Scotia, 3.400%, 1/22/15	USD	5,000,000	5,265,910
Bank of Nova Scotia, 3.430%, 7/16/14	CAD	2,000,000	1,985,857
Canada Housing Trust No 1, 2.750%, 12/15/14(b)	CAD	14,000,000	13,955,912
Province of Alberta Canada, 2.750%, 12/01/14	CAD	13,800,000	13,743,504
Province of Ontario Canada, 4.100%, 6/16/14(a)	USD	9,800,000	10,610,734
Province of Ontario Canada, 4.400%, 12/02/11	CAD	1,000,000	959,548
Province of Ontario Canada, 5.125%, 11/21/12	GBP	1,200,000	1,955,414
Royal Bank of Canada, 2.875%, 4/19/16(a)	USD	4,500,000	4,667,432
Royal Bank of Canada, 4.970%, 6/05/14	CAD	6,000,000	6,186,201
Royal Bank of Canada, 5.060%, 7/17/13	CAD	4,000,000	4,050,310
			63,380,822
Denmark — 2.3%
FIH Erhvervsbank A/S, 1.750%, 12/06/12	USD	13,000,000	13,170,300
Finland — 1.5%
Municipality Finance PLC, 2.375%, 5/16/16	USD	4,000,000	4,166,284
Republic of Finland, 2.250%, 3/17/16(a)	USD	4,000,000	4,199,284
			8,365,568
France — 11.3%
Agence Francaise de Developpement, 4.875%, 10/30/13	GBP	1,400,000	2,342,425
Agence Francaise de Developpement, 5.125%, 4/25/12	EUR	7,670,000	10,481,933
Caisse d'Amortissement de la Dette Sociale, 2.250%, 12/07/15	GBP	2,300,000	3,630,662
Caisse d'Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	7,250,000	10,121,451
Reseau Ferre de France, 2.375%, 12/23/15(a)	GBP	8,700,000	13,899,118
Societe Financement de l'Economie Francaise, 2.875%, 9/22/14	USD	8,500,000	8,928,638
Total Capital SA, 5.500%, 1/29/13	GBP	2,200,000	3,612,642
Total Capital SA, 5.625%, 1/25/12	AUD	10,900,000	10,576,252
			63,593,121
Germany — 6.4%
IKB Deutsche Industriebank AG, 2.125%, 9/10/12	EUR	2,000,000	2,702,174
Kreditanstalt fuer Wiederaufbau, 3.125%, 12/08/14	GBP	1,000,000	1,647,677
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(a)	USD	1,000,000	1,081,030
Kreditanstalt fuer Wiederaufbau, 4.625%, 10/12/12	EUR	4,000,000	5,560,203
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.000%, 10/15/13	USD	2,400,000	2,409,862
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.250%, 7/15/16(a)	USD	7,200,000	7,398,482
Landwirtschaftliche Rentenbank, 2.500%, 2/15/16(a)	USD	2,800,000	2,951,715
Landwirtschaftliche Rentenbank, 3.125%, 7/15/15	USD	1,000,000	1,074,990
Landwirtschaftliche Rentenbank, 3.875%, 3/14/12	EUR	4,800,000	6,506,200
NRW. Bank, 2.625%, 12/07/12	GBP	3,000,000	4,746,480
			36,078,813
Japan — 0.8%
Development Bank of Japan, 4.250%, 6/09/15	USD	1,000,000	1,105,544
Japan Finance Corp., 4.375%, 11/26/12	USD	3,200,000	3,338,973
			4,444,517
Netherlands — 8.7%
Bank Nederlandse Gemeenten NV, 2.625%, 12/10/13	GBP	2,200,000	3,531,753
Bank Nederlandse Gemeenten NV, 2.750%, 7/01/15	USD	9,000,000	9,456,039
Bank Nederlandse Gemeenten NV, 4.750%, 4/22/13	GBP	1,400,000	2,308,066
Nederlandse Waterschapsbank NV, 2.000%, 9/09/15	USD	2,400,000	2,457,197
Nederlandse Waterschapsbank NV, 2.375%, 6/04/15	EUR	8,100,000	11,078,183
Nederlandse Waterschapsbank NV, 3.000%, 3/17/15	USD	1,000,000	1,058,294
NIBC Bank NV, 3.500%, 4/07/14	EUR	3,000,000	4,221,812

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Rabobank Nederland NV, 4.000%, 9/10/15	GBP	9,000,000	$14,769,921
			48,881,265
Norway — 5.4%
Eksportfinans ASA, 2.375%, 5/25/16	USD	11,000,000	11,383,075
Eksportfinans ASA, 5.500%, 5/25/16(a)	USD	3,000,000	3,524,250
Kommunalbanken AS, 2.250%, 12/30/13(a)	GBP	1,700,000	2,709,311
Kommunalbanken AS, 2.375%, 1/19/16(a)	USD	7,500,000	7,827,787
Kommunalbanken AS, 2.875%, 10/27/14	USD	4,780,000	5,064,305
			30,508,728
Supranational — 17.5%
African Development Bank, 3.000%, 5/27/14	USD	12,000,000	12,746,352
Asian Development Bank, 2.625%, 2/09/15(a)	USD	2,622,000	2,785,193
Council of Europe Development Bank, 5.000%, 1/29/14	USD	1,500,000	1,650,620
Council of Europe Development Bank, 5.500%, 1/18/12	AUD	12,000,000	11,633,385
Eurofima, 4.250%, 2/04/14(a)	USD	7,600,000	8,215,060
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,780,622
European Bank for Reconstruction & Development, 0.500%, 1/30/15	EUR	5,634,000	7,291,936
European Bank for Reconstruction and Development, 5.875%, 8/04/14	GBP	1,000,000	1,763,450
European Investment Bank, 2.750%, 3/23/15	USD	2,000,000	2,123,396
European Investment Bank, 2.875%, 1/15/15(a)	USD	1,300,000	1,384,105
European Investment Bank, 3.000%, 12/07/15	GBP	500,000	817,552
European Investment Bank, 4.500%, 1/14/13	GBP	3,400,000	5,544,326
European Investment Bank, 6.250%, 4/15/14	GBP	2,600,000	4,559,889
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	8,408,830
International Bank for Reconstruction & Development, 5.375%, 1/15/14(a)	GBP	700,000	1,204,348
International Finance Facility for Immunisation, 3.375%, 5/15/14	GBP	8,800,000	14,518,905
Nordic Investment Bank, 2.500%, 7/15/15(a)	USD	1,000,000	1,058,409
Nordic Investment Bank, 2.625%, 10/06/14(a)	USD	2,000,000	2,111,308
Nordic Investment Bank, 3.000%, 4/08/14	EUR	5,000,000	6,984,283
Nordic Investment Bank, 5.750%, 12/16/14	GBP	1,040,000	1,861,297
			98,443,266
Sweden — 3.7%
Nordea Bank AB, 3.875%, 12/15/15	GBP	4,100,000	6,565,727
Svensk Exportkredit AB, 2.125%, 7/13/16(a)	USD	3,000,000	3,075,162
Svensk Exportkredit AB, 3.250%, 9/16/14(a)	USD	10,400,000	11,051,945
			20,692,834
United Kingdom — 5.8%
Barclays Bank PLC, 5.200%, 7/10/14	USD	2,200,000	2,251,335
Barclays Bank PLC, 5.450%, 9/12/12	USD	9,000,000	9,227,331
Network Rail Infrastructure Finance PLC, 3.500%, 6/17/13(a)	USD	1,000,000	1,049,640
Network Rail Infrastructure Finance PLC, 4.875%, 3/07/12	GBP	1,000,000	1,585,150
Skipton Building Society, 2.000%, 4/05/12	GBP	2,800,000	4,389,795
United Kingdom Gilt, 2.250%, 3/07/14	GBP	7,800,000	12,633,073
United Kingdom Gilt, 2.750%, 1/22/15	GBP	1,000,000	1,651,196
			32,787,520
United States — 15.2%
Berkshire Hathaway, Inc., 2.200%, 8/15/16	USD	15,000,000	15,115,230
Federal Farm Credit Bank, 2.625%, 4/17/14	USD	2,000,000	2,104,738
Federal Home Loan Bank, 5.500%, 8/13/14	USD	2,300,000	2,618,058
Federal National Mortgage Association, 2.500%, 5/15/14	USD	3,800,000	3,986,952
General Electric Capital Corp., 2.250%, 11/09/15	USD	10,520,000	10,408,825
Google, Inc., 2.125%, 5/19/16	USD	6,454,000	6,655,939
Microsoft Corp., 2.950%, 6/01/14(a)	USD	6,500,000	6,903,032
Nestle Holdings, Inc., 2.125%, 3/12/14	USD	6,000,000	6,189,306
PepsiCo., Inc., 4.650%, 2/15/13(a)	USD	3,799,000	4,006,748
The Bank of New York Mellon Corp., 2.500%, 1/15/16(a)	USD	1,500,000	1,531,634
The Bank of New York Mellon Corp., 4.300%, 5/15/14	USD	3,000,000	3,238,896
The Bank of New York Mellon Corp., 5.125%, 8/27/13(a)	USD	4,075,000	4,388,103
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	700,000,000	9,107,270
Wal-Mart Stores, Inc., 2.250%, 7/08/15	USD	1,000,000	1,040,227
Wal-Mart Stores, Inc., 2.800%, 4/15/16(a)	USD	6,000,000	6,336,684
Wal-Mart Stores, Inc., 3.200%, 5/15/14(a)	USD	2,000,000	2,126,830
			85,758,472
TOTAL BONDS AND NOTES
(Identified Cost $539,375,341)			553,609,006

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.5%
United States — 0.5%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	2,937,143	2,937,143
		2,937,144
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,937,144)		2,937,144

COLLATERAL FOR SECURITIES ON LOAN — 16.1%
Short-Term — 16.1%
State Street Navigator Securities
Lending Prime Portfolio	90,785,315	90,785,315
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $90,785,315)		90,785,315

Total Investments — 114.9%
(Identified Cost $633,097,800)#		647,331,465
Liabilities, Less Cash and Other Assets — (14.9%)		(84,143,225)

Net Assets — 100.0%		$563,188,240
____________________
†	See Note 1.
(a)	A portion or all of the security was held on loan. As of September 30, 2011, the market value of the securities on loan was $89,104,329.
(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.
#	At September 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $633,097,800. Net unrealized appreciation aggregated $14,233,665 of which $18,832,875 related to appreciated investment securities and $4,599,210 related to depreciated investment securities.

Key to abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – Euro Currency
GBP – British Pound
JPY – Japanese Yen
USD – U.S. Dollar

See notes to schedule of investments.

SA Global Fixed Income Fund

Ten Largest Industry Holdings September 30, 2011
(As a percentage of net assets):

Industry	Percentage
Banks	18.3%
Supranational Organizations	17.5%
Financial	13.0%
Foreign Government/Agency-France	8.8%
Foreign Government/Agency-Canada	7.3%
Industrial	5.9%
Foreign Government/Agency-Norway	5.4%
Foreign Government/Agency-Netherlands	5.3%
Foreign Government/Agency-Germany	4.6%
Foreign Government/Agency-United Kingdom	2.5%

SA Global Fixed Income Fund

September 30, 2011
Country Weightings (% of portfolio market value)

Country	Percentage
Supranational	17.7%
United States	15.9%
France	11.4%
Canada	11.4%
Netherlands	8.8%
Germany	6.5%
United Kingdom	5.9%
Australia	5.8%
Norway	5.5%
Other	11.1%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.7%
Aerospace & Defense — 2.4%
AAR Corp.(a)	773	$12,886
Alliant Techsystems, Inc.(a)	975	53,147
BE Aerospace, Inc.*	2,400	79,464
Boeing Co.	19,378	1,172,563
Ceradyne, Inc.(a) *	300	8,067
Cubic Corp.	500	19,535
Curtiss-Wright Corp.(a)	1,576	45,436
DigitalGlobe, Inc.(a) *	1,200	23,316
Esterline Technologies Corp.*	900	46,656
General Dynamics Corp.	9,225	524,810
Goodrich Corp.	3,700	446,516
HEICO Corp.(a)	375	18,465
HEICO Corp., Class A	625	21,037
Hexcel Corp.(a) *	3,100	68,696
Honeywell International, Inc.	21,461	942,353
Huntington Ingalls Industries, Inc.(a) *	1,357	33,016
ITT Corp.	5,089	213,738
L-3 Communications Holdings, Inc.	3,100	192,107
Lockheed Martin Corp.	8,360	607,270
Moog, Inc., Class A*	1,100	35,882
Northrop Grumman Corp.	7,744	403,927
Orbital Sciences Corp.(a) *	900	11,520
Precision Castparts Corp.	4,224	656,663
Raytheon Co.	10,300	420,961
Rockwell Collins, Inc.	4,500	237,420
Spirit Aerosystems Holdings, Inc.*	2,700	43,065
Teledyne Technologies, Inc.*	900	43,974
Textron, Inc.(a)	7,600	134,064
TransDigm Group, Inc.*	1,300	106,171
Triumph Group, Inc.	1,120	54,589
United Technologies Corp.	25,103	1,766,247
		8,443,561
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	166	5,526
CH Robinson Worldwide, Inc.(a)	4,700	321,809
Expeditors International of Washington, Inc.	6,241	253,073
FedEx Corp.	8,626	583,808
Forward Air Corp.(a)	700	17,815
HUB Group, Inc., Class A(a) *	900	25,443
United Parcel Service, Inc., Class B	20,223	1,277,082
UTi Worldwide, Inc.	2,400	31,296
		2,515,852
Airlines — 0.1%
Alaska Air Group, Inc.(a) *	515	28,989
Delta Air Lines, Inc.*	6,100	45,750
JetBlue Airways Corp.*	7,550	30,955
Southwest Airlines Co.	5,800	46,632
United Continental Holdings, Inc.(a) *	2,554	49,497
		201,823
Auto Components — 0.4%
Autoliv, Inc.	2,000	97,000
BorgWarner, Inc.(a) *	3,154	190,912
Cooper Tire & Rubber Co.(a)	1,700	18,513
Dana Holding Corp.(a) *	4,000	42,000
Federal Mogul Corp.(a) *	700	10,325
Gentex Corp.(a)	3,900	93,795
Johnson Controls, Inc.	19,500	514,215
Lear Corp.	3,000	128,700
Tenneco, Inc.(a) *	1,600	40,976
The Goodyear Tire & Rubber Co.*	6,400	64,576
TRW Automotive Holdings Corp.*	3,074	100,612
		1,301,624
Automobiles — 0.4%
Ford Motor Co.*	92,540	894,862
General Motors Co.*	14,900	300,682
Harley-Davidson, Inc.(a)	6,900	236,877
Tesla Motors, Inc.(a) *	385	9,390
Thor Industries, Inc.(a)	1,600	35,440
		1,477,251
Beverages — 2.3%
Boston Beer Co., Inc., Class A(a) *	300	21,810
Brown-Forman Corp., Class B	2,400	168,336
Coca-Cola Co.	59,705	4,033,670
Coca-Cola Enterprises, Inc.	10,300	256,264
Constellation Brands, Inc., Class A*	5,600	100,800
Dr Pepper Snapple Group, Inc.	6,100	236,558
Hansen Natural Corp.*	2,200	192,038
Molson Coors Brewing Co., Class B(a)	4,396	174,125
PepsiCo, Inc.	46,200	2,859,780
		8,043,381
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	5,600	358,736
Alkermes PLC(a) *	3,279	50,038
Amgen, Inc.	26,822	1,473,869
Biogen Idec, Inc.*	6,970	649,256
BioMarin Pharmaceutical, Inc.(a) *	3,200	101,984
Celgene Corp.*	13,425	831,276
Cephalon, Inc.*	2,200	177,540
Cepheid, Inc.(a) *	1,400	54,362
Cubist Pharmaceuticals, Inc.(a) *	2,100	74,172
Dendreon Corp.(a) *	4,300	38,700
Gilead Sciences, Inc.*	22,489	872,573
Human Genome Sciences, Inc.*	5,300	67,257
Incyte Corp., Ltd.(a) *	2,761	38,571
InterMune, Inc.(a) *	1,500	30,300
Momenta Pharmaceuticals, Inc.*	800	9,200
Myriad Genetics, Inc.*	2,380	44,601
Onyx Pharmaceuticals, Inc.*	1,900	57,019
Pharmasset, Inc.*	2,200	181,214
Regeneron Pharmaceuticals, Inc.*	2,300	133,860
Seattle Genetics, Inc.(a) *	2,487	47,402
Theravance, Inc.(a) *	964	19,415
United Therapeutics Corp.*	1,600	59,984
Vertex Pharmaceuticals, Inc.*	5,750	256,105
		5,627,434
Building Products — 0.1%
A.O. Smith Corp.(a)	1,050	33,631
Armstrong World Industries, Inc.(a)	770	26,519
Lennox International, Inc.	1,492	38,464
Masco Corp.	9,000	64,080
Owens Corning*	2,988	64,780
Simpson Manufacturing Co., Inc.(a)	1,400	34,902
USG Corp.(a) *	1,500	10,095
		272,471
Capital Markets — 1.7%
Affiliated Managers Group, Inc.*	1,500	117,075
American Capital Ltd.*	8,700	59,334
Ameriprise Financial, Inc.	7,140	281,030
Bank of New York Mellon Corp.	36,183	672,642
BGC Partners, Inc., Class A(a)	2,300	13,869
BlackRock, Inc.	2,800	414,428
Charles Schwab Corp.	28,835	324,971
Cohen & Steers, Inc.(a)	764	21,965

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
E*Trade Financial Corp.*	5,800	$52,838
Eaton Vance Corp.(a)	3,600	80,172
Federated Investors, Inc., Class B	2,300	40,319
Franklin Resources, Inc.	4,400	420,816
Greenhill & Co., Inc.(a)	600	17,154
Invesco Ltd.	12,100	187,671
Janus Capital Group, Inc.(a)	4,300	25,800
Jefferies Group, Inc.(a)	3,600	44,676
Knight Capital Group, Inc., Class A(a) *	3,100	37,696
Legg Mason, Inc.(a)	4,200	107,982
MF Global Holdings Ltd.*	1,700	7,021
Morgan Stanley	40,167	542,255
Northern Trust Corp.	6,380	223,172
Raymond James Financial, Inc.	3,300	85,668
SEI Investments Co.	3,800	58,444
State Street Corp.	14,640	470,822
Stifel Financial Corp.(a) *	1,200	31,872
T Rowe Price Group, Inc.(a)	7,461	356,412
TD Ameritrade Holding Corp.	6,478	95,259
The Goldman Sachs Group, Inc.	14,064	1,329,751
Waddell & Reed Financial, Inc., Class A	2,117	52,946
		6,174,060
Chemicals — 2.3%
A. Schulman, Inc.(a)	200	3,398
Air Products & Chemicals, Inc.	6,279	479,527
Airgas, Inc.	2,200	140,404
Albemarle Corp.	2,600	105,040
Ashland, Inc.	2,082	91,900
Balchem Corp.(a)	700	26,117
Cabot Corp.	1,800	44,604
Celanese Corp., Series A	4,400	143,132
CF Industries Holdings, Inc.	2,124	262,080
Chemtura Corp.(a) *	650	6,520
Cytec Industries, Inc.	1,600	56,224
Dow Chemical Co.	33,613	754,948
Eastman Chemical Co.	1,900	130,207
Ecolab, Inc.(a)	6,800	332,452
EI Du Pont de Nemours & Co.	26,934	1,076,552
Ferro Corp.*	1,700	10,455
FMC Corp.	2,100	145,236
Georgia Gulf Corp.(a) *	100	1,383
H.B. Fuller Co.(a)	1,500	27,330
Huntsman Corp.	5,900	57,053
Innophos Holdings, Inc.(a)	400	15,948
International Flavors & Fragrances, Inc.(a)	2,400	134,928
Intrepid Potash, Inc.(a) *	1,600	39,792
Kraton Performance Polymers, Inc.*	500	8,090
Kronos Worldwide, Inc.(a)	2,844	45,732
Minerals Technologies, Inc.(a)	600	29,562
Monsanto Co.	15,608	937,104
Nalco Holding Co.	3,490	122,080
NewMarket Corp.(a)	400	60,748
NL Industries, Inc.(a)	320	4,010
Olin Corp.(a)	2,100	37,821
OM Group, Inc.*	800	20,776
PolyOne Corp.(a)	1,400	14,994
PPG Industries, Inc.	4,600	325,036
Praxair, Inc.	8,900	831,972
Rockwood Holdings, Inc.(a) *	2,100	70,749
RPM International, Inc.(a)	3,500	65,450
Sensient Technologies Corp.(a)	1,400	45,570
Sigma-Aldrich Corp.(a)	3,500	216,265
Solutia, Inc.*	2,800	35,980
The Mosaic Co.	7,100	347,687
The Scotts Miracle-Gro Co., Class A(a)	1,700	75,820
The Sherwin Williams Co.	2,500	185,800
Valhi, Inc.(a)	3,660	198,262
Valspar Corp.	2,600	81,146
W.R. Grace & Co.*	2,044	68,065
Westlake Chemical Corp.(a)	2,000	68,560
		7,982,509
Commercial Banks — 2.5%
Associated Banc-Corp	4,819	44,817
Bancorpsouth, Inc.(a)	2,700	23,706
Bank of Hawaii Corp.(a)	1,200	43,680
BB&T Corp.	20,011	426,835
BOK Financial Corp.(a)	696	32,635
CapitalSource, Inc.	8,300	50,962
Cathay General Bancorp(a)	1,300	14,794
Chemical Financial Corp.(a)	158	2,419
CIT Group, Inc.(a) *	4,915	149,269
City National Corp.(a)	1,300	49,088
Comerica, Inc.	4,500	103,365
Commerce Bancshares, Inc.	2,285	79,404
Cullen/Frost Bankers, Inc.(a)	1,600	73,376
East West Bancorp, Inc.	3,900	58,149
Fifth Third Bancorp	26,307	265,701
First Financial Bankshares, Inc.(a)	900	23,544
First Horizon National Corp.(a)	7,245	43,180
FirstMerit Corp.	3,043	34,568
FNB Corp.(a)	1,851	15,863
Fulton Financial Corp.	6,667	51,003
Glacier Bancorp, Inc.(a)	275	2,577
Hancock Holding Co.(a)	2,100	56,238
Huntington Bancshares, Inc.	22,492	107,962
Iberiabank Corp.(a)	700	32,942
International Bancshares Corp.(a)	1,350	17,752
Investors Bancorp, Inc.(a) *	2,100	26,523
KeyCorp	24,200	143,506
M&T Bank Corp.(a)	3,168	221,443
MB Financial, Inc.(a)	1,350	19,872
National Penn Bancshares, Inc.(a)	2,100	14,721
Old National Bancorp(a)	1,900	17,708
Pacific Capital Bancorp*	400	10,208
PNC Financial Services Group, Inc.	15,405	742,367
Popular, Inc.*	26,400	39,600
PrivateBancorp, Inc.(a)	1,100	8,272
Prosperity Bancshares, Inc.(a)	1,500	49,020
Regions Financial Corp.	31,928	106,320
Signature Bank(a) *	1,100	52,503
SunTrust Banks, Inc.	15,536	278,871
SVB Financial Group(a) *	1,200	44,400
Synovus Financial Corp.(a)	1,700	1,819
TCF Financial Corp.(a)	4,000	36,640
Trustmark Corp.(a)	1,900	34,485
UMB Financial Corp.(a)	1,100	35,288
Umpqua Holdings Corp.(a)	3,100	27,249
United Bankshares, Inc.(a)	1,500	30,135
US Bancorp	55,247	1,300,514
Valley National Bancorp(a)	4,227	44,764
Webster Financial Corp.(a)	1,710	26,163
Wells Fargo & Co.	144,399	3,482,904
WesBanco, Inc.(a)	100	1,731
Westamerica Bancorporation	1,000	38,320
Wintrust Financial Corp.(a)	800	20,648

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Zions Bancorporation(a)	4,860	$68,380
		8,728,203
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.(a)	1,800	34,308
Avery Dennison Corp.	2,900	72,732
Cintas Corp.(a)	4,280	120,439
Clean Harbors, Inc.*	1,200	61,560
Copart, Inc.*	1,850	72,372
Corrections Corp. of America*	3,000	68,070
Covanta Holding Corp.	4,090	62,127
Deluxe Corp.(a)	1,100	20,460
EnergySolutions, Inc.(a) *	500	1,765
Healthcare Services Group, Inc.(a)	1,795	28,971
Herman Miller, Inc.(a)	1,600	28,576
Interface, Inc., Class A(a)	1,600	18,976
Iron Mountain, Inc.(a)	5,475	173,120
KAR Auction Services, Inc.*	617	7,472
Knoll, Inc.(a)	1,000	13,700
Mine Safety Appliances Co.(a)	1,100	29,656
Pitney Bowes, Inc.(a)	5,600	105,280
R.R. Donnelley & Sons Co.(a)	5,200	73,424
Republic Services, Inc.	8,585	240,895
Rollins, Inc.(a)	2,005	37,514
Steelcase, Inc., Class A(a)	2,200	13,882
Stericycle, Inc.(a) *	2,400	193,728
Tetra Tech, Inc.(a) *	1,800	33,732
The Brink's Co.	1,200	27,972
The Geo Group, Inc.(a) *	1,700	31,552
UniFirst Corp.(a)	477	21,603
United Stationers, Inc.(a)	1,000	27,250
Waste Connections, Inc.(a)	3,237	109,475
Waste Management, Inc.(a)	12,578	409,540
		2,140,151
Communications Equipment — 1.9%
Acme Packet, Inc.(a) *	1,700	72,403
Adtran, Inc.(a)	1,700	44,982
Arris Group, Inc.*	3,550	36,565
Aruba Networks, Inc.(a) *	2,700	56,457
Brocade Communications Systems, Inc.*	10,225	44,172
Cisco Systems, Inc.	150,221	2,326,923
EchoStar Corp., Class A*	1,380	31,202
F5 Networks, Inc.*	2,400	170,520
Finisar Corp.*	1,900	33,326
Harmonic, Inc.(a) *	700	2,982
Harris Corp.(a)	3,700	126,429
InterDigital, Inc.(a)	1,369	63,768
JDS Uniphase Corp.*	5,800	57,826
Juniper Networks, Inc.*	15,256	263,318
Loral Space & Communications, Inc.(a) *	365	18,286
Motorola Mobility Holdings, Inc.*	8,283	312,932
Motorola Solutions, Inc.	9,371	392,645
Netgear, Inc.(a) *	1,000	25,890
Plantronics, Inc.(a)	1,300	36,985
Polycom, Inc.*	4,800	88,176
QUALCOMM, Inc.	49,120	2,388,706
Riverbed Technology, Inc.*	4,100	81,836
Tellabs, Inc.	10,354	44,419
Viasat, Inc.(a) *	1,100	36,641
		6,757,389
Computers & Peripherals — 4.1%
Apple, Inc.*	26,957	10,275,469
Dell, Inc.*	49,001	693,364
Diebold, Inc.(a)	2,100	57,771
Electronics for Imaging, Inc.*	100	1,347
EMC Corp.*	58,633	1,230,707
Hewlett-Packard Co.	57,783	1,297,228
Lexmark International, Inc., Class A*	1,900	51,357
NCR Corp.*	5,400	91,206
NetApp, Inc.*	10,300	349,582
QLogic Corp.*	3,300	41,844
SanDisk Corp.*	6,600	266,310
Seagate Technology	11,900	122,332
Western Digital Corp.*	6,300	162,036
		14,640,553
Construction & Engineering — 0.2%
Aecom Technology Corp.*	2,900	51,243
EMCOR Group, Inc.(a) *	1,400	28,462
Fluor Corp.	5,100	237,405
Jacobs Engineering Group, Inc.*	3,693	119,247
KBR, Inc.	4,676	110,494
MasTec, Inc.(a) *	2,200	38,742
Quanta Services, Inc.*	5,834	109,621
The Shaw Group, Inc.*	2,400	52,176
URS Corp.*	2,200	65,252
		812,642
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	893	14,868
Martin Marietta Materials, Inc.(a)	1,200	75,864
Texas Industries, Inc.(a)	600	19,044
Vulcan Materials Co.(a)	3,291	90,700
		200,476
Consumer Finance — 0.7%
American Express Co.	31,661	1,421,579
Capital One Financial Corp.	13,241	524,741
Cash America International, Inc.	700	35,812
Credit Acceptance Corp.(a) *	400	25,744
Discover Financial Services	15,500	355,570
Ezcorp, Inc., Class A*	1,600	45,664
First Cash Financial Services, Inc.(a) *	547	22,946
SLM Corp.	14,653	182,430
World Acceptance Corp.*	300	16,785
		2,631,271
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	93,807
Ball Corp.	4,600	142,692
Bemis Co., Inc.(a)	3,200	93,792
Crown Holdings, Inc.*	4,700	143,867
Graphic Packaging Holding Co.(a) *	5,578	19,244
Greif, Inc., Class A	600	25,734
Owens-Illinois, Inc.*	5,000	75,600
Packaging Corp. of America(a)	2,800	65,240
Rock-Tenn Co., Class A	1,600	77,888
Sealed Air Corp.	3,900	65,130
Silgan Holdings, Inc.(a)	1,277	46,917
Sonoco Products Co.(a)	2,400	67,752
Temple-Inland, Inc.	3,200	100,384
		1,018,047
Distributors — 0.1%
Genuine Parts Co.	4,405	223,774
LKQ Corp.*	3,900	94,224
Pool Corp.(a)	1,200	31,416
		349,414
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A*	3,850	152,498

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Bridgepoint Education, Inc.(a) *	1,500	$26,160
Career Education Corp.(a) *	2,500	32,625
Coinstar, Inc.(a) *	1,000	40,000
DeVry, Inc.	1,900	70,224
H&R Block, Inc.(a)	8,200	109,142
Hillenbrand, Inc.	1,500	27,600
ITT Educational Services, Inc.(a) *	800	46,064
K12, Inc.(a) *	582	14,818
Matthews International Corp., Class A(a)	700	21,532
Service Corp. International	7,500	68,700
Sotheby's, Class A(a)	1,900	52,383
Strayer Education, Inc.(a)	400	30,668
Weight Watchers International, Inc.(a)	2,500	145,625
		838,039
Diversified Financial Services — 2.5%
Bank of America Corp.	284,250	1,739,610
CBOE Holdings, Inc.	2,300	56,281
Citigroup, Inc.	81,861	2,097,279
CME Group, Inc.	1,862	458,797
IntercontinentalExchange, Inc.*	2,100	248,346
JPMorgan Chase & Co.	116,176	3,499,221
Leucadia National Corp.	6,400	145,152
MarketAxess Holdings, Inc.	800	20,816
Moody's Corp.(a)	6,000	182,700
MSCI, Inc., Class A*	3,162	95,904
NYSE Euronext	6,700	155,708
PHH Corp.(a) *	1,567	25,197
Portfolio Recovery Associates, Inc.(a) *	500	31,110
The NASDAQ OMX Group, Inc.*	3,400	78,676
		8,834,797
Diversified Telecommunication Services — 2.6%
AboveNet, Inc.(a)	700	37,520
AT&T, Inc.	172,743	4,926,630
CenturyLink, Inc.	17,113	566,783
Frontier Communications Corp.(a)	27,599	168,630
Level 3 Communications, Inc.(a) *	47,832	71,270
tw telecom, Inc.(a) *	4,600	75,992
Verizon Communications, Inc.	82,614	3,040,195
Windstream Corp.(a)	14,226	165,875
		9,052,895
Electric Utilities — 2.0%
Allete, Inc.(a)	1,000	36,630
American Electric Power Co., Inc.	14,000	532,280
Cleco Corp.	1,400	47,796
DPL, Inc.	3,300	99,462
Duke Energy Corp.	39,056	780,729
Edison International	8,996	344,097
El Paso Electric Co.	1,200	38,508
Entergy Corp.	4,900	324,821
Exelon Corp.	19,209	818,496
FirstEnergy Corp.	12,501	561,420
Great Plains Energy, Inc.(a)	3,484	67,241
Hawaiian Electric Industries, Inc.(a)	2,800	67,984
IDACORP, Inc.(a)	1,400	52,892
ITC Holdings Corp.	1,518	117,539
NextEra Energy, Inc.	11,800	637,436
Northeast Utilities	4,900	164,885
NV Energy, Inc.	7,100	104,441
Pepco Holdings, Inc.	6,200	117,304
Pinnacle West Capital Corp.	3,200	137,408
PNM Resources, Inc.(a)	2,100	34,503
Portland General Electric Co.	2,100	49,749
PPL Corp.	16,700	476,618
Progress Energy, Inc.	8,200	424,104
Southern Co.	24,958	1,057,470
UIL Holdings Corp.(a)	1,433	47,189
Unisource Energy Corp.(a)	700	25,263
Westar Energy, Inc.(a)	3,000	79,260
		7,245,525
Electrical Equipment — 0.7%
Acuity Brands, Inc.(a)	1,000	36,040
AMETEK, Inc.	4,575	150,838
Babcock & Wilcox Co.*	2,750	53,762
Belden, Inc.(a)	1,500	38,685
Brady Corp., Class A(a)	1,600	42,288
Cooper Industries PLC	4,600	212,152
Emerson Electric Co.	21,989	908,366
EnerSys*	1,800	36,036
Franklin Electric Co., Inc.(a)	600	21,768
Generac Holdings, Inc.(a) *	1,500	28,215
General Cable Corp.(a) *	1,400	32,690
GrafTech International Ltd.(a) *	3,700	46,990
Hubbell, Inc., Class B	1,685	83,475
II-VI, Inc.(a) *	2,200	38,500
Polypore International, Inc.(a) *	1,200	67,824
Regal-Beloit Corp.(a)	1,100	49,918
Rockwell Automation, Inc.	4,144	232,064
Roper Industries, Inc.	2,800	192,948
Thomas & Betts Corp.*	1,300	51,883
Woodward Governor Co.(a)	2,000	54,800
		2,379,242
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	5,000	203,850
Anixter International, Inc.	800	37,952
Arrow Electronics, Inc.*	3,600	100,008
Avnet, Inc.*	4,722	123,150
AVX Corp.	1,314	15,597
Cognex Corp.(a)	1,000	27,110
Coherent, Inc.(a) *	700	30,072
Corning, Inc.	44,844	554,272
Daktronics, Inc.(a)	100	858
Dolby Laboratories, Inc.*	1,500	41,160
FEI Co.*	800	23,968
FLIR Systems, Inc.	4,400	110,220
Ingram Micro, Inc., Class A*	5,200	83,876
IPG Photonics Corp.*	700	30,408
Itron, Inc.(a) *	1,000	29,500
Jabil Circuit, Inc.	5,800	103,182
Littelfuse, Inc.(a)	500	20,105
Molex, Inc.	2,000	33,760
Molex, Inc., Class A(a)	1,500	30,555
National Instruments Corp.	2,775	63,436
Plexus Corp.(a) *	800	18,096
Rofin-Sinar Technologies, Inc.(a) *	40	768
SYNNEX Corp.(a) *	312	8,174
Tech Data Corp.*	1,300	56,199
Trimble Navigation Ltd.*	3,514	117,895
Universal Display Corp.(a) *	914	43,817
Vishay Intertechnology, Inc.(a) *	4,830	40,379
		1,948,367
Energy Equipment & Services — 1.9%
Atwood Oceanics, Inc.*	1,800	61,848
Baker Hughes, Inc.	12,656	584,201
Basic Energy Services, Inc.*	700	9,912
Bristow Group, Inc.(a)	900	38,187
Cameron International Corp.*	7,199	299,046

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
CARBO Ceramics, Inc.(a)	600	$61,518
Complete Production Services, Inc.(a) *	2,400	45,240
Diamond Offshore Drilling, Inc.(a)	2,000	109,480
Dresser-Rand Group, Inc.(a) *	2,300	93,219
Dril-Quip, Inc.*	900	48,519
Ensco PLC, ADR	228	9,218
FMC Technologies, Inc.*	7,000	263,200
Gulfmark Offshore, Inc., Class A*	300	10,902
Halliburton Co.	26,840	819,157
Helix Energy Solutions Group, Inc.(a) *	2,601	34,073
Helmerich & Payne, Inc.(a)	3,200	129,920
ION Geophysical Corp.(a) *	3,900	18,447
Key Energy Services, Inc.(a) *	3,534	33,538
Lufkin Industries, Inc.(a)	800	42,568
McDermott International, Inc.*	6,400	68,864
Nabors Industries Ltd.*	8,100	99,306
National Oilwell Varco, Inc.	12,407	635,486
Oceaneering International, Inc.	3,200	113,088
Oil States International, Inc.*	1,400	71,288
Patterson-UTI Energy, Inc.	4,300	74,562
Rowan Cos, Inc.*	3,600	108,684
RPC, Inc.	4,387	71,596
Schlumberger Ltd.	39,389	2,352,705
SEACOR Holdings, Inc.	700	56,147
Superior Energy Services, Inc.*	2,283	59,906
Tetra Technologies, Inc.(a) *	1,500	11,580
Tidewater, Inc.(a)	1,400	58,870
Unit Corp.*	1,300	47,996
Weatherford International Ltd.*	21,400	261,294
		6,803,565
Food & Staples Retailing — 2.2%
BJ's Wholesale Club, Inc.(a) *	1,500	76,860
Casey's General Stores, Inc.(a)	1,300	56,745
Costco Wholesale Corp.	12,700	1,042,924
CVS Caremark Corp.	39,529	1,327,384
Kroger Co.	17,000	373,320
PriceSmart, Inc.(a)	700	43,624
Ruddick Corp.(a)	1,400	54,586
Safeway, Inc.	10,700	177,941
SUPERVALU, Inc.(a)	5,075	33,800
Sysco Corp.	16,826	435,793
United Natural Foods, Inc.(a) *	1,100	40,744
Wal-Mart Stores, Inc.	55,625	2,886,937
Walgreen Co.	25,952	853,561
Weis Markets, Inc.(a)	600	22,236
Whole Foods Market, Inc.	4,300	280,833
		7,707,288
Food Products — 2.0%
Archer-Daniels-Midland Co.	18,277	453,452
Bunge Ltd.	3,900	227,331
Campbell Soup Co.(a)	5,400	174,798
ConAgra Foods, Inc.	12,027	291,294
Corn Products International, Inc.	2,100	82,404
Darling International, Inc.(a) *	3,167	39,873
Dean Foods Co.*	5,184	45,982
Diamond Foods, Inc.(a)	600	47,874
Dole Food Co., Inc.(a) *	1,713	17,130
Flowers Foods, Inc.(a)	4,105	79,883
Fresh Del Monte Produce, Inc.(a)	1,100	25,520
General Mills, Inc.	18,637	716,965
Green Mountain Coffee Roasters, Inc.(a) *	3,700	343,878
Hain Celestial Group, Inc.(a) *	1,400	42,770
HJ Heinz Co.	9,100	459,368
Hormel Foods Corp.(a)	4,600	124,292
Kellogg Co.	7,300	388,287
Kraft Foods, Inc., Class A	48,271	1,620,940
Lancaster Colony Corp.(a)	700	42,707
McCormick & Co., Inc.(a)	3,500	161,560
Mead Johnson Nutrition Co.	6,000	412,980
Ralcorp Holdings, Inc.*	1,800	138,078
Sanderson Farms, Inc.(a)	400	19,000
Sara Lee Corp.	16,400	268,140
Smithfield Foods, Inc.(a) *	4,200	81,900
Snyders-Lance, Inc.(a)	354	7,381
The Hershey Co.	4,600	272,504
The J.M. Smucker Co.	3,329	242,651
Tootsie Roll Industries, Inc.(a)	672	16,209
TreeHouse Foods, Inc.(a) *	816	50,461
Tyson Foods, Inc., Class A	8,302	144,123
		7,039,735
Gas Utilities — 0.3%
AGL Resources, Inc.	2,100	85,554
Atmos Energy Corp.	2,600	84,370
National Fuel Gas Co.	2,000	97,360
New Jersey Resources Corp.(a)	1,150	48,955
Nicor, Inc.(a)	1,500	82,515
Northwest Natural Gas Co.(a)	600	26,460
Oneok, Inc.	2,900	191,516
Piedmont Natural Gas Co., Inc.(a)	2,300	66,447
Questar Corp.	5,200	92,092
South Jersey Industries, Inc.(a)	800	39,800
Southwest Gas Corp.(a)	1,000	36,170
UGI Corp.	3,010	79,073
WGL Holdings, Inc.(a)	1,400	54,698
		985,010
Health Care Equipment & Supplies — 1.9%
Alere, Inc.(a) *	2,200	43,230
Align Technology, Inc.(a) *	1,900	28,823
Baxter International, Inc.	16,555	929,398
Becton Dickinson and Co.	6,416	470,421
Boston Scientific Corp.*	40,495	239,325
CareFusion Corp.*	5,900	141,305
Covidien PLC	14,170	624,897
CR Bard, Inc.	2,592	226,904
DENTSPLY International, Inc.(a)	3,734	114,596
Edwards Lifesciences Corp.*	3,200	228,096
Gen-Probe, Inc.*	1,400	80,150
Haemonetics Corp.(a) *	500	29,240
Hill-Rom Holdings, Inc.	1,606	48,212
Hologic, Inc.*	6,896	104,888
Idexx Laboratories, Inc.(a) *	1,600	110,352
Integra LifeSciences Holdings Corp.(a) *	800	28,616
Intuitive Surgical, Inc.*	1,100	400,708
Invacare Corp.(a)	800	18,432
Kinetic Concepts, Inc.*	1,700	112,013
Masimo Corp.(a)	401	8,682
Medtronic, Inc.	30,600	1,017,144
NuVasive, Inc.(a) *	1,200	20,484
ResMed, Inc.(a) *	4,200	120,918
Sirona Dental Systems, Inc.*	1,000	42,410
St. Jude Medical, Inc.	9,373	339,209
STERIS Corp.(a)	1,600	46,832
Stryker Corp.	8,200	386,466
Symmetry Medical, Inc.(a) *	200	1,544
Teleflex, Inc.(a)	1,064	57,211
The Cooper Cos., Inc.	1,246	98,621

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Thoratec Corp.(a) *	1,600	$52,224
Varian Medical Systems, Inc.(a) *	3,300	172,128
West Pharmaceutical Services, Inc.(a)	800	29,680
Zimmer Holdings, Inc.*	5,480	293,180
Zoll Medical Corp.(a) *	200	7,548
		6,673,887
Health Care Providers & Services — 2.2%
Accretive Health, Inc.(a) *	2,600	55,198
Aetna, Inc.	11,300	410,755
AMERIGROUP Corp.(a) *	2,200	85,822
AmerisourceBergen Corp.	8,036	299,502
Brookdale Senior Living, Inc.*	2,500	31,350
Cardinal Health, Inc.	10,011	419,261
Catalyst Health Solutions, Inc.*	1,300	74,997
Centene Corp.(a) *	1,800	51,606
Chemed Corp.(a)	700	38,472
CIGNA Corp.	7,600	318,744
Community Health Systems, Inc.(a) *	2,200	36,608
Coventry Health Care, Inc.*	4,550	131,086
DaVita, Inc.*	2,700	169,209
Express Scripts, Inc.*	14,500	537,515
Health Management Associates, Inc., Class A*	6,472	44,786
Health Net, Inc.*	2,200	52,162
Healthsouth Corp.(a) *	2,658	39,684
Healthspring, Inc.*	1,700	61,982
Henry Schein, Inc.(a) *	2,700	167,427
HMS Holdings Corp.(a) *	2,100	51,219
Humana, Inc.	5,100	370,923
Kindred Healthcare, Inc.(a) *	900	7,758
Laboratory Corp. of America Holdings*	2,900	229,245
LifePoint Hospitals, Inc.(a) *	1,533	56,169
Lincare Holdings, Inc.(a)	3,150	70,875
Magellan Health Services, Inc.(a) *	900	43,470
McKesson Corp.	7,400	537,980
Medco Health Solutions, Inc.*	10,512	492,908
Mednax, Inc.*	1,400	87,696
Molina Healthcare, Inc.(a) *	200	3,088
Omnicare, Inc.(a)	3,300	83,919
Owens & Minor, Inc.(a)	1,650	46,992
Patterson Cos, Inc.(a)	2,515	72,004
PSS World Medical, Inc.(a) *	1,300	25,597
Quest Diagnostics, Inc.(a)	4,415	217,924
Select Medical Holdings Corp.(a) *	1,900	12,673
Team Health Holdings, Inc.(a) *	1,800	29,556
Tenet Healthcare Corp.(a) *	12,500	51,625
UnitedHealth Group, Inc.	31,935	1,472,842
Universal American Corp.(a)	1,252	12,595
Universal Health Services, Inc.	2,600	88,400
VCA Antech, Inc.(a) *	2,600	41,548
WellCare Health Plans, Inc.*	1,093	41,512
WellPoint, Inc.	10,992	717,558
		7,892,242
Health Care Technology — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.*	4,000	72,080
athenahealth, Inc.(a) *	411	24,475
Cerner Corp.(a) *	4,000	274,080
Emdeon, Inc., Class A(a) *	288	5,412
Quality Systems, Inc.(a)	800	77,600
		453,647
Hotels, Restaurants & Leisure — 2.0%
Bally Technologies, Inc.*	1,600	43,168
BJ's Restaurants, Inc.(a) *	600	26,466
Brinker International, Inc.(a)	2,650	55,438
Buffalo Wild Wings, Inc.(a) *	400	23,920
Carnival Corp.	13,100	396,930
Chipotle Mexican Grill, Inc.*	500	151,475
Choice Hotels International, Inc.(a)	700	20,804
Cracker Barrel Old Country Store, Inc.(a)	500	20,040
Darden Restaurants, Inc.(a)	3,700	158,175
Domino's Pizza, Inc.(a) *	1,790	48,777
Gaylord Entertainment Co.(a) *	1,200	23,208
Hyatt Hotels Corp.(a) *	1,000	31,370
International Game Technology	8,500	123,505
International Speedway Corp., Class A	500	11,420
Jack in the Box, Inc.(a) *	900	17,928
Las Vegas Sands Corp.*	9,700	371,898
Life Time Fitness, Inc.(a) *	1,300	47,905
Marriott International, Inc., Class A(a)	8,110	220,916
McDonald's Corp.	30,328	2,663,405
MGM Resorts International*	9,600	89,184
Orient-Express Hotels Ltd.(a) *	1,100	7,601
Panera Bread Co., Class A(a) *	700	72,758
Penn National Gaming, Inc.*	2,100	69,909
Royal Caribbean Cruises Ltd.	4,000	86,560
Six Flags Entertainment Corp.(a)	326	9,037
Starbucks Corp.	20,500	764,445
Starwood Hotels & Resorts Worldwide, Inc.	5,300	205,746
Texas Roadhouse, Inc., Class A(a)	1,354	17,900
The Cheesecake Factory, Inc.(a) *	1,750	43,137
Vail Resorts, Inc.(a)	1,000	37,790
Wendy's Co. (The)(a)	11,890	54,575
WMS Industries, Inc.(a) *	1,350	23,747
Wyndham Worldwide Corp.	4,660	132,857
Wynn Resorts Ltd.	3,500	402,780
Yum! Brands, Inc.	13,300	656,887
		7,131,661
Household Durables — 0.4%
DR Horton, Inc.(a)	8,800	79,552
Fortune Brands, Inc.	4,200	227,136
Garmin Ltd.(a)	3,286	104,396
Harman International Industries, Inc.	1,900	54,302
Jarden Corp.(a)	2,655	75,030
Kid Brands, Inc.(a) *	100	264
Leggett & Platt, Inc.	4,300	85,097
Lennar Corp., Class A(a)	4,200	56,868
M.D.C. Holdings, Inc.(a)	1,057	17,906
Mohawk Industries, Inc.(a) *	1,843	79,083
Newell Rubbermaid, Inc.	8,200	97,334
NVR, Inc.(a) *	100	60,398
Pulte Homes, Inc.(a) *	9,847	38,896
Tempur-Pedic International, Inc.(a) *	1,500	78,915
Toll Brothers, Inc.(a) *	4,500	64,935
Tupperware Brands Corp.	1,700	91,358
Whirlpool Corp.(a)	2,067	103,164
		1,314,634
Household Products — 2.2%
Central Garden and Pet Co., Class A(a) *	200	1,416
Church & Dwight Co., Inc.(a)	4,200	185,640
Clorox Co.(a)	3,766	249,799
Colgate-Palmolive Co.	14,007	1,242,141
Energizer Holdings, Inc.*	1,900	126,236
Kimberly-Clark Corp.	11,312	803,265
Procter & Gamble Co.	81,205	5,130,532

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products (Continued)
Spectrum Brands Holdings, Inc.(a) *	1,117	$26,383
		7,765,412
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.*	9,394	132,268
Constellation Energy Group, Inc.	5,400	205,524
GenOn Energy, Inc.(a) *	19,172	53,298
NRG Energy, Inc.*	6,800	144,228
The AES Corp.*	18,700	182,512
		717,830
Industrial Conglomerates — 2.1%
3M Co.	19,437	1,395,382
Carlisle Cos, Inc.	1,635	52,124
Danaher Corp.	16,977	712,015
General Electric Co.	305,428	4,654,723
Raven Industries, Inc.(a)	395	19,039
Tyco International Ltd.	13,653	556,360
		7,389,643
Insurance — 3.7%
ACE Ltd.	9,680	586,608
Aflac, Inc.	13,236	462,598
Allied World Assurance Co., Holdings Ltd.	1,000	53,710
Allstate Corp.	14,943	354,000
Alterra Capital Holdings Ltd.(a)	2,083	39,515
American Financial Group, Inc.	2,500	77,675
American International Group, Inc.*	3,400	74,630
American National Insurance Co.	466	32,271
Amtrust Financial Services, Inc.(a)	1,389	30,919
AON Corp.	8,685	364,596
Arch Capital Group Ltd.*	4,200	137,235
Arthur J Gallagher & Co.	3,200	84,160
Aspen Insurance Holdings Ltd.(a)	2,100	48,384
Assurant, Inc.	2,800	100,240
Assured Guaranty Ltd.(a)	4,400	48,356
Axis Capital Holdings Ltd.	3,400	88,196
Berkshire Hathaway, Inc., Class B*	50,719	3,603,078
Brown & Brown, Inc.	3,900	69,420
Chubb Corp.	8,507	510,335
Cincinnati Financial Corp.(a)	4,614	121,487
CNA Financial Corp.(a)	7,300	164,031
CNO Financial Group, Inc.(a) *	6,200	33,542
Delphi Financial Group, Inc., Class S(a)	1,675	36,046
Endurance Specialty Holdings Ltd.	1,200	40,980
Enstar Group Ltd.(a) *	300	28,569
Erie Indemnity Co., Class A(a)	1,130	80,433
Everest Re Group Ltd.	1,400	111,132
FBL Financial Group, Inc., Class A(a)	100	2,662
Fidelity National Title Group, Inc., Class A	7,004	106,321
First American Financial Corp.(a)	3,300	42,240
Flagstone Reinsurance Holdings SA(a)	380	2,945
Genworth Financial, Inc., Class A*	12,500	71,750
Hanover Insurance Group, Inc.	1,100	39,050
Hartford Financial Services Group, Inc.	12,100	195,294
HCC Insurance Holdings, Inc.	3,400	91,970
Kemper Corp.	1,200	28,752
Lincoln National Corp.	8,333	130,245
Loews Corp.	9,359	323,353
Markel Corp.(a) *	211	75,354
Marsh & McLennan Cos, Inc.	15,400	408,716
MBIA, Inc.(a) *	3,900	28,353
Mercury General Corp.	800	30,680
MetLife, Inc.	29,890	837,219
Montpelier Re Holdings Ltd.(a)	2,200	38,896
Old Republic International Corp.	5,500	49,060
OneBeacon Insurance Group Ltd.(a)	300	4,092
PartnerRe Ltd.	2,000	104,540
Platinum Underwriters Holdings Ltd.(a)	1,200	36,900
Primerica, Inc.(a)	800	17,248
Principal Financial Group, Inc.	8,200	185,894
ProAssurance Corp.(a)	900	64,818
Protective Life Corp.	2,200	34,386
Prudential Financial, Inc.	14,005	656,274
Reinsurance Group of America, Inc.	2,081	95,622
RenaissanceRe Holdings Ltd.(a)	1,400	89,320
RLI Corp.(a)	500	31,790
StanCorp Financial Group, Inc.(a)	1,400	38,598
State Auto Financial Corp.(a)	600	7,890
Symetra Financial Corp.(a)	1,300	10,595
The Progressive Corp.	18,000	319,680
The Travelers Companies, Inc.	12,275	598,161
Torchmark Corp.(a)	3,600	125,496
Transatlantic Holdings, Inc.	1,500	72,780
UnumProvident Corp.	9,151	191,805
Validus Holdings Ltd.(a)	1,687	42,040
White Mountains Insurance Group Ltd.	300	121,725
Willis Group Holdings PLC(a)	4,700	161,539
WR Berkley Corp.(a)	4,005	118,908
XL Group PLC	8,756	164,613
		13,179,720
Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	10,649	2,302,633
Expedia, Inc.(a)	3,928	101,146
HSN, Inc.(a) *	900	29,817
Liberty Media Corp. - Interactive, Class A*	16,139	238,373
NetFlix, Inc.(a) *	1,800	203,688
Priceline.com, Inc.*	1,300	584,298
Shutterfly, Inc.(a) *	700	28,826
		3,488,781
Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	5,154	102,462
Ancestry.com, Inc.*	1,200	28,200
AOL, Inc.(a) *	3,127	37,524
Digital River, Inc.(a) *	1,400	29,022
eBay, Inc.*	33,800	996,762
Equinix, Inc.(a) *	1,271	112,903
Google, Inc., Class A*	7,167	3,686,562
IAC/InterActiveCorp*	2,753	108,881
j2 Global Communications, Inc.(a)	1,500	40,350
Monster Worldwide, Inc.(a) *	2,500	17,950
QuinStreet, Inc.*	189	1,956
Rackspace Hosting, Inc.(a) *	2,900	99,006
Valueclick, Inc.(a) *	2,000	31,120
VeriSign, Inc.(a)	4,900	140,189
VistaPrint NV*	1,299	35,112
WebMD Health Corp.*	1,400	42,210
Yahoo!, Inc.*	34,865	458,823
		5,969,032
IT Services — 3.8%
Accenture PLC, Class A	18,900	995,652
Acxiom Corp.(a) *	2,100	22,344
Alliance Data Systems Corp.(a) *	1,500	139,050
Amdocs Ltd.*	5,030	136,414
Automatic Data Processing, Inc.	14,650	690,747
Broadridge Financial Solutions, Inc.	3,975	80,057
CACI International, Inc., Class A(a) *	600	29,964
Cardtronics, Inc.*	900	20,628

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Cognizant Technology Solutions Corp., Class A*	8,642	$541,853
Computer Sciences Corp.	4,600	123,510
Convergys Corp.(a) *	3,200	30,016
CoreLogic, Inc.(a) *	2,308	24,626
DST Systems, Inc.	1,100	48,213
Fidelity National Information Services, Inc.	7,398	179,919
Fiserv, Inc.*	4,050	205,619
Gartner, Inc., Class A*	2,400	83,688
Genpact Ltd.*	5,590	80,440
Global Payments, Inc.	2,380	96,128
International Business Machines Corp.	34,794	6,089,994
Jack Henry & Associates, Inc.(a)	2,400	69,552
Lender Processing Services, Inc.(a)	2,639	36,128
Mantech International Corp., Class A(a)	600	18,828
Mastercard, Inc., Class A	3,300	1,046,628
MAXIMUS, Inc.	800	27,920
MoneyGram International, Inc.(a) *	1,335	3,111
NeuStar, Inc., Class A*	1,900	47,766
Paychex, Inc.	9,250	243,922
SAIC, Inc.(a) *	8,800	103,928
Sapient Corp.(a)	4,000	40,560
Syntel, Inc.(a)	600	25,914
TeleTech Holdings, Inc.(a) *	1,200	18,288
Teradata Corp.*	4,600	246,238
The Western Union Co.	17,826	272,560
Total System Services, Inc.	5,028	85,124
VeriFone Holdings, Inc.(a) *	2,400	84,048
Visa, Inc., Class A	15,100	1,294,372
Wright Express Corp.*	1,100	41,844
		13,325,593
Leisure Equipment & Products — 0.1%
Brunswick Corp.(a)	1,297	18,210
Hasbro, Inc.	3,300	107,613
Mattel, Inc.	9,800	253,722
Polaris Industries, Inc.(a)	1,800	89,946
		469,491
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.*	10,200	318,750
Bio-Rad Laboratories, Inc., Class A*	600	54,462
Bruker Corp.*	1,400	18,942
Charles River Laboratories International, Inc.(a) *	1,088	31,139
Covance, Inc.(a) *	1,600	72,720
Illumina, Inc.(a) *	3,620	148,130
Life Technologies Corp.*	4,823	185,348
Mettler-Toledo International, Inc.(a) *	900	125,964
Parexel International Corp.(a) *	1,600	30,288
PerkinElmer, Inc.	2,900	55,709
Pharmaceutical Product Development, Inc.	3,500	89,810
Techne Corp.	1,000	68,010
Thermo Fisher Scientific, Inc.*	11,106	562,408
Waters Corp.*	2,700	203,823
		1,965,503
Machinery — 2.0%
Actuant Corp., Class A(a)	1,500	29,625
AGCO Corp.*	2,600	89,882
Barnes Group, Inc.(a)	1,900	36,575
Briggs & Stratton Corp.(a)	700	9,457
Caterpillar, Inc.	18,800	1,388,192
Chart Industries, Inc.*	800	33,736
CLARCOR, Inc.(a)	1,300	53,794
CNH Global NV(a) *	116	3,044
Colfax Corp.(a) *	100	2,026
Crane Co.	1,500	53,535
Cummins, Inc.	5,400	440,964
Deere & Co.	11,700	755,469
Donaldson Co., Inc.(a)	2,100	115,080
Dover Corp.	5,400	251,640
Eaton Corp.	9,600	340,800
EnPro Industries, Inc.(a) *	300	8,904
Flowserve Corp.	1,600	118,400
Gardner Denver, Inc.	1,500	95,325
Graco, Inc.	1,550	52,917
Harsco Corp.	2,000	38,780
IDEX Corp.	2,100	65,436
Illinois Tool Works, Inc.	13,100	544,960
Ingersoll Rand PLC(a)	9,311	261,546
Joy Global, Inc.	2,900	180,902
Kaydon Corp.(a)	900	25,812
Kennametal, Inc.	2,100	68,754
Lincoln Electric Holdings, Inc.	2,600	75,426
Manitowoc Co., Inc.(a)	3,300	22,143
Middleby Corp.(a) *	500	35,230
Mueller Industries, Inc.(a)	1,000	38,590
Navistar International Corp.*	2,000	64,240
Nordson Corp.(a)	2,000	79,480
Oshkosh Corp.(a) *	2,600	40,924
PACCAR, Inc.	9,309	314,831
Pall Corp.	3,200	135,680
Parker Hannifin Corp.	4,609	290,966
Pentair, Inc.(a)	2,700	86,427
Robbins & Myers, Inc.	700	24,297
Sauer-Danfoss, Inc.*	692	19,999
Snap-On, Inc.	1,600	71,040
SPX Corp.	1,400	63,434
Stanley Black & Decker, Inc.	4,622	226,940
Terex Corp.(a) *	2,600	26,676
Timken Co.	2,600	85,332
Titan International, Inc.(a)	900	13,500
Toro Co.(a)	1,000	49,270
Trinity Industries, Inc.	2,400	51,384
Valmont Industries, Inc.(a)	700	54,558
WABCO Holdings, Inc.*	1,899	71,896
Wabtec Corp.	1,400	74,018
Watts Water Technologies, Inc., Class A(a)	900	23,985
		7,105,821
Marine — 0.0%
Alexander & Baldwin, Inc.	1,200	43,836
Kirby Corp.(a) *	1,600	84,224
		128,060
Media — 3.1%
AMC Networks, Inc., Class A*	1,725	55,114
Arbitron, Inc.(a)	800	26,464
Cablevision Systems Corp., Class A	6,100	95,953
CBS Corp., Class A(a)	1,300	26,793
CBS Corp., Class B	18,251	371,955
Central European Media Enterprises Ltd., Class A(a) *	555	4,335
Charter Communications, Inc.*	2,552	119,536
Cinemark Holdings, Inc.(a)	2,400	45,312
Clear Channel Outdoor Holdings, Inc., Class A*	231	2,162
Comcast Corp., Class A	60,616	1,266,874
Comcast Corp., Class A Special	19,350	400,351
CTC Media, Inc.	3,697	32,903

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
DIRECTV, Class A*	23,148	$978,003
Discovery Communications, Inc., Class A(a)*	4,020	151,232
Discovery Communications, Inc., Class C*	4,020	141,303
DISH Network Corp., Class A*	6,200	155,372
DreamWorks Animation SKG, Inc., Class A(a) *	2,400	43,632
Gannett Co., Inc.(a)	6,000	57,180
Interpublic Group of Cos, Inc.	13,900	100,080
John Wiley & Sons, Inc., Class A(a)	1,300	57,746
Lamar Advertising Co., Class A*	1,800	30,654
Liberty Global, Inc., Series A*	3,295	119,213
Liberty Global, Inc., Series C*	3,173	109,818
Liberty Media Corp. - Liberty Capital, Series A*	3,000	198,360
Liberty Media Corp. - Liberty Starz, Series A*	1,492	94,831
Live Nation Entertainment, Inc.(a) *	4,494	35,997
Madison Square Garden, Inc., Class A(a) *	1,825	41,610
McGraw-Hill Companies, Inc.	8,886	364,326
Meredith Corp.(a)	900	20,376
Morningstar, Inc.(a)	1,000	56,440
News Corp., Class A	53,544	828,326
News Corp., Class B	12,500	194,875
Omnicom Group, Inc.	8,100	298,404
Regal Entertainment Group, Class A(a)	2,586	30,360
Scripps Networks Interactive, Inc., Class A	2,600	96,642
Sinclair Broadcast Group, Inc., Class A	600	4,302
Sirius XM Radio, Inc.(a) *	111,627	168,557
The New York Times Co., Class A(a) *	2,900	16,849
The Washington Post Co., Class B(a)	100	32,697
Time Warner Cable, Inc.	9,371	587,281
Time Warner, Inc.	31,000	929,070
Valassis Communications, Inc.(a) *	1,200	22,488
Viacom, Inc., Class A(a)	1,300	62,868
Viacom, Inc., Class B	15,937	617,399
Virgin Media, Inc.	8,600	209,410
Walt Disney Co.	52,375	1,579,630
		10,883,083
Metals & Mining — 1.0%
AK Steel Holding Corp.(a)	3,100	20,274
Alcoa, Inc.(a)	30,700	293,799
Allegheny Technologies, Inc.(a)	2,400	88,776
Allied Nevada Gold Corp.(a) *	2,115	75,738
AMCOL International Corp.(a)	529	12,691
Carpenter Technology Corp.	1,000	44,890
Century Aluminum Co.(a) *	1,000	8,940
Cliffs Natural Resources, Inc.	4,187	214,249
Coeur d'Alene Mines Corp.(a) *	2,464	52,828
Commercial Metals Co.	3,500	33,285
Compass Minerals International, Inc.	1,000	66,780
Freeport-McMoRan Copper & Gold, Inc., Class B	27,733	844,470
Globe Specialty Metals, Inc.(a)	1,087	15,783
Hecla Mining Co.(a) *	5,900	31,624
Kaiser Aluminum Corp.(a)	400	17,712
Molycorp, Inc.(a) *	657	21,595
Newmont Mining Corp.	13,900	874,310
Nucor Corp.(a)	9,194	290,898
Reliance Steel & Aluminum Co.	2,000	68,020
Royal Gold, Inc.(a)	1,500	96,090
RTI International Metals, Inc.(a) *	500	11,660
Schnitzer Steel Industries, Inc., Class A(a)	700	25,760
Southern Copper Corp.	5,137	128,374
Steel Dynamics, Inc.	5,800	57,536
Stillwater Mining Co.(a) *	3,300	28,050
Titanium Metals Corp.(a)	2,300	34,454
United States Steel Corp.(a)	3,923	86,345
Walter Industries, Inc.	1,775	106,518
Worthington Industries, Inc.(a)	1,900	26,543
		3,677,992
Multi-Utilities — 1.5%
Alliant Energy Corp.	3,000	116,040
Ameren Corp.	7,000	208,390
Avista Corp.	1,300	31,005
Black Hills Corp.(a)	1,000	30,640
Centerpoint Energy, Inc.	11,250	220,725
CMS Energy Corp.	6,900	136,551
Consolidated Edison, Inc.	8,400	478,968
Dominion Resources, Inc.	16,700	847,859
DTE Energy Co.	4,900	240,198
Integrys Energy Group, Inc.	2,277	110,707
MDU Resources Group, Inc.	5,425	104,106
NiSource, Inc.	7,800	166,764
NorthWestern Corp.	1,000	31,940
NSTAR	2,800	125,468
OGE Energy Corp.	2,900	138,591
PG&E Corp.	11,258	476,326
Public Service Enterprise Group, Inc.	14,400	480,528
SCANA Corp.(a)	3,400	137,530
Sempra Energy	6,600	339,900
TECO Energy, Inc.	5,800	99,354
Vectren Corp.	1,900	51,452
Wisconsin Energy Corp.	6,800	212,772
Xcel Energy, Inc.	14,100	348,129
		5,133,943
Multiline Retail — 0.8%
99 Cents Only Stores(a) *	1,800	33,156
Big Lots, Inc.*	2,300	80,109
Dillard's, Inc., Class A(a)	1,596	69,394
Dollar General Corp.*	2,900	109,504
Dollar Tree, Inc.*	3,602	270,546
Family Dollar Stores, Inc.	3,400	172,924
J.C. Penney Co., Inc.(a)	4,700	125,866
Kohl's Corp.	7,610	373,651
Macy's, Inc.	12,300	323,736
Nordstrom, Inc.	5,000	228,400
Saks, Inc.(a) *	3,600	31,500
Sears Holdings Corp.(a) *	1,189	68,392
Target Corp.	17,500	858,200
		2,745,378
Office Electronics — 0.1%
Xerox Corp.	39,292	273,865
Zebra Technologies Corp., Class A*	1,575	48,731
		322,596
Oil, Gas & Consumable Fuels — 8.9%
Alpha Natural Resources, Inc.*	3,688	65,241
Anadarko Petroleum Corp.	14,400	907,920
Apache Corp.	11,175	896,682
Arch Coal, Inc.	4,300	62,694
Berry Petroleum Co., Class A(a)	1,600	56,608
Bill Barrett Corp.(a) *	1,500	54,360
Brigham Exploration Co.*	3,200	80,832
Cabot Oil & Gas Corp.	3,000	185,730
Carrizo Oil & Gas, Inc.*	1,100	23,705
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Chesapeake Energy Corp.	19,200	$490,560
Chevron Corp.	58,644	5,425,743
Cimarex Energy Co.	2,410	134,237
Cloud Peak Energy, Inc.(a) *	1,609	27,273
Cobalt International Energy, Inc.(a) *	3,164	24,394
Comstock Resources, Inc.(a) *	1,500	23,190
Concho Resources, Inc.*	2,800	199,192
ConocoPhillips	39,167	2,480,054
Consol Energy, Inc.	6,800	230,724
Continental Resources, Inc.(a) *	1,200	58,044
CVR Energy, Inc.(a) *	1,522	32,175
Denbury Resources, Inc.*	11,108	127,742
Devon Energy Corp.	11,840	656,410
El Paso Corp.	22,433	392,129
Energen Corp.	2,100	85,869
EOG Resources, Inc.	7,800	553,878
EQT Corp.	4,200	224,112
EXCO Resources, Inc.(a)	3,600	38,592
Exxon Mobil Corp.	143,236	10,403,231
Forest Oil Corp.*	3,371	48,542
Gulfport Energy Corp.(a) *	766	18,522
Hess Corp.	8,700	456,402
HollyFrontier Corp.	5,894	154,541
Marathon Oil Corp.	20,443	441,160
Marathon Petroleum Corp.	10,401	281,451
McMoRan Exploration Co.(a) *	2,587	25,689
Murphy Oil Corp.	5,400	238,464
Newfield Exploration Co.*	3,900	154,791
Noble Energy, Inc.	5,068	358,814
Northern Oil and Gas, Inc.(a) *	1,600	31,024
Oasis Petroleum, Inc.(a) *	358	7,994
Occidental Petroleum Corp.	23,683	1,693,335
Patriot Coal Corp.(a) *	2,040	17,258
Peabody Energy Corp.	7,900	267,652
Pioneer Natural Resources Co.(a)	3,002	197,442
Plains Exploration & Production Co.*	3,717	84,413
QEP Resources, Inc.	5,200	140,764
Quicksilver Resources, Inc.(a) *	2,008	15,221
Range Resources Corp.(a)	4,700	274,762
Rosetta Resources, Inc.*	1,400	47,908
SandRidge Energy, Inc.(a) *	10,354	57,568
Ship Finance International Ltd.(a)	2,100	27,300
SM Energy Co.	1,900	115,235
Southern Union Co.	3,288	133,394
Southwestern Energy Co.*	10,000	333,300
Spectra Energy Corp.	18,778	460,624
Stone Energy Corp.*	1,196	19,387
Sunoco, Inc.(a)	3,700	114,737
Swift Energy Co.*	900	21,906
Teekay Corp.(a)	1,700	38,437
Tesoro Corp.*	3,900	75,933
Ultra Petroleum Corp.*	4,500	124,740
Valero Energy Corp.	16,318	290,134
W&T Offshore, Inc.(a)	1,600	22,016
Western Refining, Inc.*	2,000	24,920
Whiting Petroleum Corp.*	3,200	112,256
Williams Companies, Inc.	16,900	411,346
World Fuel Services Corp.(a)	1,600	52,240
		31,332,943
Paper & Forest Products — 0.1%
Buckeye Technologies, Inc.(a)	1,000	24,110
Domtar Corp.	1,000	68,170
International Paper Co.	11,925	277,256
MeadWestvaco Corp.	5,340	131,151
Schweitzer-Mauduit International, Inc.(a)	200	11,174
		511,861
Personal Products — 0.2%
Avon Products, Inc.	12,500	245,000
Elizabeth Arden, Inc.(a) *	300	8,532
Estee Lauder Companies, Inc., Class A	3,500	307,440
Herbalife Ltd.	3,200	171,520
Nu Skin Enterprises, Inc., Class A(a)	1,488	60,294
		792,786
Pharmaceuticals — 5.5%
Abbott Laboratories	45,412	2,322,370
Allergan, Inc.	8,900	733,182
Bristol-Myers Squibb Co.	49,600	1,556,448
Eli Lilly & Co.	30,400	1,123,888
Endo Pharmaceuticals Holdings, Inc.*	3,209	89,820
Forest Laboratories, Inc.*	8,100	249,399
Hospira, Inc.*	4,720	174,640
Impax Laboratories, Inc.(a) *	1,000	17,910
Jazz Pharmaceuticals, Inc.(a) *	1,100	45,672
Johnson & Johnson	80,012	5,097,564
Medicis Pharmaceutical Corp., Class A(a)	1,500	54,720
Merck & Co., Inc.	89,566	2,929,704
Mylan, Inc.*	12,025	204,425
Par Pharmaceutical Cos., Inc.*	900	23,958
Perrigo Co.(a)	2,500	242,775
Pfizer, Inc.	227,581	4,023,632
Questcor Pharmaceuticals, Inc.(a) *	1,600	43,616
Salix Pharmaceuticals Ltd.(a) *	1,500	44,400
Viropharma, Inc.(a) *	1,800	32,526
Warner Chilcott PLC, Class A*	2,100	30,030
Watson Pharmaceuticals, Inc.*	3,600	245,700
		19,286,379
Professional Services — 0.2%
Acacia Research - Acacia Technologies*	1,200	43,188
CoStar Group, Inc.(a) *	365	18,969
Dun & Bradstreet Corp.	1,500	91,890
Equifax, Inc.	3,389	104,178
FTI Consulting, Inc.(a) *	1,300	47,853
IHS, Inc., Class A*	1,300	97,253
Manpower, Inc.	2,400	80,688
Robert Half International, Inc.	3,700	78,514
The Advisory Board Co.(a) *	500	32,265
The Corporate Executive Board Co.(a)	1,000	29,800
Towers Watson & Co., Class A	1,500	89,670
Verisk Analytics, Inc., Class A*	3,657	127,154
		841,422
Real Estate Management & Development — 0.1%
CBRE Group, Inc.*	8,400	113,064
Forest City Enterprises, Inc.(a) *	3,000	31,980
Jones Lang LaSalle, Inc.	1,100	56,991
The St. Joe Co.(a) *	2,400	35,976
		238,011
Road & Rail — 0.9%
AMERCO, Inc.(a) *	300	18,735
Avis Budget Group, Inc.(a) *	2,328	22,512
Con-way, Inc.	1,500	33,195
CSX Corp.	31,409	586,406
Genesee & Wyoming, Inc., Class A(a) *	1,300	60,476
Heartland Express, Inc.(a)	1,866	25,303
Hertz Global Holdings, Inc.(a) *	7,400	65,860
JB Hunt Transport Services, Inc.(a)	2,500	90,300

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Kansas City Southern*	2,900	$144,884
Knight Transportation, Inc.(a)	1,525	20,298
Landstar System, Inc.	1,600	63,296
Norfolk Southern Corp.	10,304	628,750
Old Dominion Freight Line, Inc.*	1,425	41,282
Ryder System, Inc.	1,600	60,016
Union Pacific Corp.	14,200	1,159,714
Werner Enterprises, Inc.	1,200	24,996
		3,046,023
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.(a) *	16,400	83,312
Altera Corp.	9,300	293,229
Amkor Technology, Inc.(a) *	2,500	10,900
Analog Devices, Inc.	8,600	268,750
Applied Materials, Inc.	38,300	396,405
Atmel Corp.*	12,900	104,103
Avago Technologies Ltd.	5,800	190,066
Broadcom Corp., Class A*	13,802	459,469
Cree, Inc.(a) *	2,900	75,342
Cymer, Inc.*	1,100	40,898
Cypress Semiconductor Corp.(a) *	4,600	68,862
Diodes, Inc.(a) *	500	8,960
Entegris, Inc.*	3,200	20,416
Fairchild Semiconductor International, Inc.*	3,875	41,850
First Solar, Inc.(a) *	1,600	101,136
GT Advanced Technologies, Inc.*	3,400	23,868
Hittite Microwave Corp.(a) *	800	38,960
Intel Corp.	153,786	3,280,255
International Rectifier Corp.*	1,500	27,930
Intersil Corp., Class A	3,500	36,015
Kla-Tencor Corp.	4,900	187,572
Lam Research Corp.*	3,600	136,728
Linear Technology Corp.	6,200	171,430
LSI Corp.*	18,094	93,727
Marvell Technology Group Ltd.*	16,100	233,933
Maxim Integrated Products, Inc.(a)	8,300	193,639
MEMC Electronic Materials, Inc.(a) *	5,800	30,392
Microchip Technology, Inc.(a)	5,350	166,438
Micron Technology, Inc.*	27,301	137,597
Microsemi Corp.*	2,900	46,342
MKS Instruments, Inc.(a)	1,300	28,223
Netlogic Microsystems, Inc.(a) *	1,700	81,787
Novellus Systems, Inc.(a) *	2,800	76,328
Nvidia Corp.*	16,500	206,250
Omnivision Technologies, Inc.(a) *	1,400	19,656
ON Semiconductor Corp.*	11,830	84,821
PMC - Sierra, Inc.(a) *	6,300	37,674
Power Integrations, Inc.(a)	300	9,183
RF Micro Devices, Inc.(a) *	7,000	44,380
Semtech Corp.(a) *	1,800	37,980
Silicon Laboratories, Inc.(a) *	1,400	46,914
Skyworks Solutions, Inc.*	5,200	93,288
Spansion, Inc., Class A(a) *	1,700	20,774
SunPower Corp., Class A(a) *	91	736
SunPower Corp., Class B*	393	2,889
Teradyne, Inc.(a) *	6,000	66,060
Texas Instruments, Inc.	32,302	860,848
TriQuint Semiconductor, Inc.*	5,100	25,602
Varian Semiconductor Equipment
Associates, Inc.(a) *	2,125	129,944
Veeco Instruments, Inc.(a) *	1,100	26,840
Xilinx, Inc.	7,500	205,800
		9,074,501
Software — 3.9%
ACI Worldwide, Inc.*	600	16,524
Activision Blizzard, Inc.	14,188	168,837
Adobe Systems, Inc.*	14,008	338,573
Advent Software, Inc.(a) *	700	14,595
ANSYS, Inc.*	2,600	127,504
Ariba, Inc.(a) *	2,300	63,733
AsiaInfo-Linkage, Inc.(a) *	446	3,291
Aspen Technology, Inc.(a) *	2,400	36,648
Autodesk, Inc.*	6,300	175,014
Blackbaud, Inc.(a)	992	22,092
Blackboard, Inc.(a) *	825	36,844
BMC Software, Inc.*	5,000	192,800
CA, Inc.	12,090	234,667
Cadence Design Systems, Inc.(a) *	7,100	65,604
Citrix Systems, Inc.*	5,600	305,368
Commvault Systems, Inc.(a) *	960	35,578
Compuware Corp.*	5,600	42,896
Concur Technologies, Inc.(a) *	1,400	52,108
Electronic Arts, Inc.*	9,400	192,230
Factset Research Systems, Inc.(a)	1,250	111,212
Fair Isaac Corp.(a)	1,450	31,654
Fortinet, Inc.*	2,600	43,680
Informatica Corp.*	3,000	122,850
Intuit, Inc.*	8,100	384,264
JDA Software Group, Inc.(a) *	800	18,752
Mentor Graphics Corp.*	3,500	33,670
Micros Systems, Inc.*	2,300	100,993
Microsoft Corp.	208,059	5,178,589
MicroStrategy, Inc., Class A(a) *	200	22,814
NetSuite, Inc.(a) *	1,588	42,892
Nuance Communications, Inc.(a) *	6,700	136,412
Oracle Corp.	116,063	3,335,651
Parametric Technology Corp.*	3,480	53,522
Progress Software Corp.(a) *	1,950	34,222
QLIK Technologies, Inc.(a) *	1,545	33,465
Quest Software, Inc.(a) *	2,400	38,112
Red Hat, Inc.*	5,400	228,204
Rovi Corp.(a) *	3,151	135,430
Salesforce.com, Inc.*	3,700	422,836
Solarwinds, Inc.(a) *	1,750	38,535
Solera Holdings, Inc.	1,984	100,192
SuccessFactors, Inc.(a) *	2,100	48,279
Symantec Corp.*	22,121	360,572
Synopsys, Inc.*	4,200	102,312
Take-Two Interactive Software, Inc.(a) *	2,150	27,348
Taleo Corp., Class A(a) *	257	6,610
TIBCO Software, Inc.*	6,000	134,340
Verint Systems, Inc.(a) *	406	10,674
VirnetX Holding Corp.(a) *	1,400	20,986
VMware, Inc.*	2,347	188,652
Websense, Inc.(a) *	600	10,380
		13,683,010
Specialty Retail — 2.1%
Aaron's, Inc.(a)	2,250	56,813
Abercrombie & Fitch Co., Class A	2,500	153,900
Advance Auto Parts, Inc.(a)	2,100	122,010
Aeropostale, Inc.(a) *	2,700	29,187
American Eagle Outfitters, Inc.(a)	5,750	67,390
Ann, Inc.(a) *	1,550	35,402
Ascena Retail Group, Inc.(a) *	2,000	54,140
AutoNation, Inc.*	2,975	97,520

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
AutoZone, Inc.*	700	$223,433
Bed Bath & Beyond, Inc.*	7,221	413,836
Best Buy Co., Inc.(a)	9,525	221,932
Cabela's, Inc.(a) *	1,100	22,539
Carmax, Inc.(a) *	6,346	151,352
Chico's FAS, Inc.	5,800	66,294
Childrens Place Retail Stores, Inc.(a) *	700	32,571
Dick's Sporting Goods, Inc.(a) *	2,400	80,304
DSW, Inc., Class A(a)	700	32,326
Express, Inc.	900	18,261
Foot Locker, Inc.	4,100	82,369
GameStop Corp., Class A(a) *	4,388	101,363
Genesco, Inc.(a) *	700	36,071
Guess?, Inc.	1,900	54,131
Hibbett Sports, Inc.(a) *	700	23,723
Home Depot, Inc.	45,321	1,489,701
Jos. A. Bank Clothiers, Inc.(a) *	750	34,973
Lowe's Cos, Inc.	37,970	734,340
Ltd. Brands, Inc.	7,980	307,310
Men's Wearhouse, Inc.(a)	1,750	45,640
Monro Muffler Brake, Inc.(a)	800	26,376
O'Reilly Automotive, Inc.(a) *	3,900	259,857
Office Depot, Inc.(a) *	6,171	12,712
Penske Auto Group, Inc.(a)	1,000	16,000
PetSmart, Inc.	3,400	145,010
Pier 1 Imports, Inc.(a) *	3,200	31,296
RadioShack Corp.(a)	3,300	38,346
Rent-A-Center, Inc.(a)	1,700	46,665
Ross Stores, Inc.	3,400	267,546
Sally Beauty Holdings, Inc.*	4,602	76,393
Signet Jewelers Ltd.*	2,400	81,120
Staples, Inc.	19,850	264,005
The Buckle, Inc.(a)	900	34,614
The Finish Line Inc., Class A	1,500	29,985
The Gap, Inc.(a)	11,000	178,640
Tiffany & Co.	3,600	218,952
TJX Cos, Inc.	11,000	610,170
Tractor Supply Co.	2,800	175,140
Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	99,568
Urban Outfitters, Inc.(a) *	3,800	84,816
Vitamin Shoppe, Inc.(a) *	600	22,464
Williams-Sonoma, Inc.	2,900	89,291
		7,597,797
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc.(a) *	1,400	42,756
Coach, Inc.	8,210	425,524
Columbia Sportswear Co.(a)	400	18,560
CROCS, Inc.*	2,300	54,441
Deckers Outdoor Corp.(a) *	1,200	111,912
Fossil, Inc.*	2,600	210,756
Hanesbrands, Inc.*	2,601	65,051
Iconix Brand Group, Inc.(a) *	1,472	23,258
Lululemon Athletica, Inc.*	1,300	63,245
NIKE, Inc., Class B	10,005	855,527
PVH Corp.(a)	1,700	99,008
Polo Ralph Lauren Corp.	2,000	259,400
Steven Madden Ltd.*	1,200	36,120
The Warnaco Group, Inc.(a) *	1,400	64,526
Under Armour, Inc., Class A(a) *	1,100	73,051
VF Corp.(a)	2,500	303,800
Wolverine World Wide, Inc.	1,600	53,200
		2,760,135
Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.(a)	2,298	17,672
Capitol Federal Financial, Inc.	3,239	34,204
First Niagara Financial Group, Inc.	9,560	87,474
Hudson City Bancorp, Inc.	13,407	75,884
New York Community Bancorp, Inc.(a)	10,665	126,913
Northwest Bancshares, Inc.(a)	2,675	31,859
Ocwen Financial Corp.(a) *	3,000	39,630
People's United Financial, Inc.(a)	11,010	125,514
TFS Financial Corp.(a) *	2,631	21,390
Washington Federal, Inc.	2,947	37,545
		598,085
Tobacco — 1.6%
Altria Group, Inc.	61,022	1,636,000
Lorillard, Inc.	4,100	453,870
Philip Morris International, Inc.	51,900	3,237,522
Reynolds American, Inc.(a)	10,365	388,480
Vector Group Ltd.(a)	1,929	33,138
		5,749,010
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.(a)	964	26,182
Fastenal Co.(a)	7,800	259,584
GATX Corp.(a)	1,100	34,089
MSC Industrial Direct Co., Class A	1,400	79,044
TAL International Group, Inc.(a)	500	12,470
Textainer Group Holdings Ltd.(a)	1,300	26,364
Watsco, Inc.(a)	800	40,880
WESCO International, Inc.(a) *	1,100	36,905
WW Grainger, Inc.	1,700	254,218
		769,736
Water Utilities — 0.1%
American Water Works Co., Inc.	4,900	147,882
Aqua America, Inc.(a)	4,034	87,013
		234,895
Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A*	11,207	602,937
Crown Castle International Corp.*	8,317	338,252
MetroPCS Communications, Inc.*	8,400	73,164
NII Holdings, Inc.*	4,600	123,970
SBA Communications Corp., Class A(a) *	2,900	99,992
Sprint Nextel Corp.*	85,067	258,604
Telephone & Data Systems, Inc.	1,300	27,625
Telephone & Data Systems, Inc., Special Shares	800	15,816
United States Cellular Corp.(a) *	730	28,944
		1,569,304
TOTAL COMMON STOCKS
(Identified Cost $264,455,437)		337,972,422

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Celgene Corp., expires 12/31/2030*	66	104
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	73	21
TOTAL RIGHTS & WARRANTS
(Identified Cost $350)		125

MUTUAL FUNDS — 3.6%
Other — 3.6%
DFA U.S. Micro Cap Portfolio	1,119,102	12,836,098

See notes to schedule of investments.

	SHARES	VALUE†
MUTUAL FUNDS (Continued)
TOTAL MUTUAL FUNDS
(Identified Cost $12,733,949)		$12,836,098

SHORT-TERM INVESTMENTS — 0.6%
Other — 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,176,061	2,176,061
		2,176,062
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,176,062)		2,176,062

COLLATERAL FOR SECURITIES ON LOAN — 9.5%
Short-Term — 9.5%
State street Navigator Securities Lending Prime Portfolio	33,649,373	33,649,373
		33,649,373
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $33,649,373)		33,649,373

Total Investments — 109.4%
(Identified Cost $313,015,171)#		386,634,080
Liabilities, Less Cash and Other Assets — (9.4%)		(33,274,303)

Net Assets — 100.0%		$353,359,777
____________________

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of September 30, 2011, the market value of the securities on loan was $32,220,199.
#
At September 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $313,015,171. Net unrealized appreciation aggregated $73,618,909 of which $101,005,895 related to appreciated investment securities and $27,386,986 related to depreciated investment securities.

Key to abbreviations:
ADR– American Depository Receipt

See notes to schedule of investments.

SA U.S. Core Market Fund

September 30, 2011
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	18.6%
Financials	15.7%
Health Care	11.9%
Consumer Discretionary	11.4%
Energy	10.8%
Consumer Staples	10.5%
Industrials	10.2%
Utilities	4.1%
Materials	3.8%
Telecommunication Services	3.0%
Total	100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.4%
L-3 Communications Holdings, Inc.	8,562	$530,587
Northrop Grumman Corp.	54,207	2,827,437
Raytheon Co.	4,835	197,607
		3,555,631
Air Freight & Logistics — 0.0%
FedEx Corp.	65	4,399
Airlines — 0.4%
Southwest Airlines Co.	126,100	1,013,844
Automobiles — 0.0%
General Motors Co.*	3,790	76,482
Beverages — 0.6%
Constellation Brands, Inc., Class A*	30,934	556,812
Molson Coors Brewing Co., Class B(a)	27,145	1,075,213
		1,632,025
Building Products — 0.2%
Owens Corning*	20,018	433,990
Capital Markets — 0.8%
American Capital Ltd.*	7,870	53,673
E*Trade Financial Corp.*	6,890	62,768
Legg Mason, Inc.(a)	23,477	603,594
Morgan Stanley	105,967	1,430,554
		2,150,589
Chemicals — 0.3%
Ashland, Inc.	14,733	650,315
Cytec Industries, Inc.	1,824	64,095
Huntsman Corp.	4,150	40,131
		754,541
Commercial Banks — 1.4%
CIT Group, Inc.(a) *	5,752	174,688
Fifth Third Bancorp	12,670	127,967
KeyCorp	126,159	748,123
Popular, Inc.*	71,870	107,805
Regions Financial Corp.	184,756	615,237
SunTrust Banks, Inc.	81,987	1,471,667
Zions Bancorporation(a)	24,798	348,908
		3,594,395
Commercial Services & Supplies — 0.6%
Covanta Holding Corp.	8,602	130,664
R.R. Donnelley & Sons Co.(a)	21,147	298,596
Republic Services, Inc.	38,907	1,091,730
		1,520,990
Communications Equipment — 0.2%
Motorola Solutions, Inc.	10,790	452,101
Computers & Peripherals — 0.2%
Western Digital Corp.*	21,785	560,310
Construction & Engineering — 0.2%
Aecom Technology Corp.*	1,174	20,744
Quanta Services, Inc.*	10,525	197,765
URS Corp.*	12,610	374,013
		592,522
Construction Materials — 0.2%
Vulcan Materials Co.(a)	19,042	524,798
Consumer Finance — 1.2%
Capital One Financial Corp.	74,533	2,953,743
Containers & Packaging — 0.0%
Rock-Tenn Co., Class A	176	8,568
Sealed Air Corp.	6,300	105,210
		113,778
Diversified Consumer Services — 0.0%
Service Corp. International	5,594	51,241
Diversified Financial Services — 5.8%
Bank of America Corp.	737,905	4,515,979
Citigroup, Inc.	258,694	6,627,740
CME Group, Inc.	10,093	2,486,915
JPMorgan Chase & Co.	14,966	450,776
The NASDAQ OMX Group, Inc.*	28,325	655,441
		14,736,851
Diversified Telecommunication Services — 6.0%
AT&T, Inc.	419,977	11,977,744
CenturyLink, Inc.(a)	30,026	994,461
Frontier Communications Corp.(a)	16,076	98,224
Verizon Communications, Inc.	59,663	2,195,599
		15,266,028
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.*	20,100	558,378
Avnet, Inc.*	25,300	659,824
AVX Corp.	8,790	104,337
Corning, Inc.	59,159	731,205
Ingram Micro, Inc., Class A*	27,569	444,688
Tech Data Corp.*	2,403	103,882
		2,602,314
Energy Equipment & Services — 2.4%
Helmerich & Payne, Inc.(a)	17,367	705,100
Nabors Industries Ltd.*	71,462	876,124
National Oilwell Varco, Inc.	55,555	2,845,527
Patterson-UTI Energy, Inc.	23,910	414,599
Rowan Cos, Inc.(a) *	19,250	581,158
Tidewater, Inc.(a)	8,682	365,078
Unit Corp.*	600	22,152
Weatherford International Ltd.*	22,123	270,122
		6,079,860
Food & Staples Retailing — 3.0%
CVS Caremark Corp.	210,226	7,059,389
Safeway, Inc.(a)	38,038	632,572
		7,691,961
Food Products — 5.3%
Archer-Daniels-Midland Co.	96,578	2,396,100
Bunge Ltd.	14,350	836,461
Corn Products International, Inc.	1,460	57,290
Kraft Foods, Inc., Class A	207,230	6,958,783
Ralcorp Holdings, Inc.*	6,429	493,169
Smithfield Foods, Inc.(a) *	26,819	522,971
The J.M. Smucker Co.(a)	18,726	1,364,938
Tyson Foods, Inc., Class A	52,207	906,314
		13,536,026
Health Care Equipment & Supplies — 1.1%
Alere, Inc.* (a)	9,211	180,996
Boston Scientific Corp.*	175,896	1,039,545
CareFusion Corp.*	29,859	715,123
Hologic, Inc.*	39,197	596,187
Teleflex, Inc.(a)	2,591	139,318
The Cooper Cos., Inc.(a)	637	50,419
		2,721,588
Health Care Providers & Services — 5.2%
Aetna, Inc.	66,065	2,401,463
CIGNA Corp.	219	9,185
Coventry Health Care, Inc.*	22,712	654,333
Humana, Inc.	24,131	1,755,047
Omnicare, Inc.(a)	17,326	440,600
UnitedHealth Group, Inc.	61,560	2,839,147

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
WellPoint, Inc.	77,407	$5,053,129
		13,152,904
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	90,764	2,750,149
MGM Resorts International*	90,090	836,936
Penn National Gaming, Inc.(a) *	5,567	185,326
Royal Caribbean Cruises Ltd.(a)	34,910	755,452
Wyndham Worldwide Corp.	28,665	817,239
		5,345,102
Household Durables — 1.3%
DR Horton, Inc.(a)	42,255	381,985
Fortune Brands, Inc.	24,799	1,341,130
Lennar Corp., Class A(a)	25,133	340,301
Mohawk Industries, Inc.(a) *	11,968	513,547
Toll Brothers, Inc.(a) *	27,590	398,124
Whirlpool Corp.(a)	4,460	222,598
		3,197,685
Independent Power Producers & Energy Traders — 0.8%
Calpine Corp.*	56,511	795,675
NRG Energy, Inc.*	27,286	578,736
The AES Corp.*	60,667	592,110
		1,966,521
Industrial Conglomerates — 4.3%
General Electric Co.	595,391	9,073,759
Tyco International Ltd.	46,192	1,882,324
		10,956,083
Insurance — 8.7%
Allied World Assurance Co., Holdings Ltd.	6,278	337,191
Allstate Corp.	40,768	965,794
Alterra Capital Holdings Ltd.(a)	1,399	26,539
American Financial Group, Inc.	19,642	610,277
American National Insurance Co.	4,392	304,146
Assurant, Inc.	16,949	606,774
Assured Guaranty Ltd.(a)	3,257	35,794
Axis Capital Holdings Ltd.	20,253	525,363
CNA Financial Corp.(a)	45,652	1,025,800
Everest Re Group Ltd.	7,352	583,602
Genworth Financial, Inc., Class A*	74,443	427,303
Hartford Financial Services Group, Inc.	70,673	1,140,662
Lincoln National Corp.	52,189	815,714
Loews Corp.	73,779	2,549,064
MetLife, Inc.	149,973	4,200,744
Old Republic International Corp.(a)	41,075	366,389
PartnerRe Ltd.	5,060	264,486
Principal Financial Group, Inc.	3,289	74,562
Prudential Financial, Inc.	72,188	3,382,730
Reinsurance Group of America, Inc.(a)	12,042	553,330
The Travelers Companies, Inc.	5,243	255,491
Transatlantic Holdings, Inc.	9,355	453,905
UnumProvident Corp.	57,128	1,197,403
Validus Holdings Ltd.(a)	10,899	271,603
White Mountains Insurance Group Ltd.	1,053	427,255
XL Group PLC	44,102	829,118
		22,231,039
Internet & Catalog Retail — 0.6%
Liberty Media Corp. - Interactive, Class A*	102,856	1,519,183
Internet Software & Services — 0.5%
IAC/InterActiveCorp*	17,391	687,814
Yahoo!, Inc.*	50,948	670,476
		1,358,290
IT Services — 0.7%
Computer Sciences Corp.	27,761	745,383
Fidelity National Information Services, Inc.	44,793	1,089,366
		1,834,749
Life Sciences Tools & Services — 1.4%
Life Technologies Corp.*	449	17,255
PerkinElmer, Inc.	11,180	214,768
Thermo Fisher Scientific, Inc.*	65,998	3,342,139
		3,574,162
Machinery — 0.8%
AGCO Corp.*	5,847	202,131
Ingersoll Rand PLC(a)	23,600	662,924
Pentair, Inc.(a)	11,168	357,487
Stanley Black & Decker, Inc.	14,719	722,703
		1,945,245
Media — 11.1%
CBS Corp., Class A(a)	8,700	179,307
CBS Corp., Class B	111,595	2,274,306
Clear Channel Outdoor Holdings, Inc., Class A*	4,600	43,056
Comcast Corp., Class A	320,777	6,704,239
Comcast Corp., Class A Special	125,831	2,603,443
Gannett Co., Inc.(a)	1,860	17,726
Liberty Media Corp. - Liberty Starz, Class A*	8,585	545,663
News Corp., Class A	295,411	4,570,008
News Corp., Class B	110,939	1,729,539
The Washington Post Co., Class B(a)	1,016	332,202
Time Warner Cable, Inc.	63,900	4,004,613
Time Warner, Inc.	179,231	5,371,553
		28,375,655
Metals & Mining — 1.0%
Alcoa, Inc.(a)	171,685	1,643,025
Coeur d'Alene Mines Corp.(a) *	2,480	53,171
Nucor Corp.(a)	2,440	77,202
Reliance Steel & Aluminum Co.	12,193	414,684
Steel Dynamics, Inc.(a)	28,316	280,895
United States Steel Corp.(a)	3,009	66,228
		2,535,205
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	60,366	2,014,413
Multiline Retail — 0.9%
Dillard's, Inc., Class A(a)	945	41,089
J.C. Penney Co., Inc.(a)	34,744	930,444
Macy's, Inc.	8,851	232,958
Sears Holdings Corp.(a) *	18,919	1,088,221
		2,292,712
Office Electronics — 0.3%
Xerox Corp.	127,926	891,644
Oil, Gas & Consumable Fuels — 14.6%
Anadarko Petroleum Corp.	85,782	5,408,555
Apache Corp.	14,032	1,125,928
Cabot Oil & Gas Corp.	3,394	210,123
Chesapeake Energy Corp.(a)	106,266	2,715,096
Chevron Corp.	32,296	2,988,026
ConocoPhillips	179,361	11,357,138
Denbury Resources, Inc.*	33,941	390,321
Devon Energy Corp.	21,100	1,169,784
Hess Corp.	47,336	2,483,247
Marathon Oil Corp.	115,078	2,483,383

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Marathon Petroleum Corp.	57,539	$1,557,005
Murphy Oil Corp.	17,723	782,648
Noble Energy, Inc.	2,640	186,912
Pioneer Natural Resources Co.(a)	17,531	1,153,014
Plains Exploration & Production Co.*	22,622	513,746
QEP Resources, Inc.(a)	10,520	284,776
Sunoco, Inc.	19,325	599,268
Tesoro Corp.(a) *	11,940	232,472
Valero Energy Corp.	91,951	1,634,889
		37,276,331
Paper & Forest Products — 1.1%
Domtar Corp.	6,754	460,420
International Paper Co.	74,679	1,736,287
MeadWestvaco Corp.	28,813	707,647
		2,904,354
Pharmaceuticals — 3.5%
Endo Pharmaceuticals Holdings, Inc.*	1,408	39,410
Pfizer, Inc.	497,845	8,801,900
		8,841,310
Road & Rail — 5.7%
CSX Corp.	199,215	3,719,344
Hertz Global Holdings, Inc.(a) *	24,203	215,407
Norfolk Southern Corp.	65,200	3,978,504
Ryder System, Inc.	9,500	356,345
Union Pacific Corp.	76,089	6,214,188
		14,483,788
Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology, Inc.*	108,402	546,346
Software — 0.4%
Activision Blizzard, Inc.	83,074	988,581
Specialty Retail — 0.4%
Foot Locker, Inc.	23,211	466,309
GameStop Corp., Class A(a) *	16,878	389,882
Lowe's Cos, Inc.	11,465	221,733
		1,077,924
Thrifts & Mortgage Finance — 0.0%
People's United Financial, Inc.(a)	1,513	17,248
Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc.*	48,793	424,987
Sprint Nextel Corp.*	464,664	1,412,579
Telephone & Data Systems, Inc.	8,400	178,500
Telephone & Data Systems, Inc., Special Shares	9,252	182,912
United States Cellular Corp.(a) *	6,900	273,585
		2,472,563
TOTAL COMMON STOCKS
(Identified Cost $272,082,476)		254,419,044

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	648,019	648,019
		648,020
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $648,020)		648,020

COLLATERAL FOR SECURITIES ON LOAN — 9.3%
Short-Term — 9.3%
State Street Navigator Securities Lending Prime Portfolio	23,856,958	23,856,958
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $23,856,958)		23,856,958

Total Investments — 109.3%
(Identified Cost $296,587,454)#		278,924,022
Liabilities, Less Cash and Other Assets — (9.3%)		(23,628,301)

Net Assets — 100.0%		$255,295,721
____________________

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of September 30, 2011, the market value of the securities on loan was $22,799,032.
*	Non-income producing security.
#	At September 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $296,587,454. Net unrealized depreciation aggregated $17,663,432 of which $35,902,351 related to appreciated investment securities and $53,565,783 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	17.9%
Energy	17.0%
Consumer Discretionary	16.4%
Industrials	13.5%
Health Care	11.1%
Consumer Staples	9.0%
Telecommunication Services	7.0%
Information Technology	3.6%
Materials	2.7%
Other	1.8%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 2.0%
AAR Corp.	9,000	$150,030
Aerovironment, Inc.(a) *	4,618	129,997
American Science & Engineering, Inc.(a)	2,000	122,100
Arotech Corp.(a) *	2,757	4,108
Astronics Corp.(a) *	1,851	52,291
Astronics Corp., Class B(a) *	185	5,097
Ceradyne, Inc.*	5,525	148,567
CPI Aerostructures, Inc.*	1,342	12,762
Cubic Corp.	6,700	261,769
Curtiss-Wright Corp.	9,650	278,209
DigitalGlobe, Inc.(a) *	9,173	178,231
Ducommun, Inc.	2,055	30,784
Esterline Technologies Corp.*	6,500	336,960
GenCorp, Inc.(a) *	13,000	58,370
GeoEye, Inc.*	4,200	119,070
HEICO Corp.	3,655	179,972
HEICO Corp., Class A	4,875	164,092
Hexcel Corp.*	21,236	470,590
Huntington Ingalls Industries, Inc.*	289	7,031
Innovative Solutions & Support, Inc.(a) *	4,950	23,909
Kratos Defense & Security Solutions, Inc.(a) *	6,519	43,808
LMI Aerospace, Inc.(a) *	2,400	40,944
Moog, Inc., Class A*	8,748	285,360
National Presto Industries, Inc.(a)	1,000	86,910
Orbital Sciences Corp.*	13,200	168,960
Sparton Corp.*	700	4,396
Sypris Solutions, Inc.*	4,000	12,160
Taser International, Inc.*	14,900	64,219
Teledyne Technologies, Inc.*	8,099	395,717
The Allied Defense Group, Inc.(a) (b) *	1,000	3,150
Triumph Group, Inc.	6,959	339,182
		4,178,745
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a) *	13,990	60,577
Atlas Air Worldwide Holdings, Inc.*	5,768	192,017
Forward Air Corp.(a)	6,430	163,643
HUB Group, Inc., Class A*	8,300	234,641
Pacer International, Inc.(a) *	5,200	19,500
Park-Ohio Holdings Corp.(a) *	3,058	36,726
UTi Worldwide, Inc.	19,667	256,458
XPO Logistics, Inc.*	876	6,719
		970,281
Airlines — 0.7%
Alaska Air Group, Inc.*	9,700	546,013
Allegiant Travel Co.(a) *	3,600	169,668
ATA Holdings Corp.(b)	600	—
Hawaiian Holdings, Inc.(a) *	11,300	47,573
JetBlue Airways Corp.(a) *	48,131	197,337
Pinnacle Airlines Corp.*	5,350	15,676
Republic Airways Holdings, Inc.(a) *	9,900	28,017
Skywest, Inc.	14,100	162,291
US Airways Group, Inc.*	35,550	195,525
		1,362,100
Auto Components — 0.7%
American Axle & Manufacturing Holdings, Inc.(a) *	16,600	126,658
Amerigon, Inc.*	5,000	63,650
Cooper Tire & Rubber Co.(a)	13,300	144,837
Dorman Products, Inc.(a) *	3,350	110,818
Drew Industries, Inc.(a)	4,800	95,904
Exide Technologies(a) *	17,000	68,000
Federal Mogul Corp.*	15,600	230,100
Fuel Systems Solutions, Inc.*	4,600	88,366
Modine Manufacturing Co.*	10,100	91,506
Motorcar Parts of America, Inc.(a) *	2,441	20,089
Shiloh Industries, Inc.(a)	3,600	32,292
Spartan Motors, Inc.(a)	6,900	28,497
Standard Motor Products, Inc.	4,420	57,327
Stoneridge, Inc.(a) *	6,100	31,842
Strattec Security Corp.	700	16,786
Superior Industries International, Inc.(a)	5,600	86,520
Tenneco, Inc.*	8,468	216,866
Williams Controls, Inc.	1,500	16,455
		1,526,513
Automobiles — 0.2%
Thor Industries, Inc.(a)	13,400	296,810
Winnebago Industries(a) *	6,500	44,980
		341,790
Beverages — 0.3%
Boston Beer Co., Inc., Class A(a) *	2,400	174,480
Central European Distribution Corp.(a) *	3,257	22,831
Coca-Cola Bottling Co., Consolidated(a)	1,121	62,171
Craft Brewers Alliance, Inc.(a) *	3,511	19,697
Heckmann Corp.(a) *	26,585	140,635
MGP Ingredients, Inc.(a)	5,072	25,715
National Beverage Corp.(a)	10,920	165,547
		611,076
Biotechnology — 3.2%
Acadia Pharmaceuticals, Inc.(a) *	8,300	8,964
Achillion Pharmaceuticals, Inc.(a) *	5,400	25,488
ADVENTRX Pharmaceuticals, Inc.(a) *	4,800	4,416
Affymax, Inc.(a) *	5,485	24,573
Alkermes PLC*	19,194	292,900
Allos Therapeutics, Inc.(a) *	20,200	37,168
Alnylam Pharmaceuticals, Inc.(a) *	8,900	58,473
AMAG Pharmaceuticals, Inc.(a) *	3,900	57,564
Amicus Therapeutics, Inc.(a) *	1,913	7,346
Amylin Pharmaceuticals, Inc.*	20,837	192,326
Anthera Pharmaceuticals, Inc.(a) *	4,469	21,317
ARCA Biopharma, Inc.(a) *	600	672
Ardea Biosciences, Inc.(a) *	902	14,089
Ariad Pharmaceuticals, Inc.*	26,550	233,374
Arqule, Inc.(a) *	13,750	69,437
Array Biopharma, Inc.(a) *	11,866	23,257
Astex Pharmaceuticals, Inc.*	17,300	33,216
AVEO Pharmaceuticals, Inc.*	7,811	120,211
BioCryst Pharmaceuticals, Inc.(a) *	8,600	23,736
BioMimetic Therapeutics, Inc.(a) *	3,110	10,263
Biosante Pharmaceuticals, Inc.(a) *	6,696	15,267
BioTime, Inc.(a) *	3,599	15,872
Celldex Therapeutics, Inc.*	5,757	13,155
Celsion Corp.*	2,900	7,250
Cepheid, Inc.(a) *	7,548	293,089
Cleveland Biolabs, Inc.(a) *	1,100	2,794
Codexis, Inc.(a) *	7,350	33,590
Cubist Pharmaceuticals, Inc.(a) *	13,200	466,224
Curis, Inc.(a) *	13,600	42,976
Cytokinetics, Inc.*	13,046	15,394
Cytori Therapeutics, Inc.(a) *	2,201	6,493
Dusa Pharmaceuticals, Inc.*	2,809	10,393
Dyax Corp.(a) *	28,500	35,910
Dynavax Technologies Corp.(a) *	9,900	18,414
Emergent Biosolutions, Inc.*	7,843	121,017
Enzon Pharmaceuticals, Inc.*	13,152	92,590
Exelixis, Inc.(a) *	17,215	93,994

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Genomic Health, Inc.*	6,042	$132,803
Geron Corp.(a) *	16,604	35,200
GTx, Inc.(a) *	4,385	14,690
Halozyme Therapeutics, Inc.(a) *	4,869	29,896
Hemispherx Biopharma, Inc.(a) *	10,000	3,100
iBio, Inc.(a) *	2,200	3,520
Idenix Pharmaceuticals, Inc.(a) *	10,038	50,090
Idera Pharmaceuticals, Inc.(a) *	4,700	5,593
Immunogen, Inc.(a) *	6,811	74,649
Immunomedics, Inc.(a) *	16,908	54,106
Incyte Corp., Ltd.(a) *	15,542	217,122
Infinity Pharmaceuticals, Inc.(a) *	6,050	42,653
InterMune, Inc.(a) *	7,926	160,105
Lexicon Pharmaceuticals, Inc.(a) *	36,298	33,391
Ligand Pharmaceuticals, Inc., Class B*	3,511	48,030
Luna Innovations, Inc.(a) *	1,600	1,904
MannKind Corp.(a) *	12,482	47,307
Maxygen, Inc.(a)	12,058	65,957
Micromet, Inc.(a) *	5,356	25,709
Molecular Insight Pharmaceuticals, Inc.(b) *	3,500	—
Momenta Pharmaceuticals, Inc.(a) *	9,866	113,459
Myrexis, Inc.*	3,735	10,234
Myriad Genetics, Inc.*	20,343	381,228
Nabi Biopharmaceuticals(a) *	26,243	44,088
Nanosphere, Inc.*	4,259	4,259
Neuralstem, Inc.(a) *	4,429	5,758
Neurocrine Biosciences, Inc.(a) *	10,600	63,388
Novavax, Inc.(a) *	10,386	16,721
NPS Pharmaceuticals, Inc.*	4,510	29,360
OncoGenex Pharmaceutical, Inc.(a) *	15	147
Oncothyreon, Inc.(a) *	4,100	24,518
Onyx Pharmaceuticals, Inc.*	9,500	285,095
Opko Health, Inc.(a) *	12,963	56,130
Orchid Cellmark, Inc.*	9,850	26,398
Orexigen Therapeutics, Inc.(a) *	6,964	13,858
Osiris Therapeutics, Inc.(a) *	5,602	28,682
PDL BioPharma, Inc.(a)	29,347	162,876
Pharmasset, Inc.(a) *	9,614	791,905
PharmAthene, Inc.(a) *	3,800	6,688
Progenics Pharmaceuticals, Inc.(a) *	6,500	37,310
Repligen Corp.(a) *	9,894	32,353
Rigel Pharmaceuticals, Inc.(a) *	14,741	108,494
Sangamo Biosciences, Inc.(a) *	5,574	24,247
Sciclone Pharmaceuticals, Inc.*	15,200	57,912
Seattle Genetics, Inc.(a) *	19,663	374,777
Spectrum Pharmaceuticals, Inc.(a) *	12,000	91,560
StemCells, Inc.(a) *	1,710	3,454
Synta Pharmaceuticals Corp.(a) *	6,472	21,034
Targacept, Inc.*	1,758	26,370
Theravance, Inc.(a) *	6,159	124,042
Trimeris, Inc.(a) *	6,213	15,657
Vical, Inc.(a) *	11,140	27,627
Zalicus, Inc.(a) *	6,284	6,162
		6,604,828
Building Products — 0.7%
A.O. Smith Corp.	8,032	257,265
AAON, Inc.(a)	5,850	92,137
Ameresco, Inc., Class A(a) *	3,838	38,994
American Woodmark Corp.	3,200	38,752
Ameron International Corp.(a)	2,000	169,880
Apogee Enterprises, Inc.	6,300	54,117
Builders FirstSource, Inc.(a) *	17,652	22,418
Gibraltar Industries, Inc.(a) *	6,800	55,216
Griffon Corp.(a) *	12,740	104,213
Insteel Industries, Inc.(a)	4,000	40,280
PGT, Inc.(a) *	3,525	4,406
Quanex Building Products Corp.(a)	7,625	83,494
Simpson Manufacturing Co., Inc.(a)	11,100	276,723
Trex Co., Inc.*	2,700	43,281
U.S. Home Systems, Inc.	1,100	5,489
Universal Forest Products, Inc.(a)	4,200	101,010
USG Corp.(a) *	21,620	145,503
		1,533,178
Capital Markets — 1.2%
Artio Global Investors, Inc.(a)	9,194	73,184
BGC Partners, Inc., Class A(a)	17,100	103,113
Calamos Asset Management, Inc.	4,127	41,311
Cohen & Steers, Inc.(a)	8,690	249,838
Cowen Group, Inc., Class A(a) *	21,745	58,929
Duff & Phelps Corp., Class A(a)	6,885	73,394
Edelman Financial Group, Inc.(a)	7,252	46,848
Epoch Holding Corp.(a)	4,574	62,069
Evercore Partners, Inc., Class A(a)	4,968	113,270
Firstcity Financial Corp.*	2,100	13,965
GAMCO Investors, Inc., Class A(a)	1,700	66,963
GFI Group, Inc.(a)	24,274	97,582
Gleacher & Co., Inc.(a) *	24,754	29,457
Harris & Harris Group, Inc.(a) *	7,000	24,850
HFF, Inc., Class A*	7,896	69,011
ICG Group, Inc.(a) *	8,600	79,206
Intl. FCStone, Inc.(a) *	3,884	80,632
Investment Technology Group, Inc.*	9,700	94,963
JMP Group, Inc.	3,620	21,032
KBW, Inc.(a)	7,474	103,066
Knight Capital Group, Inc., Class A(a) *	20,261	246,374
MCG Capital Corp.(a)	15,257	60,418
Medallion Financial Corp.(a)	3,400	31,620
MF Global Holdings Ltd.(a) *	34,299	141,655
Oppenheimer Holdings, Inc., Class A(a)	2,133	34,213
Penson Worldwide, Inc.(a) *	3,979	5,770
Piper Jaffray Cos.(a) *	4,324	77,529
Pzena Investment Management, Inc., Class A	794	2,604
Rodman & Renshaw Capital Group, Inc.(a) *	5,100	5,610
Safeguard Scientifics, Inc.(a) *	3,700	55,500
Stifel Financial Corp.(a) *	7,096	188,470
SWS Group, Inc.(a)	5,901	27,676
Teton Advisors, Inc.(a)	25	421
Virtus Investment Partners, Inc.(a) *	905	48,526
Westwood Holdings Group, Inc.(a)	258	8,914
		2,437,983
Chemicals — 2.3%
A. Schulman, Inc.	6,427	109,195
American Pacific Corp.*	1,000	7,330
American Vanguard Corp.(a)	6,233	69,560
Arabian American Development Co.(a) *	2,400	8,088
Arch Chemicals, Inc.	5,600	262,752
Balchem Corp.(a)	6,525	243,448
Calgon Carbon Corp.(a) *	12,275	178,847
Chase Corp.(a)	700	7,525
Chemtura Corp.*	18,226	182,807
Core Molding Technologies, Inc.*	1,500	11,595
Ferro Corp.*	19,000	116,850
Flotek Industries, Inc.(a) *	2,944	13,748

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Georgia Gulf Corp.(a) *	7,462	$103,199
H.B. Fuller Co.	10,900	198,598
Hawkins, Inc.(a)	1,619	51,549
Innophos Holdings, Inc.	4,300	171,441
Innospec, Inc.*	5,100	123,471
KMG Chemicals, Inc.	2,500	30,800
Koppers Holdings, Inc.	4,400	112,684
Kraton Performance Polymers, Inc.*	6,774	109,603
Landec Corp.(a) *	10,074	53,594
LSB Industries, Inc.*	4,300	123,281
Minerals Technologies, Inc.	4,400	216,788
Nanophase Technologies Corp.(a) *	4,200	2,856
NewMarket Corp.(a)	3,400	516,358
NL Industries, Inc.(a)	11,700	146,601
Olin Corp.(a)	17,277	311,159
OM Group, Inc.*	6,900	179,193
Omnova Solutions, Inc.(a) *	9,840	35,227
Penford Corp.(a) *	3,648	18,751
PolyOne Corp.	20,800	222,768
Quaker Chemical Corp.(a)	2,260	58,579
Senomyx, Inc.(a) *	7,000	24,570
Sensient Technologies Corp.	11,300	367,815
Spartech Corp.(a) *	6,900	22,080
Stepan Co.(a)	1,700	114,206
STR Holdings, Inc.(a) *	7,400	60,014
Valhi, Inc.(a)	1,840	99,673
Zep, Inc.	4,300	64,586
Zoltek Cos., Inc.(a) *	11,060	71,116
		4,822,305
Commercial Banks — 6.1%
1st Source Corp.(a)	5,867	122,210
1st United Bancorp, Inc.(a) *	5,096	25,123
AmericanWest Bancorp*	3,866	73
Ameris Bancorp*	4,395	38,280
AmeriServ Financial, Inc.(a) *	4,400	8,360
Arrow Financial Corp.(a)	2,544	56,606
Associated Banc-Corp.	6,484	60,301
Bancfirst Corp.(a)	3,000	99,480
Bancorp, Inc.(a) *	5,800	41,528
Bancorpsouth, Inc.(a)	18,401	161,561
BancTrust Financial Group, Inc.*	3,390	7,966
Bank of Hawaii Corp.	2,432	88,525
Bank of the Ozarks, Inc.(a)	8,000	167,440
Banner Corp.	3,197	40,890
Boston Private Financial Holdings, Inc.(a)	17,173	100,977
Bryn Mawr Bank Corp.(a)	2,292	37,978
Camden National Corp.(a)	2,000	54,460
Cape Bancorp, Inc.(a) *	236	1,669
Capital City Bank Group, Inc.(a)	2,541	26,426
CapitalSource, Inc.	68,837	422,659
Cardinal Financial Corp.	6,692	57,685
Cathay General Bancorp(a)	17,129	194,928
Center Bancorp, Inc.(a)	3,180	30,687
Center Financial Corp.(a) *	6,641	31,146
Centerstate Banks of Florida, Inc.	4,385	22,934
Central Pacific Financial Corp.*	354	3,653
Chemical Financial Corp.(a)	5,531	84,680
Citizens Republic Bancorp, Inc.*	1,706	11,806
City Holding Co.(a)	6,502	175,489
CoBiz Financial, Inc.(a)	6,875	30,731
Colony Bankcorp, Inc.(a) *	1,100	2,893
Columbia Banking System, Inc.(a)	8,175	117,066
Community Bank System, Inc.(a)	8,319	188,758
Community Trust Bancorp, Inc.(a)	4,498	104,758
CVB Financial Corp.(a)	23,355	179,600
Dearborn Bancorp, Inc.(a),*	1,050	703
Encore Bancshares, Inc.*	500	5,330
Enterprise Financial Services Corp.(a)	3,156	42,890
Fidelity Southern Corp.	100	650
Financial Institutions, Inc.(a)	2,082	29,689
First Bancorp(a)	3,400	34,136
First Busey Corp., Class A	18,429	80,166
First Citizens BancShares, Inc.	200	28,708
First Commonwealth Financial Corp.(a)	21,927	81,130
First Community Bancshares, Inc.(a)	3,311	33,772
First Financial Bancorp(a)	12,702	175,288
First Financial Bankshares, Inc.(a)	7,102	185,788
First Financial Corp.	3,200	88,032
First Financial Service Corp.*	440	664
First Interstate Bancsystem, Inc.(a)	2,918	31,252
First Merchants Corp.(a)	4,691	33,072
First Midwest Bancorp, Inc.	15,686	114,821
First Security Group, Inc.*	200	430
First South Bancorp, Inc.*	1,100	3,982
FirstMerit Corp.	16,515	187,610
FNB Corp.(a)	26,475	226,891
Fulton Financial Corp.(a)	37,849	289,545
German American Bancorp, Inc.(a)	2,400	38,688
Glacier Bancorp, Inc.(a)	15,869	148,693
Great Southern Bancorp, Inc.	3,025	50,759
Green Bankshares, Inc.(a) *	2,220	2,819
Guaranty Bancorp(a) *	11,800	14,160
Hampden Bancorp, Inc.(a)	300	3,951
Hanmi Financial Corp.*	9,300	7,719
Heartland Financial USA, Inc.(a)	5,400	76,572
Heritage Commerce Corp.*	3,188	12,274
Heritage Financial Corp/WA(a)	616	6,801
Home Bancorp, Inc.(a) *	994	14,463
Home Bancshares, Inc.(a)	5,969	126,662
Hudson Valley Holding Corp.(a)	3,271	57,014
Iberiabank Corp.(a)	6,335	298,125
Independent Bank Corp.(a)	4,282	93,091
International Bancshares Corp.(a)	15,200	199,880
Intervest Bancshares Corp.(a) *	1,400	3,752
Investors Bancorp, Inc.*	34,155	431,378
Lakeland Bancorp, Inc.(a)	5,539	43,315
Lakeland Financial Corp.	3,189	65,885
Macatawa Bank Corp.*	6,614	17,858
MainSource Financial Group, Inc.	4,530	39,502
MB Financial, Inc.(a)	11,362	167,249
MBT Financial Corp.(a) *	7,300	8,687
Mercantile Bank Corp.*	1,265	9,854
Metro Bancorp, Inc.(a) *	1,935	16,738
Midsouth Bancorp, Inc.(a)	2,100	22,575
Nara Bancorp, Inc.(a) *	7,542	45,780
National Penn Bancshares, Inc.(a)	31,814	223,016
NBT Bancorp, Inc.(a)	7,860	146,353
New Century Bancorp, Inc.*	200	662
NewBridge Bancorp*	3,549	13,664
Northfield Bancorp, Inc.(a)	8,158	108,012
Old National Bancorp(a)	20,800	193,856
Old Second Bancorp, Inc.(a),*	3,268	4,118
OmniAmerican Bancorp, Inc.(a) *	1,604	21,895
Oriental Financial Group, Inc.(a)	9,336	90,279
Pacific Capital Bancorp(a) *	5,110	130,407
Pacific Continental Corp.	3,047	21,603
Pacific Mercantile Bancorp(a) *	2,500	8,375

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Pacific Premier Bancorp, Inc.*	300	$1,794
PacWest Bancorp(a)	7,728	107,728
Park National Corp.(a)	3,450	182,436
Patriot National Bancorp, Inc.(a) *	500	975
Peapack Gladstone Financial Corp.(a)	1,312	13,225
Peoples Bancorp, Inc.(a)	2,300	25,300
Pinnacle Financial Partners, Inc.(a) *	9,756	106,731
Preferred Bank/Los Angeles CA(a) *	593	4,708
PrivateBancorp, Inc.(a)	15,254	114,710
Prosperity Bancshares, Inc.(a)	10,600	346,408
Renasant Corp.(a)	5,000	63,650
Republic Bancorp, Inc., Class A	7,344	130,062
Republic First Bancorp, Inc.(a) *	1,450	2,276
S&T Bancorp, Inc.(a)	10,071	162,747
S.Y. Bancorp, Inc.(a)	2,891	53,830
Sandy Spring Bancorp, Inc.(a)	6,300	92,169
SCBT Financial Corp.(a)	2,608	64,365
Seacoast Banking Corp. of Florida(a) *	4,572	6,721
Sierra Bancorp	2,100	19,215
Signature Bank*	2,819	134,551
Simmons First National Corp., Class A(a)	3,100	67,270
Southern Community Financial Corp.*	3,300	3,828
Southern Connecticut Bancorp, Inc.(a),*	200	356
Southside Bancshares, Inc.(a)	3,319	59,775
Southwest Bancorp, Inc.(a) *	3,700	15,614
State Bancorp, Inc.(a)	2,377	25,125
StellarOne Corp.(a)	4,223	42,019
Sterling Bancorp	6,040	43,850
Suffolk Bancorp	2,200	18,304
Sun Bancorp, Inc.(a) *	6,759	17,911
Susquehanna Bancshares, Inc.(a)	28,546	156,147
SVB Financial Group(a) *	8,675	320,975
Synovus Financial Corp.(a)	42,409	45,378
Taylor Capital Group, Inc.(a) *	2,764	17,745
Texas Capital Bancshares, Inc.(a) *	8,100	185,085
TIB Financial Corp.*	114	1,084
Tompkins Financial Corp.(a)	2,420	86,588
Tower Bancorp, Inc.	2,234	46,780
TowneBank(a)	5,602	63,695
Trico Bancshares(a)	3,800	46,626
Trustmark Corp.(a)	13,700	248,655
UMB Financial Corp.(a)	8,900	285,512
Umpqua Holdings Corp.(a)	22,906	201,344
Union First Market Bankshares Corp.(a)	4,860	52,099
United Bankshares, Inc.(a)	10,300	206,927
United Community Banks, Inc/GA(a) *	3,941	33,459
United Security Bancshares(a) *	874	2,622
Univest Corp. of Pennsylvania(a)	3,100	41,323
Valley National Bancorp	4,500	47,655
Virginia Commerce Bancorp*	5,786	33,964
Washington Banking Co.	2,374	23,099
Washington Trust Bancorp, Inc.(a)	3,000	59,340
Webster Financial Corp.	18,456	282,377
WesBanco, Inc.(a)	5,363	92,834
West Bancorporation, Inc.(a)	5,350	45,368
West Coast Bancorp/OR*	3,519	49,266
Westamerica Bancorporation(a)	6,300	241,416
Western Alliance Bancorp*	16,297	89,308
Wilshire Bancorp, Inc.*	6,600	18,084
Wintrust Financial Corp.	7,350	189,703
Yadkin Valley Financial Corp.(a) *	1,400	2,324
		12,604,794
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	11,398	217,246
ACCO Brands Corp.*	12,200	58,194
Acorn Factor, Inc.*	1,500	7,980
American Reprographics Co.*	10,300	34,608
Amrep Corp.*	1,500	11,160
APAC Customer Services, Inc.*	11,000	93,720
Casella Waste Systems, Inc., Class A(a) *	5,500	28,930
Ceco Environmental Corp.(a)	3,800	21,774
Cenveo, Inc.(a) *	11,466	34,513
Champion Industries, Inc.*	2,100	2,562
Clean Harbors, Inc.*	5,236	268,607
Command Security Corp.(a),*	4,300	7,353
Consolidated Graphics, Inc.*	2,500	91,325
Courier Corp.(a)	1,857	12,145
Deluxe Corp.	11,800	219,480
EnergySolutions, Inc.(a) *	19,070	67,317
EnerNOC, Inc.(a) *	4,955	44,595
Ennis, Inc.	5,800	75,748
Fuel Tech, Inc.(a) *	3,948	22,977
G&K Services, Inc., Class A	4,300	109,822
Healthcare Services Group, Inc.(a)	22,639	365,393
Herman Miller, Inc.(a)	12,030	214,856
HNI Corp.(a)	10,000	191,300
Innerworkings, Inc.(a) *	10,129	79,411
Interface, Inc., Class A(a)	9,293	110,215
Intersections, Inc.	4,100	52,685
KAR Auction Services, Inc.*	7,257	87,882
Kimball International, Inc., Class B(a)	4,900	23,814
Knoll, Inc.	11,450	156,865
M&F Worldwide Corp.(a) *	4,400	108,328
Mcgrath Rentcorp	5,300	126,087
Metalico, Inc.(a) *	12,495	48,731
Mine Safety Appliances Co.(a)	8,100	218,376
Mobile Mini, Inc.(a) *	8,528	140,200
Multi-Color Corp.(a)	2,394	54,080
Quad/Graphics, Inc.(a)	556	10,047
Schawk, Inc.(a)	5,600	55,272
Standard Parking Corp.*	4,000	62,560
Standard Register Co.	5,600	14,168
Steelcase, Inc., Class A(a)	18,044	113,858
Superior Uniform Group, Inc.(a)	1,100	12,364
SYKES Enterprises, Inc.*	11,326	169,324
Team, Inc.(a) *	4,200	88,116
Tetra Tech, Inc.*	13,589	254,658
The Brink's Co.	9,872	230,116
The Geo Group, Inc.*	13,910	258,170
TRC Cos., Inc.(a) *	7,000	21,070
UniFirst Corp.	3,000	135,870
United Stationers, Inc.	12,800	348,800
US Ecology, Inc.(a)	3,766	58,260
Versar, Inc.*	2,000	5,600
Viad Corp.	4,500	76,410
Virco Manufacturing	2,494	3,866
WCA Waste Corp.(a) *	7,300	30,952
		5,357,760
Communications Equipment — 2.0%
Anaren, Inc.*	3,900	74,685
Arris Group, Inc.*	28,427	292,798
Aviat Networks, Inc.*	15,448	36,303
Aware, Inc.(a) *	4,900	13,818
Bel Fuse, Inc., Class B(a)	1,890	29,465
BigBand Networks, Inc.(a) *	11,319	14,488
Black Box Corp.	3,700	78,995
Blue Coat Systems, Inc.(a) *	8,700	120,756

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Calix, Inc.(a) *	10,028	$78,218
Communications Systems, Inc.	1,000	13,000
Comtech Telecommunications Corp.(a)	5,325	149,579
DG FastChannel, Inc.(a) *	5,472	92,750
Digi International, Inc.*	7,600	83,600
EchoStar Corp., Class A*	7,212	163,063
Emcore Corp.(a) *	19,726	19,529
Emulex Corp.*	18,500	118,400
Extreme Networks(a) *	21,300	56,445
Globecomm Systems, Inc.(a) *	8,052	108,783
Harmonic, Inc.*	27,125	115,552
Infinera Corp.(a) *	21,212	163,757
InterDigital, Inc.(a)	11,222	522,721
Ixia*	12,858	98,621
KVH Industries, Inc.(a) *	3,300	26,103
Loral Space & Communications, Inc.*	4,100	205,410
Netgear, Inc.*	7,961	206,110
Network Engines, Inc.(a) *	6,300	7,308
Network Equipment Technologies, Inc.*	5,600	10,864
Numerex Corp., Class A(a) *	2,359	13,116
Oclaro, Inc.*	10,126	36,859
Oplink Communications, Inc.*	4,200	63,588
Opnext, Inc.(a) *	13,882	17,353
Optical Cable Corp.	374	1,201
Orbcomm, Inc.(a) *	6,700	17,085
Parkervision, Inc.(a) *	5,400	4,849
PC-Tel, Inc.*	4,100	25,215
Performance Technologies, Inc.*	2,500	4,925
Plantronics, Inc.(a)	11,000	312,950
Relm Wireless Corp.*	2,000	1,960
ShoreTel, Inc.(a) *	8,783	43,739
Sonus Networks, Inc.(a) *	63,075	136,873
Sycamore Networks, Inc.(a)	6,549	118,209
Symmetricom, Inc.(a) *	21,384	92,807
Tekelec(a) *	14,900	89,996
Tellabs, Inc.	4,760	20,420
Telular Corp.(a)	4,597	27,122
UTStarcom Holdings Corp.(a) *	28,400	28,968
Viasat, Inc.(a) *	8,400	279,804
Westell Technologies, Inc., Class A(a) *	13,200	28,512
		4,266,672
Computers & Peripherals — 1.0%
ADPT Corp.*	29,728	79,671
Astro-Med, Inc.	575	4,013
Avid Technology, Inc.(a) *	9,895	76,587
Concurrent Computer Corp.(a) *	1,444	8,058
Cray, Inc.(a) *	6,539	34,722
Datalink Corp.*	3,145	21,386
Dataram Corp.(a) *	1,799	2,375
Diebold, Inc.	12,835	353,091
Dot Hill Systems Corp.(a) *	17,585	26,553
Electronics for Imaging, Inc.*	11,600	156,252
Hauppauge Digital, Inc.*	2,400	2,066
Hutchinson Technology, Inc.(a) *	5,200	10,192
iGO, Inc.(a) *	4,686	5,998
Imation Corp.(a) *	7,297	53,341
Immersion Corp.(a) *	6,300	37,674
Intermec, Inc.*	13,900	90,628
Interphase Corp.(a) *	1,200	4,968
Intevac, Inc.(a) *	4,883	34,132
KEY Tronic Corp.*	1,700	5,831
Novatel Wireless, Inc.(a) *	6,800	20,536
Presstek, Inc.(a) *	8,300	5,594
QLogic Corp.*	23,017	291,856
Qualstar Corp.*	3,000	5,850
Rimage Corp.(a)	4,700	59,455
Silicon Graphics International Corp.(a) *	5,367	63,975
STEC, Inc.(a) *	10,200	103,428
Stratasys, Inc.(a) *	4,214	78,128
Super Micro Computer, Inc.(a) *	8,309	104,112
Synaptics, Inc.(a) *	13,601	325,064
Transact Technologies, Inc.*	1,515	12,423
USA Technologies, Inc.(a) *	1,931	2,337
Video Display Corp.(a) *	1,990	7,920
Xyratex Ltd.(a)	627	5,812
		2,094,028
Construction & Engineering — 0.8%
Argan, Inc.(a) *	1,074	10,933
Comfort Systems USA, Inc.	8,930	74,298
Dycom Industries, Inc.*	8,000	122,400
EMCOR Group, Inc.*	14,714	299,136
Furmanite Corp.*	8,080	43,713
Granite Construction, Inc.(a)	8,014	150,423
Great Lakes Dredge & Dock Corp.(a)	11,700	47,619
Insituform Technologies, Inc., Class A(a) *	7,800	90,324
Integrated Electrical Services, Inc.(a) *	2,998	6,206
Layne Christensen Co.(a) *	3,621	83,645
MasTec, Inc.(a) *	16,702	294,122
Michael Baker Corp.(a) *	1,300	24,869
MYR Group, Inc.*	4,000	70,560
Northwest Pipe Co.(a) *	2,100	42,609
Orion Marine Group, Inc.*	5,211	30,067
Pike Electric Corp.(a) *	7,600	51,452
Primoris Services Corp.(a)	10,341	108,167
Sterling Construction Co., Inc.(a) *	3,741	41,787
Tutor Perini Corp.(a)	9,649	110,867
		1,703,197
Construction Materials — 0.2%
Eagle Materials, Inc.(a)	9,800	163,170
Headwaters, Inc.(a) *	12,353	17,788
Texas Industries, Inc.(a)	6,200	196,788
United States Lime & Minerals, Inc.(a) *	1,679	66,992
		444,738
Consumer Finance — 1.0%
Advance America Cash Advance Centers, Inc.(a)	16,711	122,993
Cash America International, Inc.(a)	6,500	332,540
CompuCredit Holdings Corp.(a) *	8,609	24,019
Consumer Portfolio Services, Inc.(a) *	10,500	10,395
Credit Acceptance Corp.(a) *	5,133	330,360
DFC Global Corp.(a) *	9,170	200,364
Ezcorp, Inc., Class A*	10,200	291,108
First Cash Financial Services, Inc.*	7,400	310,430
Green Dot Corp., Class A*	2,524	79,052
Nelnet, Inc., Class A	9,000	169,020
QC Holdings, Inc.	5,600	16,408
The First Marblehead Corp.(a) *	18,037	18,398
World Acceptance Corp.*	3,636	203,434
		2,108,521
Containers & Packaging — 0.2%
AEP Industries, Inc.(a) *	1,000	22,200
Boise, Inc.	21,839	112,908
Graphic Packaging Holding Co.*	73,365	253,109
Myers Industries, Inc.	7,217	73,252

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Northern Technologies International Corp.*	800	$12,088
		473,557
Distributors — 0.2%
Audiovox Corp., Class A(a) *	3,800	20,862
Core-Mark Holding Co., Inc.(a) *	2,102	64,384
Pool Corp.(a)	10,298	269,602
		354,848
Diversified Consumer Services — 1.5%
American Public Education, Inc.(a) *	4,115	139,910
Archipelago Learning, Inc.(a) *	6,048	50,803
Ascent Capital Group, Inc., Class A(a) *	2,620	103,018
Bridgepoint Education, Inc.(a) *	12,163	212,123
Cambium Learning Group, Inc.(a) *	9,541	28,528
Capella Education Co.*	3,000	85,140
Career Education Corp.(a) *	17,047	222,463
Carriage Services, Inc.	3,900	23,010
Coinstar, Inc.(a) *	6,400	256,000
Collectors Universe(a)	942	13,895
Corinthian Colleges, Inc.(a) *	14,137	22,054
CPI Corp.(a)	1,100	6,820
Grand Canyon Education, Inc.(a) *	9,461	152,795
Hillenbrand, Inc.(a)	14,446	265,806
ITT Educational Services, Inc.(a) *	6,143	353,714
K12, Inc.(a) *	7,900	201,134
Learning Tree International, Inc.(a) *	5,000	36,600
Lincoln Educational Services Corp.(a)	5,874	47,521
Mac-Gray Corp.(a)	2,474	31,939
Matthews International Corp., Class A(a)	6,900	212,244
Regis Corp.(a)	12,625	177,886
Service Corp. International	699	6,403
Spectrum Group International, Inc.*	7,402	21,318
Steiner Leisure Ltd.*	2,446	99,723
Stewart Enterprises, Inc., Class A(a)	18,000	107,100
Strayer Education, Inc.(a)	2,100	161,007
Universal Technical Institute, Inc.(a) *	5,900	80,181
		3,119,135
Diversified Financial Services — 0.6%
Asset Acceptance Capital Corp.(a) *	6,900	23,253
Asta Funding, Inc.	2,600	21,086
Encore Capital Group, Inc.(a) *	6,000	131,100
Interactive Brokers Group, Inc., Class A	8,872	123,587
Life Partners Holdings, Inc.	3,125	18,906
MarketAxess Holdings, Inc.	7,100	184,742
Marlin Business Services Corp.(a) *	2,800	29,680
MicroFinancial, Inc.	400	2,240
NewStar Financial, Inc.(a) *	13,144	122,765
PHH Corp.(a) *	12,067	194,038
Pico Holdings, Inc.(a) *	4,200	86,142
Portfolio Recovery Associates, Inc.(a) *	3,000	186,660
Primus Guaranty Ltd.(a) *	3,700	19,499
Resource America, Inc.(a)	3,800	17,138
		1,160,836
Diversified Telecommunication Services — 0.9%
AboveNet, Inc.(a)	5,547	297,319
Atlantic Tele-Network, Inc.(a)	3,600	118,368
Cbeyond, Inc.*	6,100	43,066
Cincinnati Bell, Inc.(a) *	51,900	160,371
Cogent Communications Group, Inc.(a) *	9,184	123,525
Consolidated Communications Holdings, Inc.(a)	6,282	113,390
General Communication, Inc., Class A*	12,400	101,680
Global Crossing Ltd.(a) *	7,640	182,672
HickoryTech Corp.	4,037	38,836
IDT Corp., Class B(a)	4,900	99,960
Iridium Communications, Inc.*	13,394	83,043
Neutral Tandem, Inc.(a) *	6,600	63,888
PAETEC Holding Corp.(a) *	29,279	154,886
Premiere Global Services, Inc.*	13,860	88,981
Primus Telecommunications Group, Inc.(a) *	929	9,875
SureWest Communications	3,708	38,823
Vonage Holdings Corp.(a) *	36,070	93,782
		1,812,465
Electric Utilities — 1.6%
Allete, Inc.	7,400	271,062
Central Vermont Public Service Corp.	2,500	88,025
Cleco Corp.	15,000	512,100
El Paso Electric Co.	11,500	369,035
Empire District Electric Co.	7,700	149,226
IDACORP, Inc.(a)	10,600	400,468
MGE Energy, Inc.(a)	4,500	183,015
Otter Tail Corp.(a)	7,214	132,016
PNM Resources, Inc.	17,350	285,061
Portland General Electric Co.	14,100	334,029
UIL Holdings Corp.(a)	5,166	170,116
Unisource Energy Corp.(a)	8,000	288,720
Unitil Corp.(a)	2,200	56,496
		3,239,369
Electrical Equipment — 1.4%
A123 Systems, Inc.(a) *	23,121	79,536
Acuity Brands, Inc.(a)	5,663	204,094
Allied Motion Technologies, Inc.	1,600	7,936
AZZ, Inc.(a)	2,700	104,679
Belden, Inc.	10,130	261,253
Brady Corp., Class A	11,200	296,016
Coleman Cable, Inc.*	2,781	23,527
Encore Wire Corp.(a)	5,200	107,016
Energy Focus, Inc.(a),*	2,200	766
EnerSys*	10,800	216,216
Franklin Electric Co., Inc.	5,300	192,284
Generac Holdings, Inc.(a) *	15,318	288,132
General Cable Corp.(a) *	10,934	255,309
Global Power Equipment Group, Inc.(a) *	2,922	67,995
Hoku Corp.(a) *	8,626	13,802
II-VI, Inc.*	23,822	416,885
LSI Industries, Inc.(a)	4,900	30,527
Magnetek, Inc.*	9,800	9,016
Ocean Power Technologies, Inc.(a) *	1,700	4,658
Orion Energy Systems, Inc.*	3,100	8,215
Polypore International, Inc.*	1,303	73,646
Powell Industries, Inc.(a) *	2,600	80,522
PowerSecure International, Inc.*	5,500	26,015
Preformed Line Products Co.(a)	850	38,930
SatCon Technology Corp.(a) *	6,900	6,555
SL Industries, Inc.*	986	16,614
Ultralife Corp.*	3,600	17,964
UQM Technologies, Inc.(a) *	5,620	9,385
Vicor Corp.(a)	11,546	101,027
		2,958,520
Electronic Equipment, Instruments & Components — 2.8%
ADDvantage Technologies Group, Inc.	2,400	5,424
Advanced Photonix, Inc.*	3,300	3,300
Agilysys, Inc.(a) *	5,276	37,618
Anixter International, Inc.	6,269	297,401

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Benchmark Electronics, Inc.*	14,710	$191,377
Brightpoint, Inc.*	19,839	182,717
CalAmp Corp.*	3,779	12,131
Checkpoint Systems, Inc.*	8,500	115,430
Clearfield, Inc.*	1,600	9,440
Cognex Corp.	8,900	241,279
Coherent, Inc.*	6,900	296,424
Comverge, Inc.(a) *	3,361	6,184
CTS Corp.	6,500	52,845
Daktronics, Inc.(a)	9,125	78,292
DDi Corp.(a)	5,736	41,529
Digital Theater Systems, Inc.(a) *	3,700	91,871
Document Security Systems, Inc.(a) *	3,392	9,837
Echelon Corp.(a) *	6,379	44,717
Electro Rent Corp.	6,482	89,516
Electro Scientific Industries, Inc.*	6,080	72,291
eMagin Corp.(a) *	3,154	8,295
Fabrinet(a) *	1,459	27,283
FARO Technologies, Inc.*	3,250	102,537
FEI Co.*	8,400	251,664
Frequency Electronics, Inc.*	1,400	11,942
GSI Group, Inc.(a) *	5,732	44,022
GTSI Corp.(a) *	2,500	11,500
I.D. Systems, Inc.*	1,600	8,160
Identive Group, Inc.*	9,600	19,104
IEC Electronics Corp.(a) *	800	4,064
Insight Enterprises, Inc.*	10,250	155,185
Intelli-Check - Mobilisa, Inc.(a) *	3,500	3,500
IntriCon Corp.(a) *	1,000	3,070
IPG Photonics Corp.*	4,040	175,498
Iteris, Inc.(a) *	7,798	8,890
Kemet Corp.*	7,336	52,452
LeCroy Corp.*	2,785	22,002
Littelfuse, Inc.(a)	4,865	195,622
LoJack Corp.(a) *	6,666	21,131
Maxwell Technologies, Inc.*	1,107	20,380
Measurement Specialties, Inc.(a) *	3,300	85,668
Mercury Computer Systems, Inc.*	6,376	73,324
Methode Electronics, Inc., Class A	8,200	60,926
Microvision, Inc.(a) *	7,709	5,243
MTS Systems Corp.	3,800	116,432
Multi-Fineline Electronix, Inc.*	6,500	129,610
NAPCO Security Technologies, Inc.*	4,850	11,107
NetList, Inc.(a) *	3,200	3,840
Newport Corp.*	8,200	88,642
OSI Systems, Inc.*	3,842	128,784
PAR Technology Corp.*	3,000	10,050
Park Electrochemical Corp.	4,000	85,480
PC Connection, Inc.(a) *	6,200	49,476
PC Mall, Inc.(a) *	2,200	11,594
Perceptron, Inc.*	1,100	5,973
Planar Systems, Inc.*	3,817	7,634
Plexus Corp.(a) *	8,900	201,318
Power-One, Inc.*	23,462	105,579
Pulse Electronics Corp.	9,000	25,740
Radisys Corp.(a) *	9,800	59,976
Remec, Inc.(b)	4,693	—
Research Frontiers, Inc.(a) *	2,600	9,828
Richardson Electronics Ltd.(a)	2,700	36,747
Rofin-Sinar Technologies, Inc.*	7,200	138,240
Rogers Corp.*	3,900	152,607
Sanmina-SCI Corp.(a) *	17,544	117,194
Scansource, Inc.*	5,700	168,492
SYNNEX Corp.(a) *	7,200	188,640
Tech Data Corp.*	402	17,378
Tessco Technologies, Inc.	1,000	13,290
TTM Technologies, Inc.(a) *	16,816	159,920
Ultimate Electrs, Inc.(b)	1,600	—
Universal Display Corp.(a) *	3,663	175,604
Viasystems Group, Inc.(a) *	2,056	36,165
Vicon Industries, Inc.(a),*	1,000	3,365
Vishay Intertechnology, Inc.(a) *	21,074	176,179
Vishay Precision Group, Inc.(a) *	2,771	36,522
Wireless Ronin Technologies, Inc.(a) *	2,168	2,927
X-Rite, Inc.(a) *	10,621	39,616
Zygo Corp.(a) *	3,600	41,616
		5,806,650
Energy Equipment & Services — 1.8%
Basic Energy Services, Inc.*	9,300	131,688
Bolt Technology Corp.(a) *	2,382	23,915
Bristow Group, Inc.	7,590	322,044
Cal Dive International, Inc.(a) *	19,390	37,035
Complete Production Services, Inc.*	15,113	284,880
Dawson Geophysical Co.(a) *	1,100	25,938
ENGlobal Corp.(a) *	6,100	16,531
Exterran Holdings, Inc.(a) *	11,723	113,948
Geokinetics, Inc.(a) *	3,853	9,324
Global Industries Ltd.(a) *	25,312	200,471
Gulf Island Fabrication, Inc.	2,600	53,768
Gulfmark Offshore, Inc., Class A*	5,152	187,224
Helix Energy Solutions Group, Inc.*	23,162	303,422
Hercules Offshore, Inc.(a) *	30,281	88,421
Hornbeck Offshore Services, Inc.(a) *	5,800	144,478
ION Geophysical Corp.(a) *	27,183	128,576
Key Energy Services, Inc.(a) *	30,901	293,251
Lufkin Industries, Inc.(a)	5,102	271,477
Matrix Service Co.*	5,900	50,209
Mitcham Industries, Inc.(a) *	2,026	22,691
Natural Gas Services Group, Inc.(a) *	2,500	32,075
Newpark Resources(a) *	19,900	121,191
OYO Geospace Corp.(a) *	1,000	56,290
Parker Drilling Co.*	28,039	123,091
PHI, Inc.(a) *	2,300	44,022
Pioneer Drilling Co.*	12,313	88,407
SEACOR Holdings, Inc.	3,273	262,527
Tesco Corp.*	4,380	50,808
Tetra Technologies, Inc.*	16,850	130,082
TGC Industries, Inc.*	6,191	27,240
Union Drilling, Inc.(a) *	5,000	23,500
Willbros Group, Inc.*	9,856	41,100
		3,709,624
Food & Staples Retailing — 1.3%
Casey's General Stores, Inc.(a)	12,174	531,395
Ingles Markets, Inc.	2,600	37,024
Nash Finch Co.	2,253	60,673
PriceSmart, Inc.(a)	6,250	389,500
Ruddick Corp.(a)	10,900	424,991
Spartan Stores, Inc.(a)	5,198	80,465
SUPERVALU, Inc.(a)	42,984	286,274
Susser Holdings Corp.(a) *	4,500	89,685
The Andersons, Inc.(a)	4,100	138,006
The Pantry, Inc.*	5,100	61,863
United Natural Foods, Inc.*	10,300	381,512
Weis Markets, Inc.(a)	6,390	236,813
Winn-Dixie Stores, Inc.(a) *	10,200	60,384
		2,778,585

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products — 2.2%
Alico, Inc.(a)	1,300	$25,532
B&G Foods, Inc., Class A(a)	10,500	175,140
Bridgford Foods Corp.(a)	801	7,433
Cagle's, Inc., Class A(a) *	1,200	4,548
Cal-Maine Foods, Inc.	5,100	160,293
Calavo Growers, Inc.(a)	5,041	103,441
Chiquita Brands International, Inc.*	10,000	83,400
Coffee Holding Co., Inc.(a)	600	4,500
Darling International, Inc.*	26,500	333,635
Dean Foods Co.*	24,006	212,933
Diamond Foods, Inc.(a)	4,637	369,986
Dole Food Co., Inc.(a) *	18,855	188,550
Farmer Bros. Co.(a)	3,200	17,632
Fresh Del Monte Produce, Inc.	12,758	295,986
Hain Celestial Group, Inc.(a) *	9,979	304,858
Imperial Sugar Co.(a)	3,200	20,608
J&J Snack Foods Corp.	4,500	216,225
John B. Sanfilippo & Son, Inc.*	2,650	21,147
Lancaster Colony Corp.(a)	7,600	463,676
Lifeway Foods, Inc.(a) *	3,800	40,546
Limoneira Co.(a)	245	3,499
Omega Protein Corp.*	4,197	38,109
Overhill Farms, Inc.*	1,600	5,920
Pilgrims Pride Corp.(a) *	35,385	151,094
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	10,760
Sanderson Farms, Inc.(a)	4,600	218,500
Scheid Vineyards, Inc., Class A*	20	160
Seneca Foods Corp., Class A(a) *	1,249	24,730
Smart Balance, Inc.*	17,615	103,929
Snyders-Lance, Inc.(a)	13,070	272,510
Tootsie Roll Industries, Inc.(a)	9,002	217,128
TreeHouse Foods, Inc.(a) *	7,400	457,616
		4,554,024
Gas Utilities — 0.8%
Chesapeake Utilities Corp.(a)	2,043	81,945
Delta Natural Gas Co., Inc.(a)	200	6,120
Gas Natural, Inc.	300	3,297
New Jersey Resources Corp.(a)	9,451	402,329
Northwest Natural Gas Co.(a)	6,800	299,880
RGC Resources, Inc.	400	7,600
South Jersey Industries, Inc.	6,400	318,400
Southwest Gas Corp.	9,900	358,083
The Laclede Group, Inc.	4,500	174,375
		1,652,029
Health Care Equipment & Supplies — 3.3%
Abaxis, Inc.(a) *	2,970	68,043
ABIOMED, Inc.*	8,588	94,726
Accuray, Inc.(a) *	17,223	69,236
Align Technology, Inc.*	17,775	269,647
Alphatec Holdings, Inc.(a) *	14,824	31,279
Analogic Corp.(a)	3,000	136,230
Angiodynamics, Inc.(a) *	6,163	80,982
Anika Therapeutics, Inc.*	4,100	22,550
Arthrocare Corp.*	6,000	172,620
AtriCure, Inc.(a) *	2,740	26,688
Biolase Technology, Inc.(a) *	5,666	16,997
Bovie Medical Corp.(a) *	4,900	14,308
BSD Medical Corp.(a) *	5,064	13,470
Cantel Medical Corp.	3,950	83,424
Cardica, Inc.*	1,400	2,716
Cardiovascular Systems, Inc.*	1,200	13,668
CAS Medical Systems, Inc.*	2,529	5,463
Cerus Corp.*	6,200	13,144
Conceptus, Inc.(a) *	12,100	126,687
Conmed Corp.(a) *	7,150	164,521
CryoLife, Inc.(a) *	6,300	28,287
Cutera, Inc.*	3,000	21,360
Cyberonics, Inc.(a) *	5,700	161,310
Cynosure, Inc., Class A(a) *	1,412	14,247
DexCom, Inc.(a) *	1,879	22,548
Digirad Corp.*	2,100	4,641
DynaVox, Inc.(a) *	984	3,542
Endologix, Inc.(a) *	16,288	163,532
EnteroMedics, Inc.*	125	215
Exactech, Inc.(a) *	2,535	35,693
Greatbatch, Inc.(a) *	7,881	157,699
Haemonetics Corp.*	5,900	345,032
Hansen Medical, Inc.(a) *	3,500	11,620
Hill-Rom Holdings, Inc.	7,584	227,672
ICU Medical, Inc.(a) *	2,950	108,560
Integra LifeSciences Holdings Corp.(a) *	6,543	234,043
Invacare Corp.(a)	9,357	215,585
Iridex Corp.*	1,000	3,740
IRIS International, Inc.*	4,200	37,674
Kensey Nash Corp.(a) *	2,900	71,050
LeMaitre Vascular, Inc.(a)	6,218	38,925
MAKO Surgical Corp.(a) *	4,191	143,416
Masimo Corp.(a)	8,562	185,367
Medical Action Industries, Inc.(a) *	4,450	22,472
Meridian Bioscience, Inc.(a)	6,186	97,368
Merit Medical Systems, Inc.*	15,874	208,584
Misonix, Inc.(a),*	2,200	4,323
Natus Medical, Inc.*	8,702	82,756
Neogen Corp.(a) *	4,517	156,830
Neurometrix, Inc.(a) *	466	771
NuVasive, Inc.*	8,100	138,267
NxStage Medical, Inc.(a) *	2,647	55,216
OraSure Technologies, Inc.(a) *	11,100	88,356
Orthofix International NV*	3,489	120,405
Palomar Medical Technologies, Inc.(a) *	7,282	57,382
PhotoMedex, Inc.*	258	3,220
Quidel Corp.(a) *	10,385	170,002
Retractable Technologies, Inc.(a) *	1,926	2,600
Rochester Medical Corp.*	1,500	11,430
Rockwell Medical Technologies, Inc.(a) *	2,600	21,216
RTI Biologics, Inc.*	9,433	31,035
Solta Medical, Inc.(a) *	10,131	12,664
SonoSite, Inc.(a) *	3,400	103,156
Spectranetics Corp.(a) *	7,200	51,408
Staar Surgical Co.*	5,280	41,184
Stereotaxis, Inc.(a) *	7,600	8,436
STERIS Corp.(a)	10,403	304,496
SurModics, Inc.(a) *	3,700	33,670
Symmetry Medical, Inc.*	11,100	85,692
Synovis Life Technologies, Inc.*	2,484	41,483
Theragenics Corp.(a) *	7,500	9,900
Thoratec Corp.*	11,286	368,375
TranS1, Inc.(a) *	2,263	6,789
Urologix, Inc.(a) *	2,600	2,574
Uroplasty, Inc.*	2,952	14,317
Vascular Solutions, Inc.(a) *	6,500	74,425
Volcano Corp.(a) *	7,528	223,055
West Pharmaceutical Services, Inc.	7,400	274,540
Wright Medical Group, Inc.(a) *	8,500	151,980
Young Innovations, Inc.(a)	1,900	54,150
Zoll Medical Corp.*	4,526	170,811
		6,967,495

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services — 3.6%
Air Methods Corp.(a) *	2,500	$159,175
Alliance HealthCare Services, Inc.(a) *	12,600	14,364
Allied Healthcare International, Inc.(a) *	14,550	55,872
Almost Family, Inc.(a) *	1,100	18,293
Amedisys, Inc.*	6,053	89,705
American Caresource Holdings, Inc.*	1,300	767
American Dental Partners, Inc.(a) *	3,359	32,448
AMN Healthcare Services, Inc.(a) *	9,000	36,090
Amsurg Corp.*	7,750	174,375
Assisted Living Concepts, Inc., Class A(a)	4,248	53,822
Bio-Reference Labs, Inc.(a) *	5,243	96,524
BioScrip, Inc.(a) *	12,080	76,829
Capital Senior Living Corp.(a) *	5,400	33,318
CardioNet, Inc.*	3,237	9,711
Catalyst Health Solutions, Inc.*	10,955	631,994
Centene Corp.*	10,900	312,503
Chemed Corp.	5,500	302,280
Chindex International, Inc.(a) *	2,640	23,258
Continucare Corp.(a) *	11,500	73,370
Corvel Corp.*	2,550	108,375
Cross Country Healthcare, Inc.(a) *	6,900	28,842
Dynacq Healthcare, Inc.*	1,300	1,430
Emeritus Corp.(a) *	9,685	136,559
Five Star Quality Care, Inc.*	12,800	32,000
Gentiva Health Services, Inc.*	6,500	35,880
Hanger Orthopedic Group, Inc.*	8,636	163,134
Healthsouth Corp.(a) *	18,900	282,177
Healthways, Inc.(a) *	6,798	66,824
HMS Holdings Corp.*	9,306	226,973
Hooper Holmes, Inc.*	15,500	10,230
Integramed America, Inc.*	1,987	15,757
IPC The Hospitalist Co., Inc.(a) *	2,665	95,114
Kindred Healthcare, Inc.(a) *	11,383	98,122
Landauer, Inc.(a)	1,800	89,172
LCA-Vision, Inc.*	5,917	12,662
LHC Group, Inc.(a) *	3,800	64,828
LifePoint Hospitals, Inc.*	10,273	376,403
Magellan Health Services, Inc.*	11,300	545,790
Medcath Corp.*	4,400	61,072
MedQuist Holdings, Inc.(a) *	11,900	89,964
Metropolitan Health Networks, Inc.(a) *	12,313	55,901
Molina Healthcare, Inc.*	9,750	150,540
MWI Veterinary Supply, Inc.*	2,071	142,526
National Healthcare Corp.(a)	3,000	96,900
Owens & Minor, Inc.(a)	8,660	246,637
PDI, Inc.*	3,600	24,120
PharMerica Corp.*	5,650	80,626
PHC, Inc., Class A(a) *	4,300	10,105
Providence Service Corp.(a) *	4,498	47,904
PSS World Medical, Inc.(a) *	24,238	477,246
Psychemedics Corp.	400	2,852
RadNet, Inc.(a) *	8,150	19,886
Select Medical Holdings Corp.(a) *	32,321	215,581
Skilled Healthcare Group, Inc., Class A(a) *	3,695	13,339
SRI/Surgical Express, Inc.*	1,100	5,225
Sun Healthcare Group, Inc.(a) *	4,743	12,806
Sunrise Senior Living, Inc.(a) *	11,840	54,819
Team Health Holdings, Inc.*	13,559	222,639
The Ensign Group, Inc.(a)	4,200	97,062
Triple-S Management Corp., Class B(a) *	3,809	63,801
U.S. Physical Therapy, Inc.	2,650	49,078
Universal American Corp.(a)	16,273	163,706
VCA Antech, Inc.(a) *	15,281	244,190
WellCare Health Plans, Inc.*	8,500	322,830
		7,556,325
Health Care Technology — 0.9%
Arrhythmia Research Technology, Inc.	200	624
athenahealth, Inc.*	1,168	69,554
Computer Programs & Systems, Inc.	1,836	121,451
Emdeon, Inc., Class A(a) *	19,510	366,593
HealthStream, Inc.*	5,236	67,178
MedAssets, Inc.*	12,409	119,250
Medidata Solutions, Inc.*	2,758	45,342
Merge Healthcare, Inc.(a) *	12,632	76,929
Omnicell, Inc.*	7,300	100,594
Quality Systems, Inc.(a)	10,018	971,746
Simulations Plus, Inc.*	800	2,496
Transcend Services, Inc.*	1,588	35,794
		1,977,551
Hotels, Restaurants & Leisure — 3.7%
AFC Enterprises, Inc.*	6,349	75,109
Ambassadors Group, Inc.(a)	4,300	24,639
Ameristar Casinos, Inc.	12,900	207,045
Bally Technologies, Inc.(a) *	12,183	328,697
Benihana, Inc.(a) *	2,300	19,803
Benihana, Inc., Class A(a) *	1,150	9,810
Biglari Holdings, Inc.(a) *	320	94,845
BJ's Restaurants, Inc.(a) *	8,000	352,880
Bluegreen Corp.*	7,100	14,910
Bob Evans Farms, Inc.	7,000	199,640
Boyd Gaming Corp.(a) *	12,100	59,290
Brinker International, Inc.	16,410	343,297
Buffalo Wild Wings, Inc.(a) *	4,000	239,200
Caribou Coffee Co., Inc.(a) *	3,958	46,784
Carrols Restaurant Group, Inc.(a) *	8,600	76,540
CEC Entertainment, Inc.	5,150	146,620
Choice Hotels International, Inc.(a)	787	23,390
Churchill Downs, Inc.	3,300	128,799
Cracker Barrel Old Country Store, Inc.(a)	5,000	200,400
DineEquity, Inc.(a) *	3,900	150,111
Domino's Pizza, Inc.*	16,189	441,150
Dover Downs Gaming & Entertainment, Inc.(a)	3,400	7,650
Dover Motorsports, Inc.(a) *	4,000	4,880
Einstein Noah Restaurant Group, Inc.(a)	3,600	46,188
Empire Resorts, Inc.*	4,700	3,713
Famous Dave's Of America, Inc.(a) *	2,145	18,468
Full House Resorts, Inc.(a) *	4,300	11,782
Gaming Partners International Corp.	1,300	8,580
Gaylord Entertainment Co.(a) *	10,022	193,825
Great Wolf Resorts, Inc.(a) *	8,725	22,336
International Speedway Corp., Class A	5,332	121,783
Interval Leisure Group, Inc.(a) *	15,989	212,973
Isle of Capri Casinos, Inc.*	8,287	40,109
J. Alexander's Corp.*	800	4,968
Jack in the Box, Inc.*	14,400	286,848
Kona Grill, Inc.*	1,540	8,547
Krispy Kreme Doughnuts, Inc.(a) *	14,841	101,216
Lakes Entertainment, Inc.*	6,530	15,933
Life Time Fitness, Inc.(a) *	8,900	327,965
Luby's, Inc.(a) *	7,260	29,766
McCormick & Schmick's Seafood Restaurants, Inc.(a) *	5,213	36,074
Monarch Casino & Resort, Inc.*	3,600	35,208
Morgans Hotel Group Co.*	4,216	25,254
Morton's Restaurant Group, Inc.*	3,100	14,818

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
MTR Gaming Group, Inc.*	6,300	$12,348
Multimedia Games, Inc.(a) *	6,030	24,361
Nathan's Famous, Inc.*	1,385	26,301
Nevada Gold & Casinos, Inc.(a),*	1,712	2,996
O'Charleys, Inc.(a) *	4,820	28,631
Orient-Express Hotels Ltd.(a) *	21,903	151,350
P.F. Chang's China Bistro, Inc.	5,870	159,899
Papa John's International, Inc.*	6,315	191,976
Peet's Coffee & Tea, Inc.*	2,900	161,356
Pinnacle Entertainment, Inc.(a) *	13,499	122,571
PokerTek, Inc.(a),*	680	551
Red Lion Hotels Corp.(a) *	4,500	30,195
Red Robin Gourmet Burgers, Inc.(a) *	3,300	79,497
Rick's Cabaret International, Inc.(a) *	2,209	14,822
Ruby Tuesday, Inc.(a) *	14,262	102,116
Ruth's Hospitality Group, Inc.*	8,054	34,552
Scientific Games Corp., Class A*	18,781	133,721
Shuffle Master, Inc.*	11,762	98,918
Six Flags Entertainment Corp.(a)	10,707	296,798
Sonic Corp.*	13,575	95,975
Speedway Motorsports, Inc.(a)	10,200	123,216
Texas Roadhouse, Inc., Class A(a)	15,300	202,266
The Cheesecake Factory, Inc.(a) *	13,476	332,183
The Marcus Corp.	4,500	44,775
Town Sports International Holdings, Inc.(a) *	8,000	58,080
Vail Resorts, Inc.(a)	8,330	314,791
Wendy's Co. (The)	5,771	26,489
		7,632,577
Household Durables — 0.8%
American Greetings Corp., Class A(a)	9,420	174,270
Bassett Furniture Industries, Inc.(a)	2,600	18,330
Beazer Homes USA, Inc.(a) *	16,520	24,945
Blyth, Inc.(a)	2,000	110,900
California Coastal Communities, Inc.(a) (b)	1,800	—
Cavco Industries, Inc.(a) *	1,100	37,884
Craftmade International, Inc.(a),*	400	880
CSS Industries, Inc.(a)	2,100	35,028
Dixie Group, Inc.*	2,300	7,314
Emerson Radio Corp.*	1,300	1,963
Ethan Allen Interiors, Inc.	7,100	96,631
Furniture Brands International, Inc.(a) *	11,300	23,278
Helen of Troy Ltd.*	7,111	178,628
Hooker Furniture Corp.(a)	2,500	22,625
Hovnanian Enterprises, Inc., Class A(a) *	13,900	16,958
iRobot Corp.*	4,418	111,157
KB Home(a)	18,500	108,410
Kid Brands, Inc.(a) *	5,342	14,103
La-Z-Boy, Inc.(a) *	11,200	82,992
Libbey, Inc.(a) *	3,650	38,471
Lifetime Brands, Inc.(a)	3,200	30,848
M.D.C. Holdings, Inc.(a)	9,467	160,371
M/I Homes, Inc.(a) *	3,928	23,607
Meritage Homes Corp.(a) *	6,706	101,529
Orleans Homebuilders, Inc.(b)	4,953	—
Ryland Group, Inc.(a)	9,600	102,240
Sealy Corp.(a) *	10,800	15,984
Skyline Corp.(a)	1,200	11,460
Standard Pacific Corp.(a) *	43,219	106,751
Stanley Furniture Co., Inc.(a) *	927	2,735
Universal Electronics, Inc.(a) *	2,800	45,892
		1,706,184
Household Products — 0.3%
Central Garden and Pet Co.*	5,300	36,570
Central Garden and Pet Co., Class A*	8,850	62,658
Spectrum Brands Holdings, Inc.*	13,807	326,121
WD-40 Co.(a)	5,000	199,200
		624,549
Independent Power Producers & Energy Traders — 0.2%
Atlantic Power Corp.(a) *	15,648	222,045
Dynegy, Inc.*	25,081	103,334
Ormat Technologies, Inc.	8,635	138,851
Synthesis Energy Systems, Inc.(a) *	5,474	9,470
		473,700
Industrial Conglomerates — 0.2%
Raven Industries, Inc.(a)	3,600	173,520
Standex International Corp.	2,700	84,051
Tredegar Corp.	8,700	129,021
		386,592
Insurance — 4.2%
21st Century Holding Co.(a) *	1,000	2,330
Affirmative Insurance Holdings, Inc.(a) *	3,262	5,252
American Equity Investment Life Holding Co.(a)	13,600	119,000
American Safety Insurance Holdings Ltd.(a) *	1,458	26,827
Amerisafe, Inc.(a) *	3,800	69,958
Amtrust Financial Services, Inc.(a)	12,945	288,156
Argo Group International Holdings Ltd.	6,164	174,873
Aspen Insurance Holdings Ltd.	11,452	263,854
Baldwin & Lyons, Inc., Class B(a)	1,300	27,781
Citizens, Inc., Class A(a) *	10,658	68,318
CNO Financial Group, Inc.(a) *	57,333	310,171
Crawford & Co., Class A	10,528	39,691
Crawford & Co., Class B(a)	3,801	20,373
Delphi Financial Group, Inc., Class S	10,507	226,111
Donegal Group, Inc., Class A(a)	4,648	55,962
Eastern Insurance Holdings, Inc.	1,700	22,355
eHealth, Inc.(a) *	4,659	63,642
EMC Insurance Group, Inc.(a)	3,800	69,920
Employers Holdings, Inc.	8,742	111,548
Endurance Specialty Holdings Ltd.	7,925	270,639
Enstar Group Ltd.*	2,339	222,743
FBL Financial Group, Inc., Class A(a)	6,500	173,030
First Acceptance Corp.*	15,539	19,113
First American Financial Corp.(a)	23,254	297,651
Flagstone Reinsurance Holdings SA(a)	16,257	125,992
FPIC Insurance Group, Inc.*	3,900	163,176
Global Indemnity PLC*	3,524	60,190
Greenlight Capital Re Ltd., Class A(a) *	6,303	130,724
Hallmark Financial Services(a) *	5,700	42,009
Hanover Insurance Group, Inc.	466	16,543
Harleysville Group, Inc.(a)	6,800	400,248
Hilltop Holdings, Inc.(a) *	11,048	79,656
Horace Mann Educators Corp.	8,800	100,408
Independence Holding Co.(a)	3,200	23,200
Infinity Property & Casualty Corp.	4,300	225,664
Kemper Corp.	12,879	308,581
Maiden Holdings Ltd.	14,533	107,399
MBIA, Inc.(a) *	36,900	268,263
Meadowbrook Insurance Group, Inc.	13,262	118,164
Montpelier Re Holdings Ltd.(a)	14,417	254,892
National Financial Partners Corp.(a) *	9,600	105,024
National Interstate Corp.(a)	4,200	92,316
Navigators Group, Inc.*	3,600	155,520
OneBeacon Insurance Group Ltd.	4,300	58,652

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Platinum Underwriters Holdings Ltd.	7,812	$240,219
Presidential Life Corp.(a)	5,600	46,032
Primerica, Inc (a)	15,395	331,916
ProAssurance Corp.	6,055	436,081
Protective Life Corp.	9,684	151,361
RLI Corp.(a)	5,800	368,764
Safety Insurance Group, Inc.(a)	3,900	147,537
SeaBright Insurance Holdings, Inc.(a)	4,800	34,560
Selective Insurance Group	13,800	180,090
StanCorp Financial Group, Inc.(a)	8,398	231,533
State Auto Financial Corp.(a)	9,900	130,185
Stewart Information Services Corp.(a)	2,900	25,636
Symetra Financial Corp.	25,025	203,954
The Phoenix Companies, Inc.(a) *	21,698	26,472
Tower Group, Inc.(a)	8,548	195,407
Unico American Corp.	1,700	17,799
United Fire & Casualty Co.	6,100	107,909
Universal Insurance Holdings, Inc.(a)	8,650	33,302
		8,694,676
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A(a) *	5,700	13,224
Blue Nile, Inc.(a) *	2,776	97,937
dELiA*s, Inc.(a) *	5,186	6,846
Gaiam, Inc., Class A(a)	2,400	8,136
Geeknet, Inc.(a) *	1,350	27,297
Hollywood Media Corp.(a) *	10,017	14,825
HSN, Inc.(a) *	12,080	400,210
NutriSystem, Inc.(a)	5,687	68,870
Orbitz Worldwide, Inc.(a) *	20,694	44,906
Overstock.com, Inc.(a) *	4,600	42,642
PetMed Express, Inc.(a)	8,500	76,500
Shutterfly, Inc.(a) *	6,894	283,895
US Auto Parts Network, Inc.(a) *	6,100	30,927
Valuevision Media, Inc., Class A(a) *	7,971	18,812
Vitacost.com, Inc.(a) *	1,333	6,345
		1,141,372
Internet Software & Services — 2.0%
Ancestry.com, Inc.*	9,785	229,948
AOL, Inc.(a) *	6,025	72,300
comScore, Inc.(a) *	4,298	72,507
Crexendo, Inc.(a)	2,700	7,830
DealerTrack Holdings, Inc.*	8,700	136,329
Dice Holdings, Inc.*	21,227	165,995
Digital River, Inc.(a) *	8,400	174,132
Earthlink, Inc.	24,400	159,332
EDGAR Online, Inc.(a) *	6,200	3,906
Envestnet, Inc.(a) *	764	7,640
Infospace, Inc.(a) *	7,200	60,192
Internap Network Services Corp.(a) *	11,700	57,564
Ipass, Inc.(a) *	14,400	18,000
j2 Global Communications, Inc.(a)	9,900	266,310
Keynote Systems, Inc.	3,280	69,306
KIT Digital, Inc.(a) *	9,981	83,840
Limelight Networks, Inc.(a) *	21,264	50,183
Liquidity Services, Inc.(a) *	6,300	202,041
LogMeIn, Inc.(a) *	5,169	171,663
Looksmart Ltd.*	3,800	5,016
LoopNet, Inc.(a) *	13,200	226,116
Marchex, Inc., Class B(a)	6,755	57,418
Market Leader, Inc.*	4,700	10,528
ModusLink Global Solutions, Inc.	10,390	36,261
Move, Inc.(a) *	34,500	50,025
NIC, Inc.	15,000	171,750
Onvia, Inc.*	181	610
Openwave Systems, Inc.(a) *	18,733	29,224
Perficient, Inc.*	7,000	51,240
QuinStreet, Inc.(a) *	9,301	96,265
RealNetworks, Inc.(a)	7,600	64,068
Reis, Inc.*	2,638	23,399
RightNow Technologies, Inc.(a) *	5,990	197,970
Saba Software, Inc.(a) *	6,949	40,026
Soundbite Communications, Inc.(a) *	700	1,722
Spark Networks, Inc.(a) *	6,600	20,790
Stamps.com, Inc.(a)	4,050	82,782
support.com, Inc.(a) *	11,250	22,275
TechTarget, Inc.*	8,885	50,733
TheStreet.com, Inc.(a)	7,200	14,256
Tower Automotive, Inc.(b)	6,500	—
Track Data Corp.*	12	1,098
Travelzoo, Inc.(a) *	1,923	42,287
United Online, Inc.(a)	35,156	183,866
Valueclick, Inc.*	16,915	263,197
VistaPrint NV*	6,478	175,100
Vocus, Inc.*	2,504	41,967
Web.com Group, Inc.*	6,313	44,065
XO Group, Inc.*	6,500	53,105
Zix Corp.*	13,620	36,365
		4,102,542
IT Services — 2.4%
Acxiom Corp.*	17,600	187,264
CACI International, Inc., Class A(a) *	6,100	304,634
Cardtronics, Inc.*	9,300	213,156
Cass Information Systems, Inc.(a)	1,382	42,911
Ciber, Inc.*	14,781	44,786
Computer Task Group, Inc.(a) *	3,700	41,329
Convergys Corp.(a) *	26,731	250,737
CoreLogic, Inc.(a) *	8,341	88,999
CSG Systems International, Inc.*	10,600	133,984
Dynamics Research Corp.(a) *	2,200	19,624
Echo Global Logistics, Inc.*	4,751	63,188
Edgewater Technology, Inc.*	2,300	5,359
Euronet Worldwide, Inc.(a) *	11,300	177,862
ExlService Holdings, Inc.*	6,500	143,000
Forrester Research, Inc.(a)	8,761	284,820
Global Cash Access Holdings, Inc.*	21,692	55,532
Hackett Group, Inc.*	8,900	33,197
Heartland Payment Systems, Inc.	8,088	159,495
iGate Corp.(a)	12,235	141,192
Innodata Isogen, Inc.(a) *	5,684	16,768
INX, Inc.*	700	4,858
Lionbridge Technologies(a) *	13,100	32,226
Mantech International Corp., Class A(a)	4,845	152,036
Mastech Holdings, Inc.(a) *	849	2,428
Mattersight Corp.(a) *	1,512	6,154
MAXIMUS, Inc.	8,800	307,120
MoneyGram International, Inc.(a) *	54,498	126,980
NCI, Inc., Class A(a) *	1,800	21,474
NeuStar, Inc., Class A*	14,088	354,172
Online Resources Corp.*	9,929	25,319
PRG-Schultz International, Inc.(a) *	3,839	18,120
Rainmaker Systems, Inc.*	4,500	4,545
Sapient Corp.	30,026	304,464
StarTek, Inc.(a) *	3,323	9,471
Stream Global Services, Inc.*	300	618
Syntel, Inc.(a)	9,300	401,667
TeleTech Holdings, Inc.*	13,200	201,168
Tier Technologies, Inc., Class B*	3,900	14,391

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
TNS, Inc.*	4,841	$91,011
Unisys Corp.*	8,067	126,571
Virtusa Corp.(a) *	7,876	103,963
WPCS International, Inc.(a) *	1,000	2,050
Wright Express Corp.*	8,700	330,948
		5,049,591
Leisure Equipment & Products — 0.4%
Aldila, Inc.(a)	1,930	5,192
Arctic Cat, Inc.*	1,925	27,893
Black Diamond, Inc.(a) *	1,900	12,388
Brunswick Corp.(a)	9,419	132,243
Callaway Golf Co.(a)	14,500	74,965
Cybex International, Inc.*	4,100	2,624
Eastman Kodak Co.(a) *	47,131	36,767
Escalade, Inc.	1,950	9,789
Jakks Pacific, Inc.(a)	6,200	117,490
Johnson Outdoors, Inc., Class A(a) *	1,000	15,380
Leapfrog Enterprises, Inc.(a) *	8,100	27,297
Marine Products Corp.(a) *	10,020	34,268
Nautilus, Inc.(a) *	6,900	10,350
Smith & Wesson Holding Corp.*	12,562	31,656
Steinway Musical Instruments*	2,573	55,474
Sturm Ruger & Co., Inc.	6,513	169,208
		762,984
Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.(a) *	17,097	83,775
Albany Molecular Research, Inc.(a) *	7,100	20,022
BioClinica, Inc.*	3,200	15,648
Caliper Life Sciences, Inc.(a) *	10,921	114,343
Cambrex Corp.*	7,100	35,784
Charles River Laboratories International, Inc.(a) *	10,079	288,461
CombiMatrix Corp.(a),*	502	1,270
Enzo Biochem, Inc.(a) *	10,532	27,067
eResearchTechnology, Inc.(a) *	14,087	62,828
Furiex Pharmaceuticals, Inc.(a) *	1,317	18,741
Harvard Bioscience, Inc.(a) *	10,123	42,719
Luminex Corp.(a) *	8,227	182,393
Medtox Scientific, Inc.	3,300	43,197
Parexel International Corp.*	12,400	234,732
pSivida Corp.(a) *	1,891	8,075
SeraCare Life Sciences, Inc.(a) *	3,373	9,478
Strategic Diagnostics, Inc.*	7,150	13,013
		1,201,546
Machinery — 3.3%
3D Systems Corp.(a) *	9,637	134,822
Actuant Corp., Class A(a)	14,300	282,425
Adept Technology, Inc.(a) *	1,000	3,250
Alamo Group, Inc.	2,000	41,580
Albany International Corp., Class A	6,000	109,500
Altra Holdings, Inc.*	5,400	62,478
American Railcar Industries, Inc.*	5,900	90,742
Ampco-Pittsburgh Corp.	2,200	44,990
Astec Industries, Inc.(a) *	5,000	146,400
Badger Meter, Inc.(a)	3,000	86,790
Baldwin Technology Co., Class A*	2,900	3,451
Barnes Group, Inc.(a)	12,100	232,925
Blount International, Inc.(a) *	10,700	142,952
Briggs & Stratton Corp.(a)	11,900	160,769
Cascade Corp.	2,400	80,136
Chart Industries, Inc.*	6,200	261,454
CIRCOR International, Inc.	3,400	99,858
CLARCOR, Inc.	29	1,200
Colfax Corp.(a) *	10,063	203,876
Columbus McKinnon Corp.*	3,900	42,744
Commercial Vehicle Group, Inc.*	6,000	39,420
Douglas Dynamics, Inc.(a)	3,998	51,094
Dynamic Materials Corp.	2,800	44,100
Energy Recovery, Inc.(a) *	8,000	24,080
EnPro Industries, Inc.(a) *	4,600	136,528
ESCO Technologies, Inc.	5,700	145,350
Federal Signal Corp.(a)	12,928	57,142
Flanders Corp.(a) *	5,805	17,125
Flow International Corp.(a) *	10,779	23,822
FreightCar America, Inc.*	2,400	34,584
Graham Corp.(a)	1,500	24,960
Greenbrier Cos., Inc.(a) *	5,000	58,250
Hardinge, Inc.	2,400	19,776
Hurco Cos., Inc.*	1,000	20,300
John Bean Technologies Corp.	5,769	82,266
Kadant, Inc.*	3,400	60,384
Kaydon Corp.(a)	7,475	214,383
Key Technology, Inc.*	1,100	12,771
LB Foster Co., Class A	1,400	31,122
Lindsay Corp.	2,146	115,455
Lydall, Inc.(a) *	2,900	25,810
Manitex International, Inc.*	1,300	4,706
Manitowoc Co., Inc.(a)	657	4,408
Meritor, Inc.*	17,207	121,481
Met-Pro Corp.(a)	4,417	37,898
Mfri, Inc.*	1,900	13,680
Middleby Corp.(a) *	4,140	291,704
Miller Industries, Inc.	2,200	38,170
Mueller Industries, Inc.(a)	8,400	324,156
Mueller Water Products, Inc., Class A(a)	41,091	101,906
NACCO Industries, Inc., Class A	1,000	63,400
NN, Inc.*	3,000	15,150
Omega Flex, Inc.*	1,500	19,950
PMFG, Inc.(a) *	2,118	33,401
RBC Bearings, Inc.*	4,700	159,753
Robbins & Myers, Inc.	9,714	337,173
Sauer-Danfoss, Inc.*	10,900	315,010
Sun Hydraulics Corp.(a)	5,700	116,166
Supreme Industries, Inc., Class A(a) *	1,197	2,466
Tecumseh Products Co., Class A(a) *	2,100	15,309
Tennant Co.(a)	3,619	128,004
The Gorman-Rupp Co.(a)	3,906	96,439
Titan International, Inc.(a)	8,474	127,110
Toro Co.	6,900	339,963
Trimas Corp.*	10,000	148,500
Trinity Industries, Inc.(a)	11,028	236,109
Twin Disc, Inc.(a)	2,200	58,674
Wabash National Corp.*	2,131	10,165
Watts Water Technologies, Inc., Class A(a)	7,500	199,875
		6,831,790
Marine — 0.2%
Alexander & Baldwin, Inc.	8,195	299,363
Eagle Bulk Shipping, Inc.(a) *	10,600	16,642
Excel Maritime Carriers Ltd.(a) *	16,497	34,314
Genco Shipping & Trading Ltd.(a) *	5,100	39,831
International Shipholding Corp.(a)	710	13,128
		403,278
Media — 1.7%
AH Belo Corp., Class A(a)	4,580	19,236
Arbitron, Inc.(a)	5,900	195,172
Atrinsic, Inc.(a) *	540	1,215

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Ballantyne of Omaha, Inc.(a) *	3,464	$10,669
Beasley Broadcasting Group, Inc., Class A(a) *	1,657	6,330
Belo Corp., Class A	19,900	97,311
Carmike Cinemas, Inc.(a) *	2,800	18,508
Central European Media Enterprises Ltd., Class A*	8,503	66,408
Cinemark Holdings, Inc.	16,400	309,632
Crown Media Holdings, Inc., Class A(a) *	17,800	25,454
Cumulus Media, Inc., Class A(a) *	6,400	18,176
DreamWorks Animation SKG, Inc., Class A(a) *	8,744	158,966
EDCI Holdings, Inc.	1,485	6,222
Entercom Communications Corp., Class A(a) *	5,750	30,187
Entravision Communications Corp.(a) *	9,100	9,282
EW Scripps Co., Class A(a) *	9,673	67,711
Fisher Communications, Inc.*	1,100	24,574
Gray Television, Inc.(a) *	6,176	9,634
Harris Interactive, Inc.*	14,810	7,257
Harte-Hanks, Inc.(a)	20,583	174,544
Here Media, Inc.(b)	499	—
Here Media, Inc., Special Shares(a) (b)	499	—
Journal Communications, Inc., Class A*	10,000	29,700
Knology, Inc.(a) *	13,068	169,623
Lin TV Corp., Class A*	6,700	14,606
Live Nation Entertainment, Inc.(a) *	37,163	297,676
LodgeNet Interactive Corp.(a) *	6,600	11,154
Madison Square Garden, Inc., Class A*	13,022	296,902
Martha Stewart Living Omnimedia, Class A(a) *	5,600	17,472
Media General, Inc., Class A(a) *	5,000	9,550
Meredith Corp.(a)	7,300	165,272
National CineMedia, Inc.	11,931	173,119
Navarre Corp.*	5,272	8,962
New Frontier Media, Inc.(a) *	7,900	8,453
Nexstar Broadcasting Group, Inc., Class A(a) *	2,098	13,868
Outdoor Channel Holdings, Inc.(a) *	9,100	52,052
Radio One, Inc.(a) *	6,700	8,241
Regal Entertainment Group, Class A(a)	26,218	307,799
Rentrak Corp.(a) *	1,900	23,921
Saga Communications, Inc.(a) *	837	24,700
Salem Communications Corp., Class A	3,500	8,015
Scholastic Corp.	8,100	227,043
Sinclair Broadcast Group, Inc., Class A	10,500	75,285
The McClatchy Co., Class A(a) *	13,196	17,683
The New York Times Co., Class A(a) *	31,959	185,682
Valassis Communications, Inc.(a) *	10,800	202,392
World Wrestling Entertainment, Inc., Class A(a)	4,600	40,986
Xanadoo Co., Class A*	10	3,330
		3,649,974
Metals & Mining — 1.5%
A.M. Castle & Co.(a) *	5,100	55,794
AK Steel Holding Corp.(a)	25,404	166,142
AMCOL International Corp.(a)	6,800	163,132
Carpenter Technology Corp.	8,800	395,032
Century Aluminum Co.(a) *	19,815	177,146
Commercial Metals Co.	24,935	237,132
Contango ORE, Inc.(a) *	350	5,163
Friedman Industries	700	6,118
General Moly, Inc.(a) *	17,906	51,927
Globe Specialty Metals, Inc.(a)	14,315	207,854
Golden Minerals Co.(a) *	3,160	23,510
Haynes International, Inc.	2,200	95,590
Hecla Mining Co.(a) *	22,304	119,550
Horsehead Holding Corp.*	8,674	64,361
Kaiser Aluminum Corp.(a)	4,533	200,721
Materion Corp.*	4,600	104,328
Metals USA Holdings Corp.(a) *	7,474	66,892
Mines Management, Inc.(a) *	8,088	13,184
Noranda Aluminum Holding Corp.*	12,872	107,481
Olympic Steel, Inc.(a)	2,400	40,656
RTI International Metals, Inc.(a) *	6,300	146,916
Schnitzer Steel Industries, Inc., Class A	5,061	186,245
Solitario Exploration & Royalty Corp.(a) *	1,000	1,720
Stillwater Mining Co.(a) *	21,000	178,500
Universal Stainless & Alloy(a) *	1,400	35,588
US Gold Corp.(a) *	17,896	71,763
Worthington Industries, Inc.(a)	17,700	247,269
		3,169,714
Multi-Utilities — 0.5%
Avista Corp.	12,400	295,740
Black Hills Corp.(a)	7,800	238,992
CH Energy Group, Inc.(a)	3,800	198,246
NorthWestern Corp.	8,500	271,490
		1,004,468
Multiline Retail — 0.5%
99 Cents Only Stores*	14,600	268,932
Dillard's, Inc., Class A(a)	8,650	376,102
Duckwall-ALCO Stores, Inc.(a) *	200	1,872
Fred's, Inc.(a)	8,987	95,801
Saks, Inc.(a) *	35,876	313,915
The Bon-Ton Stores, Inc.(a)	2,700	13,419
Tuesday Morning Corp.(a) *	9,403	33,099
		1,103,140
Office Electronics — 0.1%
Zebra Technologies Corp., Class A*	9,827	304,047
Oil, Gas & Consumable Fuels — 3.2%
Abraxas Petroleum Corp.(a) *	19,200	50,688
Adams Resources & Energy, Inc.	900	18,225
Alon USA Energy, Inc.(a)	10,500	64,365
Ante5, Inc.(a) *	2,059	1,956
Approach Resources, Inc.(a) *	5,845	99,307
ATP Oil & Gas Corp.(a) *	1,981	15,273
Barnwell Industries, Inc.*	2,159	7,600
Berry Petroleum Co., Class A(a)	160	5,661
Bill Barrett Corp.(a) *	9,686	351,021
BPZ Resources, Inc.(a) *	23,944	66,325
Callon Petroleum Co.*	9,264	35,852
Carrizo Oil & Gas, Inc.*	8,543	184,102
Cheniere Energy, Inc.(a) *	8,573	44,151
Clayton Williams Energy, Inc.(a) *	2,100	89,901
Clean Energy Fuels Corp.(a) *	16,141	179,488
Cloud Peak Energy, Inc.(a) *	12,689	215,079
Comstock Resources, Inc.(a) *	10,008	154,724
Contango Oil & Gas Co.(a) *	3,500	191,485
CREDO Petroleum Corp.(a) *	1,000	8,330
Crimson Exploration, Inc.(a) *	8,391	18,041
Crosstex Energy, Inc.(a)	15,460	208,401
CVR Energy, Inc.*	19,282	407,621
Delek US Holdings, Inc.	12,078	136,119
DHT Holdings, Inc.(a)	10,378	21,171
Double Eagle Petroleum Co.(a) *	1,550	9,873

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Endeavour International Corp.*	7,372	$58,829
Energy Partners Ltd.*	8,363	92,578
Evolution Petroleum Corp.*	6,400	45,184
FieldPoint Petroleum Corp.	1,200	2,580
FX Energy, Inc.*	8,650	35,724
GeoPetro Resources Co.*	1,400	434
Georesources, Inc.(a) *	5,555	98,823
GMX Resources, Inc.(a) *	11,876	26,958
Goodrich Petroleum Corp.*	2,486	29,384
Green Plains Renewable Energy, Inc.*	7,838	73,129
Gulfport Energy Corp.*	10,938	264,481
Harvest Natural Resources, Inc.(a) *	7,400	63,418
HKN, Inc.*	4,194	9,436
HollyFrontier Corp.	22,162	581,088
Houston American Energy Corp.	6,452	88,779
James River Coal Co.(a) *	6,800	43,316
Overseas Shipholding Group, Inc.(a)	5,212	71,613
Panhandle Oil and Gas, Inc.(a)	900	25,533
Patriot Coal Corp.(a) *	19,200	162,432
Penn Virginia Corp.(a)	9,100	50,687
Petroleum Development Corp.(a) *	4,900	95,011
Petroquest Energy, Inc.(a) *	12,273	67,501
PostRock Energy Corp.(a) *	1,342	4,214
Rex Energy Corp.(a) *	8,838	111,801
Rex Stores Corp.(a) *	1,575	26,586
Rosetta Resources, Inc.*	11,281	386,036
Royale Energy, Inc.(a) *	1,600	3,360
SemGroup Corp.(a) *	8,201	163,692
Ship Finance International Ltd.(a)	16,513	214,669
Stone Energy Corp.*	10,059	163,056
Swift Energy Co.*	9,200	223,928
Teekay Corp.	5,415	122,433
Toreador Resources Corp.(a) *	3,166	9,720
Uranium Energy Corp.(a) *	9,000	24,660
USEC, Inc.(a) *	24,000	38,640
Vaalco Energy, Inc.*	13,164	63,977
Venoco, Inc.*	9,035	79,598
Voyager Oil & Gas, Inc.(a) *	2,059	4,324
W&T Offshore, Inc.(a)	15,533	213,734
Warren Resources, Inc.(a) *	14,000	33,600
Western Refining, Inc.(a) *	19,043	237,276
Westmoreland Coal Co.(a) *	2,000	15,520
Zion Oil & Gas, Inc.(a) *	3,651	7,156
		6,719,657
Paper & Forest Products — 0.6%
Buckeye Technologies, Inc.	8,700	209,757
Clearwater Paper Corp.(a) *	4,412	149,920
Deltic Timber Corp.(a)	2,800	167,104
Glatfelter(a)	10,600	140,026
KapStone Paper and Packaging Corp.*	9,528	132,344
Louisiana-Pacific Corp.(a) *	28,684	146,288
Mercer International, Inc.*	9,357	63,628
Neenah Paper, Inc.	3,300	46,794
Schweitzer-Mauduit International, Inc.	3,100	173,197
Verso Paper Corp.(a) *	5,490	9,168
Wausau Paper Corp.(a)	11,200	71,568
		1,309,794
Personal Products — 0.8%
CCA Industries, Inc.(a)	556	2,852
Elizabeth Arden, Inc.*	10,900	309,996
Inter Parfums, Inc.(a)	6,250	96,563
Mannatech, Inc.*	7,700	4,158
Medifast, Inc.(a) *	3,300	53,295
Natural Alternatives International, Inc.(a) *	1,000	4,010
Natures Sunshine Products, Inc.*	2,700	38,016
Nu Skin Enterprises, Inc., Class A(a)	16,043	650,063
Nutraceutical International Corp.(a) *	2,300	29,394
Parlux Fragrances, Inc.(a) *	5,787	18,576
Physicians Formula Holdings, Inc.*	1,300	3,575
Prestige Brands Holdings, Inc.*	11,200	101,360
Reliv International, Inc.(a)	3,500	5,565
Revlon, Inc., Class A(a) *	9,354	115,241
Schiff Nutrition International, Inc.(a) *	4,641	51,422
USANA Health Sciences, Inc.(a) *	3,400	93,500
		1,577,586
Pharmaceuticals — 1.7%
Adolor Corp.*	7,985	13,734
Akorn, Inc.(a) *	20,100	156,981
Alexza Pharmaceuticals, Inc.*	8,251	9,076
AVANIR Pharmaceuticals, Inc., Class A(a)*	16,125	46,117
Columbia Laboratories, Inc.(a) *	10,900	21,255
Corcept Therapeutics, Inc.(a) *	4,500	13,950
Cumberland Pharmaceuticals, Inc.(a) *	3,678	20,597
Depomed, Inc.*	11,500	62,100
Durect Corp.(a) *	16,600	26,726
Emisphere Technologies, Inc.(a),*	6,080	11,856
Hi-Tech Pharmacal Co., Inc.*	2,678	89,981
Impax Laboratories, Inc.*	14,300	256,113
ISTA Pharmaceuticals, Inc.(a) *	10,679	36,843
Jazz Pharmaceuticals, Inc.*	8,898	369,445
KV Pharmaceutical Co., Class A(a) *	7,700	10,395
Lannett Co., Inc.(a) *	4,650	17,810
Medicis Pharmaceutical Corp., Class A(a)	12,800	466,944
MiddleBrook Pharmaceuticals, Inc.(b)	13,473	—
Obagi Medical Products, Inc.(a) *	3,200	29,024
Pain Therapeutics, Inc.(a) *	19,800	94,248
Par Pharmaceutical Cos., Inc.*	7,800	207,636
Pozen, Inc.*	6,700	16,147
ProPhase Labs, Inc.*	3,100	2,387
Questcor Pharmaceuticals, Inc.*	14,600	397,996
Repros Therapeutics, Inc.(a) *	700	2,611
Salix Pharmaceuticals Ltd.(a) *	11,215	331,964
Santarus, Inc.(a) *	16,900	47,151
Somaxon Pharmaceuticals, Inc.*	2,900	2,598
Sucampo Pharmaceuticals, Inc., Class A(a)*	3,198	11,929
The Medicines Co.*	11,700	174,096
Transcept Pharmaceuticals, Inc.(a) *	4,028	26,665
Viropharma, Inc.(a) *	25,800	466,206
XenoPort, Inc.(a) *	5,338	31,494
		3,472,075
Professional Services — 1.9%
Acacia Research - Acacia Technologies*	29,010	1,044,070
Barrett Business Services, Inc.(a)	2,100	29,274
CBIZ, Inc.(a) *	15,700	103,463
CDI Corp.(a)	3,800	40,584
Competitive Technologies, Inc.	1,800	2,484
CoStar Group, Inc.(a) *	2,099	109,085
CRA International, Inc.*	2,200	44,022
Dolan Media Co.(a) *	6,400	57,536
Exponent, Inc.*	2,610	107,871
Franklin Covey Co.(a) *	4,000	30,400
FTI Consulting, Inc.(a) *	9,847	362,468
GP Strategies Corp.*	3,599	35,954

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Heidrick & Struggles International, Inc.	3,700	$60,865
Hill International, Inc.*	9,200	43,056
Hudson Highland Group, Inc.(a) *	7,871	26,919
Huron Consulting Group, Inc.*	4,651	144,786
ICF International, Inc.*	3,955	74,393
Insperity, Inc.	5,700	126,825
Kelly Services, Inc., Class A	6,800	77,520
Kforce, Inc.(a) *	10,079	98,875
Korn/Ferry International*	11,693	142,538
Mistras Group, Inc.*	6,091	106,958
National Technical Systems, Inc.*	1,400	6,734
Navigant Consulting, Inc.*	13,900	128,853
Odyssey Marine Exploration, Inc.(a) *	10,650	26,199
On Assignment, Inc.*	12,485	88,269
Pendrell Corp.*	9,861	22,187
RCM Technologies, Inc.*	2,995	13,448
Resources Connection, Inc.	11,115	108,705
School Specialty, Inc.(a) *	4,200	29,946
SmartPros Ltd.(a)	1,000	2,260
The Advisory Board Co.*	3,600	232,308
The Corporate Executive Board Co.	6,893	205,411
TrueBlue, Inc.*	11,123	126,024
Volt Information Sciences, Inc.*	4,949	33,158
VSE Corp.(a)	850	21,998
		3,915,446
Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA*	5,967	211,172
Avatar Holdings, Inc.(a) *	2,054	16,802
Consolidated-Tomoka Land Co.(a)	1,100	28,886
Forestar Group, Inc.*	8,034	87,651
Kennedy-Wilson Holdings, Inc.(a)	1,172	12,423
Maui Land & Pineapple Co., Inc.*	1,800	7,884
Tejon Ranch Co.*	8,031	191,700
The St. Joe Co.(a) *	14,313	214,552
Thomas Properties Group, Inc.(a) *	8,716	19,872
ZipRealty, Inc.*	4,510	6,540
		797,482
Road & Rail — 1.6%
AMERCO, Inc.(a) *	4,600	287,270
Arkansas Best Corp.(a)	5,700	92,055
Avis Budget Group, Inc.(a) *	21,901	211,783
Celadon Group, Inc.	5,010	44,489
Con-way, Inc.	12,669	280,365
Covenant Transportation Group, Inc., Class A(a) *	1,500	5,475
Dollar Thrifty Automotive Group, Inc.*	4,400	247,720
Frozen Food Express Industries*	5,100	10,149
Genesee & Wyoming, Inc., Class A*	7,142	332,246
Heartland Express, Inc.(a)	23,624	320,341
Knight Transportation, Inc.(a)	20,700	275,517
Marten Transport Ltd.	4,300	74,132
Old Dominion Freight Line, Inc.*	12,528	362,936
P.A.M. Transportation Services, Inc.*	3,196	31,832
Quality Distribution, Inc.*	6,100	54,717
RailAmerica, Inc.(a) *	11,142	145,180
Roadrunner Transportation Systems, Inc.(a)*	3,984	54,661
Saia, Inc.(a) *	3,200	33,664
Trailer Bridge, Inc.(a),*	1,400	700
Universal Truckload Services, Inc.(a)	3,300	42,900
USA Truck, Inc.(a) *	1,900	14,744
Werner Enterprises, Inc.	17,675	368,170
		3,291,046
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Analogic Technologies, Inc.*	9,300	40,269
Advanced Energy Industries, Inc.*	9,400	81,028
Aehr Test Systems*	900	810
Aetrium, Inc.*	2,200	3,058
Alpha & Omega Semiconductor Ltd.(a) *	3,174	26,059
Amkor Technology, Inc.(a) *	43,398	189,215
Amtech Systems, Inc.(a) *	2,200	17,600
Anadigics, Inc.(a) *	14,200	30,672
Applied Micro Circuits Corp.*	14,675	78,805
ATMI, Inc.(a) *	7,200	113,904
AuthenTec, Inc.(a) *	5,954	19,410
Axcelis Technologies, Inc.(a) *	20,139	24,167
AXT, Inc.(a) *	12,200	61,488
Brooks Automation, Inc.	14,274	116,333
BTU International, Inc.*	2,100	9,324
Cabot Microelectronics Corp.(a) *	5,200	178,828
Cascade Microtech, Inc.*	3,500	12,705
Cavium, Inc.(a) *	10,743	290,168
Ceva, Inc.(a) *	4,175	101,494
Cirrus Logic, Inc.(a) *	14,700	216,678
Cohu, Inc.	5,200	51,376
CSR PLC ADR*	2,173	28,988
Cyberoptics Corp.*	1,700	13,430
Cymer, Inc.*	8,635	321,049
Diodes, Inc.(a) *	9,250	165,760
DSP Group, Inc.(a) *	6,800	40,120
Energy Conversion Devices, Inc.(a) *	10,450	5,539
Entegris, Inc.*	32,288	205,997
Entropic Communications, Inc.(a) *	13,401	55,346
Exar Corp.*	11,669	66,630
Fairchild Semiconductor International, Inc.*	26,822	289,678
Formfactor, Inc.(a) *	10,700	66,661
FSI International, Inc.(a) *	8,500	16,065
GigOptix, Inc.*	2,680	4,422
GSI Technology, Inc.(a) *	6,498	31,970
GT Advanced Technologies, Inc.(a) *	33,248	233,401
Hittite Microwave Corp.(a) *	6,700	326,290
Ikanos Communications, Inc.*	9,200	7,912
Integrated Device Technology, Inc.*	33,300	171,495
Integrated Silicon Solution, Inc.(a) *	5,884	45,954
International Rectifier Corp.*	14,106	262,654
Intersil Corp., Class A	28,002	288,141
IXYS Corp.(a) *	7,000	76,160
Kopin Corp.(a) *	16,230	55,669
Kulicke & Soffa Industries, Inc.(a) *	14,899	111,147
Lattice Semiconductor Corp.*	32,718	171,770
LTX-Credence Corp.*	9,555	50,546
Mattson Technology, Inc.(a) *	14,200	16,614
MEMSIC, Inc.(a) *	1,209	2,986
Micrel, Inc.	15,500	146,785
Microsemi Corp.*	18,291	292,290
Mindspeed Technologies, Inc.(a) *	6,180	32,136
MIPS Technologies, Inc., Class A(a) *	16,600	80,344
MKS Instruments, Inc.	11,075	240,438
Monolithic Power Systems, Inc.*	7,600	77,368
MoSys, Inc.(a) *	6,400	23,424
Nanometrics, Inc.(a) *	4,500	65,250
Netlogic Microsystems, Inc.(a) *	293	14,096
Omnivision Technologies, Inc.(a) *	11,500	161,460
PDF Solutions, Inc.*	8,956	36,540
Pericom Semiconductor Corp.*	5,500	40,755

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Photronics, Inc.(a) *	11,917	$59,347
Pixelworks, Inc.*	1,533	3,265
PLX Technology, Inc.(a) *	6,900	20,769
PMC - Sierra, Inc.*	49,083	293,516
Power Integrations, Inc.(a)	6,500	198,965
QuickLogic Corp.(a) *	10,100	23,634
Ramtron International Corp.*	10,700	21,079
RF Micro Devices, Inc.(a) *	58,119	368,474
Rubicon Technology, Inc.*	4,400	48,092
Rudolph Technologies, Inc.(a) *	6,058	40,528
Semtech Corp.*	13,910	293,501
Sigma Designs, Inc.(a) *	6,309	49,463
Silicon Image, Inc.*	16,700	98,029
Silicon Laboratories, Inc.(a) *	8,380	280,814
Spansion, Inc., Class A(a) *	12,218	149,304
Spire Corp.*	1,100	1,650
Standard Microsystems Corp.*	5,000	97,000
SunPower Corp., Class A(a) *	747	6,043
SunPower Corp., Class B*	2,783	20,455
Supertex, Inc.(a) *	2,900	50,170
Tessera Technologies, Inc.*	11,500	137,310
Trident Microsystems, Inc.*	14,033	7,297
TriQuint Semiconductor, Inc.*	32,800	164,656
Ultra Clean Holdings(a) *	4,750	20,378
Ultratech, Inc.*	5,300	90,895
Veeco Instruments, Inc.*	8,400	204,960
Volterra Semiconductor Corp.(a) *	5,300	101,919
		8,858,184
Software — 3.9%
Accelrys, Inc.*	13,277	80,459
ACI Worldwide, Inc.*	7,900	217,566
Actuate Corp.*	14,300	78,936
Advent Software, Inc.(a) *	12,200	254,370
American Software, Inc., Class A	5,100	36,975
AsiaInfo-Linkage, Inc.(a) *	15,273	112,715
Aspen Technology, Inc.*	18,537	283,060
Blackbaud, Inc.(a)	12,954	288,486
Blackboard, Inc.(a) *	5,591	249,694
Bottomline Technologies, Inc.*	6,800	136,952
Bsquare Corp.*	2,300	10,235
Callidus Software, Inc.*	6,600	30,426
Commvault Systems, Inc.*	8,734	323,682
Compuware Corp.*	40,753	312,168
Convio, Inc.(a) *	2,946	24,776
Deltek, Inc.(a) *	10,652	64,019
DemandTec, Inc.(a) *	1,715	11,216
Digimarc Corp.*	1,256	31,877
Ebix, Inc.(a) *	7,624	112,073
EPIQ Systems, Inc.(a)	8,450	105,878
ePlus, Inc.(a) *	1,200	29,604
Fair Isaac Corp.(a)	10,900	237,947
FalconStor Software, Inc.(a) *	11,650	34,018
Gerber Scientific(a)	5,000	—
Glu Mobile, Inc.*	3,800	8,018
GSE Systems, Inc.(a) *	2,896	5,097
Guidance Software, Inc.(a) *	4,733	30,717
Interactive Intelligence Group*	3,800	103,170
JDA Software Group, Inc.*	9,553	223,922
Kenexa Corp.*	5,100	79,764
Magma Design Automation, Inc.*	7,911	35,995
Manhattan Associates, Inc.*	5,462	180,683
Mentor Graphics Corp.*	24,100	231,842
MicroStrategy, Inc., Class A(a) *	2,101	239,661
Monotype Imaging Holdings, Inc.*	7,120	86,366
NetScout Systems, Inc.*	9,285	106,035
NetSuite, Inc.*	6,854	185,127
Opnet Technologies, Inc.	8,654	302,111
Pervasive Software, Inc.(a) *	5,000	30,000
Progress Software Corp.*	13,950	244,822
PROS Holdings, Inc.(a) *	6,073	78,281
QAD, Inc., Class A(a) *	4,879	52,157
QAD, Inc., Class B(a) *	1,219	12,373
Quest Software, Inc.*	4,973	78,971
Renaissance Learning, Inc.(a)	6,522	109,439
Rosetta Stone, Inc.*	4,230	38,704
S1 Corp.(a) *	18,494	169,590
Scientific Learning Corp.(a) *	6,000	18,900
Seachange International, Inc.*	7,100	54,670
Smith Micro Software, Inc.(a) *	6,500	9,880
Solarwinds, Inc.(a) *	15,895	350,008
Sourcefire, Inc.(a) *	5,802	155,262
SRS Labs, Inc.*	3,700	26,492
SS&C Technologies Holdings, Inc.(a) *	14,293	204,247
Synchronoss Technologies, Inc.(a) *	3,731	92,939
Take-Two Interactive Software, Inc.(a) *	17,890	227,561
Taleo Corp., Class A(a) *	5,268	135,493
TeleCommunication Systems, Inc., Class A*	10,596	36,556
TeleNav, Inc.*	8,331	73,896
THQ, Inc.(a) *	14,250	24,652
TiVo, Inc.*	24,136	225,430
Tyler Technologies, Inc.(a) *	8,205	207,422
Ultimate Software Group, Inc.(a) *	3,395	158,614
Verint Systems, Inc.*	7,658	201,329
VirnetX Holding Corp.(a) *	10,901	163,406
Websense, Inc.(a) *	8,084	139,853
		8,206,587
Specialty Retail — 4.4%
A.C. Moore Arts & Crafts, Inc.(a) *	5,100	5,406
Aaron's, Inc.	17,233	435,133
America's Car-Mart, Inc.(a) *	2,516	73,014
Ann, Inc.(a) *	12,800	292,352
Asbury Automotive Group, Inc.*	7,200	118,728
Ascena Retail Group, Inc.*	1,276	34,541
Barnes & Noble, Inc.(a)	12,568	148,679
Bebe Stores, Inc.(a)	22,995	154,526
Big 5 Sporting Goods Corp.(a)	3,989	24,253
Books-A-Million, Inc.(a)	3,928	9,113
Boyds Collection Ltd.(a) (b)	10,600	—
Brown Shoe Co., Inc.(a)	9,550	67,996
Build-A-Bear Workshop, Inc.(a) *	3,900	19,890
Cabela's, Inc.(a) *	16,000	327,840
Cache, Inc.*	3,300	16,467
Casual Male Retail Group, Inc.(a) *	8,925	33,558
Charming Shoppes, Inc.(a) *	23,380	60,788
Childrens Place Retail Stores, Inc.(a) *	6,000	279,180
Christopher & Banks Corp.	7,937	28,018
Citi Trends, Inc.(a) *	3,000	35,310
Coldwater Creek, Inc.(a) *	20,488	25,610
Collective Brands, Inc.(a) *	13,100	169,776
Conn's, Inc.(a) *	7,199	51,689
Cost Plus, Inc.(a) *	4,685	29,516
Destination Maternity Corp.(a)	2,800	36,036
DSW, Inc., Class A	7,973	368,193
Express, Inc.	19,660	398,901
Footstar, Inc.	1,300	975
Friedmans, Inc., Class A(b)	1,600	—

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Genesco, Inc.(a) *	4,900	$252,497
Golfsmith International Holdings, Inc.(a) *	1,600	5,360
Group 1 Automotive, Inc.(a)	4,900	174,195
Haverty Furniture Cos., Inc.(a)	3,600	35,964
hhgregg, Inc.(a) *	7,925	77,269
Hibbett Sports, Inc.(a) *	6,450	218,591
Hot Topic, Inc.(a)	9,875	75,346
Jos. A. Bank Clothiers, Inc.(a) *	5,212	243,036
Kirkland's, Inc.(a) *	5,977	54,809
Lithia Motors, Inc., Class A	4,731	68,032
Lumber Liquidators Holdings, Inc.(a) *	195	2,945
MarineMax, Inc.(a) *	4,100	26,527
Men's Wearhouse, Inc.(a)	11,097	289,410
Midas, Inc.*	3,000	24,600
Monro Muffler Brake, Inc.(a)	6,750	222,547
New York & Co., Inc.(a) *	11,900	37,961
Office Depot, Inc.(a) *	60,988	125,635
OfficeMax, Inc.(a) *	17,831	86,480
Pacific Sunwear Of California(a) *	14,775	17,730
Penske Auto Group, Inc.(a)	20,300	324,800
PEP Boys-Manny Moe & Jack(a)	11,700	115,479
Pier 1 Imports, Inc.(a) *	34,700	339,366
RadioShack Corp.	20,906	242,928
Rent-A-Center, Inc.	13,202	362,395
Rue21, Inc.*	4,880	110,727
Sally Beauty Holdings, Inc.*	8,941	148,421
Select Comfort Corp.(a) *	12,269	171,398
Shoe Carnival, Inc.*	2,240	52,864
Sonic Automotive, Inc., Class A(a)	8,327	89,848
Sport Chalet, Inc.(a) *	800	1,496
Stage Stores, Inc.	8,600	119,282
Stein Mart, Inc.(a)	11,157	69,731
Systemax, Inc.(a) *	7,400	94,128
Talbots, Inc.(a) *	10,590	28,593
Tandy Leather Factory, Inc.*	2,200	10,120
The Buckle, Inc.(a)	9,375	360,562
The Cato Corp., Class A(a)	7,100	160,176
The Finish Line Inc., Class A(a)	12,124	242,359
Tractor Supply Co.	349	21,830
Trans World Entertainment(a) *	5,400	10,260
Ulta Salon Cosmetics & Fragrance, Inc.*	6,477	403,064
Vitamin Shoppe, Inc.(a) *	5,589	209,252
West Marine, Inc.(a) *	4,005	30,839
Wet Seal, Inc.(a) *	20,875	93,520
Zale Corp.(a) *	7,200	20,520
Zumiez, Inc.(a) *	6,000	105,060
		9,223,440
Textiles, Apparel & Luxury Goods — 1.6%
American Apparel, Inc.(a) *	9,500	7,505
Carter's, Inc.(a) *	14,200	433,668
Cherokee, Inc.(a)	1,700	21,845
Columbia Sportswear Co.(a)	8,700	403,680
CROCS, Inc.*	19,200	454,464
Culp, Inc.*	2,400	20,280
Delta Apparel, Inc.(a) *	1,100	17,325
Frederick's of Hollywood Group, Inc.*	1,100	605
G-III Apparel Group Ltd.(a) *	3,500	80,010
Heelys, Inc.*	2,200	4,444
Iconix Brand Group, Inc.(a) *	16,781	265,140
K-Swiss, Inc., Class A(a) *	5,700	24,225
Kenneth Cole Productions, Inc., Class A*	2,300	24,679
LaCrosse Footwear, Inc.	582	7,549
Lakeland Industries, Inc.*	440	3,432
Maidenform Brands, Inc.*	5,100	119,391
Movado Group, Inc.	4,000	48,720
Oxford Industries, Inc.(a)	4,374	150,028
Perry Ellis International, Inc.*	3,000	56,400
Quiksilver, Inc.*	32,625	99,506
R.G. Barry Corp.(a)	1,900	20,140
Rocky Brands, Inc.*	1,000	9,930
Skechers U.S.A., Inc., Class A(a) *	6,800	95,404
Steven Madden Ltd.*	11,025	331,852
Tandy Brands Accessories, Inc.*	1,300	1,508
The Jones Group, Inc.	18,800	173,148
True Religion Apparel, Inc.*	5,400	145,584
Unifi, Inc.*	4,533	37,035
Wolverine World Wide, Inc.	11,000	365,750
		3,423,247
Thrifts & Mortgage Finance — 1.7%
Abington Bancorp, Inc.(a)	5,000	36,000
Astoria Financial Corp.(a)	21,700	166,873
Atlantic Coast Financial Corp.(a) *	488	981
Bank Mutual Corp.(a)	8,663	22,610
BankFinancial Corp.(a)	4,900	32,536
Beneficial Mutual Bancorp, Inc.(a) *	16,344	121,763
Berkshire Hills Bancorp, Inc.(a)	4,443	82,054
BofI Holding, Inc.(a) *	1,700	22,882
Brookline Bancorp, Inc.(a)	19,118	147,400
Capitol Federal Financial, Inc.	36,121	381,438
CFS Bancorp, Inc.	1,800	7,812
Charter Financial Corp.(a)	2,028	19,023
Citizens Community Bancorp, Inc.*	400	2,000
Citizens First Bancorp, Inc.*	1,800	32
Citizens South Banking Corp.	1,260	5,216
Clifton Savings Bancorp, Inc.(a)	3,000	27,480
Dime Community Bancshares	10,050	101,807
Doral Financial Corp.(a) *	6,300	6,867
ESSA Bancorp, Inc.(a)	1,900	19,969
Federal Agricultural Mortgage Corp., Class C	1,400	26,642
First Defiance Financial Corp.(a) *	1,000	13,400
First Federal Bancshares of Arkansas, Inc.(a) *	397	2,203
First Federal of Northern Michigan Bancorp, Inc.*	300	1,032
First Financial Holdings, Inc.(a)	2,800	11,228
First Financial Northwest, Inc.*	2,239	12,583
First Pactrust Bancorp, Inc.(a)	1,673	18,955
First Place Financial Corp.(a) *	2,900	2,610
Flushing Financial Corp.	6,740	72,792
Fox Chase Bancorp, Inc.(a)	3,230	40,956
HF Financial Corp.	110	944
Home Federal Bancorp, Inc.(a)	4,062	31,765
HopFed Bancorp, Inc.(a)	415	2,379
Kaiser Federal Financial Group, Inc.	2,068	24,402
Kearny Financial Corp.(a)	17,221	152,234
Meridian Interstate Bancorp, Inc.(a) *	3,210	35,021
MGIC Investment Corp.(a) *	44,075	82,420
New England Bancshares, Inc.	1,000	9,320
New Hampshire Thrift Bancshares, Inc.(a)	200	2,422
Northeast Community Bancorp, Inc.(a)	2,200	13,530
Northwest Bancshares, Inc.(a)	27,000	321,570
OceanFirst Financial Corp.(a)	3,447	40,227
Ocwen Financial Corp.(a) *	21,391	282,575
Oritani Financial Corp.(a)	11,552	148,559
Provident Financial Holdings, Inc.	1,000	8,740
Provident Financial Services, Inc.(a)	14,515	156,036
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Provident New York Bancorp(a)	10,000	$58,200
Pulaski Financial Corp.	2,040	13,444
Radian Group, Inc.(a)	27,036	59,209
Rainier Pacific Financial Group, Inc.	700	7
Riverview Bancorp, Inc.(a) *	2,760	6,817
Rockville Financial, Inc.(a)	7,084	67,156
Roma Financial Corp.	4,854	39,560
SI Financial Group, Inc.	2,065	19,452
Territorial Bancorp, Inc.(a)	2,302	44,083
The PMI Group, Inc.(a) *	34,705	6,941
Timberland Bancorp, Inc.*	2,600	10,504
Tree.com, Inc.(a) *	900	4,500
Trustco Bank Corp.	17,234	76,864
United Financial Bancorp, Inc.	3,955	54,144
ViewPoint Financial Group(a)	8,008	91,692
Washington Federal, Inc.	23,270	296,460
Waterstone Financial, Inc.(a) *	6,900	19,182
Westfield Financial, Inc.(a)	5,000	32,950
WSFS Financial Corp.	201	6,346
		3,626,799
Tobacco — 0.3%
Alliance One International, Inc.(a) *	20,000	48,800
Star Scientific, Inc.(a) *	38,750	89,512
Universal Corp.(a)	5,600	200,816
Vector Group Ltd.(a)	17,542	301,378
		640,506
Trading Companies & Distributors — 1.2%
Aceto Corp.(a)	7,018	37,125
Aircastle Ltd.(a)	15,000	142,800
Applied Industrial Technologies, Inc.	8,925	242,403
Beacon Roofing Supply, Inc.(a) *	10,600	169,494
BlueLinx Holdings, Inc.*	14,231	20,635
CAI International, Inc.(a) *	3,585	42,016
DXP Enterprises, Inc.*	2,600	48,958
Empire Resources, Inc.	2,300	6,325
GATX Corp.(a)	10,233	317,121
H&E Equipment Services, Inc.*	8,700	71,775
Houston Wire & Cable Co.(a)	5,746	66,022
Interline Brands, Inc.*	6,600	84,942
Kaman Corp., Class A(a)	5,300	147,605
KSW, Inc.	1,050	3,339
Lawson Products, Inc.(a)	1,575	21,294
RSC Holdings, Inc.*	9,027	64,362
Rush Enterprises, Inc., Class A*	6,000	84,960
TAL International Group, Inc.(a)	7,400	184,556
Textainer Group Holdings Ltd.(a)	10,100	204,828
Titan Machinery, Inc.*	3,710	66,409
United Rentals, Inc.(a) *	7,332	123,471
Watsco, Inc.(a)	5,300	270,830
Willis Lease Finance Corp.*	900	10,215
		2,431,485
Water Utilities — 0.3%
American States Water Co.(a)	3,550	120,451
Artesian Resources Corp., Class A	1,300	22,763
Cadiz, Inc.(a) *	2,500	19,775
California Water Service Group(a)	8,600	152,306
Connecticut Water Service, Inc.(a)	1,900	47,538
Consolidated Water Co., Ltd.(a)	2,195	17,297
Middlesex Water Co.(a)	2,337	39,892
SJW Corp.(a)	4,400	95,788
York Water Co.(a)	1,271	20,565
		536,375
Wireless Telecommunication Services — 0.2%
FiberTower Corp.(a) *	7,691	7,291
Leap Wireless International, Inc.(a) *	17,252	119,039
NTELOS Holdings Corp.	8,971	159,056
Shenandoah Telecommunications Co.(a)	4,460	49,684
USA Mobility, Inc.	4,000	52,800
		387,870
TOTAL COMMON STOCKS
(Identified Cost $236,451,072)		207,749,825

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Celgene Corp., expires 12/31/30*	4,900	7,693
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17(b) *	335	—
U.S. Concrete, Inc., expires 8/31/17(b) *	335	—
		—
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	38
Oil, Gas & Consumable Fuels — 0.0%
Zion Oil & Gas, Inc., expires 7/26/12(a) *	1,460	365
Pharmaceuticals — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 6/30/11(b) (c) *	13,728	—
Specialty Retail — 0.0%
Ligand Pharmaceuticals, expires 12/31/11(b)*	1,800	—

TOTAL RIGHTS & WARRANTS
(Identified Cost $111,631)		8,096

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES — 0.0%
Capital Markets — 0.0%
GAMCO Investors, Inc.	30	20

TOTAL BONDS AND NOTES
(Identified Cost $30)		20

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	698,033	698,033
		698,033

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $698,034)		698,034

COLLATERAL FOR SECURITIES ON LOAN — 42.2%
Short-Term — 42.2%
State Street Navigator Securities
Lending Prime Portfolio	87,887,211	87,887,211

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $87,887,211)		87,887,211

Total Investments — 142.3%
(Identified Cost $325,147,978)#		296,343,186
Liabilities, Less Cash and Other Assets — (42.3%)		(88,156,269)

Net Assets — 100.0%		$208,186,917
____________________

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of September 30, 2011, the market value of the securities on loan was $83,197,381.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#	At September 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $325,147,978. Net unrealized depreciation aggregated $28,804,792 of which $40,354,054 related to appreciated investment securities and $69,158,846 related to depreciated investment securities.

Key to abbreviations:
ADR – American Depository Receipt

See notes to schedule of investments.

SA U.S. Small Company Fund

September 30, 2011
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	18.6%
Industrials	16.9%
Consumer Discretionary	16.3%
Financials	15.4%
Health Care	13.3%
Consumer Staples	5.2%
Energy	5.0%
Materials	4.9%
Utilities	3.3%
Telecommunication Services	1.1%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.9%
Australia — 5.0%
Alumina Ltd.	159,732	$228,768
Amcor Ltd.	142,318	954,407
Asciano Group(a)	411,050	576,771
Bank of Queensland Ltd.(a)	69,422	483,022
Bendigo and Adelaide Bank Ltd.	77,038	632,927
BlueScope Steel Ltd.(a)	316,392	223,506
Boral Ltd.(a)	149,703	507,037
Caltex Australia Ltd.	54,126	567,251
Crown Ltd.(a)	80,586	621,525
CSR Ltd.(a)	75,779	170,862
Downer EDI Ltd.*	14,976	41,593
Echo Entertainment Group Ltd.*	116,617	411,903
Fairfax Media Ltd.(a)	358,477	286,191
Goodman Fielder Ltd.(a)	254,361	118,150
Harvey Norman Holdings Ltd.(a)	35,795	74,820
Incitec Pivot Ltd.	240,274	760,318
Insurance Australia Group Ltd.	46,828	136,853
Lend Lease Corp. Ltd.	35,726	243,387
Macquarie Group Ltd.	32,171	711,986
National Australia Bank Ltd.(a)	17,360	375,800
OneSteel Ltd.	182,928	219,504
Origin Energy Ltd.	167,572	2,172,936
OZ Minerals Ltd.	14,864	135,496
Primary Health Care Ltd.(a)	48,970	142,639
Qantas Airways Ltd.*	197,873	269,989
Santos Ltd.	95,537	1,051,170
Sims Metal Management Ltd.(a)	38,739	464,848
Sonic Healthcare Ltd.(a)	9,396	103,655
Suncorp Group Ltd.	216,476	1,671,681
TABCORP Holdings Ltd.	117,035	292,197
Tatts Group Ltd.	116,552	251,516
Toll Holdings Ltd.(a)	34,946	149,134
Washington H Soul Pattinson & Co., Ltd.	9,333	115,604
Wesfarmers Ltd.	201,167	6,149,604
		21,317,050
Austria — 0.2%
Erste Group Bank AG	20,746	538,101
OMV AG	704	21,240
Raiffeisen Bank International AG(a)	5,179	153,724
		713,065
Belgium — 1.1%
Delhaize Group	14,718	865,836
Dexia SA*	8,356	16,199
Fortis	349,625	615,491
KBC Groep NV	16,399	384,485
Solvay SA	13,524	1,286,433
UCB SA	31,369	1,348,214
		4,516,658
Canada — 13.0%
Astral Media, Inc.	10,600	329,461
Canadian Natural Resources, Ltd.	59,853	1,757,493
Canadian Pacific Railway Ltd.(a)	17,375	837,661
Canadian Tire Corp., Ltd.	18,300	995,419
Canadian Utilities Ltd., Class A	6,069	359,715
Empire Co., Ltd., Class A	7,800	427,999
EnCana Corp.(a)	153,451	2,953,628
Enerplus Corp.(a)	31,795	784,938
Ensign Energy Services, Inc.(a)	16,271	213,500
Fairfax Financial Holdings Ltd.	2,700	1,035,245
George Weston Ltd.	7,700	508,704
Goldcorp, Inc.	69,511	3,188,657
Groupe Aeroplan, Inc.	22,400	255,017
HudBay Minerals, Inc.(a)	800	7,459
Husky Energy, Inc.	50,950	1,103,212
Industrial Alliance Insurance & Financial Services, Inc.(a)	18,285	540,227
Inmet Mining Corp.	9,029	382,563
Kinross Gold Corp.	203,700	3,026,633
Loblaw Companies Ltd.(a)	14,200	534,448
Lundin Mining Corp.*	58,141	202,514
Magna International, Inc., Class A	50,224	1,660,713
Manitoba Telecom Services, Inc.	2,300	71,157
Manulife Financial Corp.(a)	320,899	3,656,393
New Gold, Inc.*	21,843	225,538
Nexen, Inc.(a)	90,402	1,406,196
Pengrowth Energy Corp.(a)	39,700	358,774
Penn West Petroleum Ltd.(a)	57,970	860,228
PetroBakken Energy Ltd.(a)	7,000	45,090
Precision Drilling Corp.*	40,259	335,396
Progress Energy Resources Corp.(a)	1,293	15,905
Progressive Waste Solutions, Ltd.(a)	4,734	97,445
Quadra FNX Mining Ltd.*	28,500	247,767
Sears Canada, Inc.*	1,157	15,612
Sun Life Financial, Inc.	137,937	3,294,745
Suncor Energy, Inc.(a)	247,864	6,329,650
Talisman Energy, Inc.	52,300	642,832
Teck Resources Ltd.	104,620	3,086,984
TELUS Corp.	3,000	147,008
TELUS Corp.(a)	17,542	817,756
Thomson Reuters Corp.	106,534	2,887,265
TransAlta Corp.(a)	32,569	708,941
TransCanada Corp.(a)	138,613	5,627,061
Uranium One, Inc.(a)	16,700	32,989
Viterra, Inc.	55,057	541,691
Yamana Gold, Inc.(a)	166,200	2,280,710
		54,838,339
Denmark — 1.2%
A P Moller - Maersk A/S, Class A	4	22,627
A P Moller - Maersk A/S, Class B	273	1,618,011
Carlsberg A/S	20,734	1,234,831
Danske Bank A/S*	117,152	1,656,742
Jyske Bank A/S*	9,528	284,238
Rockwool International A/S	570	50,592
TDC A/S	12,683	103,963
Vestas Wind Systems A/S(a),*	6,330	103,478
		5,074,482
Finland — 0.8%
Kesko Oyj(a)	11,009	341,299
Neste Oil Oyj	18,872	165,229
Outokumpu Oyj(a)	1,652	10,978
Stora Enso Oyj, R Shares	166,360	985,579
UPM-Kymmene Oyj	153,593	1,754,242
		3,257,327
France — 8.9%
Air France-KLM(a),*	47,558	353,240
AXA SA	290,202	3,849,101
BNP Paribas SA	20,518	826,044
Bouygues SA(a)	5,819	194,393
Cap Gemini SA	19,799	665,928
Casino Guichard Perrachon SA	9,335	734,636
Cie de Saint-Gobain	70,133	2,712,645
Cie Generale de Geophysique-Veritas,
ADR(a),*	9,901	174,456
Ciments Francais SA	2,122	178,537
CNP Assurances	21,364	316,421

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Compagnie Generele des Etablissements
Michelin, Class B, ADR	16,480	$998,195
Credit Agricole SA	283,407	1,985,802
Credit Industriel et Commercial	509	73,649
France Telecom SA	44,793	738,140
GDF Suez	217,766	6,546,914
Groupe Eurotunnel SA	13,631	116,878
Lafarge SA	38,431	1,338,686
Lagardere SCA	41,545	1,030,543
Natixis	169,110	539,678
Peugeot SA	34,676	750,980
PPR	11,860	1,547,949
Renault SA	35,128	1,179,863
Rexel SA(a)	13,765	207,284
Sanofi	6,600	436,370
Sanofi-Aventis SA, ADR	43,199	1,416,927
SCOR	14,662	319,107
Societe Generale	85,569	2,292,821
Vivendi	288,783	5,933,065
		37,458,252
Germany — 7.9%
Allianz SE	58,451	5,549,026
Bayerische Motoren Werke AG	71,775	4,804,661
Celesio AG	6,399	84,865
Commerzbank AG*	115,035	292,670
Daimler AG	104,415	4,704,500
Deutsche Bank AG	14,156	499,172
Deutsche Bank AG(a)	41,677	1,442,441
Deutsche Lufthansa AG	50,963	666,117
Deutsche Post AG	9,793	126,282
Deutsche Telekom AG	475,474	5,625,490
E.On AG	134,225	2,941,086
Fraport AG Frankfurt Airport Services
Worldwide	878	52,281
Hannover Rueckversicherung AG	4,864	221,823
HeidelbergCement AG	12,297	451,495
Merck KGaA	8,461	697,141
Muenchener Rueckversicherungs AG	25,251	3,164,799
RWE AG	12,534	465,486
Salzgitter AG	3,794	184,284
Suedzucker AG	6,635	190,141
ThyssenKrupp AG	33,370	829,100
Volkswagen AG	4,022	502,152
		33,495,012
Greece — 0.1%
Alpha Bank AE*	47,207	84,117
Hellenic Petroleum SA	26,868	211,659
National Bank of Greece SA*	11,245	41,430
		337,206
Hong Kong — 1.3%
Great Eagle Holdings Ltd.	14,418	31,438
Henderson Land Development Co., Ltd.(a)	177,777	810,422
Hopewell Holdings Ltd.	77,000	221,980
Hutchison Whampoa Ltd.	362,000	2,717,069
New World Development Co., Ltd.	535,884	520,924
Orient Overseas International Ltd.	13,500	54,954
Sino Land Co., Ltd.(a)	58,000	78,054
The Hongkong & Shanghai Hotels Ltd.	68,495	94,289
Tsim Sha Tsui Properties	58,492	156,231
Wheelock & Co., Ltd.	233,000	695,643
		5,381,004
Ireland — 0.3%
CRH PLC(a)	481	7,595
CRH PLC	9,128	142,409
CRH PLC, ADR(a)	59,896	928,987
		1,078,991
Israel — 0.5%
Bank Hapoalim B.M.	120,208	429,973
Bank Leumi Le-Israel	116,511	370,720
Bezeq Israeli Telecommunication Corp. Ltd.	26,406	50,750
Elbit Systems Ltd.	4,903	195,662
Israel Discount Bank Ltd., Series A*	138,248	209,240
Makhteshim-Agan Industries Ltd.*	40,916	224,117
NICE Systems Ltd.*	22,235	674,832
Partner Communications Co., Ltd.	6,949	67,148
		2,222,442
Italy — 1.3%
Banca Monte dei Paschi di Siena SpA	351,512	197,370
Banco Popolare Scarl(a)	18,470	30,931
Finmeccanica SpA	61,153	428,083
Intesa Sanpaolo SpA	208,887	333,029
Telecom Italia SpA	1,954,033	2,145,382
UniCredit SpA	1,930,514	2,075,591
Unione di Banche Italiane SCPA	97,307	365,288
		5,575,674
Japan — 23.3%
Aeon Co., Ltd.(a)	112,000	1,523,246
Ajinomoto Co., Inc.(a)	74,000	882,666
Alfresa Holdings Corp.(a)	3,400	143,044
Amada Co., Ltd.	51,000	339,207
Aozora Bank Ltd.(a)	147,000	341,151
Asahi Kasei Corp.(a)	76,000	462,129
Asatsu-DK, Inc.(a)	1,100	30,620
Bank of Kyoto Ltd.(a)	45,000	404,317
Bank of Yokohama Ltd.(a)	45,000	228,121
Canon Marketing Japan, Inc.	8,000	98,328
Chiba Bank Ltd.(a)	78,000	545,080
Chugoku Bank Ltd.(a)	24,000	356,593
Citizen Holdings Co., Ltd.	68,900	349,279
Coca-Cola West Co., Ltd.	7,200	138,716
COMSYS Holdings Corp.(a)	9,000	89,965
Cosmo Oil Co., Ltd.(a)	111,000	279,191
Credit Saison Co., Ltd.(a)	6,700	131,081
Dai Nippon Printing Co., Ltd.(a)	119,000	1,246,623
Daicel Chemical Industries Ltd.(a)	45,000	259,627
Dainippon Sumitomo Pharma Co., Ltd.(a)	28,000	311,111
Daishi Bank Ltd.	40,000	137,949
Daiwa Securities Group, Inc.(a)	131,000	495,942
Elpida Memory, Inc.(a),*	26,600	171,057
Fuji Heavy Industries Ltd.	79,000	469,104
Fuji Media Holdings, Inc.	84	121,758
FUJIFILM Holdings Corp.(a)	113,700	2,675,554
Fujikura Ltd.	65,000	216,582
Fukuoka Financial Group, Inc.	153,000	648,658
Glory Ltd.	7,800	184,559
Gunma Bank Ltd.(a)	55,000	309,478
H2O Retailing Corp.(a)	18,000	144,691
Hachijuni Bank Ltd.(a)	68,000	420,537
Hakuhodo DY Holdings, Inc.(a)	2,090	122,885
Hankyu Hanshin Holdings, Inc.	4,000	17,218
Higo Bank Ltd.	29,000	175,963
Hiroshima Bank Ltd.(a)	24,000	119,798
Hitachi Capital Corp.	4,800	60,552
Hitachi High-Technologies Corp.(a)	9,800	199,100
Hitachi Transport System Ltd.	1,800	33,606

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Hokkoku Bank Ltd.	38,000	$142,876
Hokuhoku Financial Group, Inc.	172,000	379,100
House Foods Corp.(a)	8,700	168,518
Hyakugo Bank Ltd.	31,000	133,035
Hyakujushi Bank Ltd.	35,000	161,545
Idemitsu Kosan Co., Ltd.(a)	7,700	700,817
Inpex Corp.	202	1,267,574
Isetan Mitsukoshi Holdings Ltd.(a)	57,300	586,149
Iyo Bank Ltd.(a)	30,000	308,829
J Front Retailing Co., Ltd.(a)	112,000	538,727
JFE Holdings, Inc.(a)	35,000	715,610
Joyo Bank Ltd.(a)	91,000	427,097
JS Group Corp.	31,800	900,031
JTEKT Corp.(a)	21,400	259,974
Juroku Bank Ltd.	33,000	109,529
JX Holdings, Inc.	446,500	2,547,128
Kagoshima Bank Ltd.	22,000	161,157
Kajima Corp.(a)	106,000	353,196
Kamigumi Co., Ltd.	32,000	287,929
Kandenko Co., Ltd.	9,000	42,474
Kaneka Corp.(a)	55,000	313,756
Kawasaki Kisen Kaisha Ltd.(a)	104,000	219,785
Keiyo Bank	24,000	131,000
Kewpie Corp.	7,900	115,228
Kinden Corp.	34,000	295,786
Konica Minolta Holdings, Inc.(a)	17,500	121,386
Kyocera Corp.	9,000	763,127
Kyowa Hakko Kirin Co., Ltd.(a)	40,000	450,149
Marui Group Co., Ltd.(a)	55,700	425,351
Mazda Motor Corp.(a),*	226,000	462,959
Mediceo Paltac Holdings Co., Ltd.	19,700	201,010
MEIJI Holdings Co., Ltd.(a)	9,100	434,766
Mitsubishi Chemical Holdings Corp.(a)	91,000	624,128
Mitsubishi Corp.	33,800	697,648
Mitsubishi Gas Chemical Co., Inc.(a)	62,000	386,646
Mitsubishi Heavy Industries Ltd.(a)	482,000	2,055,983
Mitsubishi Logistics Corp.(a)	10,000	109,296
Mitsubishi Materials Corp.(a)	181,000	448,217
Mitsubishi UFJ Financial Group, Inc.	917,400	4,210,548
Mitsubishi UFJ Financial Group, Inc.	1,031,340	4,589,463
Mitsui & Co., Ltd.(a)	55,100	810,105
Mitsui & Co., Ltd., ADR(a)	2,885	830,447
Mitsui Chemicals, Inc.(a)	200,000	676,779
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	44,000	74,731
Mitsui OSK Lines Ltd.(a)	172,000	669,000
Mitsui Sumitomo Insurance Group Holdings, Inc.(a)	64,900	1,427,076
Mitsumi Electric Co., Ltd.(a)	7,700	52,312
Mizuho Financial Group, Inc.(a)	134,300	198,499
Nagase & Co., Ltd.	24,000	299,650
Namco Bandai Holdings, Inc.	20,400	277,977
Nanto Bank Ltd.	1,000	6,055
NEC Corp.(a),*	414,000	853,442
Nippon Express Co., Ltd.(a)	132,000	568,184
Nippon Meat Packers, Inc.(a)	27,067	355,489
Nippon Paper Group, Inc.(a)	14,200	380,729
Nippon Sheet Glass Co., Ltd.(a)	210,000	476,468
Nippon Shokubai Co., Ltd.(a)	18,000	226,371
Nippon Steel Corp.(a)	544,000	1,579,878
Nippon Television Network Corp.	1,030	150,233
Nippon Yusen(a)	228,000	623,726
Nisshin Seifun Group, Inc.(a)	7,000	92,299
Nisshin Steel Co., Ltd.(a)	175,000	317,646
Nisshinbo Holdings, Inc.(a)	23,000	203,073
NOK Corp.(a)	16,200	295,729
Nomura Holdings, Inc.(a)	92,100	341,509
NTN Corp.(a)	32,000	152,677
Obayashi Corp.	99,000	496,733
OJI Paper Co., Ltd.(a)	88,000	487,178
Onward Holdings Co., Ltd.	28,000	223,985
Panasonic Corp.(a)	192,900	1,885,733
Panasonic Corp., ADR(a)	98,061	933,541
Renesas Electronics Corp.(a),*	22,100	149,282
Rengo Co., Ltd.(a)	18,000	138,623
Ricoh Co., Ltd.(a)	127,000	1,076,857
Rohm Co., Ltd.	14,400	757,993
San-In Godo Bank Ltd.	22,000	170,854
Sapporo Hokuyo Holdings, Inc.	32,000	114,508
SBI Holdings, Inc.(a)	2,291	202,278
Seiko Epson Corp.(a)	28,000	359,393
Seino Holdings Corp.	23,000	189,057
Sekisui Chemical Co., Ltd.	52,000	441,592
Sekisui House Ltd.(a)	158,000	1,505,640
Seven & I Holdings Co., Ltd.	63,100	1,790,819
Sharp Corp.(a)	182,000	1,547,932
Shiga Bank Ltd.(a)	30,000	208,479
Shimizu Corp.(a)	90,000	401,400
Shinko Electric Industries Co., Ltd.(a)	8,600	62,217
Shinsei Bank Ltd.(a)	193,000	220,200
Shizuoka Bank Ltd.(a)	58,000	612,861
Showa Denko KK(a)	214,000	427,279
Showa Shell Sekiyu KK(a)	10,900	78,715
SKY Perfect JSAT Holdings, Inc.(a)	167	87,690
Sohgo Security Services Co., Ltd.	7,900	89,519
Sojitz Corp.(a)	149,700	277,546
Sony Corp., ADR(a)	212,565	4,038,735
Sumitomo Bakelite Co., Ltd.(a)	43,000	231,920
Sumitomo Corp.(a)	207,400	2,600,231
Sumitomo Electric Industries Ltd.	144,800	1,721,530
Sumitomo Forestry Co., Ltd.(a)	28,200	248,254
Sumitomo Mitsui Financial Group, Inc.(a)	170,400	4,873,621
Suzuken Co., Ltd.(a)	11,400	308,611
Suzuki Motor Corp.	24,500	546,986
Taiheiyo Cement Corp.(a)	117,000	216,920
Taisei Corp.(a)	181,000	504,538
Takashimaya Co., Ltd.(a)	45,000	331,389
TDK Corp.(a)	11,100	393,314
Teijin Ltd.	34,000	123,869
The 77 Bank Ltd.(a)	60,000	274,601
The Nishi-Nippon City Bank Ltd.	89,000	276,935
The Yokohama Rubber Co., Ltd.(a)	28,000	164,813
Toda Corp.	30,000	119,020
TOKAI RIKA Co., Ltd.(a)	5,900	107,551
Tokuyama Corp.(a)	46,000	161,623
Tokyo Broadcasting System Holdings, Inc.	6,900	85,702
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	154,884
Tokyo Tatemono Co., Ltd.(a)	69,000	212,913
Toppan Printing Co., Ltd.(a)	175,000	1,291,002
Tosoh Corp.(a)	42,000	133,411
Toyo Seikan Kaisha Ltd.(a)	58,000	894,101
Toyota Auto Body Co., Ltd.	7,000	110,359
Toyota Motor Corp.	105,300	3,669,732
Toyota Motor Corp., ADR(a)	50,471	3,445,150
Toyota Tsusho Corp.(a)	30,600	532,019
UNY Co., Ltd.(a)	39,000	367,095
Wacoal Holdings Corp.(a)	14,000	180,241
Yamaguchi Financial Group, Inc.(a)	51,000	520,381

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Yamaha Corp.(a)	32,700	$359,094
Yamato Kogyo Co., Ltd.(a)	2,000	52,924
Yamazaki Baking Co., Ltd.(a)	11,000	168,002
		98,432,072
Netherlands — 3.0%
Aegon NV*	311,011	1,276,698
Akzo Nobel NV	44,584	1,990,549
APERAM	6,205	91,278
ArcelorMittal	29,788	473,927
ArcelorMittal(a)	146,227	2,366,564
ING Groep NV*	114,531	818,311
Koninklijke DSM NV	32,361	1,425,317
Koninklijke Philips Electronics NV	153,588	2,788,177
STMicroelectronics NV(a)	240,145	1,588,080
		12,818,901
New Zealand — 0.1%
Contact Energy Ltd.*	110,499	459,102
Norway — 0.9%
Aker ASA, Series A	823	16,684
Aker Solutions ASA	9,377	90,813
Archer, Ltd.(a),*	2,132	7,892
BW Offshore, Ltd.(a)	5,709	10,066
DnB NOR ASA	60,038	607,529
Marine Harvest ASA(a)	309,194	135,790
Norsk Hydro ASA	267,912	1,235,478
Orkla ASA	165,896	1,273,167
Renewable Energy Corp., ASA(a),*	103,977	92,728
Storebrand ASA	75,930	387,534
		3,857,681
Portugal — 0.1%
Banco Comercial Portugues SA(a),*	210,790	55,069
Banco Espirito Santo SA(a)	97,975	262,524
		317,593
Singapore — 0.9%
Fraser & Neave Ltd.	143,500	635,266
Golden Agri-Resources Ltd.(a)	1,188,000	558,621
Neptune Orient Lines Ltd.(a)	150,749	126,210
Overseas Union Enterprise Ltd.(a)	64,000	105,207
Singapore Airlines Ltd.(a)	165,340	1,444,939
Singapore Land Ltd.	3,000	13,418
United Industrial Corp., Ltd.	177,000	359,982
UOL Group Ltd.	64,000	203,563
Venture Corp., Ltd.(a)	16,000	81,719
Wheelock Properties Singapore Ltd.	69,000	85,729
		3,614,654
Spain — 2.5%
Acciona SA	8,496	724,497
Banco de Sabadell SA(a)	287,124	1,032,851
Banco Espanol de Credito SA(a)	24,978	150,522
Banco Popular Espanol SA(a)	305,612	1,424,864
Banco Santander SA	203,439	1,696,397
Criteria Caixacorp SA	206,662	918,950
EDP Renovaveis SA*	18,086	99,104
Gas Natural SDG SA	78,770	1,348,700
Iberdrola SA	64,254	436,533
International Consolidated Airlines Group SA*	171,157	408,628
Mapfre SA(a)	18,659	58,446
Repsol YPF SA	84,909	2,272,861
		10,572,353
Sweden — 2.2%
Boliden AB	18,645	195,245
Holmen AB- B Shares	18,717	469,470
Nordea Bank AB	229,997	1,883,861
Skandinaviska Enskilda Banken AB, Series A	230,385	1,255,116
SSAB Svenskt Stal AB, Series A(a)	42,025	315,432
SSAB Svenskt Stal AB, Series B	17,977	120,784
Svenska Cellulosa AB, Series A	922	11,173
Svenska Cellulosa AB, Series B	131,362	1,614,899
Swedbank AB, Class A	78,393	875,178
Tele2 AB, Class B	33,117	609,117
Telefonaktiebolaget LM Ericsson	144,362	1,402,308
TeliaSonera AB	59,380	394,981
		9,147,564
Switzerland — 4.7%
Adecco SA*	32,604	1,301,066
Alpiq Holding AG	161	35,223
Baloise Holding AG	14,302	1,057,187
Banque Cantonale Vaudoise	335	173,617
Credit Suisse Group AG*	18,370	486,408
Givaudan SA*	1,372	1,076,227
Holcim Ltd.*	68,705	3,691,453
Lonza Group AG*	5,819	353,095
Novartis AG	14,519	809,724
Sulzer AG	756	78,653
Swiss Life Holding AG*	5,342	594,669
Swiss Re Ltd.*	89,949	4,219,584
Zurich Financial Services AG*	28,967	6,104,035
		19,980,941
United Kingdom — 19.6%
Amlin PLC	54,900	242,964
Associated British Foods PLC	98,580	1,706,356
Aviva PLC	557,939	2,657,134
Barclays PLC(a)	428,125	1,077,202
Barclays PLC, ADR	130,213	1,273,483
BP PLC, ADR(a)	282,358	10,184,653
Carnival PLC(a)	36,295	1,117,523
Carnival PLC, ADR	24,609	773,262
HSBC Holdings PLC, ADR	448	17,042
International Power PLC(a)	262,187	1,254,366
Investec PLC	7,173	39,105
J Sainsbury PLC	374,389	1,604,344
Kazakhmys PLC	42,677	527,746
Kingfisher PLC	803,327	3,112,981
Lloyds Banking Group PLC*	292,278	158,907
Lloyds Banking Group PLC, ADR(a),*	19,015	39,741
Mondi PLC	22,915	169,270
Old Mutual PLC	783,000	1,282,061
Pearson PLC	22,584	401,127
Pearson PLC, ADR	75,300	1,318,503
Resolution Ltd.	34,125	131,653
Rexam PLC	236,232	1,144,926
Royal & Sun Alliance Insurance Group PLC	35,357	61,311
Royal Bank of Scotland Group PLC, ADR(a),*	26,038	185,651
Royal Dutch Shell PLC	154,388	4,843,945
Royal Dutch Shell PLC, A Shares	3,896	121,509
Royal Dutch Shell PLC, ADR	256,493	15,915,391
Vodafone Group PLC(a)	86,900	2,228,985
Vodafone Group PLC, ADR	7,092,173	18,386,484
WM Morrison Supermarkets PLC	611,503	2,770,145
Wolseley PLC	49,550	1,241,702
WPP PLC	201,712	1,890,445

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Xstrata PLC	388,338	$4,970,556
		82,850,473
TOTAL COMMON STOCKS
(Identified Cost $464,204,972)		417,316,836

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Porsche Automobil Holding SE	2,731	132,506
TOTAL PREFERRED STOCKS
(Identified Cost $169,209)		132,506

RIGHTS & WARRANTS — 0.0%
Australia — 0.0%
Goodman expires 10/212011*	105,983	5,128
		5,128
Spain — 0.0%
CaixaBank expires 10/13/2011*	206,663	16,889
		16,889
TOTAL RIGHTS & WARRANTS
(Identified Cost $16,754)		22,017

SHORT-TERM INVESTMENTS — 0.1%
United States — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	610,045	610,045
		610,046
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $610,046)		610,046

COLLATERAL FOR SECURITIES ON LOAN — 24.1%
Short-Term — 24.1%
State Street Navigator Securities Lending Prime Portfolio
	101,791,018	101,791,018
		101,791,018
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $101,791,018)		101,791,018

Total Investments — 123.2%
(Identified Cost $566,791,999)#		519,872,423
Liabilities, Less Cash and Other Assets — (23.2%)		(97,968,629)

Net Assets — 100.0%		$421,903,794
____________________

†	See Note 1.
*	Non-income producing security
(a)	A portion or all of the security was held on loan. As of, the market value of the securities on loan was $95,789,786.
#	At September 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $566,791,999. Net unrealized depreciation aggregated $46,919,576 of which $39,183,589 related to appreciated investment securities and $86,103,165 related to depreciated investment securities.

Key to abbreviations:
ADR – American Depository Receipt

See notes to schedule of investments.

SA International Value Fund

Ten Largest Industry Holdings September 30, 2011
(As a percentage of net assets):

Industry	Percentage
Oil, Gas & Consumable Fuels	15.3%
Commercial Banks	11.8%
Insurance	10.4%
Metals & Mining	6.8%
Automobiles	4.9%
Wireless Telecommunication Services	4.9%
Food & Staples Retailing	4.2%
Diversified Telecommunication Services	3.9%
Chemicals	2.6%
Household Durables	2.5%

SA International Value Fund

September 30, 2011
Country Weightings (% of portfolio market value)

Country	Percentage
Japan	23.5%
United Kingdom	19.8%
Canada	13.1%
France	9.0%
Germany	8.0%
Australia	5.1%
Switzerland	4.8%
Netherlands	3.1%
Spain	2.5%
Other	11.1%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2011 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio	13,114,600	$185,309,292
TOTAL MUTUAL FUNDS
(Identified Cost $136,988,732)		185,309,292

Total Investments — 100.0%
(Identified Cost $136,988,732)#		185,309,292
Liabilities, Less Cash and Other Assets — 0.0%		(72,027)

Net Assets — 100.0%		$185,237,265
____________________

†	See Note 1.
#	At September 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $136,988,732. Net unrealized appreciation aggregated $48,320,560, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 94.6%
Brazil — 8.5%
Banco Santander Brasil SA	6,200	$45,241
Banco Santander Brasil SA, ADR	114,655	839,275
BM&FBOVESPA SA	168,604	788,209
BR Malls Participacoes SA	34,200	349,412
BRF - Brasil Foods SA	9,300	159,167
BRF - Brasil Foods SA, ADR	9,992	175,160
Brookfield Incorporacoes SA	18,200	53,431
Cosan SA Industria e Comercio	15,500	197,599
Fibria Celulose SA, ADR	25,799	195,298
Gafisa SA	31,894	184,028
Gerdau SA	6,900	40,807
Gerdau SA, ADR	69,780	497,531
JBS SA*	77,015	148,685
Magnesita Refratarios SA*	7,500	24,132
Marfrig Alimentos SA	18,499	60,311
MPX Energia SA*	4,200	79,588
Petroleo Brasileiro SA, ADR	49,851	1,119,155
Rossi Residencial SA	10,500	49,031
Usinas Siderurgicas de Minas Gerais SA	25,400	290,440
		5,296,500
Chile — 2.6%
Cencosud SA	45,361	243,107
Cia General de Electricidad	18,040	79,256
Empresas CMPC SA	133,020	451,804
Empresas COPEC SA	28,567	340,836
Enersis SA, ADR	29,100	492,081
		1,607,084
China — 14.3%
Agile Property Holdings Ltd.	73,859	48,465
Angang Steel Co., Ltd., H Shares	78,000	41,567
Bank of China Ltd., H Shares	4,486,902	1,411,628
Bank of Communications Co., Ltd., H Shares	539,400	323,471
Beijing Capital International Airport Co.,
Ltd., H Shares	132,000	53,563
Beijing Enterprises Holdings Ltd.	36,500	186,076
Chaoda Modern Agriculture Holdings Ltd.	62,354	8,808
China Agri-Industries Holdings Ltd.	77,000	48,944
China BlueChemical Ltd.	4,000	3,082
China Citic Bank Corp Ltd., H Shares*	554,000	229,073
China Coal Energy Co.	243,000	221,550
China Communication Services Corp., Ltd., H Shares	118,000	54,701
China Communications Construction Co., Ltd.	268,000	176,891
China Construction Bank Corp., H Shares	1,505,810	926,218
China COSCO Holdings Co., Ltd., H Shares	141,000	58,845
China Dongxiang Group Co.	165,000	28,604
China Everbright Ltd.	72,000	78,589
China Merchants Holdings International
Co., Ltd.	72,693	198,362
China Minsheng Banking Corp. Ltd., H Shares	281,000	172,842
China National Materials Co., Ltd., H Shares	18,000	6,634
China Petroleum & Chemical Corp.	12,471	1,194,722
China Railway Construction Corp., Ltd.	127,000	53,981
China Resources Land Ltd.	118,000	128,495
China Shipping Container Lines Co., Ltd., H Shares*	303,200	47,111
China Shipping Development Co. Ltd., H Shares	105,543	67,901
China Travel International Inv HK	208,000	27,511
China Unicom Hong Kong Ltd.	42,000	87,696
China Unicom Hong Kong Ltd., ADR	38,409	783,544
China Zhongwang Holdings Ltd.	73,600	25,140
Citic Pacific Ltd.	126,000	180,245
Citic Resources Holdings Ltd.*	228,000	21,666
COSCO Pacific Ltd.	76,000	85,687
Country Garden Holdings Co.	49,000	13,843
Dalian Port PDA Co., Ltd., H Shares	128,000	27,614
Fosun International	163,500	82,932
Franshion Properties China Ltd.	238,000	37,286
Fushan International Energy Group Ltd.	148,000	50,173
Geely Automobile Holdings Ltd.	200,000	44,944
Glorious Property Holdings Ltd.*	228,000	31,035
Greentown China Holdings Ltd.	34,500	16,436
Guangshen Railway Co., Ltd., ADR	3,500	51,835
Guangzhou Automobile Group Co., Ltd., H Shares	140,870	137,299
Guangzhou R&F Properties Co., Ltd.	66,800	49,924
Harbin Power Equipment Co., Ltd.	54,000	44,934
Hidili Industry International Development Ltd.	60,000	17,798
Hopson Development Holdings Ltd.	68,000	38,770
Hunan Non-Ferrous Metal Corp., Ltd., H Shares*	96,000	22,806
Industrial & Commercial Bank of China	157,795	77,404
Kaisa Group Holdings Ltd.*	13,000	3,172
Kingboard Chemical Holdings Ltd.	40,500	110,515
Kingboard Laminates Holdings Ltd.	50,000	20,803
KWG Property Holding Ltd.	72,000	26,997
Lee & Man Paper Manufacturing, Ltd.	76,000	26,057
Maanshan Iron & Steel, H Shares	128,000	28,436
Metallurgical Corp. of China Ltd., H Shares	131,000	25,401
New World China Land Ltd.	99,200	24,331
Nine Dragons Paper Holdings Ltd.	54,000	27,390
Poly Hong Kong Investments Ltd.	150,000	46,421
Semiconductor Manufacturing International Corp.*	994,000	49,142
Semiconductor Manufacturing International
Corp., ADR*	7,700	17,941
Shanghai Industrial Holdings Ltd.	55,000	155,379
Shenzhen International Holdings	297,500	14,899
Shenzhen Investment Ltd.	108,000	19,971
Shimao Property Holdings Ltd.	85,500	64,778
Shougang Concord International Enterprises Co., Ltd.	264,000	13,899
Shui On Land Ltd.	230,281	56,481
Sino-Ocean Land Holdings Ltd.	228,434	73,628
Sinofert Holdings Ltd.	120,000	31,281
Sinotrans Ltd., H Shares	106,000	20,690
Sinotrans Shipping Ltd.	74,573	16,758
Sinotruk Hong Kong Ltd.	60,000	34,132
Skyworth Digital Holdings Ltd.	56,000	19,488
Soho China Ltd.	124,000	79,297
TCC International Holdings Ltd.	64,000	23,833
Tian An China Investment	10,000	5,214
Travelsky Technology Ltd., H Shares	118,500	52,498
Weiqiao Textile Co., H Shares	33,000	15,976
Xinjiang Xinxin Mining Industry Co., Ltd., H Shares	66,000	18,646
Yuexiu Property Co., Ltd.*	515,800	67,560
		8,917,659
Czech Republic — 0.4%
Telefonica O2 Czech Republic AS	5,541	117,889

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Czech Republic (Continued)
Unipetrol*	14,712	$139,337
		257,226
Hungary — 0.2%
Egis Gyogyszergyar Nyrt	1,851	124,862
OTP Bank Nyrt	2,446	36,333
		161,195
India — 9.1%
Aditya Birla Nuvo Ltd.	2,706	50,446
Allahabad Bank Ltd.	1,836	5,923
Ambuja Cements Ltd.	49,308	149,812
Amtek Auto Ltd.	7,584	19,620
Ashok Leyland Ltd.	66,000	34,971
Bajaj Finserv Ltd.	1,407	15,025
Bajaj Holdings and Investment Ltd.	1,407	20,604
Bank of Baroda	4,881	75,943
Bank of India	7,035	45,155
Bhushan Steel Ltd.	7,490	50,950
Bombay Rayon Fashions Ltd.	9,393	52,839
Cairn India Ltd.*	37,422	208,448
Canara Bank	5,493	49,350
Central Bank Of India	22,808	47,758
DLF Ltd.	24,001	108,305
Educomp Solutions Ltd.	5,729	27,782
Essar Ports Ltd.*	2,998	3,587
Essar Shipping Ltd.*	1,499	2,597
Federal Bank Ltd.	9,627	71,964
HCL Infosystems Ltd.	6,893	8,670
Hindalco Industries Ltd.	86,851	231,071
Housing Development & Infrastructure Ltd.*	8,468	16,910
ICICI Bank Ltd., ADR	32,610	1,132,219
IDBI Bank Ltd.	16,131	33,678
IFCI Ltd.	41,672	26,037
Indiabulls Financial Services Ltd.	3,968	12,745
Indiabulls Real Estate Ltd.	3,491	5,193
Indiabulls Wholesale Services Ltd.*	2,253	189
Indian Bank	12,173	53,067
Indian Hotels Co., Ltd.	19,676	28,625
Infrastructure Development Finance Co., Ltd.	42,265	95,015
ING Vysya Bank Ltd.	6,545	39,958
Jaiprakash Associates, Ltd.	49,888	74,004
Jammu & Kashmir Bank Ltd.	2,469	40,331
Jindal Saw Ltd.	11,615	32,254
JSW Energy, Ltd.	8,554	9,536
JSW Steel Ltd.	10,487	126,476
National Aluminium Co., Ltd.	72,404	91,364
Oriental Bank Of Commerce	7,526	44,872
Patni Computer Systems Ltd., ADR*	3,300	38,478
Piramal Healthcare Ltd.	1,684	12,370
PTC India Ltd.	3,148	4,364
Reliance Capital Ltd.	3,149	20,074
Reliance Communications Ltd.	23,732	34,599
Reliance Industries Ltd.	38,144	627,400
Reliance Industries Ltd., GDR, 144A	21,509	700,333
Reliance Power Ltd.*	39,511	62,080
Rural Electrification Corp., Ltd.	11,303	39,731
Sesa Goa, Ltd.	5,095	20,807
Shipping Corp. of India Ltd.	13,851	23,403
State Bank of India Ltd.	1,500	58,407
State Bank of India Ltd., GDR	1,400	118,300
Steel Authority of India Ltd.	21,523	46,781
Sterlite Industries India Ltd., ADR	26,322	242,426
Suzlon Energy Ltd.*	24,533	18,284
Syndicate Bank	19,381	40,958
Tata Chemicals Ltd.	6,115	39,580
Tata Communications Ltd., ADR	1,300	9,568
Tata Steel Ltd., ADR	23,636	200,357
Tata Tea Ltd.	29,240	51,166
The Great Eastern Shipping Co., Ltd.	5,045	25,753
Union Bank Of India	6,100	30,273
Unitech Ltd.	81,467	43,416
United Phosphorus Ltd.	11,000	30,771
Videocon Industries Ltd.	6,099	21,015
		5,703,987
Indonesia — 3.3%
AKR Corporindo Tbk PT	159,500	43,550
Aneka Tambang Tbk PT	333,000	56,826
Bakrie and Brothers Tbk PT*	584,500	3,391
Bakrie Telecom Tbk PT*	845,500	31,742
Bank Tabungan Negara Tbk PT	55,500	7,640
Barito Pacific Tbk PT*	253,500	24,225
Ciputra Development Tbk PT	57,000	3,307
Gajah Tunggal Tbk PT	64,500	18,161
Indika Energy Tbk PT	92,000	23,550
Matahari Putra Prima Tbk PT	17,500	1,871
Media Nusantara Citra Tbk PT	176,000	20,423
PT Bank Danamon Indonesia Tbk	245,773	128,618
PT Bank Mandiri Tbk	237,500	170,222
PT Bank Negara Indonesia Persero Tbk	540,366	228,995
PT Bank Pan Indonesia Tbk*	1,140,000	84,300
PT Bumi Resources Tbk	1,279,500	283,848
PT Global Mediacom Tbk	290,000	27,054
PT Gudang Garam Tbk	34,000	203,072
PT Indah Kiat Pulp and Paper Corp., Tbk*	249,000	25,495
PT Indofood Sukses Makmur Tbk	536,500	308,228
PT International Nickel Indonesia Tbk	319,000	109,781
PT Lippo Karawaci Tbk	1,964,375	151,965
PT Medco Energi Internasional Tbk	276,000	67,509
Timah Tbk PT	130,000	26,178
		2,049,951
Israel — 0.0%
Makhteshim-Agan Industries Ltd.*	—	—
		—
Korea — 14.0%
BS Financial Group, Inc.*	8,140	90,863
CJ Corp.	1,214	81,102
Daelim Industrial Co., Ltd.	1,667	136,552
Daewoo Engineering & Construction Co., Ltd.*	4,710	36,463
DGB Financial Group, Inc.*	5,580	66,076
Dongkuk Steel Mill Co., Ltd.	1,440	27,686
GS Engineering & Construction Corp.	681	56,651
GS Holdings Corp.	3,350	163,512
Hana Financial Group, Inc.	13,200	392,174
Hanjin Heavy Industries & Construction Co., Ltd.*	2,605	37,813
Hanjin Shipping Co., Ltd.	2,728	24,083
Hanwha Corp.	1,240	35,577
Hyosung Corp.	1,427	67,228
Hyundai Development Co.	3,390	48,344
Hyundai Mipo Dockyard	948	83,691
Hyundai Motor Co.	6,853	1,227,438
Hyundai Securities Co.	8,977	72,392
Hyundai Steel Co.	3,290	246,321
Industrial Bank of Korea	12,480	148,313

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
KB Financial Group, Inc., ADR	23,644	$774,577
KCC Corp.	487	93,014
Korea Exchange Bank	20,440	121,802
Korea Express Co., Ltd.*	282	15,967
Korea Investment Holdings Co., Ltd.	1,720	50,371
LG Corp.	5,555	284,811
LG Display Co., Ltd., ADR	25,772	210,042
LG Electronics, Inc.	5,949	347,936
LG Innotek Co., Ltd.	258	14,016
LG Uplus Corp.	20,310	110,855
Lotte Chilsung Beverage Co., Ltd.	40	40,338
Lotte Confectionery Co., Ltd.	27	34,700
Lotte Shopping Co., Ltd.	668	227,950
Mirae Asset Securities Co., Ltd.	670	16,124
Nong Shim Co., Ltd.	200	36,246
Pacific Corp.	369	72,356
Poongsan Corp.	630	13,664
POSCO, ADR	14,068	1,069,309
Samsung C&T Corp.	5,831	346,479
Samsung SDI Co., Ltd.	2,016	198,511
Shinhan Financial Group Co., Ltd.	3,190	113,730
Shinhan Financial Group Co., Ltd., ADR	12,205	835,310
SK Holdings Co., Ltd.	2,008	229,257
SK Networks Co., Ltd.	5,270	48,761
STX Offshore & Shipbuilding Co., Ltd.	4,700	65,231
STX Pan Ocean Co., Ltd.	9,240	60,003
Taekwang Industrial Co., Ltd.	18	18,519
Tong Yang Securities, Inc.	1,220	4,728
Woori Finance Holdings Co., Ltd.	7,810	67,953
Woori Finance Holdings Co., Ltd., ADR	3,675	93,124
Woori Investment & Securities Co., Ltd.	5,290	50,069
		8,708,032
Malaysia — 3.7%
Affin Holdings Berhad	96,900	75,577
Alliance Financial Group Berhad	97,000	100,266
AMMB Holdings Berhad	201,687	365,785
Batu Kawan Berhad	18,800	88,096
Berjaya Corp. Berhad	244,700	77,415
Berjaya Land Berhad	215,200	66,060
Boustead Holdings Berhad	41,440	65,421
DRB-Hicom Berhad	44,100	24,036
Gamuda Berhad	50,000	45,106
Genting Malaysia BHD	21,500	23,638
HAP Seng Consolidated Berhad	21,600	8,863
Hong Leong Financial Group Berhad	26,900	91,843
IGB Corp. Berhad	99,283	59,399
IJM Corp. Berhad	138,180	216,413
KLCC Property Holdings Berhad	72,000	71,944
KNM Group Bhd	81,900	30,785
Kulim Malaysia Berhad	15,200	15,997
MISC Berhad	40,220	73,952
MMC Corp. Berhad	109,900	88,815
Oriental Holdings Berhad	36,360	51,137
OSK Holdings Berhad	81,500	39,825
Pos Malaysia Berhad	38,700	30,912
PPB Group Berhad	55,300	287,889
Proton Holdings Berhad	27,000	23,427
RHB Capital Berhad	48,711	106,806
Shell Refining Co., Federation of Malaya Berhad	8,600	25,591
TA Enterprise Berhad	92,600	15,663
TA Global Berhad	55,560	5,047
Tradewinds Malaysia Bhd	5,500	13,386
Wah Seong Corp. Bhd	3,500	2,160
YTL Corp. Berhad	282,540	117,707
		2,308,961
Mexico — 6.0%
Alfa SAB de CV-Class A	31,400	322,639
Cemex SAB de CV, ADR*	35,582	112,439
Coca-Cola Femsa SAB de CV, ADR	3,000	266,190
Corp. GEO SAB de CV-Series B*	34,571	44,696
Desarrolladora Homex SAB de CV*	9,000	20,312
Embotelladoras Arca SAB de CV	73,232	303,099
Empresas ICA SAB de CV, ADR*	8,400	37,296
Fomento Economico Mexicano SAB de CV, ADR	20,700	1,341,774
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,200	172,692
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	94,468
Grupo Carso SAB de CV-Ser A	47,917	111,254
Grupo Financiero Banorte SAB de CV	103,000	304,430
Grupo Financiero Inbursa SA	74,100	123,906
Industrias CH SAB de CV- Ser B*	22,900	64,877
Inmuebles Carso SAB de CV*	47,917	35,000
Minera Frisco SAB de CV*	45,919	156,612
Organizacion Soriana SAB de CV- Class B*	94,800	192,766
Urbi Desarrollos Urbanos SAB DE CV*	36,800	49,594
		3,754,044
Philippines — 0.5%
Megaworld Corp.	829,000	32,041
Metropolitan Bank & Trust	80,019	120,783
San Miguel Corp.	43,850	116,933
Universal Robina Corp.	39,700	37,635
		307,392
Poland — 1.6%
Asseco Poland SA	5,875	71,785
Echo Investment SA*	13,010	14,219
Enea SA	7,208	35,037
Grupa Lotos SA*	10,150	77,347
Kredyt Bank SA	9,268	34,977
Netia SA*	10,000	14,945
Orbis SA*	677	7,563
PGE SA	45,254	265,609
Polimex Mostostal SA	38,014	15,265
Polski Koncern Naftowy Orlen*	36,737	404,732
Synthos SA	28,908	32,904
		974,383
Russia — 5.4%
Gazprom OAO, ADR	237,661	2,292,829
Lukoil OAO, ADR	14,376	731,020
Magnitogorsk Iron & Steel Works, GDR	4,492	21,485
RusHydro, ADR	7,478	25,724
Surgutneftegaz, ADR	33,618	272,306
		3,343,364
South Africa — 8.8%
ABSA Group Ltd.	13,757	228,883
Aeci Ltd.	6,832	62,824
African Rainbow Minerals Ltd.	5,732	123,166
ArcelorMittal South Africa Ltd.	16,923	124,473
Aveng Ltd.	20,746	88,667
Barloworld Ltd.	23,324	174,385
Caxton and CTP Publishers and Printers Ltd.	18,814	33,786
Daewoo Securities Co., Ltd.	2,240	19,870

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
DataTec Ltd.	6,000	$28,252
Gold Fields Ltd., ADR	50,300	770,596
Grindrod Ltd.	15,332	28,501
Harmony Gold Mining Co., Ltd., ADR	30,300	355,419
Imperial Holdings Ltd.	9,604	125,187
Investec Ltd.	25,999	142,319
JD Group Ltd.	12,010	56,819
Liberty Holdings Ltd.	8,197	81,214
Medi-Clinic Corp., Ltd.	19,471	81,048
Mmi Holdings Ltd.	9,420	19,809
Mondi, Ltd.	8,490	61,721
Mpact, Ltd.*	10,541	17,245
Nedbank Group Ltd.	20,163	341,456
Northam Platinum Ltd.	15,969	65,245
Sanlam Ltd.	214,984	720,208
Sappi Ltd., ADR*	44,820	136,253
Sasol Ltd., ADR	9,800	397,880
Standard Bank Group Ltd.	65,317	750,605
Steinhoff International Holdings Ltd.*	132,740	369,887
Telkom SA Ltd.	12,549	49,779
Tongaat Hulett, Ltd.	439	5,002
		5,460,499
Taiwan — 11.8%
Acer, Inc.	66,000	81,647
Advanced Semiconductor Engineering, Inc.	13,388	11,642
Altek Corp.*	15,000	15,185
AmTRAN Technology Co., Ltd.	14,359	7,822
Asia Cement Corp.	128,795	135,029
Asia Optical Co., Inc.*	16,000	17,641
Asustek Computer, Inc.	22,950	173,961
AU Optronics Corp., ADR	68,934	272,979
BES Engineering Corp.	111,000	27,427
Capital Securities Corp.	61,661	20,638
Cathay Real Estate Development Co., Ltd.	100,000	40,361
Chang Hwa Commercial Bank	429,460	248,023
Cheng Uei Precision Industry Co., Ltd.	18,360	40,726
Chimei Innolux Corp.*	298,856	121,602
China Development Financial Holding Corp.	878,468	266,063
China Manmade Fibers Corp.*	89,000	29,496
China Motor Corp.	39,195	33,632
China Petrochemical Development Corp.	7,952	8,624
China Synthetic Rubber Corp.	56,203	44,446
Chinatrust Financial Holding Co., Ltd.	622,951	372,033
CMC Magnetics Corp.*	165,000	31,890
Compal Electronics, Inc.	118,000	109,578
Compeq Manufacturing Co., Ltd.*	100,000	40,689
D-Link Corp.	41,000	30,540
E.Sun Financial Holding Co., Ltd.	287,650	142,527
Elitegroup Computer Systems Co., Ltd.*	39,610	8,916
Evergreen International Storage & Transport Corp.	17,000	9,595
Evergreen Marine Corp. Taiwan Ltd.	105,599	54,056
Far Eastern International Bank	69,205	26,683
First Financial Holding Co., Ltd.	427,074	277,475
Formosa Taffeta Co., Ltd.	67,000	61,009
Formosan Rubber Group, Inc.	23,000	15,887
Fubon Financial Holding Co., Ltd.	9,611	10,123
Gigabyte Technology Co., Ltd.	27,000	23,744
Gintech Energy Corp.	1,049	1,370
Goldsun Development & Construction Co., Ltd.	54,953	21,819
Greatek Electronics, Inc.	11,000	7,616
HannStar Display Corp.*	309,000	20,684
Hey Song Corp.	26,000	24,742
Hua Nan Financial Holdings Co., Ltd.	283,152	171,424
Inotera Memories, Inc.*	104,000	22,660
Inventec Co., Ltd.	143,104	52,593
King Yuan Electronics Co., Ltd.	110,100	39,921
King's Town Bank*	46,000	25,660
Kinpo Electronics	122,000	29,784
Lien Hwa Industrial Corp.	62,829	34,533
LITE-ON IT Corp.	19,094	18,295
Lite-On Technology Corp.	138,780	127,964
Macronix International	262,817	94,433
Masterlink Securities Corp.	55,000	18,409
Mega Financial Holding Co., Ltd.	777,240	544,514
Micro-Star International Co., Ltd.	76,374	34,960
Mitac International	63,439	23,211
Nien Hsing Textile Co., Ltd.	16,625	11,129
Pan-International Industrial	17,039	17,109
Pegatron Corp.	58,249	54,665
Polaris Securities Co., Ltd.	173,000	110,697
POU Chen Corp.	135,133	97,996
President Securities Corp.	20,945	10,447
Qisda Corp.	224,400	60,601
Radium Life Tech Co., Ltd.	26,502	20,828
Realtek Semiconductor Corp.	11,000	18,733
Ritek Corp.*	140,399	24,970
Sanyang Industry Co., Ltd.	55,573	30,909
Shihlin Electric & Engineering Corp.	17,000	17,349
Shin Kong Financial Holding Co., Ltd.*	223,849	66,916
Shinkong Synthetic Fibers Corp.	97,151	28,723
Silicon Integrated Systems Corp.	27,456	11,442
Siliconware Precision Industries Co., ADR	10,775	51,504
Sincere Navigation Corp.	27,000	22,459
SinoPac Financial Holdings Co., Ltd.	462,049	150,100
Sunplus Technology Co., Ltd.	20,999	8,510
Ta Chong Bank Co., Ltd.*	136,800	36,136
Taichung Commercial Bank*	140,055	45,819
Tainan Spinning Co., Ltd.	58,833	26,159
Taishin Financial Holding Co., Ltd.	359,059	140,207
Taiwan Business Bank*	212,681	64,066
Taiwan Cement Corp.	245,772	265,329
Taiwan Cooperative Bank	337,562	205,472
Taiwan Glass Industrial Corp.	81,497	94,668
Tatung Co., Ltd.*	89,784	33,586
Teco Electric and Machinery Co., Ltd.	247,000	134,138
Ton Yi Industrial Corp.	61,950	29,272
Tong Yang Industry Co., Ltd.	37,450	34,593
Tung Ho Steel Enterprise Corp.	43,000	38,943
U-Ming Marine Transport Corp.	20,000	29,368
Unimicron Technology Corp.	36,000	51,327
Union Bank Of Taiwan*	22,000	7,436
United Microelectronics Corp.	1,099,513	411,303
UPC Technology Corp.	19,000	8,448
Walsin Lihwa Corp.	237,000	73,103
Walsin Technology Corp.	58,163	18,227
Wan Hai Lines Ltd.	76,650	36,470
Waterland Financial Holdings*	167,590	59,667
Winbond Electronics Corp.*	311,000	62,455
Wintek Corp.	12,099	9,588
Yageo Corp.	227,000	64,134
Yang Ming Marine Transport Corp.	75,365	29,552
Yieh Phui Enterprise	133,543	44,916
Young Fast Optoelectronics Co., Ltd.	5,000	13,798
Yuanta Financial Holding Co., Ltd.*	199,786	101,614

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Yuen Foong Yu Paper Manufacturing Co., Ltd.	150,385	$58,229
Yulon Motor Co., Ltd.	91,272	172,810
		7,342,201
Thailand — 2.4%
Bangkok Bank PCL, ADR	99,000	449,059
Bangkok Expressway PCL	63,900	33,918
Bank of Ayudhya PCL	124,600	80,167
Delta Electronics Thai PCL	22,000	13,801
Esso Thailand PCL	97,600	28,415
IRPC PCL	901,900	101,549
Kiatnakin Bank PCL	33,300	30,799
Krung Thai Bank PCL	358,700	177,706
Precious Shipping PCL	58,400	27,241
PTT Aromatics & Refining PCL	78,000	61,727
PTT Chemical PCL	23,800	75,799
Sri Trang Agro-Industry PCL	9,100	4,684
Thai Airways International PCL	41,400	26,637
Thai Oil PCL	52,600	85,876
Thai Plastic & Chemical PCL	75,800	56,573
Thanachart Capital PCL	81,200	71,182
Total Access Communication PCL	45,100	107,364
TPI Polene PCL	113,900	44,702
		1,477,199
Turkey — 2.0%
Aksigorta AS*	14,835	10,697
Arcelik AS	20,351	80,160
Asya Katilim Bankasi AS*	9,747	10,175
Aygaz AS	10,227	52,940
Eregli Demir ve Celik Fabrikalari TAS	84,977	148,609
KOC Holding AS	61,514	229,055
Petkim Petrokimya Holding AS*	15,985	20,643
Sekerbank TAS	45,363	22,945
Tekfen Holding AS	23,735	72,799
Trakya Cam Sanayi AS	16,808	27,676
Turk Hava Yollari*	30,509	44,654
Turk Sise ve Cam Fabrikalari AS	53,209	101,928
Turkiye Is Bankasi	123,665	320,076
Turkiye Sinai Kalkinma Bankasi AS	28,595	30,774
Turkiye Vakiflar Bankasi TAO	49,100	98,549
		1,271,680
TOTAL COMMON STOCKS
(Identified Cost $66,347,292)		58,941,357

PREFERRED STOCKS — 3.7%
Brazil — 3.7%
Braskem SA, ADR	10,100	157,762
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	396	12,189
Klabin SA, PF	69,121	191,160
Petroleo Brasileiro SA	18,594	188,882
Petroleo Brasileiro SA, ADR	59,527	1,233,400
Suzano Papel e Celulose SA	24,800	110,266
Telemar Norte Leste SA, PR A	4,700	96,737
Usinas Siderurgicas de Minas Gerais SA, PF A	65,050	363,955
		2,354,351
TOTAL PREFERRED STOCKS
(Identified Cost $3,701,246)		2,354,351

RIGHTS & WARRANTS — 0.0%
South Africa — 0.0%
Daewoo Securities Co., Ltd., expires 11/01/11*	1,257	2,369
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		2,369

SHORT-TERM INVESTMENTS — 0.5%
United States — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	292,015	292,015
		292,016
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $292,016)		292,016

Total Investments — 98.8%
(Identified Cost $70,340,554)#		61,590,093
Cash and Other Assets, Less liabilities — 1.2%		729,709

Net Assets — 100.0%		$62,319,802
____________________

†	See Note 1.
*	Non-income producing security.
#
At September 30, 2011 the aggregate cost of investment securities for U.S federal income tax purposes was $70,340,554. Net unrealized depreciation aggregated $8,750,461 of which $6,843,503 related to appreciated investment securities and $15,593,964 related to depreciated investment securities.

Key to abbreviations:
ADR	–	American Depository Receipt
GDR	–	Global Depository Receipt
144A	–	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to schedule of investments.

SA Emerging Markets Value Fund

Ten Largest Industry Holdings September 30, 2011
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	24.8%
Oil, Gas & Consumable Fuels	16.9%
Metal & Mining	9.7%
Industrial Conglomerates	4.0%
Beverages	3.4%
Real Estate Management & Development	2.8%
Automobile	2.8%
Food Products	2.6%
Diversified Financial Services	2.5%
Household Durables	2.2%

SA Emerging Markets Value Fund

September 30, 2011
Country Weightings (% of portfolio market value)

Country	Percentage
China	14.5%
Korea	14.1%
Brazil	12.4%
Taiwan	11.9%
India	9.3%
South Africa	8.9%
Mexico	6.1%
Russia	5.4%
Malaysia	3.8%
Other	13.6%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.4%
Real Estate Investment Trusts (REITs) — 98.4%
Acadia Realty Trust	9,122	$170,581
Agree Realty Corp.	1,800	39,204
Alexander's, Inc.	977	352,717
Alexandria Real Estate Equities, Inc.	12,984	797,088
American Campus Communities, Inc.	15,413	573,518
Apartment Investment & Management Co.	27,129	600,093
Ashford Hospitality Trust, Inc.	11,583	81,313
Associated Estates Realty Corp.	8,960	138,522
AvalonBay Communities, Inc.	20,110	2,293,545
BioMed Realty Trust, Inc.	29,836	494,383
Boston Properties, Inc.	32,633	2,907,600
Brandywine Realty Trust	30,194	241,854
BRE Properties, Inc.	15,107	639,630
Camden Property Trust	15,952	881,508
CapLease, Inc.	3,440	12,418
CBL & Associates Properties, Inc.	31,622	359,226
Cedar Shopping Centers, Inc.	13,325	41,441
Cogdell Spencer, Inc.	10,904	41,108
Colonial Properties Trust	17,329	314,695
CommonWealth REIT	16,571	314,352
Corporate Office Properties Trust	15,273	332,646
Cousins Properties, Inc.	21,935	128,320
CubeSmart	20,100	171,453
DCT Industrial Trust, Inc.	55,187	242,271
DDR Corp.	55,575	605,767
DiamondRock Hospitality Co.	38,052	265,983
Digital Realty Trust, Inc.	20,896	1,152,623
Douglas Emmett, Inc.	26,318	450,038
Duke Realty Corp.	57,720	606,060
DuPont Fabros Technology, Inc.	13,674	269,241
EastGroup Properties, Inc.	5,858	223,424
Education Realty Trust, Inc.	16,275	139,802
Entertainment Properties Trust	10,577	412,291
Equity Lifestyle Properties, Inc.	7,839	491,505
Equity One, Inc.	19,203	304,560
Equity Residential	60,149	3,119,929
Essex Property Trust, Inc.	7,481	898,019
Excel Trust, Inc.	1,643	15,806
Extra Space Storage, Inc.	19,308	359,708
Federal Realty Investment Trust	14,251	1,174,425
FelCor Lodging Trust, Inc.*	24,513	57,115
First Industrial Realty Trust, Inc.*	17,300	138,400
First Potomac Realty Trust	11,300	140,911
Franklin Street Properties Corp.	14,695	166,200
General Growth Properties, Inc.	95,222	1,152,186
Getty Realty Corp.	2,400	34,608
Gladstone Commercial Corp.	256	4,014
Glimcher Realty Trust	21,519	152,355
Government Properties Income Trust	6,732	144,805
HCP, Inc.	90,821	3,184,184
Health Care REIT, Inc.	39,068	1,828,382
Healthcare Realty Trust, Inc.	15,426	259,928
Hersha Hospitality Trust	34,973	121,007
Highwoods Properties, Inc.	16,361	462,362
Home Properties, Inc.	9,054	513,905
Hospitality Properties Trust	28,315	601,127
Host Hotels & Resorts, Inc.	156,071	1,707,417
Inland Real Estate Corp.	17,929	130,882
Investors Real Estate Trust	3,616	26,035
Kilroy Realty Corp.	12,005	375,757
Kimco Realty Corp.	91,426	1,374,133
Kite Realty Group Trust	12,812	46,892
LaSalle Hotel Properties	18,751	360,019
Lexington Realty Trust	29,814	194,984
Liberty Property Trust	25,879	753,338
LTC Properties, Inc.	2,567	64,996
Mack-Cali Realty Corp.	20,000	535,000
Medical Properties Trust, Inc.	25,741	230,382
MHI Hospitality Corp.	100	216
Mid-America Apartment Communities, Inc.	8,069	485,915
Mission West Properties, Inc.	4,004	30,390
Monmouth Real Estate Investment Corp., Class A	6,321	50,126
MPG Office Trust, Inc.*	10,100	21,311
National Health Investors, Inc.	935	39,392
National Retail Properties, Inc.	19,000	510,530
Omega Healthcare Investors, Inc.	22,305	355,319
One Liberty Properties, Inc.	1,927	28,250
Parkway Properties, Inc.	5,400	59,454
Pennsylvania Real Estate Investment Trust	11,406	88,168
Piedmont Office Realty Trust, Inc., Class A	36,240	586,001
Post Properties, Inc.	11,085	385,093
Prologis, Inc.	99,328	2,408,704
PS Business Parks, Inc.	4,782	236,900
Public Storage	31,053	3,457,752
Ramco-Gershenson Properties Trust	7,438	60,992
Realty Income Corp.	28,406	915,809
Regency Centers Corp.	19,804	699,675
Retail Opportunity Investments Corp.	1,623	17,983
Sabra Healthcare REIT, Inc.	7,019	66,961
Saul Centers, Inc.	3,633	122,832
Senior Housing Properties Trust	33,758	727,147
Simon Property Group, Inc.	64,629	7,107,897
SL Green Realty Corp.	18,352	1,067,169
Sovran Self Storage, Inc.	6,100	226,737
Strategic Hotels & Resorts, Inc.*	36,191	155,983
Sun Communities, Inc.	4,300	151,317
Sunstone Hotel Investors, Inc.*	25,978	147,815
Supertel Hospitality, Inc.*	2,197	1,648
Tanger Factory Outlet Centers	18,524	481,809
Taubman Centers, Inc.	12,538	630,787
The Macerich Co.	29,378	1,252,384
UDR, Inc.	43,297	958,596
UMH Properties, Inc.	1,815	16,498
Universal Health Realty Income Trust	2,400	80,664
Urstadt Biddle Properties, Inc.	1,000	15,500
Urstadt Biddle Properties, Inc., Class A	4,000	63,880
Ventas, Inc.	61,009	3,013,845
Vornado Realty Trust	35,208	2,627,221
Washington Real Estate Investment Trust	14,850	418,473
Weingarten Realty Investors	25,900	548,303
Winthrop Realty Trust	6,334	55,042
		67,796,479
TOTAL COMMON STOCKS
(Identified Cost $65,162,052)		67,796,479

SHORT-TERM INVESTMENTS — 1.0%
Other — 1.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	680,013	680,013
		680,014
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $680,014)		680,014

See notes to schedule of investments.

Total Investments — 99.4%
(Identified Cost $65,842,066)#	68,476,493
Cash and Other Assets, Less liabilities — 0.6%	406,562

Net Assets — 100.0%	$68,883,055
____________________

†	See Note 1.
*	Non-income producing security.
#	At September 30, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $65,842,066. Net unrealized appreciation aggregated $2,634,427 of which $9,200,374 related to appreciated investment securities and $6,565,947 related to depreciated investment securities.

Key to abbreviations:
REIT - Real Estate Investment Trust

See notes to schedule of investments.

SA Funds Real Estate Securities Fund

September 30, 2011
Portfolio Sectors (% of portfolio market value)

Industry	Percentage
Retail REIT's	26.9%
Specialized REIT's	26.3%
Residential REIT's	17.9%
Office REIT's	16.0%
Diversified REIT's	6.8%
Industrial REIT's	5.1%
Short – Term	1.0%
Total	100.0%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – September 30, 2011 (Unaudited)

1. Security Valuation

     Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price. Foreign equity securities traded on the over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price. Bonds and other fixed income securities are valued based upon prices provided by independent pricing services or other reliable sources, including broker-dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) appointed by the Board of Trustees of the Trust (the “Board). Certain funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the Pricing Committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the Pricing Committee are presented to the Board for ratification.

     Fair Value Measurement — The Funds adopted provisions surrounding fair value measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The tables below provide a summary of the inputs as of September 30, 2011 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets for		Significant
	Identical	Significant Other	Unobservable	Balance as of
	Investments	Observable Inputs	Inputs	September 30, 2011
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$-	$317,677,664	$-	$317,677,664
Short-Term Investments	18,718,978	4,098,416	-	22,817,394
Total Investments	$18,718,978	$321,776,080	$-	$340,495,058

SA Global Fixed Income Fund
Assets:
Bonds and Notes	$-	$553,609,006	$-	$553,609,006
Short-Term Investments	2,937,144	-	-	2,937,144
Collateral for Securities on Loan Short-Term	90,785,315	-	-	90,785,315
Forward Foreign Currency Contracts	-	1,088,138	-	1,088,138
Total Investments	$93,722,459	$554,697,144	$-	$648,419,603
Liabilities:
Forward Foreign Currency Contracts	$-	$(2,075,140)	$-	$(2,075,140)

SA U.S. Core Market Fund
Common Stocks	$337,972,422	$-	$-	$337,972,422
Rights & Warrants	125	-	-	125
Mutual Funds	12,836,098	-	-	12,836,098
Short-Term Investments	2,176,062	-	-	2,176,062
Collateral for Securities on Loan Short-Term	33,649,373	-	-	33,649,373
Total Investments	$386,634,080	$-	$-	$386,634,080

SA U.S. Value Fund
Common Stocks	$254,419,044	$-	$-	$254,419,044
Short-Term Investments	648,020	-	-	648,020
Collateral for Securities on Loan Short-Term	23,856,958	-	-	23,856,958
Total Investments	$278,924,022	$-	$-	$278,924,022

SA U.S. Small Company Fund
Common Stocks	$207,746,253	$3,572	$-	$207,749,825
Bonds and Notes	-	20	-	20
Rights & Warrants	8,096	-	-	8,096
Short-Term Investments	698,034	-	-	698,034
Collateral for Securities on Loan Short-Term	87,887,211	-	-	87,887,211
Total Investments	$296,339,594	$3,592	$-	$296,343,186

SA International Value Fund
Common Stocks	$417,316,836	$-	$-	$417,316,836
Preferred Stocks	132,506	-	-	132,506
Short-Term Investments	610,046	-	-	610,046
Rights & Warrants	22,017	-	-	22,017
Collateral for Securities on Loan Short-Term	101,791,018	-	-	101,791,018
Total Investments	$519,872,423	$-	$-	$519,872,423

SA International Small Company Fund
Mutual Funds	$185,309,292	$-	$-	$185,309,292
Total Investments	$185,309,292	$-	$-	$185,309,292

SA Emerging Markets Value Fund
Common Stocks	$58,819,255	$122,102	$-	$58,941,357
Preferred Stocks	2,354,351	-	-	2,354,351
Rights & Warrants	-	2369	-	2,369
Short-Term Investments	292,016	-	-	292,016
Total Investments	$61,465,622	$124,471	$-	$61,590,093

SA Real Estate Securities Fund
Common Stocks	$67,796,479	$-	$-	$67,796,479
Short-Term Investments	680,014	-	-	680,014
Total Investments	$68,476,493	$-	$-	$68,476,493

     Transfers between investment levels may occur as the markets fluctuate and/or the observable and unobservable inputs used in an investment’s valuation change.  The Funds recognize transfers between the levels as of the end of the period.  As of September 30, 2011, the U.S. Small Company Fund had transfers totaling $3,571 from Level 1 to Level 2 and the Emerging Markets Value Fund had transfers between Level 1 and Level 2 totaling $119,505 and transfers between Level 2 to Level 1 totaling $70,859. Transfers between levels were due to changes in observable and unobservable inputs.

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SDR	Special Drawing Rights
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
##	Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Series as part of this facility.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2011
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$1,711,724,325
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	1,373,360,535
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	994,501,288
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	662,540,603
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	644,976,632
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $5,833,419,081)	$5,387,103,383
TOTAL INVESTMENTS - (100.0%) (Cost $5,833,419,081)^^	$5,387,103,383

Summary of inputs used to value the Portfolio’s investments as of September 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,387,103,383	—	—	$5,387,103,383
TOTAL	$5,387,103,383	—	—	$5,387,103,383

See accompanying Notes to Financial Statements.

Organization

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 2011, the Fund consists of sixty operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP. The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors LP. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

     The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

     The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     A summary of the inputs used to value the Portfolio’s investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

     At September 30, 2011, the total cost of securities for federal income tax purposes was $5,843,783,388.

Recent Issued Accounting Standards

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the schedule of investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.1%)
Consumer Discretionary — (19.7%)
#	Accordia Golf Co., Ltd.	4,489	$3,490,896
	Aeon Fantasy Co., Ltd.	57,832	887,097
	Ahresty Corp.	16,200	106,547
#	Aichi Machine Industry Co., Ltd.	294,000	924,507
#	Aigan Co., Ltd.	61,600	319,904
	Aisan Industry Co., Ltd.	132,800	1,170,103
#	Akebono Brake Industry Co., Ltd.	326,700	1,686,147
	Alpen Co., Ltd.	70,600	1,311,280
	Alpha Corp.	30,200	338,872
#	Alpine Electronics, Inc.	206,300	2,658,659
#	Amiyaki Tei Co., Ltd.	235	581,810
	Amuse, Inc.	29,999	407,979
#*	Anrakutei Co., Ltd.	50,000	262,314
	AOI Advertising Promotion, Inc.	39,000	210,611
	AOKI Holdings, Inc.	97,100	1,488,365
	Aoyama Trading Co., Ltd.	250,500	4,343,810
	Arc Land Sakamoto Co., Ltd.	24,000	475,663
#	Arnest One Corp.	183,900	1,900,820
#	Asahi Co., Ltd.	35,100	842,318
*	Asahi Tec Corp.	1,772,000	515,472
#	ASATSU-DK, Inc.	120,400	3,318,245
*	Ashimori Industry Co., Ltd.	10,000	13,772
#	ASKUL Corp.	75,200	1,075,454
	Asti Corp.	46,000	125,270
#*	Atom Corp.	170,700	594,666
	Atsugi Co., Ltd.	750,000	900,253
	Autobacs Seven Co., Ltd.	100,400	4,504,077
#	Avex Group Holdings, Inc.	152,900	1,867,044
	Belluna Co., Ltd.	6,950	60,104
*	Best Denki Co., Ltd.	234,500	663,335
#	Bic Camera, Inc.	2,531	1,372,353
#	Bookoff Corp.	33,500	298,952
#	Calsonic Kansei Corp.	617,000	3,733,336
#	Can Do Co., Ltd.	261	276,901
#*	Carchs Holdings Co., Ltd.	707,200	254,973
*	Central Sports Co., Ltd.	1,000	12,689
#*	CHI Group Co., Ltd.	8,500	30,959
	Chiyoda Co., Ltd.	120,900	2,033,611
	Chofu Seisakusho Co., Ltd.	88,800	2,529,665
	Chori Co., Ltd.	658,000	757,104
	Chuo Spring Co., Ltd.	202,000	746,135
#*	Clarion Co., Ltd.	496,000	812,812
	Cleanup Corp.	110,600	691,174
#	Colowide Co., Ltd.	210,950	1,377,286
	Corona Corp.	76,200	1,421,161
	Cross Plus, Inc.	22,000	199,891
#	Daido Metal Co., Ltd.	144,000	1,653,439
#	Daidoh, Ltd.	113,600	1,277,347
#*	Daiei, Inc. (The)	379,250	1,393,897
	Daikoku Denki Co., Ltd.	36,900	331,376
	Daimaruenawin Co., Ltd.	400	2,661
	Dainichi Co., Ltd.	54,900	727,388
#	Daisyo Corp.	54,300	663,044
#	DCM Holdings Co., Ltd.	350,600	3,067,248
	Descente, Ltd.	231,000	1,322,514
#	Doshisha Co., Ltd.	54,800	1,581,075
	Doutor Nichires Holdings Co., Ltd.	140,986	1,788,484
	Dynic Corp.	127,000	217,991

	Eagle Industry Co., Ltd.	108,000	$1,178,081
#	Edion Corp.	300,500	2,515,240
#	Exedy Corp.	119,700	4,532,629
	F&A Aqua Holdings, Inc.	60,638	619,315
	FCC Co., Ltd.	132,600	2,759,055
	Fine Sinter Co., Ltd.	49,000	134,332
#	Foster Electric Co., Ltd.	86,500	1,017,867
#	France Bed Holdings Co., Ltd.	750,000	1,236,755
#	F-Tech, Inc.	20,100	252,883
#	Fuji Co., Ltd.	97,000	2,330,265
	Fuji Corp, Ltd.	102,300	499,713
#*	Fuji Kiko Co., Ltd.	148,000	452,143
	Fuji Kyuko Co., Ltd.	311,000	2,000,152
	Fuji Oozx, Inc.	6,000	22,467
#	Fujibo Holdings, Inc.	191,000	412,064
	Fujikura Rubber, Ltd.	72,900	284,791
	Fujita Kanko, Inc.	394,100	1,428,626
#	Fujitsu General, Ltd.	285,000	1,680,423
#	Funai Electric Co., Ltd.	84,200	1,649,525
#	Furukawa Battery Co., Ltd.	71,000	367,954
	Futaba Industrial Co., Ltd.	163,800	1,264,729
	G-7 Holdings, Inc.	29,200	149,537
*	Gajoen Kanko Co.	37,000	—
	Gakken Holdings Co., Ltd.	322,000	707,048
#	Genki Sushi Co., Ltd.	19,400	246,596
#	GEO Co., Ltd.	1,351	1,624,915
#	GLOBERIDE, Inc.	463,000	536,277
	Goldwin, Inc.	175,000	580,081
*	Gourmet Kineya Co., Ltd.	67,000	381,575
#*	GSI Creos Corp.	194,000	245,122
#	Gulliver International Co., Ltd.	21,640	951,455
	Gunze, Ltd.	758,000	2,487,255
#	H2O Retailing Corp.	387,000	3,089,989
*	Hagihara Industries, Inc.	2,700	44,072
	Hakuyosha Co., Ltd.	88,000	241,947
#	Happinet Corp.	36,100	616,053
	Haruyama Trading Co., Ltd.	47,900	238,822
*	Haseko Corp.	5,986,000	3,763,107
	Heiwa Corp.	157,800	2,793,297
	Hiday Hidaka Corp.	21,700	349,852
#	Hikari Tsushin, Inc.	95,800	2,267,720
#	Himaraya Co., Ltd.	35,900	255,643
	HIS Co., Ltd.	101,800	2,998,174
	Hitachi Koki Co., Ltd.	200,900	1,507,706
#	Honeys Co., Ltd.	35,640	515,413
	Horipro, Inc.	41,800	367,281
	I Metal Technology Co., Ltd.	142,000	253,299
	Ichibanya Co., Ltd.	16,100	504,747
	Ichikawa Co., Ltd.	63,000	123,859
#	Ichikoh Industries, Ltd.	285,000	504,931
#	Ikyu Corp.	526	247,250
#	Imasen Electric Industrial Co., Ltd.	54,800	759,957
	Imperial Hotel, Ltd.	10,950	256,529
#*	Impress Holdings, Inc.	110,400	128,408
	Intage, Inc.	14,800	302,472
	Ishizuka Glass Co., Ltd.	109,000	229,006
*	Izuhakone Railway Co., Ltd.	300	21,004
	Izumi Co., Ltd.	96,700	1,498,791
*	Izutsuya Co., Ltd.	350,000	210,620
*	Janome Sewing Machine Co., Ltd.	364,000	260,600
	Japan Vilene Co., Ltd.	139,000	651,775

	Japan Wool Textile Co., Ltd. (The)	310,000	$2,773,436
#*	Jeans Mate Corp.	30,308	69,426
	Jidosha Buhin Kogyo Co., Ltd.	79,000	459,214
#*	Joban Kosan Co., Ltd.	221,000	238,623
#	Joshin Denki Co., Ltd.	205,000	2,383,842
	Juntendo Co., Ltd.	31,000	50,135
#*	JVC Kenwood Holdings, Inc.	465,230	1,852,407
	Kabuki-Za Co., Ltd.	39,000	1,844,966
#	Kadokawa Holdings, Inc.	88,600	3,079,922
	Kanto Auto Works, Ltd.	168,000	1,448,381
	Kappa Create Co., Ltd.	52,050	1,156,289
	Kasai Kogyo Co., Ltd.	118,000	709,309
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	533,073
	Keihin Corp.	160,100	2,745,559
#	Keiyo Co., Ltd.	173,500	1,090,445
#	Kentucky Fried Chicken Japan, Ltd.	78,000	2,043,791
#	Kimoto Co., Ltd.	39,300	295,088
#*	Kinki Nippon Tourist Co., Ltd.	213,000	232,522
	Kinugawa Rubber Industrial Co., Ltd.	198,000	1,655,938
#	Kisoji Co., Ltd.	85,300	1,609,804
	Koekisha Co., Ltd.	13,600	230,409
#	Kohnan Shoji Co., Ltd.	96,800	1,706,084
#	Kojima Co., Ltd.	109,700	775,753
	Komatsu Seiren Co., Ltd.	145,000	707,192
	Komeri Co., Ltd.	125,600	4,117,009
*	Konaka Co., Ltd.	102,060	410,637
	Kourakuen Corp.	19,100	288,044
	KU Holdings Co., Ltd.	68,200	315,057
#	Kura Corp.	54,800	722,741
	Kurabo Industries, Ltd.	897,000	1,784,123
	Kuraudia Co., Ltd.	5,700	89,629
	Kuroganeya Co., Ltd.	14,000	55,628
#	KYB Co., Ltd.	633,000	3,548,111
	Kyoritsu Maintenance Co., Ltd.	46,160	769,637
	Kyoto Kimono Yuzen Co., Ltd.	55,700	675,121
	Kyowa Leather Cloth Co., Ltd.	71,700	268,832
#*	Laox Co., Ltd.	419,000	207,995
	LEC, Inc.	900	18,193
#*	Look, Inc.	159,000	340,808
	Mamiya-Op Co., Ltd.	285,000	325,045
#	Marche Corp.	23,000	210,188
	Mars Engineering Corp.	43,600	730,344
#*	Maruei Department Store Co., Ltd.	142,000	148,704
#	Maruzen Co., Ltd.	46,000	296,865
#*	Matsuya Co., Ltd.	158,400	1,019,129
	Matsuya Foods Co., Ltd.	46,900	903,834
#*	Megane TOP Co., Ltd.	69,600	723,640
	Meiko Network Japan Co., Ltd.	22,900	220,642
	Meiwa Estate Co., Ltd.	12,300	58,605
*	Meiwa Industry Co., Ltd.	29,000	43,160
	Mikuni Corp.	108,000	230,113
*	Misawa Homes Co., Ltd.	101,600	671,443
	Misawa Resort Co., Ltd.	180,000	335,437
*	Mitsuba Corp.	152,690	1,242,001
*	Mitsui Home Co., Ltd.	155,000	802,560
#	Mizuno Corp.	435,000	2,248,816
#	MOS Food Services, Inc.	115,300	2,356,780
	MR MAX Corp.	119,000	488,715
	Murakami Corp.	5,000	56,523
	Musashi Seimitsu Industry Co., Ltd.	85,100	2,052,009
*	Naigai Co., Ltd.	2,643,000	1,247,956

#	Nexyz Corp.	1,920	$49,212
	Nice Holdings, Inc.	343,000	744,835
	Nidec Copal Corp.	88,700	1,016,071
#	Nidec Tosok Corp.	109,300	1,355,994
#	Nifco, Inc.	191,700	4,938,335
	Nihon Eslead Corp.	1,700	14,328
	Nihon Tokushu Toryo Co., Ltd.	56,000	235,891
*	Nikkato Corp.	700	4,482
#*	Nippon Columbia Co., Ltd.	563,000	194,526
	Nippon Felt Co., Ltd.	67,200	338,096
#*	Nippon Piston Ring Co., Ltd.	277,000	566,973
	Nippon Seiki Co., Ltd.	169,400	1,842,135
	Nishimatsuya Chain Co., Ltd.	234,700	1,888,476
	Nissan Shatai Co., Ltd.	362,023	2,964,683
#*	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	327,274
	Nissen Holdings Co., Ltd.	181,591	1,201,899
	Nisshinbo Holdings, Inc.	39,000	340,041
	Nissin Kogyo Co., Ltd.	151,100	2,262,680
	Nittan Valve Co., Ltd.	82,800	288,890
*	Nitto Kako Co., Ltd.	60,000	42,115
*	Noritsu Koki Co., Ltd.	85,400	427,307
	Omikenshi Co., Ltd.	127,000	71,604
	Onward Holdings Co., Ltd.	495,000	3,929,943
	Pacific Industrial Co., Ltd.	181,000	1,024,469
#	Pal Co., Ltd.	12,550	442,138
#	PanaHome Corp.	398,200	2,696,930
#	Parco Co., Ltd.	268,200	2,098,427
#	Paris Miki Holdings, Inc.	160,100	1,504,733
#	PGM Holdings K.K.	2,086	1,062,949
#*	PIA Corp.	26,700	285,558
	Piolax, Inc.	44,500	1,035,615
#*	Pioneer Electronic Corp.	981,300	4,111,152
	Plenus Co., Ltd.	83,900	1,362,059
	Point, Inc.	66,930	3,383,110
	Press Kogyo Co., Ltd.	396,000	1,767,985
#*	Renown, Inc.	83,900	178,646
	Resorttrust, Inc.	139,408	2,362,443
	Rhythm Watch Co., Ltd.	443,000	628,012
#	Right On Co., Ltd.	67,325	406,624
	Riken Corp.	362,000	1,504,033
#	Ringer Hut Co., Ltd.	72,700	1,034,296
	Riso Kyoiku Co., Ltd.	7,533	473,652
	Roland Corp.	92,800	701,971
	Round One Corp.	266,600	1,928,067
#	Royal Holdings Co., Ltd.	135,300	1,558,444
	Ryohin Keikaku Co., Ltd.	94,300	5,198,274
#*	Sagami Chain Co., Ltd.	77,000	487,639
*	Sagami Co., Ltd.	225,000	244,896
	Saizeriya Co., Ltd.	145,800	2,647,701
#*	Sakai Ovex Co., Ltd.	205,000	284,075
#	Sanden Corp.	497,000	1,731,818
#	Sangetsu Co., Ltd.	76,525	2,033,019
	Sankyo Seiko Co., Ltd.	28,100	96,645
	Sanoh Industrial Co., Ltd.	118,600	1,132,176
	Sanyo Housing Nagoya Co., Ltd.	354	340,870
	Sanyo Shokai, Ltd.	421,000	990,899
	Scroll Corp.	77,300	259,058
#	Seiko Holdings Corp.	477,407	1,232,407
	Seiren Co., Ltd.	223,900	1,571,450
	Senshukai Co., Ltd.	165,200	1,245,895
*	Seven Seas Holdings Co., Ltd.	331,000	106,551

	Shikibo, Ltd.	521,000	$594,099
	Shimachu Co., Ltd.	187,000	4,504,111
#	Shimojima Co., Ltd.	13,900	200,853
*	Shinyei Kaisha	96,000	170,679
#	Shiroki Corp.	285,000	912,853
	Shobunsha Publications, Inc.	339,400	2,571,733
#	Shochiku Co., Ltd.	404,400	3,821,554
	Shoei Co., Ltd.	1,600	11,391
*	Showa Corp.	240,000	1,422,738
#	SKY Perfect JSAT Holdings, Inc.	7,740	4,037,582
	SNT Corp.	93,800	391,035
	Soft99 Corp.	70,600	405,670
	Sotoh Co., Ltd.	49,700	510,182
	SPK Corp.	16,800	293,184
	SRI Sports, Ltd.	12,200	136,169
	St. Marc Holdings Co., Ltd.	37,600	1,503,937
	Studio Alice Co., Ltd.	27,600	558,671
#	Suminoe Textile Co., Ltd.	252,000	439,248
	Sumitomo Forestry Co., Ltd.	436,666	3,794,070
#*	SxL Corp.	493,000	664,350
#	T. RAD Co., Ltd.	268,000	1,016,883
#	Tac Co., Ltd.	15,400	39,232
	Tachikawa Corp.	50,800	287,787
	Tachi-S Co., Ltd.	112,840	1,994,861
#	Tact Home Co., Ltd.	214	191,115
	Taiho Kogyo Co., Ltd.	92,800	912,313
	Takamatsu Construction Group Co., Ltd.	90,500	1,615,117
	Taka-Q Co., Ltd.	48,000	85,361
	Take & Give Needs Co., Ltd.	2,096	135,957
	Takihyo Co., Ltd.	16,000	92,088
#	Tamron Co., Ltd.	65,200	2,048,687
#*	TASAKI & Co., Ltd.	498,000	339,314
	Taya Co., Ltd.	5,000	42,640
#	TBK Co., Ltd.	72,000	316,745
*	TDF Corp.	11,000	18,667
	Teikoku Piston Ring Co., Ltd.	103,500	1,247,937
	Teikoku Sen-I Co., Ltd.	78,000	502,940
#	Telepark Corp.	735	1,611,669
#*	Ten Allied Co., Ltd.	50,000	176,225
	Tigers Polymer Corp.	59,000	267,562
#*	Toabo Corp.	130,000	84,988
	Toei Co., Ltd.	284,000	1,399,938
*	Tokai Kanko Co., Ltd.	505,999	130,346
	Tokai Rika Co., Ltd.	72,600	1,307,486
	Tokai Rubber Industries, Ltd.	154,200	2,140,096
	Tokai Senko K.K.	215,000	231,418
	Token Corp.	20,680	822,437
*	Tokyo Dome Corp.	680,200	1,555,413
#	Tokyo Individualized Educational Institute, Inc.	93,100	152,876
	Tokyo Kaikan Co., Ltd.	12,000	46,943
	Tokyo Soir Co., Ltd.	49,000	125,658
	Tokyotokeiba Co., Ltd.	828,000	1,164,086
	Tokyu Recreation Co., Ltd.	77,000	477,890
#	Tomy Co., Ltd.	297,893	2,328,927
	Topre Corp.	185,700	1,835,358
#	Toridoll.corp	36,600	337,339
	Totenko Co., Ltd.	57,000	90,481
	Touei Housing Corp.	76,040	785,497
#	Tow Co., Ltd.	7,000	40,820
	Toyo Tire & Rubber Co., Ltd.	767,000	1,920,842
	Toyobo Co., Ltd.	3,218,000	4,707,431

	TS Tech Co., Ltd.	185,600	$2,720,162
*	TSI Holdings Co., Ltd.	281,495	1,635,029
*	Tsukamoto Co., Ltd.	52,000	54,235
	Tsutsumi Jewelry Co., Ltd.	49,300	1,194,214
	TV Asahi Corp.	343	556,017
*	TV Tokyo Holdings Corp.	6,200	91,470
*	Umenohana Co., Ltd.	13	27,389
	Unipres Corp.	130,200	3,519,041
#	United Arrows, Ltd.	71,300	1,354,563
#*	Unitika, Ltd.	1,731,000	1,022,119
#	U-Shin, Ltd.	94,500	765,929
	Watabe Wedding Corp.	29,500	238,604
#	Watami Food Service Co., Ltd.	104,500	2,572,372
	Xebio Co., Ltd.	98,000	2,496,834
#	Yamatane Corp.	185,000	295,755
	Yellow Hat, Ltd.	73,700	980,620
	Yokohama Reito Co., Ltd.	183,600	1,395,932
	Yomiuri Land Co., Ltd.	225,000	786,656
	Yonex Co., Ltd.	40,000	262,400
	Yorozu Corp.	62,500	1,614,355
#	Yoshinoya Holdings Co., Ltd.	2,180	2,836,952
	Zenrin Co., Ltd.	130,000	1,285,349
#	Zensho Co., Ltd.	298,400	4,213,756
Total Consumer Discretionary			356,581,444

Consumer Staples — (8.9%)
*	Aderans Co., Ltd.	120,250	1,116,765
*	Aeon Hokkaido Corp.	391,700	1,824,617
	Ahjikan Co., Ltd.	10,500	103,300
	Ain Pharmaciez, Inc.	39,900	1,758,148
#	Arcs Co., Ltd.	80,700	1,617,772
	Ariake Japan Co., Ltd.	103,700	2,108,843
	Cawachi, Ltd.	81,900	1,619,384
	Chubu Shiryo Co., Ltd.	89,000	571,145
	Chuo Gyorui Co., Ltd.	93,000	209,208
	Circle K Sunkus Co., Ltd.	161,900	2,724,426
	Coca-Cola Central Japan Co., Ltd.	111,200	1,570,866
	Cocokara fine, Inc.	59,560	1,631,622
	Cosmos Pharmaceutical Corp.	34,200	1,757,716
	CVS Bay Area, Inc.	51,000	66,363
	Daikokutenbussan Co., Ltd.	4,700	161,228
	Dr.Ci:Labo Co., Ltd.	532	3,434,422
	Dydo Drinco, Inc.	49,800	1,926,227
	Echo Trading Co., Ltd.	11,000	102,124
	Ensuiko Sugar Refining Co., Ltd.	102,000	260,967
	Ezaki Glico Co., Ltd.	9,000	115,653
#	Fancl Corp.	157,800	2,273,141
#*	First Baking Co., Ltd.	183,000	190,382
#	Fuji Oil Co., Ltd.	258,900	4,283,610
	Fujicco Co., Ltd.	116,600	1,558,833
#*	Fujiya Co., Ltd.	474,000	914,774
	Hagoromo Foods Corp.	40,000	583,054
	Harashin Narus Holdings Co., Ltd.	61,500	1,000,798
#*	Hayashikane Sangyo Co., Ltd.	299,000	252,316
#	Heiwado Co., Ltd.	152,800	2,077,842
#	Hohsui Corp.	120,000	134,682
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	430,555
	Hokuto Corp.	106,700	2,484,192
	Inageya Co., Ltd.	175,000	2,118,765
	ITO EN, Ltd.	80,800	1,480,058
	Itochu-Shokuhin Co., Ltd.	27,400	1,030,953

#	Itoham Foods, Inc.	674,800	$2,501,953
	Izumiya Co., Ltd.	308,000	1,429,942
	J-Oil Mills, Inc.	477,000	1,506,532
#	Kameda Seika Co., Ltd.	70,000	1,405,695
	Kasumi Co., Ltd.	203,100	1,374,568
	Kato Sangyo Co., Ltd.	109,300	2,605,978
#	Key Coffee, Inc.	79,000	1,595,593
	Kirindo Co., Ltd.	28,300	175,560
#	Kose Corp.	84,900	2,162,529
	Kyodo Shiryo Co., Ltd.	330,000	372,104
#	Kyokuyo Co., Ltd.	370,000	878,717
#	Life Corp.	183,400	3,729,469
	Lion Corp.	82,000	494,072
#	Mandom Corp.	81,100	2,413,711
	Marudai Food Co., Ltd.	465,000	1,709,413
#	Maruetsu, Inc. (The)	375,000	1,302,419
	Maruha Nichiro Holdings, Inc.	1,719,069	3,381,513
*	Maruya Co., Ltd.	7,400	15,080
#*	Matsumotokiyoshi Holdings Co., Ltd.	111,200	2,262,496
*	Maxvalu Tohok Co., Ltd.	18,200	144,557
	Maxvalu Tokai Co., Ltd.	57,500	764,824
#	Megmilk Snow Brand Co., Ltd.	194,300	3,985,059
	Meito Sangyo Co., Ltd.	53,600	709,273
	Mikuni Coca-Cola Bottling Co., Ltd.	171,600	1,563,669
#	Milbon Co., Ltd.	49,014	1,528,612
	Ministop Co., Ltd.	70,200	1,316,660
	Mitsubishi Shokuhin Co., Ltd.	87,800	2,532,763
	Mitsui Sugar Co., Ltd.	453,850	1,923,789
	Miyoshi Oil & Fat Co., Ltd.	261,000	375,440
	Morinaga & Co., Ltd.	933,000	2,331,474
	Morinaga Milk Industry Co., Ltd.	886,000	3,928,533
	Morishita Jinton Co., Ltd.	47,800	177,094
	Morozoff, Ltd.	108,000	383,679
#	Nagatanien Co., Ltd.	115,000	1,324,372
	Nakamuraya Co., Ltd.	203,000	1,108,155
#*	Nichimo Co., Ltd.	112,000	194,473
	Nichirei Corp.	1,019,000	4,713,463
#	Nihon Chouzai Co., Ltd.	20,300	754,504
	Niitaka Co., Ltd.	7,260	86,394
	Nippon Beet Sugar Manufacturing Co., Ltd.	543,000	1,204,121
	Nippon Flour Mills Co., Ltd.	557,000	2,705,016
#*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	377,814
#	Nippon Suisan Kaisha, Ltd.	936,700	3,542,249
	Nisshin Oillio Group, Ltd. (The)	550,000	2,638,380
	Nissin Sugar Manufacturing Co., Ltd.	149,000	336,134
	Nitto Flour Milling Co., Ltd.	64,000	267,849
*	Noevir Holdings Co., Ltd.	6,800	77,366
	Oenon Holdings, Inc.	247,000	595,644
#	Oie Sangyo Co., Ltd.	20,900	236,665
	Okuwa Co., Ltd.	115,000	1,785,653
	Olympic Corp.	64,900	526,472
	Pietro Co., Ltd.	10,300	113,707
	Pigeon Corp.	72,300	2,963,984
	Poplar Co., Ltd.	25,760	149,487
	Prima Meat Packers, Ltd.	671,000	844,791
#	Riken Vitamin Co., Ltd.	79,200	2,357,555
	Rock Field Co., Ltd.	47,000	795,609
	S Foods, Inc.	73,762	600,931
	Sakata Seed Corp.	164,600	2,541,895
	San-A Co., Ltd.	22,500	926,028
#*	Sapporo Holdings, Ltd.	694,000	2,587,720

	Shoei Foods Corp.	44,000	$313,999
	Showa Sangyo Co., Ltd.	524,000	1,697,398
	Sogo Medical Co., Ltd.	23,000	846,057
	Sonton Food Industry Co., Ltd.	43,000	376,562
	Starzen Co., Ltd.	279,000	880,216
	Sugi Holdings Co., Ltd.	129,700	3,644,674
	Takara Holdings, Inc.	714,000	4,314,679
	Three F Co., Ltd.	17,700	112,929
#	Tobu Store Co., Ltd.	205,000	692,997
	Toho Co., Ltd./Kobe	158,000	645,835
#	Tohto Suisan Co., Ltd.	120,000	194,085
#	Torigoe Co., Ltd. (The)	84,500	795,413
	Toyo Sugar Refining Co., Ltd.	157,000	189,969
	Tsukiji Uoichiba Co., Ltd.	15,000	18,977
	Tsuruha Holdings, Inc.	64,600	3,597,932
#*	Unicafe, Inc.	15,060	68,078
	Uoriki Co., Ltd.	400	4,856
	Valor Co., Ltd.	175,400	3,000,582
	Warabeya Nichiyo Co., Ltd.	51,360	680,255
#	Yaizu Suisankagaku Industry Co., Ltd.	41,000	408,908
	Yaoko Co., Ltd.	40,800	1,545,191
	Yomeishu Seizo Co., Ltd.	100,000	986,797
	Yonekyu Corp.	100,000	781,591
	Yuasa Funashoku Co., Ltd.	112,000	266,885
#	Yukiguni Maitake Co., Ltd.	101,856	498,728
	Yutaka Foods Corp.	6,000	111,212
Total Consumer Staples			161,508,757

Energy — (0.9%)
	AOC Holdings, Inc.	154,800	868,650
	BP Castrol K.K.	66,500	287,059
#*	Fuji Kosan Co., Ltd.	264,000	219,811
	Itochu Enex Co., Ltd.	302,200	1,762,166
#	Japan Drilling Co., Ltd.	16,900	540,512
	Japan Oil Transportation Co., Ltd.	79,000	196,466
	Kanto Natural Gas Development Co., Ltd.	155,000	841,358
#	Kyoei Tanker Co., Ltd.	111,000	174,233
	Mitsuuroko Co., Ltd.	166,300	1,118,439
#	Modec, Inc.	82,100	1,452,787
#	Nippon Gas Co., Ltd.	148,900	2,879,328
#	Nippon Seiro Co., Ltd.	64,000	234,874
	Sala Corp.	128,500	834,862
	San-Ai Oil Co., Ltd.	273,000	1,329,157
	Shinko Plantech Co., Ltd.	164,000	1,534,137
	Sinanen Co., Ltd.	251,000	1,162,535
	Toa Oil Co., Ltd.	337,000	406,078
#	Toyo Kanetsu K.K.	507,000	1,008,363
Total Energy			16,850,815

Financials — (9.8%)
	77 Bank, Ltd. (The)	43,000	195,710
	Aichi Bank, Ltd. (The)	37,700	2,371,682
	Airport Facilities Co., Ltd.	120,570	499,028
	Akita Bank, Ltd. (The)	785,400	2,569,046
	Aomori Bank, Ltd. (The)	819,000	2,848,088
	Asax Co., Ltd.	17	23,134
#	Awa Bank, Ltd. (The)	503,000	3,471,200
	Bank of Iwate, Ltd. (The)	67,100	3,362,260
	Bank of Kochi, Ltd. (The)	2,000	1,959
	Bank of Nagoya, Ltd. (The)	612,297	2,134,702
	Bank of Okinawa, Ltd. (The)	92,500	4,272,779

	Bank of Saga, Ltd. (The)	624,000	$1,710,861
	Bank of the Ryukyus, Ltd.	135,480	1,845,975
	Century Tokyo Leasing Corp.	234,790	4,652,152
*	Chiba Kogyo Bank, Ltd. (The)	180,300	1,102,444
#	Chukyo Bank, Ltd. (The)	675,000	1,765,265
	Daibiru Corp.	209,700	1,474,313
	Daiko Clearing Services Corp.	49,700	164,866
*	Daikyo, Inc.	1,287,000	2,064,016
	Daisan Bank, Ltd. (The)	621,000	1,512,795
	Daishi Bank, Ltd. (The)	1,398,000	4,783,280
	Daito Bank, Ltd. (The)	485,000	368,581
	Ehime Bank, Ltd. (The)	641,000	1,966,625
	Eighteenth Bank, Ltd. (The)	689,000	2,082,768
*	FIDEA Holdings Co., Ltd.	263,000	785,969
	Fukui Bank, Ltd. (The)	912,000	3,031,584
	Fukushima Bank, Ltd.	836,000	420,100
#	Fuyo General Lease Co., Ltd.	84,500	3,112,662
	Goldcrest Co., Ltd.	73,070	1,342,412
*	Heiwa Real Estate Co., Ltd.	421,000	901,085
	Higashi-Nippon Bank, Ltd.	659,000	1,448,745
	Higo Bank, Ltd. (The)	657,000	3,957,537
	Hitachi Capital Corp.	4,500	56,091
	Hokkoku Bank, Ltd. (The)	987,000	3,690,614
	Hokuetsu Bank, Ltd. (The)	920,000	1,994,707
	Hulic Co., Ltd.	56,400	634,715
	Hyakugo Bank, Ltd. (The)	1,045,609	4,445,450
*	Hyakujishi Bank, Ltd. (The)	1,022,000	4,677,881
#	IBJ Leasing Co., Ltd.	85,800	2,069,211
	Ichiyoshi Securities Co., Ltd.	165,800	986,233
	Iida Home Max Co., Ltd.	73,000	615,916
	Iwai Cosmo Holdings, Inc.	26,300	96,048
#*	Japan Asia Investment Co., Ltd.	345,000	274,861
	Juroku Bank, Ltd.	1,331,000	4,369,267
#	kabu.com Securities Co., Ltd.	328,200	908,636
	Kagoshima Bank, Ltd. (The)	461,000	3,344,660
	Keihanshin Real Estate Co., Ltd.	26,000	125,256
	Keiyo Bank, Ltd. (The)	408,000	2,205,816
#*	Kenedix, Inc.	9,893	1,186,467
	Kirayaka Bank, Ltd.	98,000	92,422
	Kita-Nippon Bank, Ltd. (The)	30,206	834,603
	Kiyo Holdings, Inc.	2,623,900	4,066,529
	Kobayashi Yoko Co., Ltd.	231,400	537,522
#*	Kosei Securities Co., Ltd.	285,000	223,309
*	Kyokuto Securities Co., Ltd.	65,800	464,020
#*	Leopalace21 Corp.	534,285	1,165,710
	Marusan Securities Co., Ltd.	284,100	1,170,537
#*	Matsui Securities Co., Ltd.	434,100	1,957,557
	Michinoku Bank, Ltd. (The)	524,000	1,133,868
	Mie Bank, Ltd. (The)	139,000	361,481
	Minato Bank, Ltd. (The)	1,063,000	2,032,489
	Mito Securities Co., Ltd.	254,000	337,473
	Miyazaki Bank, Ltd. (The)	585,000	1,384,069
*	Mizuho Financial Group, Inc.	226,880	332,240
#	Monex Group, Inc.	7,893	1,225,691
	Musashino Bank, Ltd.	130,300	4,665,259
	Nagano Bank, Ltd. (The)	321,000	736,904
	Nanto Bank, Ltd. (The)	293,000	1,760,489
*	New Real Property K.K.	43,900	—
#*	NIS Group Co., Ltd.	1,015,125	88,068
	Nisshin Fudosan Co., Ltd.	95,000	489,830
	Ogaki Kyoritsu Bank, Ltd. (The)	1,315,000	4,547,931

	Oita Bank, Ltd. (The)	676,900	$2,265,332
	Okasan Securities Group, Inc.	795,000	2,681,592
	Ricoh Leasing Co., Ltd.	78,500	1,747,039
	San-in Godo Bank, Ltd. (The)	592,000	4,559,767
	Sankei Building Co., Ltd.	173,500	847,521
	Sapporo Hokuyo Holdings, Inc.	336,000	1,190,672
	Shiga Bank, Ltd.	179,000	1,231,501
#	Shikoku Bank, Ltd.	799,000	3,270,722
#	Shimizu Bank, Ltd.	34,100	1,522,004
	Sumitomo Real Estate Sales Co., Ltd.	36,340	1,538,418
*	Sun Frontier Fudousan Co., Ltd.	208	21,274
#*	Taiko Bank, Ltd. (The)	31,000	96,971
#*	Takagi Securities Co., Ltd.	206,000	179,501
#	TOC Co., Ltd.	435,250	2,096,339
	Tochigi Bank, Ltd.	443,000	1,719,522
	Toho Bank, Ltd.	915,200	2,535,845
	Toho Real Estate Co., Ltd.	140,700	752,876
	Tohoku Bank, Ltd. (The)	389,000	666,573
	Tokai Tokyo Financial Holdings, Inc.	997,000	3,035,281
	Tokyo Rakutenchi Co., Ltd.	218,000	774,575
	Tokyo Tatemono Co., Ltd.	1,548,000	4,710,941
	Tokyo Tatemono Real Estate Sales Co., Ltd.	7,000	20,954
#	Tokyo Theatres Co., Inc.	290,000	429,050
	Tokyo Tomin Bank, Ltd.	127,000	1,656,622
#	Tokyu Livable, Inc.	103,200	922,782
	Tomato Bank, Ltd.	397,000	733,364
	TOMONY Holdings, Inc.	612,950	2,763,496
#	Tosei Corp.	570	154,457
	Tottori Bank, Ltd.	328,000	740,267
	Towa Bank, Ltd.	967,000	1,231,537
	Toyo Securities Co., Ltd.	327,000	480,144
#	Tsukuba Bank, Ltd.	230,200	856,042
*	Yachiyo Bank, Ltd. (The)	28,300	806,301
	Yamagata Bank, Ltd.	624,500	3,412,297
	Yamanashi Chuo Bank, Ltd.	637,000	2,924,908
Total Financials			178,109,940

Health Care — (4.0%)
	As One Corp.	71,668	1,504,876
	ASKA Pharmaceutical Co., Ltd.	101,000	850,101
	BML, Inc.	41,500	1,069,758
#	CMIC Co., Ltd.	17,500	312,075
	Create Medic Co., Ltd.	28,000	295,449
	Eiken Chemical Co., Ltd.	74,800	1,002,096
	EPS Co., Ltd.	195	443,025
	FALCO SD HOLDINGS Co., Ltd.	34,300	417,547
	Fuso Pharmaceutical Industries, Ltd.	320,000	945,864
	Hitachi Medical Corp.	85,000	933,199
	Hogy Medical Co., Ltd.	49,000	2,263,927
	Iwaki & Co., Ltd.	55,000	150,643
	Japan Medical Dynamic Marketing, Inc.	44,900	103,210
	Jeol, Ltd.	273,000	778,007
	JMS Co., Ltd.	126,000	440,631
	Kaken Pharmaceutical Co., Ltd.	353,000	4,933,306
	Kawanishi Holdings, Ltd.	7,400	89,950
	Kawasumi Laboratories, Inc.	45,000	279,079
#	Kissei Pharmaceutical Co., Ltd.	106,300	2,323,444
	KYORIN Holdings, Inc.	205,000	4,286,880
*	M3, Inc.	300	1,493,547
	Mochida Pharmaceutical Co., Ltd.	281,000	3,223,119
#	Nagaileben Co., Ltd.	22,600	345,518

#	Nichii Gakkan Co.	227,100	$2,566,941
#	Nihon Kohden Corp.	159,200	4,287,469
	Nikkiso Co., Ltd.	252,000	2,233,852
#	Nippon Chemiphar Co., Ltd.	131,000	537,342
	Nippon Shinyaku Co., Ltd.	239,000	3,068,644
#	Nipro Corp.	385,600	3,629,330
	Nissui Pharmaceutical Co., Ltd.	64,200	577,867
	Paramount Bed Co., Ltd.	82,000	2,242,163
	Rion Co., Ltd.	5,000	35,134
	Rohto Pharmaceutical Co., Ltd.	360,000	4,701,891
#	Sawai Pharmaceutical Co., Ltd.	53,400	5,764,379
	Seikagaku Corp.	179,800	2,104,688
#	Shin Nippon Biomedical Laboratories, Ltd.	24,700	72,788
	Ship Healthcare Holdings, Inc.	105,900	2,614,511
*	Techno Medica Co., Ltd.	1	3,865
#	Toho Holdings Co., Ltd.	196,100	2,407,227
	Torii Pharmaceutical Co., Ltd.	65,200	1,344,164
#	Towa Pharmaceutical Co., Ltd.	42,300	1,941,329
#	Vital KSK Holdings, Inc.	150,600	1,318,550
#*	Wakamoto Pharmaceutical Co., Ltd.	100,000	336,460
	ZERIA Pharmaceutical Co., Ltd.	109,000	1,865,772
Total Health Care			72,139,617

Industrials — (22.6%)
#*	A&A Material Corp.	235,000	212,767
	A&D Co., Ltd.	30,000	115,809
	Advan Co., Ltd.	96,900	925,508
#*	Advanex, Inc.	73,000	61,794
	Aeon Delight Co., Ltd.	85,600	1,837,125
	Aica Kogyo Co., Ltd.	244,300	3,494,844
	Aichi Corp.	132,000	541,738
	Aida Engineering, Ltd.	273,600	1,310,443
	Airtech Japan, Ltd.	18,300	79,011
	Alps Logistics Co., Ltd.	50,700	503,460
#	Altech Co., Ltd.	23,000	54,270
	Altech Corp.	37,150	314,727
	Amano Corp.	281,000	2,526,971
	Ando Corp.	257,000	337,116
	Anest Iwata Corp.	149,000	628,181
#	Asahi Diamond Industrial Co., Ltd.	241,000	3,352,310
	Asahi Holdings, Inc.	115,950	2,458,981
	Asahi Kogyosha Co., Ltd.	99,000	436,252
#*	Asanuma Corp.	796,000	757,581
	Asia Air Survey Co., Ltd.	32,000	89,076
	Asunaro Aoki Construction Co., Ltd.	154,000	859,898
	Ataka Construction & Engineering Co., Ltd.	60,000	190,174
	Bando Chemical Industries, Ltd.	348,000	1,321,813
	Benefit One, Inc.	3	2,077
	Biken Techno Corp.	14,100	84,226
	Bunka Shutter Co., Ltd.	227,000	696,777
#	Central Glass Co., Ltd.	732,000	3,569,146
	Central Security Patrols Co., Ltd.	43,700	450,286
	Chiyoda Integre Co., Ltd.	3,700	51,465
	Chudenko Corp.	130,500	1,700,053
#	Chugai Ro Co., Ltd.	340,000	1,127,189
	CKD Corp.	241,400	1,424,120
	Comsys Holdings Corp.	359,800	3,543,897
	Cosel Co., Ltd.	108,800	1,632,379
	CTI Engineering Co., Ltd.	44,000	310,686
	Dai-Dan Co., Ltd.	156,000	1,099,554
	Daido Kogyo Co., Ltd.	145,000	282,385

	Daifuku Co., Ltd.	366,000	$1,962,715
	Daihen Corp.	448,000	1,708,146
*	Daiho Corp.	763,000	922,608
#*	Daiichi Chuo K.K.	475,000	598,674
	Daiichi Jitsugyo Co., Ltd.	188,000	830,985
#	Daiseki Co., Ltd.	144,463	2,858,786
#*	Daiseki Eco. Solution Co., Ltd.	71	168,123
#*	Daisue Construction Co., Ltd.	271,500	151,538
	Daiwa Industries, Ltd.	178,000	915,705
	Daiwa Odakyu Construction Co., Ltd.	63,500	169,262
#*	Danto Holdings Corp.	441,000	443,618
#	Denyo Co., Ltd.	85,100	1,049,452
*	Dijet Industrial Co., Ltd.	80,000	162,062
	DMW Corp.	4,800	86,573
*	Dream Incubator, Inc.	168	140,745
	Duskin Co., Ltd.	212,500	4,336,908
*	Ebara Jitsugyo Co., Ltd.	1,800	28,929
#*	Enshu, Ltd.	142,000	156,285
	Freesia Macross Corp.	1,355,000	227,714
#*	Fudo Tetra Corp.	230,500	475,013
	Fujikura, Ltd.	728,000	2,383,127
*	Fujisash Co., Ltd.	49,300	37,264
	Fujitec Co., Ltd.	319,000	1,726,553
#	Fukuda Corp.	630,000	2,141,583
	Fukusima Industries Corp.	29,700	366,165
	Fukuyama Transporting Co., Ltd.	595,400	3,624,076
	Funai Consulting, Inc.	99,300	679,472
*	Furukawa Co., Ltd.	1,391,000	1,353,824
#	Furusato Industries, Ltd.	50,600	369,640
	Futaba Corp.	154,300	3,166,901
	Gecoss Corp.	112,400	476,637
	Glory, Ltd.	52,600	1,236,490
	Hamai Co., Ltd.	92,000	92,743
*	Hamakyorex Co., Ltd.	3,600	110,081
	Hanwa Co., Ltd.	773,000	3,493,963
*	Hazama Corp.	285,800	411,684
	Hibiya Engineering, Ltd.	125,900	1,424,676
*	Hisaka Works, Ltd.	4,000	44,672
	Hitachi Cable, Ltd.	755,000	1,965,094
	Hitachi Metals Techno, Ltd.	56,500	307,543
	Hitachi Tool Engineering, Ltd.	94,000	1,003,629
	Hitachi Transport System, Ltd.	63,100	1,171,889
	Hitachi Zosen Corp.	2,951,000	4,398,836
	Hokuetsu Industries Co., Ltd.	85,000	209,307
	Hokuriku Electrical Construction Co., Ltd.	56,000	164,642
	Hoshizaki Electric Co., Ltd.	126,200	3,074,545
	Hosokawa Micron Corp.	140,000	628,992
*	Howa Machinery, Ltd.	379,000	291,421
#	Ichiken Co., Ltd.	87,000	121,448
	Ichinen Holdings Co., Ltd.	71,100	366,725
	Idec Corp.	137,000	1,480,168
	IHI Transport Machinery Co., Ltd.	73,000	391,817
#	Iino Kaiun Kaisha, Ltd.	354,300	1,873,820
	Inaba Denki Sangyo Co., Ltd.	86,300	2,651,930
	Inaba Seisakusho Co., Ltd.	58,800	695,859
	Inabata & Co., Ltd.	205,700	1,169,440
#	Inui Steamship Co., Ltd.	87,900	338,345
#*	Iseki & Co., Ltd.	718,000	1,764,694
	Ishii Iron Works Co., Ltd.	110,000	199,783
*	Ishikawa Seisakusho, Ltd.	101,000	66,913
	Ishikawajima Construction Materials Co., Ltd.	202,000	229,387

	Itoki Corp.	174,200	$386,550
*	Iwasaki Electric Co., Ltd.	14,000	30,558
#	Iwatani International Corp.	887,000	3,005,512
	Jalux, Inc.	40,800	402,680
*	Jamco Corp.	80,000	484,859
#	Japan Airport Terminal Co., Ltd.	163,900	2,438,147
#	Japan Foundation Engineering Co., Ltd.	95,600	394,421
	Japan Kenzai Co., Ltd.	92,540	443,516
	Japan Pulp & Paper Co., Ltd.	464,000	1,760,164
	Japan Transcity Corp.	231,000	746,124
#	JFE Shoji Holdings, Inc.	411,000	1,813,266
#	Juki Corp.	208,000	392,097
	Kamei Corp.	118,000	792,419
	Kanaden Corp.	116,000	795,017
#	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,057,354
	Kanamoto Co., Ltd.	112,000	775,273
	Kandenko Co., Ltd.	431,000	2,006,939
*	Kanematsu Corp.	1,526,625	1,304,641
#*	Kanematsu-NNK Corp.	113,000	195,488
	Katakura Industries Co., Ltd.	115,100	1,188,189
	Kato Works Co., Ltd.	197,000	513,893
	KAWADA TECHNOLOGIES, Inc.	102,600	1,639,217
	Kawagishi Bridge Works Co., Ltd.	38,000	89,101
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	256,185
	Keihin Co., Ltd. (The)	199,000	237,018
#	Kimura Chemical Plants Co., Ltd.	59,900	246,233
*	King Jim Co., Ltd.	4,800	37,662
	Kinki Sharyo Co., Ltd.	185,000	663,727
	Kintetsu World Express, Inc.	79,000	2,259,477
	Kitagawa Iron Works Co., Ltd.	335,000	499,584
	Kitano Construction Corp.	242,000	527,367
	Kitazawa Sangyo Co., Ltd.	54,500	112,316
*	Kito Corp.	23	18,261
#	Kitz Corp.	416,800	2,106,658
	Kodensha Co., Ltd. (The)	25,000	57,692
	Koike Sanso Kogyo Co., Ltd.	149,000	391,980
#*	Koito Industries, Ltd.	102,000	104,773
	Kokuyo Co., Ltd.	300,425	2,413,828
#	Komai Tekko, Inc.	109,000	269,252
	Komatsu Wall Industry Co., Ltd.	32,900	294,212
	Komori Corp.	253,800	1,668,751
	Kondotec, Inc.	40,500	478,216
#*	Kosaido Co., Ltd.	356,100	838,037
	KRS Corp.	37,200	427,357
*	Kumagai Gumi Co., Ltd.	583,800	500,085
	Kuroda Electric Co., Ltd.	115,400	1,374,564
	Kyodo Printing Co., Ltd.	325,000	805,301
#	Kyoei Sangyo Co., Ltd.	97,000	173,988
	Kyokuto Boeki Kaisha, Ltd.	58,000	147,843
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	849,090
	Kyosan Electric Manufacturing Co., Ltd.	225,000	1,182,595
#	Kyowa Exeo Corp.	335,600	3,202,507
	Kyudenko Corp.	204,000	1,396,618
*	Lonseal Corp.	116,000	112,494
	Maeda Corp.	613,000	2,266,801
	Maeda Road Construction Co., Ltd.	289,000	3,151,902
*	Maezawa Industries, Inc.	35,700	88,329
	Maezawa Kasei Industries Co., Ltd.	50,700	557,704
	Maezawa Kyuso Industries Co., Ltd.	50,400	677,486
	Makino Milling Machine Co., Ltd.	388,000	2,279,011
*	Marubeni Construction Material Lease Co., Ltd.	75,000	136,039

	Maruka Machinery Co., Ltd.	28,100	$234,376
	Maruwn Corp.	66,000	165,786
	Maruyama Manufacturing Co., Inc.	150,000	323,499
	Maruzen Showa Unyu Co., Ltd.	306,000	1,147,729
	Matsuda Sangyo Co., Ltd.	80,682	1,219,523
	Matsui Construction Co., Ltd.	98,600	419,044
	Max Co., Ltd.	189,000	2,445,981
#	Meidensha Corp.	773,050	2,878,787
	Meiji Shipping Co., Ltd.	105,700	310,988
	Meitec Corp.	137,300	2,624,712
	Meito Transportation Co., Ltd.	22,000	181,620
#	Meiwa Trading Co., Ltd.	140,000	408,751
	Mesco, Inc.	30,000	253,598
	Mirait Holdings Corp.	274,685	2,184,441
	Mitani Corp.	52,600	612,851
#	Mitsubishi Kakoki Kaisha, Ltd.	229,000	464,627
	Mitsubishi Pencil Co., Ltd.	104,500	1,925,804
	Mitsuboshi Belting, Ltd.	287,000	1,617,820
	Mitsui Engineering & Shipbuilding Co., Ltd.	611,000	1,026,069
#	Mitsui Matsushima Co., Ltd.	338,000	589,119
	Mitsui-Soko Co., Ltd.	485,000	1,876,689
	Mitsumura Printing Co., Ltd.	93,000	317,002
#	Miura Co., Ltd.	137,600	4,028,924
*	Miura Printing Corp.	18,000	20,456
#*	Miyaji Engineering Group, Inc.	1,349,175	1,349,193
#*	Miyakoshi Corp.	45,000	134,189
*	Mori Denki Mfg. Co., Ltd.	625,000	64,391
#	Mori Seiki Co., Ltd.	381,900	3,430,361
	Morita Holdings Corp.	156,000	924,812
#	Moshi Moshi Hotline, Inc.	217,300	2,117,069
	Mystar Engineering Corp.	15,600	77,514
#	Nac Co., Ltd.	25,400	492,434
	Nachi-Fujikoshi Corp.	663,000	3,225,220
	Naikai Zosen Corp.	73,000	301,500
	Nakano Corp.	98,000	240,639
	Narasaki Sangyo Co., Ltd.	56,000	78,385
	NEC Capital Solutions, Ltd.	45,100	608,263
	NEC Networks & System Integration Corp.	109,600	1,719,576
	Nichias Corp.	436,000	2,546,630
	Nichiban Co., Ltd.	122,000	436,055
	Nichiden Corp.	2,600	91,234
	Nichiha Corp.	98,380	1,102,904
	Nichireki Co., Ltd.	96,000	501,058
#	Nihon M&A Center, Inc.	86	491,315
	Nikko Co., Ltd.	127,000	489,646
	Nippo Corp.	256,000	2,232,315
	Nippon Carbon Co., Ltd.	421,000	1,323,333
	Nippon Conveyor Co., Ltd.	168,000	158,207
	Nippon Densetsu Kogyo Co., Ltd.	191,000	2,036,844
	Nippon Denwa Shisetu Co., Ltd.	203,000	694,819
	Nippon Filcon Co., Ltd.	70,900	395,468
	Nippon Hume Corp.	91,000	351,275
#	Nippon Jogesuido Sekkei Co., Ltd.	289	366,552
	Nippon Kanzai Co., Ltd.	43,000	824,995
	Nippon Koei Co., Ltd.	272,000	990,792
	Nippon Konpo Unyu Soko Co., Ltd.	261,000	3,250,019
	Nippon Parking Development Co., Ltd.	2,900	138,490
	Nippon Road Co., Ltd. (The)	20,000	53,481
	Nippon Seisen Co., Ltd.	103,000	487,693
	Nippon Sharyo, Ltd.	291,000	1,242,602
	Nippon Shindo Co., Ltd.	8,000	11,371

#	Nippon Signal Co., Ltd.	218,600	$1,707,466
	Nippon Steel Trading Co., Ltd.	294,000	825,992
	Nippon Thompson Co., Ltd.	272,000	1,624,601
#	Nippon Tungsten Co., Ltd.	80,000	164,864
#	Nippon Yusoki Co., Ltd.	138,000	380,679
	Nishimatsu Construction Co., Ltd.	1,012,000	1,572,191
*	Nishishiba Electric Co., Ltd.	101,000	159,602
	Nissei Corp.	104,600	948,371
	Nissei Plastic Industrial Co., Ltd.	374,100	1,189,825
#	Nissha Printing Co., Ltd.	114,500	1,318,808
	Nissin Corp.	350,000	874,336
	Nissin Electric Co., Ltd.	175,000	1,309,376
	Nitchitsu Co., Ltd.	58,000	129,033
	Nitta Corp.	105,800	2,257,324
	Nitto Boseki Co., Ltd.	888,000	2,708,600
	Nitto Kogyo Corp.	149,000	2,023,339
#	Nitto Kohki Co., Ltd.	67,900	1,663,784
	Nitto Seiko Co., Ltd.	122,000	322,936
#	Nittoc Construction Co., Ltd.	316,000	360,768
	Noda Corp.	169,300	702,619
	Nomura Co., Ltd.	205,000	658,162
	Noritake Co., Ltd.	531,000	1,883,749
	Noritz Corp.	106,700	2,439,985
*	NS United Kaiun Kaisha, Ltd.	470,000	679,808
#*	Oak Capital Corp.	53,135	68,565
	Obara Corp.	20,200	241,643
#	Obayashi Road Corp.	106,000	268,877
	Oiles Corp.	123,842	2,427,319
*	Okamoto Machine Tool Works, Ltd.	163,000	222,634
	Okamura Corp.	286,900	2,165,921
	Okano Valve Manufacturing Co., Ltd.	45,000	136,132
#	Oki Electric Cable Co., Ltd.	90,000	174,753
*	OKK Corp.	255,000	286,948
#	OKUMA Corp.	513,000	3,115,873
	Okumura Corp.	754,400	2,934,745
	Onoken Co., Ltd.	58,900	540,208
#	Organo Corp.	163,000	1,262,520
*	Original Engineering Consultants Co., Ltd.	14,000	24,629
	OSG Corp.	289,400	3,485,849
	Oyo Corp.	100,900	1,045,940
	P.S. Mitsubishi Construction Co., Ltd.	76,800	258,771
	Park24 Co., Ltd.	208,300	2,588,871
#	Pasco Corp.	55,000	180,412
	Pasona Group, Inc.	156	158,533
#	Penta-Ocean Construction Co., Ltd.	1,087,500	3,147,590
	Pilot Corp.	763	1,614,432
	Pronexus, Inc.	133,200	685,813
	Raito Kogyo Co., Ltd.	193,700	799,584
#*	Rasa Industries, Ltd.	160,000	262,102
	Rheon Automatic Machinery Co., Ltd.	64,000	150,499
	Ryobi, Ltd.	575,200	2,628,100
*	Sailor Pen Co., Ltd.	69,000	32,244
	Sakai Heavy Industries, Ltd.	126,000	233,372
*	Sakurada Co., Ltd.	57,000	11,755
#*	Sanix, Inc.	135,300	429,685
	Sanki Engineering Co., Ltd.	245,000	1,363,054
#	Sanko Metal Industrial Co., Ltd.	118,000	385,095
*	Sankyo-Tateyama Holdings, Inc.	1,142,000	1,488,663
	Sankyu, Inc.	969,000	4,563,760
	Sanritsu Corp.	16,700	119,863
	Sanwa Holdings Corp.	844,000	2,764,782

#	Sanyo Denki Co., Ltd.	210,000	$1,316,333
	Sanyo Engineering & Construction, Inc.	48,000	156,084
#	Sanyo Industries, Ltd.	77,000	143,824
#	Sasebo Heavy Industries Co., Ltd.	573,000	940,756
#	Sato Corp.	109,300	1,435,001
	Sato Shoji Corp.	65,300	403,385
	Sawafuji Electric Co., Ltd.	42,000	144,627
	Secom Joshinetsu Co., Ltd.	33,900	1,032,037
	Seibu Electric Industry Co., Ltd.	67,000	302,972
	Seika Corp.	285,000	817,420
#*	Seikitokyu Kogyo Co., Ltd.	307,000	178,891
	Seino Holdings Co., Ltd.	375,000	3,049,401
	Sekisui Jushi Co., Ltd.	142,000	1,484,184
#	Senko Co., Ltd.	384,000	1,546,574
	Senshu Electric Co., Ltd.	37,300	475,044
	Shibusawa Warehouse Co., Ltd.	231,000	735,984
	Shibuya Kogyo Co., Ltd.	80,100	834,655
#	Shima Seiki Manufacturing Co., Ltd.	104,000	1,925,948
	Shin Nippon Air Technologies Co., Ltd.	78,680	417,467
	Shin-Keisei Electric Railway Co., Ltd.	174,000	795,392
#	Shin-Kobe Electric Machinery Co., Ltd.	102,000	1,729,560
	Shinmaywa Industries, Ltd.	418,000	1,558,234
	Shinnihon Corp.	194,800	521,448
	Shinsho Corp.	202,000	509,688
	Shinwa Co., Ltd.	1,500	17,514
#	Sho-Bond Corp.	100,600	2,420,456
	Shoko Co., Ltd.	316,000	465,061
#	Showa Aircraft Industry Co., Ltd.	112,000	746,608
#	Sinfonia Technology Co., Ltd.	496,000	1,304,541
*	Sintokogio, Ltd.	201,000	1,967,048
	Soda Nikka Co., Ltd.	67,000	306,983
#*	Sodick Co., Ltd.	72,200	326,356
	Sohgo Security Services Co., Ltd.	252,800	2,837,544
#*	Sotetsu Holdings, Inc.	554,000	1,854,379
	Space Co., Ltd.	73,420	467,792
	Subaru Enterprise Co., Ltd.	59,000	177,957
	Sugimoto & Co., Ltd.	34,100	340,928
	Sumikin Bussan Corp.	31,000	70,076
*	Sumiseki Holdings, Inc.	107,100	99,304
	Sumitomo Densetsu Co., Ltd.	98,100	536,008
*	Sumitomo Mitsui Construction Co., Ltd.	363,700	240,753
#	Sumitomo Precision Products Co., Ltd.	156,000	1,044,192
	Sumitomo Warehouse Co., Ltd.	556,000	2,566,169
	Suzuki Metal Industry Co., Ltd.	71,000	158,926
*	SWCC Showa Holdings Co., Ltd.	889,000	875,435
	Tadano, Ltd.	442,579	3,070,416
	Taihei Dengyo Kaisha, Ltd.	146,000	928,347
	Taihei Kogyo Co., Ltd.	256,000	1,211,990
	Taiheiyo Kouhatsu, Inc.	95,000	79,719
	Taikisha, Ltd.	131,000	2,948,614
	Takada Kiko Co., Ltd.	272,000	615,682
	Takano Co., Ltd.	51,100	337,558
#	Takaoka Electric Manufacturing Co., Ltd.	262,000	656,951
#*	Takara Printing Co., Ltd.	38,055	303,689
	Takara Standard Co., Ltd.	501,000	4,146,336
#	Takasago Thermal Engineering Co., Ltd.	291,400	2,530,942
#	Takashima & Co., Ltd.	137,000	299,470
	Takigami Steel Construction Co., Ltd.	50,000	136,231
	Takisawa Machine Tool Co., Ltd.	191,000	225,638
#*	Takuma Co., Ltd.	316,000	1,293,224
#	Tanseisha Co., Ltd.	74,000	211,297

#	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	$1,092,063
	TECHNO ASSOCIE Co., Ltd.	58,400	482,621
	Techno Ryowa, Ltd.	71,390	367,260
	Teikoku Electric Manufacturing Co., Ltd.	31,800	752,178
	Tekken Corp.	521,000	565,828
#*	Temp Holdings Co., Ltd.	48,600	450,061
	Teraoka Seisakusho Co., Ltd.	53,600	235,722
	TOA Corp.	780,000	1,363,797
#	TOA ROAD Corp.	155,000	292,913
#*	Tobishima Corp.	321,300	338,343
	Tocalo Co., Ltd.	55,100	1,075,528
	Toda Corp.	865,000	3,373,076
	Toenec Corp.	212,000	1,266,254
#*	TOKAI Holdings Corp.	214,000	1,141,207
	Tokai Lease Co., Ltd.	92,000	200,431
#	Toko Electric Corp.	76,000	334,083
	Tokyo Energy & Systems, Inc.	126,000	594,967
#	TOKYO KEIKI, Inc.	265,000	413,409
#*	Tokyo Kikai Seisakusho, Ltd.	300,000	209,984
	Tokyo Sangyo Co., Ltd.	78,000	259,109
	Tokyu Community Corp.	32,600	1,090,556
	Tokyu Construction Co., Ltd.	14,950	44,982
	Toli Corp.	207,000	396,422
#	Tomoe Corp.	115,500	419,784
*	Tomoe Engineering Co., Ltd.	2,800	52,627
	Tonami Holdings Co., Ltd.	331,000	730,748
	Toppan Forms Co., Ltd.	202,900	1,623,775
#	Torishima Pump Manufacturing Co., Ltd.	85,800	1,205,026
	Toshiba Machine Co., Ltd.	440,000	1,826,403
	Toshiba Plant Kensetsu Co., Ltd.	191,450	1,897,687
	Tosho Printing Co., Ltd.	243,000	499,033
	Totetsu Kogyo Co., Ltd.	122,000	1,013,214
#*	Totoku Electric Co., Ltd.	61,000	64,203
#	Toyo Construction Co., Ltd.	379,000	390,546
#	Toyo Electric Manufacturing Co., Ltd.	159,000	799,908
	Toyo Engineering Corp.	581,400	1,938,427
	Toyo Machinery & Metal Co., Ltd.	42,400	105,553
#	Toyo Tanso Co., Ltd.	44,400	1,846,006
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	485,873
*	Trancom Co., Ltd.	3,200	65,038
	Trinity Industrial Corp.	56,000	217,027
	Trusco Nakayama Corp.	98,900	2,035,253
	Tsubakimoto Chain Co.	584,700	3,039,154
	Tsubakimoto Kogyo Co., Ltd.	97,000	259,730
*	Tsudakoma Corp.	12,000	22,649
#	Tsugami Corp.	267,000	1,048,488
	Tsukishima Kikai Co., Ltd.	127,000	1,095,985
	Tsurumi Manufacturing Co., Ltd.	94,000	791,160
#	Tsuzuki Denki Co., Ltd.	75,000	740,294
	TTK Co., Ltd.	62,000	298,153
	Uchida Yoko Co., Ltd.	186,000	498,591
#*	Ueki Corp.	430,000	937,799
#	Union Tool Co.	59,400	1,036,946
	Utoc Corp.	92,900	322,183
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,666,060
	Weathernews, Inc.	26,700	856,689
	Yahagi Construction Co., Ltd.	141,500	773,314
	Yamabiko Corp.	28,782	357,182
	Yamato Corp.	82,000	353,942
	Yamaura Corp.	40,500	111,407
#	Yamazen Co., Ltd.	305,500	2,269,289

	Yasuda Warehouse Co., Ltd. (The)	95,800	$611,509
	Yokogawa Bridge Holdings Corp.	139,400	826,458
	Yondenko Corp.	132,800	572,162
	Yuasa Trading Co., Ltd.	810,000	1,169,367
	Yuken Kogyo Co., Ltd.	156,000	346,982
	Yurtec Corp.	231,000	1,159,607
	Yusen Logistics Co., Ltd.	67,700	896,968
	Yushin Precision Equipment Co., Ltd.	55,934	1,055,396
Total Industrials			408,334,102

Information Technology — (8.9%)
	Ai Holdings Corp.	182,600	762,978
#	Aichi Tokei Denki Co., Ltd.	113,000	361,068
	Aiphone Co., Ltd.	70,900	1,367,102
#	Allied Telesis Holdings K.K.	470,700	391,037
	Alpha Systems, Inc.	27,300	437,432
	Alps Electric Co., Ltd.	18,300	140,188
#	Anritsu Corp.	458,000	5,079,472
#	AOI Electronic Co., Ltd.	35,200	494,241
*	Apic Yamada Corp.	31,000	58,585
*	Argo Graphics, Inc.	100	1,308
	Arisawa Manufacturing Co., Ltd.	67,600	323,701
	Asahi Net, Inc.	26,000	121,268
	CAC Corp.	62,700	514,218
#	Canon Electronics, Inc.	82,100	2,308,882
	Capcom Co., Ltd.	205,600	5,124,654
	Chino Corp.	151,000	401,794
*	CMK Corp.	154,700	630,230
	Computer Engineering & Consulting, Ltd.	61,500	299,479
	Core Corp.	45,700	409,851
	Cresco, Ltd.	23,200	161,765
#*	CSK Corp.	448,600	1,736,471
	Cybernet Systems Co., Ltd.	85	22,716
#	Cybozu, Inc.	1,221	263,371
*	Daiko Denshi Tsushin, Ltd.	12,000	21,315
	Dainippon Screen Manufacturing Co., Ltd.	1,000	6,113
	Daito Electron Co., Ltd.	5,900	47,409
#	Daiwabo Holdings Co., Ltd.	618,000	1,377,344
	Denki Kogyo Co., Ltd.	248,000	997,806
	DKK TOA Corp.	31,000	108,208
#	DTS Corp.	89,600	1,117,416
#*	Dwango Co., Ltd.	409	738,845
#	eAccess, Ltd.	6,378	1,610,550
	Eizo Nanao Corp.	76,800	1,688,119
#	Elematec Corp.	17,200	298,455
*	Elna Co., Ltd.	92,000	87,310
#	Enplas Corp.	25,500	499,191
	ESPEC Corp.	81,800	557,169
	Excel Co., Ltd.	1,700	17,014
#	Faith, Inc.	1,774	172,846
#*	FDK Corp.	431,000	499,582
#	Fuji Electronics Co., Ltd.	13,500	200,022
#	Fuji Soft, Inc.	100,600	1,656,924
*	Fujitsu Component, Ltd.	139	55,645
	Fujitsu Frontech, Ltd.	77,500	498,013
	Future Architect, Inc.	1,172	502,493
#	GMO Internet, Inc.	226,200	893,387
	Hakuto Co., Ltd.	73,700	707,400
	Hioki EE Corp.	12,300	252,635
	Hitachi Business Solution Co., Ltd.	42,500	359,262
#	Hitachi Kokusai Electric, Inc.	249,500	1,603,299

	Hochiki Corp.	97,000	$516,044
	Hokuriku Electric Industry Co., Ltd.	289,000	450,865
	Horiba, Ltd.	160,950	4,887,041
#	Hosiden Corp.	262,900	1,872,766
	Icom, Inc.	49,700	1,274,044
#*	Ikegami Tsushinki Co., Ltd.	174,000	108,905
	Ines Corp.	161,000	1,077,141
	I-Net Corp.	47,800	287,283
	Information Services International-Dentsu, Ltd.	76,700	628,582
#	Innotech Corp.	9,200	55,195
#	Internet Initiative Japan, Inc.	485	2,251,088
#*	Ishii Hyoki Co., Ltd.	23,700	98,336
	IT Holdings Corp.	357,401	3,461,599
	ITC Networks Corp.	50,300	321,708
	ITFOR, Inc.	17,300	59,778
	Iwatsu Electric Co., Ltd.	303,000	267,561
#	Japan Aviation Electronics Industry, Ltd.	252,600	1,694,818
	Japan Business Computer Co., Ltd.	73,200	543,624
#	Japan Cash Machine Co., Ltd.	79,315	732,561
	Japan Digital Laboratory Co., Ltd.	109,700	1,270,351
	Japan Radio Co., Ltd.	55,000	145,368
#	Jastec Co., Ltd.	61,400	398,853
	JBIS Holdings, Inc.	79,600	277,364
	JIEC Co., Ltd.	199	223,670
	Kaga Electronics Co., Ltd.	100,400	1,074,464
	Kakaku.com, Inc.	9,900	406,376
	Kanematsu Electronics, Ltd.	83,100	872,689
	Kawatetsu Systems, Inc.	174	140,229
	Koa Corp.	151,600	1,642,943
#*	Kubotek Corp.	370	111,932
	Kyoden Co., Ltd.	156,900	218,914
	Kyowa Electronic Instruments Co., Ltd.	52,000	182,511
#	Macnica, Inc.	50,100	1,070,980
#	Macromill, Inc.	69,700	821,319
	Marubun Corp.	93,300	388,331
#	Maruwa Co., Ltd.	36,500	1,549,880
#	Megachips Corp.	84,800	1,198,994
*	Meisei Electric Co., Ltd.	305,000	321,557
	Melco Holdings, Inc.	49,600	1,547,538
	Mimasu Semiconductor Industry Co., Ltd.	86,881	811,292
	Miroku Jyoho Service Co., Ltd.	105,000	310,505
	Mitsui High-Tec, Inc.	131,600	640,066
	Mitsui Knowledge Industry Co., Ltd.	3,643	508,567
	Mitsumi Electric Co., Ltd.	317,700	2,124,258
*	Moritex Corp.	7,700	31,344
	Mutoh Holdings Co., Ltd.	160,000	263,057
#*	Nagano Japan Radio Co., Ltd.	83,000	120,360
	Nagano Keiki Co., Ltd.	2,200	23,028
	Nakayo Telecommunications, Inc.	541,000	1,285,005
	NEC Fielding, Ltd.	95,000	1,208,080
	NEC Mobiling, Ltd.	46,800	1,688,562
	Net One Systems Co., Ltd.	1,984	5,216,893
*	New Japan Radio Co., Ltd.	37,000	57,675
#	Nichicon Corp.	270,300	3,270,530
	Nidec Copal Electronics Corp.	34,600	251,988
#	Nidec Sankyo Corp.	191,000	1,129,286
	NIFTY Corp.	195	224,732
#	Nihon Dempa Kogyo Co., Ltd.	71,100	789,629
#*	Nihon Inter Electronics Corp.	104,700	147,556
#	Nihon Unisys, Ltd.	240,875	1,353,852
*	Nippon Avionics Co., Ltd.	78,000	104,508

	Nippon Ceramic Co., Ltd.	86,600	$1,700,663
	Nippon Chemi-Con Corp.	570,000	2,046,729
	Nippon Systemware Co., Ltd.	27,900	106,479
	Nohmi Bosai, Ltd.	123,000	809,407
	NS Solutions Corp.	79,400	1,814,070
	NSD Co., Ltd.	170,300	1,398,537
#	Obic Business Consultants Co., Ltd.	21,700	1,253,562
	Okaya Electric Industries Co., Ltd.	73,000	342,942
*	Oki Electric Industry Co., Ltd.	2,665,000	2,419,496
*	ONO Sokki Co., Ltd.	103,000	282,113
	Optex Co., Ltd.	19,700	259,175
	Origin Electric Co., Ltd.	105,000	400,665
#	Osaki Electric Co., Ltd.	123,000	1,210,783
	Panasonic Electric Works Information Systems Co., Ltd.	13,500	379,376
	PCA Corp.	17,500	208,896
#*	Pixela Corp.	18,400	48,693
	Riken Keiki Co., Ltd.	77,500	604,911
*	Riso Kagaku Corp.	48,900	880,095
	Roland DG Corp.	54,400	581,796
	Ryoden Trading Co., Ltd.	141,000	853,851
	Ryosan Co., Ltd.	140,000	3,092,690
	Ryoyo Electro Corp.	113,200	1,075,750
#	Sanken Electric Co., Ltd.	463,000	1,761,631
	Sanko Co., Ltd.	21,000	50,775
	Sanshin Electronics Co., Ltd.	115,500	1,006,464
	Satori Electric Co., Ltd.	56,380	360,614
	Saxa Holdings, Inc.	194,000	336,113
#	Shibaura Mechatronics Corp.	138,000	398,012
#	Shindengen Electric Manufacturing Co., Ltd.	311,000	1,288,011
#	Shinkawa, Ltd.	68,300	381,472
#*	Shinko Electric Industries Co., Ltd.	297,700	2,115,780
	Shinko Shoji Co., Ltd.	81,400	656,822
	Shizuki Electric Co., Inc.	103,000	368,338
#	Siix Corp.	79,500	1,036,162
#	Simplex Holdings, Inc.	952	317,734
#	SMK Corp.	277,000	1,029,519
	Softbank Technology Corp.	100	814
	So-net Entertainment Corp.	498	2,090,035
	Soshin Electric Co., Ltd.	4,600	22,647
	SRA Holdings, Inc.	49,700	506,265
	Star Micronics Co., Ltd.	161,500	1,591,637
#	Sumida Corp.	61,549	544,904
#	Sumisho Computer Systems Corp.	107,200	1,705,115
	Sun-Wa Technos Corp.	3,000	27,248
#	Sunx, Ltd.	109,000	659,429
#	Systena Corp.	1,096	894,911
	Tachibana Eletech Co., Ltd.	62,400	544,964
#	Taiyo Yuden Co., Ltd.	412,000	3,003,864
#	Tamura Corp.	269,000	674,301
*	Teac Corp.	332,000	127,219
	Tecmo Koei Holdings Co., Ltd.	150,730	1,443,479
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	316,311
	TKC, Corp.	86,800	1,818,017
#*	Toko, Inc.	325,000	625,868
	Tokyo Denpa Co., Ltd.	24,900	131,394
	Tokyo Electron Device, Ltd.	342	658,220
#	Tokyo Seimitsu Co., Ltd.	161,000	2,801,264
#	Tomen Devices Corp.	2,000	48,825
	Tomen Electronics Corp.	50,600	612,996
#	Topcon Corp.	234,600	1,166,007
	Tose Co., Ltd.	22,100	143,117

	Toshiba TEC Corp.	525,000	$1,968,610
	Toukei Computer Co., Ltd.	26,810	386,599
	Towa Corp.	70,900	307,827
	Toyo Corp.	116,900	1,325,252
	Trans Cosmos, Inc.	122,300	1,480,420
*	UKC Holdings Corp.	1,600	16,983
*	Ulvac, Inc.	176,200	2,350,826
	Uniden Corp.	210,000	762,060
#	Wacom Co., Ltd.	1,580	1,851,865
	XNET Corp.	21	33,083
#	Y. A. C. Co., Ltd.	31,700	259,548
#*	Yamaichi Electronics Co., Ltd.	75,700	192,978
*	Yaskawa Information Systems Corp.	40,000	83,830
	Yokowo Co., Ltd.	69,500	424,208
#	Zuken, Inc.	94,600	681,844
Total Information Technology			161,162,468

Materials — (9.8%)
	Achilles Corp.	703,000	1,054,713
	Adeka Corp.	354,300	3,797,813
	Agro-Kanesho Co., Ltd.	14,000	70,639
#	Aichi Steel Corp.	410,000	2,432,641
#*	Alconix Corp.	8,300	173,324
	Arakawa Chemical Industries, Ltd.	67,700	634,241
	Araya Industrial Co., Ltd.	204,000	329,382
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	954,444
	Chuetsu Pulp & Paper Co., Ltd.	415,000	663,082
*	Chugai Mining Co., Ltd.	852,400	219,327
	Chugoku Marine Paints, Ltd.	242,000	1,764,899
*	Chugokukogyo Co., Ltd.	62,000	65,790
#*	Chuo Denki Kogyo Co., Ltd.	90,000	352,923
#*	Co-Op Chemical Co., Ltd.	159,000	197,148
#	Dai Nippon Toryo, Ltd.	518,000	556,503
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	638,730
	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	381,064
	Daiken Corp.	401,000	1,351,636
	Daiki Aluminium Industry Co., Ltd.	14,000	45,688
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	319,000	1,638,298
#	Daio Paper Corp.	293,500	2,726,748
	Daiso Co., Ltd.	355,000	1,200,507
#	DC Co., Ltd.	113,900	328,719
	Dynapac Co., Ltd.	25,000	67,840
*	Earth Chemical Co., Ltd.	50,300	1,874,345
*	Ebara-Udylite Co., Ltd.	2,700	67,074
	FP Corp.	61,200	4,351,692
	Fuji Seal International, Inc.	77,800	1,518,758
	Fujikura Kasei Co., Ltd.	96,500	484,025
	Fujimi, Inc.	21,600	256,255
#	Fumakilla, Ltd.	85,000	350,935
#	Furukawa-Sky Aluminum Corp.	320,000	903,657
	Geostar Corp.	38,000	53,400
	Godo Steel, Ltd.	548,000	1,237,814
	Gun Ei Chemical Industry Co., Ltd.	275,000	802,599
	Harima Chemicals, Inc.	73,300	673,678
#	Hodogaya Chemical Co., Ltd.	265,000	963,341
	Hokkan Holdings, Ltd.	210,000	700,515
	Hokko Chemical Industry Co., Ltd.	90,000	272,311
#	Hokuetsu Kishu Paper Co., Ltd.	578,199	4,152,727
*	Hokushin Co., Ltd.	61,400	105,261
	Honshu Chemical Industry Co., Ltd.	35,000	241,331
	Ihara Chemical Industry Co., Ltd.	155,000	589,586

#	Ise Chemical Corp.	83,000	$449,612
#*	Ishihara Sangyo Kaisha, Ltd.	1,374,500	1,656,127
	Japan Carlit Co., Ltd.	59,800	326,411
*	Japan Pure Chemical Co., Ltd.	2	5,410
	JSP Corp.	103,900	1,800,377
#	Kanto Denka Kogyo Co., Ltd.	195,000	950,432
	Katakura Chikkarin Co., Ltd.	43,000	109,412
	Kawakin Holdings Co., Ltd.	11,000	38,326
	Kawasaki Kasei Chemicals, Ltd.	121,000	154,764
	Koatsu Gas Kogyo Co., Ltd.	163,493	1,067,441
	Kohsoku Corp.	61,900	548,752
	Konishi Co., Ltd.	66,900	1,018,900
#	Kumiai Chemical Industry Co., Ltd.	233,000	824,377
	Kureha Corp.	573,500	2,479,892
#	Kurosaki Harima Corp.	221,000	782,853
	Kyoei Steel, Ltd.	63,700	1,070,511
	MEC Co., Ltd.	61,200	225,811
#*	Mitsubishi Paper Mills, Ltd.	1,159,000	1,131,846
	Mitsubishi Steel Manufacturing Co., Ltd.	554,000	1,580,995
	Mory Industries, Inc.	142,000	591,397
	Nakabayashi Co., Ltd.	181,000	445,082
*	Nakayama Steel Works, Ltd.	413,000	466,166
*	Neturen Co., Ltd.	152,800	1,299,474
	Nichia Steel Works, Ltd.	175,900	458,156
	Nihon Kagaku Sangyo Co., Ltd.	78,000	569,130
#	Nihon Nohyaku Co., Ltd.	225,000	1,069,500
	Nihon Parkerizing Co., Ltd.	240,000	3,402,442
	Nihon Seiko Co., Ltd.	18,000	61,623
	Nihon Yamamura Glass Co., Ltd.	381,000	1,030,546
#	Nippon Carbide Industries Co., Inc.	201,000	286,993
#	Nippon Chemical Industrial Co., Ltd.	281,000	524,604
#	Nippon Chutetsukan K.K.	50,000	97,959
#	Nippon Chuzo K.K.	111,000	215,573
	Nippon Coke & Engineering Co., Ltd.	863,000	1,117,903
#	Nippon Concrete Industries Co., Ltd.	157,000	347,399
#	Nippon Denko Co., Ltd.	394,000	2,087,001
	Nippon Fine Chemical Co., Ltd.	85,600	578,882
#	Nippon Kasei Chemical Co., Ltd.	309,000	623,376
#*	Nippon Kinzoku Co., Ltd.	222,000	407,439
#	Nippon Koshuha Steel Co., Ltd.	366,000	424,462
	Nippon Light Metal Co., Ltd.	2,002,000	3,294,412
#*	Nippon Metal Industry Co., Ltd.	556,000	529,200
	Nippon Paint Co., Ltd.	95,200	766,700
	Nippon Pigment Co., Ltd.	43,000	109,371
	Nippon Pillar Packing Co., Ltd.	83,000	505,294
	Nippon Soda Co., Ltd.	557,000	2,515,611
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	256,000	1,331,479
#	Nippon Valqua Industries, Ltd.	328,000	876,756
#*	Nippon Yakin Kogyo Co., Ltd.	395,500	666,809
	Nittetsu Mining Co., Ltd.	285,000	1,174,459
	Nitto FC Co., Ltd.	72,000	417,732
#	NOF Corp.	726,000	3,800,082
	Ohara, Inc.	3,100	28,294
	Okabe Co., Ltd.	186,900	953,348
	Okamoto Industries, Inc.	400,000	1,688,481
	Okura Industrial Co., Ltd.	211,000	799,198
	Osaka Organic Chemical Industry, Ltd.	66,000	326,138
	Osaka Steel Co., Ltd.	77,700	1,403,445
#*	Pacific Metals Co., Ltd.	546,000	3,132,309
	Pack Corp. (The)	66,200	1,084,014
	Riken Technos Corp.	197,000	676,533

*	S Science Co., Ltd.	2,704,000	$105,612
#	S.T. Chemical Co., Ltd.	77,000	1,037,250
*	Sakai Chemical Industry Co., Ltd.	375,000	1,676,827
	Sakata INX Corp.	196,000	923,732
#	Sanyo Chemical Industries, Ltd.	305,000	2,361,604
	Sanyo Special Steel Co., Ltd.	480,300	2,691,306
	Sekisui Plastics Co., Ltd.	209,000	912,875
	Shikoku Chemicals Corp.	184,000	1,091,142
	Shinagawa Refractories Co., Ltd.	224,000	615,150
	Shin-Etsu Polymer Co., Ltd.	224,100	1,213,131
	Shinko Wire Co., Ltd.	184,000	282,083
	Somar Corp.	43,000	109,717
#	Stella Chemifa Corp.	42,600	1,181,304
#	Sumitomo Bakelite Co., Ltd.	591,000	3,152,941
*	Sumitomo Light Metal Industries, Ltd.	1,757,000	1,546,415
#	Sumitomo Osaka Cement Co., Ltd.	1,640,000	5,487,192
	Sumitomo Pipe & Tube Co., Ltd.	108,100	650,395
	Sumitomo Seika Chemicals Co., Ltd.	223,000	1,041,477
	T. Hasegawa Co., Ltd.	121,300	2,044,365
#	Taiheiyo Cement Corp.	3,133,000	5,684,835
	Taisei Lamick Co., Ltd.	18,500	582,818
#	Taiyo Holdings Co., Ltd.	66,000	1,835,328
	Takasago International Corp.	356,000	1,738,025
	Takiron Co., Ltd.	213,000	779,863
	Tayca Corp.	151,000	642,300
	Tenma Corp.	87,000	785,201
#	Titan Kogyo K.K.	63,000	315,616
	Toagosei Co., Ltd.	1,096,000	5,371,692
#	Toda Kogyo Corp.	161,000	1,279,761
#	Toho Titanium Co., Ltd.	120,200	1,993,464
	Toho Zinc Co., Ltd.	528,000	1,956,607
	Tokai Carbon Co., Ltd.	825,000	4,090,610
	Tokushu Tokai Paper Co., Ltd.	501,580	995,249
	Tokuyama Corp.	810,000	2,805,700
#	Tokyo Ohka Kogyo Co., Ltd.	169,200	3,413,167
#	Tokyo Rope Manufacturing Co., Ltd.	558,000	1,201,936
	Tokyo Steel Manufacturing Co., Ltd.	220,500	2,096,076
	Tokyo Tekko Co., Ltd.	3,000	8,451
#	Tomoegawa Paper Co., Ltd.	125,000	287,495
	Tomoku Co., Ltd.	294,000	864,876
	Topy Industries, Ltd.	781,000	1,875,954
	Toyo Ink Manufacturing Co., Ltd.	724,000	2,861,305
	Toyo Kohan Co., Ltd.	247,000	1,051,388
	TYK Corp.	138,000	307,142
#	Ube Material Industries, Ltd.	226,000	777,350
	Wood One Co., Ltd.	169,000	677,924
	Yodogawa Steel Works, Ltd.	591,500	2,724,426
*	Yuki Gosei Kogyo Co., Ltd.	64,000	142,235
	Yushiro Chemical Industry Co., Ltd.	47,100	601,911
Total Materials			177,525,647

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	210,000	765,665
	Hokuriku Gas Co., Ltd.	99,000	268,623
#	Okinawa Electric Power Co., Ltd.	62,571	2,796,699
	Saibu Gas Co., Ltd.	1,268,000	3,423,702
	Shizuoka Gas Co., Ltd.	241,500	1,630,427
Total Utilities			8,885,116
TOTAL COMMON STOCKS			1,541,097,906

RIGHTS/WARRANTS — (0.0%)
* Oak Capital Corp. Warrants 11/30/11	55,735	$—

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (14.9%)
§@ DFA Short Term Investment Fund	269,556,477	$269,556,477
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.07%, 10/03/11 (Collateralized by $45,751,600 FNMA 6.500%, 01/01/39, valued at $528,303)## to be repurchased at $517,947	$518	517,944
TOTAL SECURITIES LENDING COLLATERAL		270,074,421

TOTAL INVESTMENTS — (100.0%)
(Cost $1,877,747,477)^^		$1,811,172,327

Summary of inputs used to value the Series’ investments as of September 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,635,029	$354,946,415	—	$356,581,444
Consumer Staples	—	161,508,757	—	161,508,757
Energy	—	16,850,815	—	16,850,815
Financials	—	178,109,940	—	178,109,940
Health Care	—	72,139,617	—	72,139,617
Industrials	253,598	408,080,504	—	408,334,102
Information Technology	21,315	161,141,153	—	161,162,468
Materials	—	177,525,647	—	177,525,647
Utilities	—	8,885,116	—	8,885,116
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	270,074,421	—	270,074,421
TOTAL	$1,909,942	$1,809,262,385	—	$1,811,172,327

See accompanying Notes to Schedules of Investments.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (99.7%)
Consumer Discretionary — (21.6%)
	4imprint Group P.L.C.	96,735	$315,926
*	888 Holdings P.L.C.	87,404	42,721
	Aegis Group P.L.C.	3,633,289	6,992,721
	Aga Rangemaster Group P.L.C.	288,143	373,689
	Arena Leisure P.L.C.	1,368,472	801,088
	Avon Rubber P.L.C.	18,810	83,195
*	Barratt Developments P.L.C.	3,679,106	4,453,503
	Bellway P.L.C.	481,114	4,634,733
*	Berkeley Group Holdings P.L.C. (The)	511,780	9,424,655
	Bloomsbury Publishing P.L.C.	271,841	416,991
	Bovis Homes Group P.L.C.	523,307	3,279,839
*	Bwin.Party Digital Entertainment P.L.C.	1,531,025	2,912,491
#	Carpetright P.L.C.	176,546	1,358,270
	Carphone Warehouse Group P.L.C.	417,635	2,193,568
	Centaur Media P.L.C.	556,967	341,826
	Chime Communications P.L.C.	222,427	652,230
	Churchill China P.L.C.	30,000	122,438
	Cineworld Group P.L.C.	58,664	164,195
*	Clinton Cards P.L.C.	740,506	109,118
	Creston P.L.C.	13,626	16,067
	Daily Mail & General Trust P.L.C. Series A	1,068,559	6,010,476
	Debenhams P.L.C.	4,585,455	4,004,342
	Dignity P.L.C.	214,913	2,838,990
*	Dixons Retail P.L.C.	11,691,190	2,083,359
	Domino’s Pizza UK & IRL P.L.C.	225,442	1,553,673
	Dunelm Group P.L.C.	109,177	802,517
*	Enterprise Inns P.L.C.	1,808,533	931,008
	Euromoney Institutional Investor P.L.C.	292,779	2,802,235
*	Findel P.L.C.	4,998,346	363,648
*	Forminster P.L.C.	43,333	2,534
	French Connection Group P.L.C.	373,475	472,521
	Fuller Smith & Turner P.L.C.	129,026	1,355,196
	Future P.L.C.	1,324,863	215,337
	Game Group P.L.C.	1,527,764	564,187
	Games Workshop Group P.L.C.	101,889	675,817
	GKN P.L.C.	3,414,280	9,270,622
	Greene King P.L.C.	839,838	5,671,307
	Halfords Group P.L.C.	752,842	3,417,059
	Haynes Publishing Group P.L.C.	14,703	53,339
	Headlam Group P.L.C.	330,383	1,258,681
	Henry Boot P.L.C.	426,786	778,238
#	HMV Group P.L.C.	1,545,882	120,425
	Home Retail Group P.L.C.	2,383,080	4,141,365
	Hornby P.L.C.	154,220	329,428
*	Howden Joinery Group P.L.C.	1,985,001	3,147,567
	Huntsworth P.L.C.	838,092	889,790
	Inchcape P.L.C.	1,915,975	8,390,411
	Informa P.L.C.	2,199,628	11,163,394
*	ITV P.L.C.	8,421,431	7,702,556
*	JD Sports Fashion P.L.C.	120,013	1,545,260
	JD Wetherspoon P.L.C.	462,380	2,793,844
*	JJB Sports P.L.C.	156,013	43,150
	John Menzies P.L.C.	244,534	1,857,448
*	Johnston Press P.L.C.	507,412	38,365
	Kesa Electricals P.L.C.	2,105,278	2,735,134
	Ladbrokes P.L.C.	3,578,739	6,615,211
	Laura Ashley Holdings P.L.C.	1,500,394	509,475
	Lookers P.L.C.	1,097,970	882,398

	Marston’s P.L.C.	2,126,189	$3,066,482
*	Mecom Group P.L.C.	200,000	473,506
	Millennium & Copthorne Hotels P.L.C.	691,444	4,303,443
*	Mitchells & Butlers P.L.C.	987,029	3,597,938
	Mothercare P.L.C.	342,220	1,671,951
	N Brown Group P.L.C.	862,304	3,598,782
	Pace P.L.C.	834,489	1,229,242
*	Pendragon P.L.C.	2,428,575	355,335
	Persimmon P.L.C.	1,135,393	7,989,334
	Photo-Me International P.L.C.	3,631	2,865
*	Punch Taverns P.L.C.	2,380,301	413,651
*	Redrow P.L.C.	902,575	1,571,610
	Restaurant Group P.L.C.	780,418	3,332,313
	Rightmove P.L.C.	378,372	7,054,835
	Smiths News P.L.C.	705,619	935,564
*	Spirit Pub Co. P.L.C.	2,380,301	1,317,709
*	Sportech P.L.C.	329,794	207,329
*	Sports Direct International P.L.C.	670,447	2,257,583
	St. Ives Group P.L.C.	436,379	471,158
*	Stylo P.L.C.	64,096	4,748
*	SuperGroup P.L.C.	20,705	331,912
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	11,459,939	6,198,153
	Ted Baker P.L.C.	149,926	1,611,696
	Thomas Cook Group P.L.C.	3,076,507	1,896,332
	Topps Tiles P.L.C.	810,881	427,317
*	Torotrak P.L.C.	19,750	13,824
*	Trinity Mirror P.L.C.	1,014,253	643,389
	TUI Travel P.L.C.	742,372	1,712,294
	UBM P.L.C.	917,439	6,379,234
	UTV Media P.L.C.	230,855	445,819
	Vitec Group P.L.C. (The)	160,303	1,319,448
*	Wagon P.L.C.	237,979	4,639
	WH Smith P.LC.	620,413	4,754,814
	Whitbread P.L.C.	103,235	2,531,385
	William Hill P.L.C.	2,873,883	10,080,370
	Wilmington Group P.L.C.	346,234	502,324
#*	Yell Group P.L.C.	6,267,127	396,279
Total Consumer Discretionary			219,824,178

Consumer Staples — (4.2%)
	A.G. Barr P.L.C.	135,900	2,516,906
	Anglo-Eastern Plantations P.L.C.	108,153	1,120,487
	Booker Group P.L.C.	1,836,641	2,076,670
	Britvic P.L.C.	914,473	4,460,919
	Cranswick P.L.C.	199,793	1,960,685
	Dairy Crest Group P.L.C.	560,392	3,047,238
	Devro P.L.C.	654,975	2,394,908
*	European Home Retail P.L.C.	109,256	—
	Fiberweb P.L.C.	482,639	321,685
	Greggs P.L.C.	422,420	3,022,593
*	Hilton Food Group, Ltd.	1,604	6,033
	McBride P.L.C.	832,651	1,548,812
*	Premier Foods P.L.C.	7,951,806	1,264,803
	PZ Cussons P.L.C.	1,287,639	6,596,693
	R.E.A. Holdings P.L.C.	49,233	531,361
	Robert Wiseman Dairies P.L.C.	221,312	1,030,981
	Tate & Lyle P.L.C.	1,074,000	10,414,068
	Thorntons P.L.C.	313,060	223,764
	Young & Co.’s Brewery P.L.C.	35,000	283,812

	Young & Co.’s Brewery P.L.C. Series A	20,936	$202,623
Total Consumer Staples			43,025,041

Energy — (4.6%)
*	Afren P.L.C.	3,944,497	4,948,456
	Anglo Pacific Group P.L.C.	449,037	1,737,238
*	Cadogan Petroleum P.L.C.	69,803	48,272
*	EnQuest P.L.C.	1,922,771	2,655,995
*	Exillon Energy P.L.C.	87,189	273,523
	Fortune Oil P.L.C.	6,170,225	951,548
*	Hardy Oil & Gas P.L.C.	58,873	153,662
*	Heritage Oil P.L.C.	560,628	2,022,017
	Hunting P.L.C.	462,895	4,283,723
	James Fisher & Sons P.L.C.	171,886	1,362,539
	JKX Oil & Gas P.L.C.	456,676	1,161,794
	John Wood Group P.L.C.	966,565	7,925,963
*	Lamprell P.L.C.	427,888	1,713,552
	Melrose Resources P.L.C.	336,039	716,984
*	Premier Oil P.L.C.	1,778,192	9,559,472
*	Salamander Energy P.L.C.	538,491	1,657,955
*	Soco International P.L.C.	892,380	4,521,950
*	UK Coal P.L.C.	983,835	525,194
Total Energy			46,219,837

Financials — (13.3%)
	Aberdeen Asset Management P.L.C.	2,820,342	7,547,919
	Amlin P.L.C.	1,905,352	8,373,971
	Arbuthnot Banking Group P.L.C.	60,497	286,875
	Ashmore Group P.L.C.	1,022,611	5,137,472
*	BCB Holdings, Ltd.	5,979	4,942
	Beazley P.L.C.	2,031,759	3,664,307
	Brewin Dolphin Holdings P.L.C.	926,221	1,711,619
	Capital & Counties Properties P.L.C.	682,254	1,782,582
*	Capital & Regional P.L.C.	903,177	495,919
	Catlin Group, Ltd.	1,357,851	7,863,233
	Charles Stanley Group P.L.C.	126,349	530,396
	Charles Taylor Consulting P.L.C.	139,215	298,240
	Chesnara P.L.C.	294,893	944,885
	Close Brothers Group P.L.C.	561,047	5,750,308
	Collins Stewart Hawkpoint P.L.C.	473,967	466,957
	Daejan Holdings P.L.C.	33,027	1,253,398
	Development Securities P.L.C.	460,015	1,358,367
*	DTZ Holdings P.L.C.	224,770	103,602
	Evolution Group P.L.C.	1,034,580	1,294,267
	F&C Asset Management P.L.C.	1,735,057	1,757,045
*	GlobeOp Financial Services SA	8,518	38,377
	Hansard Global P.L.C.	16,468	41,841
	Hardy Underwriting Group P.L.C.	161,307	534,186
	Hargreaves Lansdown P.L.C.	591,975	4,127,815
	Helical Bar P.L.C.	374,522	1,131,363
	Henderson Group P.L.C.	3,838,880	6,101,611
	Hiscox, Ltd.	1,562,751	8,944,117
	IG Group Holdings P.L.C.	1,317,769	9,132,310
*	Industrial & Commercial Holdings P.L.C.	5,000	117
	Intermediate Capital Group P.L.C.	914,815	3,041,900
	International Personal Finance P.L.C.	886,685	3,059,108
*	IP Group P.L.C.	387,336	284,706
	Jardine Lloyd Thompson Group P.L.C.	638,821	6,255,778
*	Jupiter Fund Management P.L.C.	69,972	215,356
	Lancashire Holdings, Ltd.	545,449	5,853,936
*	Liontrust Asset Management P.L.C.	129,935	135,499

	London Stock Exchange Group P.L.C.	579,642	$7,242,606
	LSL Property Services P.L.C.	137,031	464,107
*	MWB Group Holdings P.L.C.	379,622	204,918
	Novae Group P.L.C.	212,950	997,355
*	Phoenix Group Holdings P.L.C.	31,378	234,599
	Provident Financial P.L.C.	541,018	8,419,710
*	Puma Brandenburg, Ltd. Capital Shares	1,193,004	119,874
*	Puma Brandenburg, Ltd. Income Shares	1,193,004	47,950
*	Quintain Estates & Development P.L.C.	924,488	576,105
	Rathbone Brothers P.L.C.	169,613	2,741,083
*	Raven Russia, Ltd.	97,118	82,411
*	Rutland Trust P.L.C.	85,288	—
	S&U P.L.C.	21,140	210,851
	Safestore Holdings P.L.C.	213,898	339,761
	Savills P.L.C.	543,867	2,409,965
	Shore Capital Group, Ltd.	1,193,004	372,074
	St. James’s Place P.L.C.	791,622	3,796,441
	St. Modwen Properties P.L.C.	630,419	1,147,666
	Tullett Prebon P.L.C.	830,878	4,366,362
*	Unite Group P.L.C.	513,135	1,317,727
Total Financials			134,615,889

Health Care — (2.0%)
#*	Alizyme P.L.C.	660,805	41,218
	Assura Group, Ltd.	55,851	35,288
	Axis-Shield P.L.C.	234,766	1,665,277
	Bioquell P.L.C.	90,893	145,555
*	BTG P.L.C.	1,126,397	4,352,622
	Consort Medical P.L.C.	116,271	946,731
	Corin Group P.L.C.	126,637	86,719
	Dechra Pharmaceuticals P.L.C.	237,259	1,817,853
	Genus P.L.C.	188,980	3,072,001
	Hikma Pharmaceuticals P.L.C.	530,565	4,687,304
*	Optos P.L.C.	6,631	15,130
*	Oxford Biomedica P.L.C.	2,821,652	229,583
*	Renovo Group P.L.C.	95,255	21,591
*	Southern Cross Healthcare P.L.C.	191,826	18,696
	Synergy Health P.L.C.	102,106	1,360,492
*	Vectura Group P.L.C.	1,349,073	1,803,830
Total Health Care			20,299,890

Industrials — (30.7%)
*	AEA Technology Group P.L.C.	539,970	18,926
#	Air Partner P.L.C.	37,086	200,382
	Alumasc Group P.L.C.	124,366	272,725
	Ashtead Group P.L.C.	2,124,586	4,363,568
*	Autologic Holdings P.L.C.	80,000	23,105
*	Avis Europe P.L.C.	59,960	293,876
	Babcock International Group P.L.C.	1,446,405	14,746,926
	Balfour Beatty P.L.C.	2,828,972	11,190,384
	BBA Aviation P.L.C.	1,907,472	4,940,609
	Berendsen P.L.C.	709,591	4,747,996
	Bodycote P.L.C.	745,786	2,854,261
	Braemar Shipping Services P.L.C.	81,108	367,465
	Brammer P.L.C.	189,963	720,530
	Bunzl P.L.C.	227,489	2,710,863
	Camellia P.L.C.	2,481	354,098
*	Cape P.L.C.	125,752	887,854
	Carillion P.L.C.	1,773,138	9,166,289
	Carr’s Milling Industries P.L.C.	35,330	410,303
	Castings P.L.C.	162,757	742,853

	Charter International P.L.C.	664,438	$8,919,705
	Chemring Group P.L.C.	783,476	6,414,710
	Clarkson P.L.C.	64,187	1,116,089
	Cobham P.L.C.	2,025,731	5,483,484
	Communisis P.L.C.	561,133	223,267
#*	Connaught P.L.C.	307,612	79,869
	Cookson Group P.L.C.	1,135,834	7,582,876
	Costain Group P.L.C.	139,449	465,359
	De La Rue P.L.C.	387,017	5,024,981
*	easyJet P.L.C.	690,633	3,676,573
*	Eleco P.L.C.	80,000	12,631
	Fenner P.L.C.	715,591	3,449,782
	Firstgroup P.L.C.	1,758,336	8,741,564
	Galliford Try P.L.C.	221,362	1,509,647
	Go-Ahead Group P.L.C.	173,516	3,566,554
	Hampson Industries P.L.C.	712,146	105,488
*	Hansen Transmissions International NV	300,858	305,324
	Harvey Nash Group P.L.C.	6,308	5,616
	Hays P.L.C.	5,445,665	5,836,324
*	Helphire P.L.C.	956,560	43,736
	Hogg Robinson Group P.L.C.	126,110	99,807
	Homeserve P.L.C.	1,162,452	8,286,613
	Hyder Consulting P.L.C.	171,164	948,383
	IMI P.L.C.	1,053,765	11,566,557
*	Impellam Group P.L.C.	34,877	174,560
	Interserve P.L.C.	529,664	2,472,876
	Intertek Group P.L.C.	512,289	14,733,845
	Invensys P.L.C.	2,013,357	7,013,606
	ITE Group P.L.C.	1,059,501	2,601,255
	Keller Group P.L.C.	276,404	1,430,079
	Kier Group P.L.C.	152,839	2,998,939
	Latchways P.L.C.	39,288	650,802
	Lavendon Group P.L.C.	484,732	730,607
	Low & Bonar P.L.C.	804,867	621,750
	Management Consulting Group P.L.C.	1,207,875	692,842
	Mears Group P.L.C.	143,030	617,246
	Meggitt P.L.C.	2,465,596	12,765,737
	Melrose P.L.C.	1,583,124	7,136,712
	Michael Page International P.L.C.	1,310,832	7,470,779
	Mitie Group P.L.C.	1,286,774	4,665,180
*	MJ Gleeson Group P.L.C.	195,875	309,571
	Morgan Crucible Co. P.L.C.	1,252,304	4,736,791
	Morgan Sindall P.L.C.	169,608	1,447,798
*	Mouchel Group P.L.C.	469,006	248,852
	National Express Group P.L.C.	1,701,575	6,153,208
*	Northgate P.L.C.	446,068	1,727,868
	PayPoint P.L.C.	105,160	769,020
	PV Crystalox Solar P.L.C.	956,033	192,398
	Qinetiq P.L.C.	2,474,225	4,463,223
	Regus P.L.C.	3,337,697	3,796,656
*	Renold P.L.C.	20,048	8,727
*	Rentokil Initial P.L.C.	6,636,182	7,364,435
	Ricardo P.L.C.	217,815	1,182,479
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,300,889
*	ROK P.L.C.	723,316	—
	Rotork P.L.C.	366,679	8,825,382
	RPS Group P.L.C.	836,994	2,129,203
	Senior P.L.C.	1,762,689	3,945,605
	Severfield-Rowen P.L.C.	371,550	861,618
	Shanks Group P.L.C.	1,786,148	3,066,760

*	SIG P.L.C.	2,074,440	$2,982,505
	Smart (J) & Co. (Contractors) P.L.C.	22,500	124,486
	Speedy Hire P.L.C.	1,197,035	411,594
	Spirax-Sarco Engineering P.L.C.	319,520	8,880,810
	Stagecoach Group P.L.C.	2,148,152	8,176,926
	Sthree P.L.C.	330,670	1,169,672
	T Clarke P.L.C.	148,717	92,542
	Tarsus Group P.L.C.	212,372	442,676
	Travis Perkins P.L.C.	922,110	10,818,450
	Tribal Group P.L.C.	132,810	97,562
*	Trifast P.L.C.	359,985	233,993
	UK Mail Group P.L.C.	197,261	670,707
	Ultra Electronics Holdings P.L.C	283,178	6,599,083
*	Umeco P.L.C.	196,406	984,707
#	Volex P.L.C.	229,354	1,051,288
	Vp P.L.C.	167,297	615,379
	Wincanton P.L.C.	479,763	592,582
	WS Atkins P.L.C.	501,683	4,211,056
	WSP Group P.L.C.	276,589	1,033,742
	XP Power, Ltd.	73,546	1,210,691
Total Industrials			312,185,701

Information Technology — (10.1%)
	Acal P.L.C.	104,729	358,847
	Alphameric P.L.C.	127,141	48,978
*	Alterian P.L.C.	179,139	175,765
	Anite P.L.C.	1,166,924	1,154,717
	Aveva Group P.L.C.	289,692	6,315,213
	Computacenter P.L.C.	446,179	2,565,346
	CSR P.L.C.	683,977	2,221,163
	Dialight P.L.C.	111,362	1,331,055
	Diploma P.L.C.	482,456	2,384,136
	Domino Printing Sciences P.L.C.	455,803	3,266,288
	E2V Technologies P.L.C.	337,612	511,313
	Electrocomponents P.L.C.	1,730,514	5,094,746
	Fidessa Group P.L.C.	137,261	3,348,209
	Halma P.L.C.	1,541,075	7,532,361
*	Imagination Technologies Group P.L.C.	961,901	6,215,919
*	Innovation Group P.L.C.	3,208,091	981,795
	Kewill P.L.C.	368,863	492,807
*	Kofax P.L.C.	317,667	1,418,181
	Laird P.L.C.	915,289	1,958,522
	Logica P.L.C.	6,339,968	7,699,245
	Micro Focus International P.L.C.	568,939	2,839,597
*	Misys P.L.C.	1,604,251	5,351,201
	Moneysupermarket.com Group P.L.C.	483,650	771,682
*	NCC Group P.L.C.	274	2,848
	Oxford Instruments P.L.C.	217,414	2,726,362
	Phoenix IT Group, Ltd.	204,552	606,929
	Premier Farnell P.L.C.	1,467,203	3,518,503
	Psion P.L.C.	500,223	415,918
	Renishaw P.L.C.	188,423	2,978,018
	RM P.L.C.	363,499	429,844
	SDL P.L.C.	338,168	3,405,854
	Spectris P.L.C.	515,234	9,325,201
	Spirent Communications P.L.C.	2,622,105	4,986,463
*	Telecity Group P.L.C.	627,484	5,413,839
	TT electronics P.L.C.	635,179	1,530,272
#	Vislink P.L.C.	274,226	67,053
*	Wolfson Microelectronics P.L.C.	504,759	1,059,353
	Xaar P.L.C.	251,590	897,008

*	Xchanging P.L.C.	691,922	$826,337
Total Information Technology			102,226,888

Materials — (6.9%)
	African Barrick Gold, Ltd.	54,804	427,739
	British Polythene Industries P.L.C.	102,332	541,878
	Carclo P.L.C.	214,230	989,391
*	Centamin Egypt, Ltd.	2,342,533	3,440,868
#*	Central Rand Gold, Ltd.	388,384	1,198
	Croda International P.L.C.	520,183	13,269,581
	DS Smith P.L.C.	1,705,931	4,619,908
	Elementis P.L.C.	1,966,934	3,764,467
	Ferrexpo P.L.C.	888,830	3,628,481
	Filtrona P.L.C.	753,961	4,071,976
*	Gem Diamonds, Ltd.	424,075	1,373,687
	Hill & Smith Holdings P.L.C.	286,257	1,080,036
	Hochschild Mining P.L.C.	640,518	4,051,338
*	International Ferro Metals, Ltd.	167,744	45,674
*	Inveresk P.L.C.	125,000	3,216
*	Lonmin P.L.C.	71,691	1,164,038
	Marshalls P.L.C.	721,612	1,100,313
	Mondi P.L.C.	1,078,021	7,878,709
*	Namakwa Diamonds, Ltd.	6,057	986
	New World Resources P.L.C. Series A	60,201	431,295
	Petropavlovsk P.L.C.	621,750	5,717,688
	Porvair P.L.C.	146,460	200,394
	RPC Group P.L.C.	622,691	3,257,731
*	Talvivaara Mining Co. P.L.C.	272,805	1,059,737
	Victrex P.L.C.	340,523	5,765,140
	Yule Catto & Co. P.L.C.	786,734	1,964,786
	Zotefoams P.L.C.	96,852	196,074
Total Materials			70,046,329

Telecommunication Services — (2.3%)
	Cable & Wireless Communications P.L.C.	9,309,312	5,383,053
*	Cable & Wireless Worldwide P.L.C.	5,909,793	2,835,634
*	Colt Group SA	1,287,437	2,029,924
	Inmarsat P.L.C.	495,912	3,776,701
	Kcom Group P.L.C.	2,643,350	2,894,054
	TalkTalk Telecom Group P.L.C.	1,692,557	3,312,584
*	Telecom Plus P.L.C.	265,603	2,976,216
Total Telecommunication Services			23,208,166

Utilities — (4.0%)
	Dee Valley Group P.L.C.	12,109	225,520
	Drax Group P.L.C.	1,479,700	11,002,908
	Northumbrian Water Group P.L.C.	2,041,545	14,721,536
	Pennon Group P.L.C.	1,445,401	15,143,384
Total Utilities			41,093,348
TOTAL COMMON STOCKS			1,012,745,267
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
	R.E.A. Holdings P.L.C.	5,415	9,326

RIGHTS/WARRANTS — (0.0%)
* Management Consulting Group P.L.C. Warrants 12/31/11	52,718	$12,331
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe P.L.C. Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		12,331

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (0.3%)
§@ DFA Short Term Investment Fund	2,024,051	2,024,051
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.07%, 10/03/11 (Collateralized
by $45,751,600 FNMA 6.500%, 01/01/39, valued at $545,067)## to be repurchased at
$534,382	$534	534,379

TOTAL SECURITIES LENDING COLLATERAL		2,558,430
TOTAL INVESTMENTS — (100.0%)
(Cost $1,087,223,018)^^		$1,015,325,354

Summary of inputs used to value the Series’ investments as of September 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,827,184	$217,996,994	—	$219,824,178
Consumer Staples	283,812	42,741,229	—	43,025,041
Energy	—	46,219,837	—	46,219,837
Financials	172,766	134,443,123	—	134,615,889
Health Care	—	20,299,890	—	20,299,890
Industrials	477,990	311,707,711	—	312,185,701
Information Technology	—	102,226,888	—	102,226,888
Materials	—	70,046,329	—	70,046,329
Telecommunication Services	—	23,208,166	—	23,208,166
Utilities	—	41,093,348	—	41,093,348
Preferred Stocks
Consumer Staples	—	9,326	—	9,326
Rights/Warrants	—	12,331	—	12,331
Temporary Cash Investments	—	—	—	—
Securities Lending Collateral	—	2,558,430	—	2,558,430
TOTAL	$2,761,752	$1,012,563,602	—	$1,015,325,354

See accompanying Notes to Schedules of Investments.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (81.8%)
AUSTRALIA — (50.1%)
*	ABM Resources NL	4,046,411	$192,480
#*	A-Cap Resources, Ltd.	332,583	62,891
*	Acer Energy, Ltd.	229,729	25,115
#	Acrux, Ltd.	494,126	1,506,691
*	Adamus Resources, Ltd.	1,337,620	836,857
	Adelaide Brighton, Ltd.	1,927,272	4,858,685
#	Aditya Birla Minerals, Ltd.	878,000	715,179
*	ADX Energy, Ltd.	473,905	29,968
*	AED Oil, Ltd.	363,401	50,991
*	African Iron, Ltd.	37,307	7,398
*	Ainsworth Game Technology, Ltd.	326,556	115,590
*	AJ Lucas Group, Ltd.	317,969	415,392
*	Alchemia, Ltd.	724,903	248,169
#	Alesco Corp., Ltd.	457,971	595,497
#*	Alkane Resources, Ltd.	938,520	996,754
*	Alliance Resources, Ltd.	444,483	67,349
#*	Allied Gold Mining P.L.C.	17,047	45,940
#*	Allied Healthcare Group, Ltd.	310,840	9,626
#*	Altona Mining, Ltd.	1,108,169	230,357
*	Amadeus Energy, Ltd.	819,137	164,423
	Amalgamated Holdings, Ltd.	462,247	2,533,846
*	Amcom Telecommunications, Ltd.	482,578	360,066
*	Ampella Mining, Ltd.	225,174	409,151
	Ansell, Ltd.	503,479	6,296,517
#*	Antares Energy, Ltd.	934,515	346,206
	AP Eagers, Ltd.	44,147	468,363
#	APA Group, Ltd.	1,461,484	5,671,904
*	Apex Minerals NL	3,458,027	30,083
#	APN News & Media, Ltd.	1,762,639	1,418,161
*	Aquarius Platinum, Ltd.	255,797	717,751
#*	Arafura Resources, Ltd.	1,093,749	587,838
	ARB Corp., Ltd.	339,077	2,646,421
	Ariadne Australia, Ltd.	267,324	82,804
#	Aristocrat Leisure, Ltd.	1,611,892	3,225,714
#	ASG Group, Ltd.	330,724	262,817
#*	Aspire Mining, Ltd.	783,795	332,754
*	Astron, Ltd.	87,221	243,691
*	Atlantic, Ltd.	238,482	331,975
*	Atlas Iron, Ltd.	48,471	130,141
#*	Aurora Oil & Gas, Ltd.	1,265,748	2,692,927
	Ausdrill, Ltd.	1,006,775	2,594,495
#*	Ausenco, Ltd.	173,245	367,592
#*	Ausgold, Ltd.	52,096	65,618
#*	Austal, Ltd.	581,980	1,227,164
*	Austar United Communications, Ltd.	2,887,442	3,209,713
	Austbrokers Holdings, Ltd.	86,074	502,949
#	Austin Engineering, Ltd.	171,559	588,871
*	Austpac Resources NL	2,524,951	86,894
*	Australian Agricultural Co., Ltd.	921,392	1,210,411
#	Australian Infrastructure Fund NL	3,159,690	5,475,291
	Australian Pharmaceutical Industries, Ltd.	5,528,865	1,193,501
*	Australian Worldwide Exploration, Ltd.	1,952,017	1,915,182
	Automotive Holdings Group NL	548,754	1,012,665
*	Autron Corporation, Ltd.	989,247	12,445
#*	Avanco Resources, Ltd.	2,010,636	122,685
#	AVJennings, Ltd.	5,185,036	2,221,320
#*	Azumah Resources, Ltd.	737,953	254,169
*	Ballarat South Gold, Ltd.	1,996	—

#*	Bandanna Energy, Ltd.	622,869	$384,441
#	Bank of Queensland, Ltd.	384,781	2,629,185
#*	Bannerman Resources, Ltd.	332,217	98,604
#*	BC Iron, Ltd.	243,697	548,972
	Beach Energy, Ltd.	4,828,495	4,983,240
*	Beadell Resources, Ltd.	1,500,515	1,035,169
#*	Berkeley Resources, Ltd.	434,006	138,590
	Beyond International, Ltd.	61,256	38,530
#*	Billabong International, Ltd.	640,000	2,019,597
*	Bionomics, Ltd.	207,468	94,878
*	Biota Holdings, Ltd.	1,004,153	771,467
*	Bisalloy Steel Group, Ltd.	469,001	94,484
#	Blackmores, Ltd.	76,842	2,242,515
*	BlueScope Steel, Ltd.	1,707,413	1,177,327
#*	BMA Gold, Ltd.	1,829,221	944,729
	Boart Longyear Group	1,792,094	4,543,620
*	Boom Logistics, Ltd.	51,533	11,067
*	Boulder Steel, Ltd.	1,667,795	80,678
#*	Bow Energy, Ltd.	928,159	1,308,186
	Bradken, Ltd.	652,897	4,111,633
	Breville Group, Ltd.	598,466	1,609,143
#	Brickworks, Ltd.	132,797	1,206,684
*	Brockman Resources, Ltd.	4,798	8,827
	BSA, Ltd.	642,847	122,999
#	BT Investment Management, Ltd.	172,259	327,090
*	Buccaneer Energy, Ltd.	2,428,539	187,131
*	Buru Energy, Ltd.	68,605	41,930
	Cabcharge Australia, Ltd.	475,454	1,977,786
	Calliden Group, Ltd.	633,393	109,140
	Campbell Brothers, Ltd.	263,516	10,498,625
#*	Cape Lambert Resources, Ltd.	373,413	132,495
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral, Ltd.	58,499	10,386
#*	Cardno, Ltd.	316,614	1,408,246
#*	Carnarvon Petroleum, Ltd.	3,885,525	530,181
*	Carnegie Wave Energy, Ltd.	1,008,948	70,650
#*	carsales.com, Ltd.	668,810	3,040,245
#	Cash Converters International, Ltd.	1,180,931	499,772
#*	Catalpa Resources, Ltd.	503,283	753,398
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	107,656	381,777
	Cellnet Group, Ltd.	520,067	159,211
*	Centaurus Metals, Ltd.	1,148,463	93,549
#*	Central Petroleum, Ltd.	1,759,865	80,058
*	Centrebet International, Ltd. Claim Units	81,336	—
*	Centrex Metals, Ltd.	51,889	14,121
#*	Ceramic Fuel Cells, Ltd.	3,181,070	360,007
#*	Cerro Resources NL	1,961,035	258,962
*	CGA Mining, Ltd.	10,124	24,488
#*	Chalice Gold Mines, Ltd.	320,684	93,356
	Challenger, Ltd.	1,114,199	4,519,109
	Chandler Macleod Group, Ltd.	338,118	97,866
*	Chemeq, Ltd.	166,742	—
*	ChemGenex Pharmaceuticals, Ltd.	115,291	2,789
*	Chesser Resources, Ltd.	156,921	66,700
*	Citigold Corp., Ltd.	3,765,806	270,877
	Clarius Group, Ltd.	1,055,873	495,554
*	Clinuvel Pharmaceuticals, Ltd.	118,435	170,693
#	Clough, Ltd.	1,527,345	1,088,920
	Clover Corp., Ltd.	269,348	77,191
#*	CO2 Group, Ltd.	844,559	127,643

#*	Coal of Africa, Ltd.	589,980	$464,216
#*	Coalspur Mines, Ltd.	1,239,823	1,627,058
*	Cockatoo Coal, Ltd.	2,990,238	1,068,904
#	Codan, Ltd.	156,399	188,170
#	Coffey International, Ltd.	587,435	261,550
	Collection House, Ltd.	1,698,942	1,178,074
*	Comet Ridge, Ltd.	65,567	8,482
#	ConnectEast Group, Ltd.	15,054,714	7,869,384
#*	Conquest Mining, Ltd.	1,347,363	587,228
#	Consolidated Media Holdings, Ltd.	1,276,820	2,932,417
*	Continental Coal, Ltd.	461,945	89,268
*	Cooper Energy, Ltd.	336,842	135,098
#	Count Financial, Ltd.	858,791	1,130,411
	Coventry Group, Ltd.	144,778	306,854
#	Credit Corp. Group, Ltd.	110,382	416,389
*	Crusader Resources, Ltd.	155,861	164,821
#	CSG, Ltd.	674,612	690,066
	CSR, Ltd.	1,843,723	4,106,950
*	CTI Logistics, Ltd.	6,000	6,387
#*	CuDeco, Ltd.	399,317	1,309,958
#*	Cue Energy Resources, Ltd.	1,225,966	256,436
#	Customers, Ltd.	477,130	374,287
	Data#3, Ltd.	19,405	214,244
#	David Jones, Ltd.	1,783,074	5,126,872
#	Decmil Group, Ltd.	326,140	570,894
*	Deep Yellow, Ltd.	850,894	100,145
#	Devine, Ltd.	1,989,993	396,941
#*	Discovery Metals, Ltd.	1,249,162	1,560,079
	Domino’s Pizza Enterprises, Ltd.	11,342	72,088
#*	Downer EDI, Ltd.	1,512,526	4,139,858
#*	Dragon Mining, Ltd.	168,012	207,668
#*	Drillsearch Energy, Ltd.	409,967	185,214
	DUET Group, Ltd.	4,437,176	6,895,367
#	DuluxGroup, Ltd.	1,128,621	2,719,394
	DWS Advanced Business Solutions, Ltd.	223,802	259,859
#*	Dyesol, Ltd.	383,671	109,662
#*	Eastern Star Gas, Ltd.	3,259,013	2,389,036
#*	Elders, Ltd.	1,380,363	381,108
#*	Elemental Minerals, Ltd.	388,188	482,173
*	Ellect Holdings, Ltd.	482	—
*	Ellex Medical Lasers, Ltd.	164,826	19,046
	Emeco Holdings, Ltd.	2,143,907	2,002,855
#*	Energy Resources of Australia, Ltd.	235,349	653,424
#*	Energy World Corp., Ltd.	3,906,481	1,903,040
*	Engenco, Ltd.	228,803	19,581
	Envestra, Ltd.	4,919,130	3,127,445
#*	Equatorial Resources, Ltd.	176,571	412,482
	Euroz, Ltd.	74,221	94,736
#*	Exco Resources, Ltd.	429,909	262,811
#*	Extract Resources, Ltd.	270,395	1,966,934
#	Fantastic Holdings, Ltd.	355,613	687,032
*	FAR, Ltd.	2,769,553	71,104
	Finbar Group, Ltd.	58,051	47,961
*	Finders Resources, Ltd.	7,442	2,606
#	FKP Property Group, Ltd.	2,581,353	1,101,239
#	Fleetwood Corp., Ltd.	284,707	3,072,713
#	FlexiGroup, Ltd.	597,372	1,256,738
#	Flight Centre, Ltd.	192,954	3,130,729
#*	Flinders Mines, Ltd.	6,909,293	814,094
#*	Focus Minerals, Ltd.	14,997,679	875,432
*	Forest Enterprises Australia, Ltd.	2,849,173	—

#	Forge Group, Ltd.	236,028	$975,659
*	Forte Energy NL	1,036,232	38,694
	G8 Education, Ltd.	67,817	32,333
#*	Galaxy Resources, Ltd.	760,450	432,007
	Gazal Corp., Ltd.	104,542	191,660
#*	Geodynamics, Ltd.	1,015,653	183,062
#*	Gindalbie Metals, Ltd.	2,600,255	1,181,548
#*	Gloucester Coal, Ltd.	222,493	1,441,092
*	Golden Rim Resources, Ltd.	722,577	73,946
#	Goodman Fielder, Ltd. (B0T0H76)	5,856,026	2,720,096
*	Goodman Fielder, Ltd. (B4PYKG0)	2,377,511	1,104,342
	Graincorp, Ltd. Series A	693,457	4,761,326
#*	Grange Resources, Ltd.	1,234,843	465,383
#*	Great Southern, Ltd.	9,302,784	—
#*	Greenland Minerals & Energy, Ltd.	711,078	329,383
#*	Gryphon Minerals, Ltd.	857,705	1,069,584
#	GUD Holdings, Ltd.	432,916	2,960,845
*	Gujarat NRE Coking Coal, Ltd.	119,865	25,277
#*	Gunns, Ltd.	2,872,620	404,507
#	GWA Group, Ltd.	1,019,230	1,950,537
*	Hastie Group, Ltd.	810,423	72,275
*	Havilah Resources NL	258,836	127,269
#*	HFA Holdings, Ltd.	235,865	156,681
	HGL, Ltd.	102,586	102,024
*	Highlands Pacific, Ltd.	2,651,500	542,592
*	Hillgrove Resources, Ltd.	866,703	183,976
#	Hills Holdings, Ltd.	986,165	953,330
#*	Horizon Oil, Ltd.	3,560,142	618,890
*	Hutchison Telecommunications Australia, Ltd.	7,714,533	430,351
#*	Icon Energy, Ltd.	1,014,750	150,913
#	iiNet, Ltd.	465,071	970,167
	Iluka Resources, Ltd.	573,137	6,708,358
	Imdex, Ltd.	812,684	1,264,580
	IMF Australia, Ltd.	314,016	423,640
*	IMX Resources, Ltd.	594,082	202,854
#	Independence Group NL	892,724	3,664,444
*	Indo Mines, Ltd.	81,968	34,213
#*	Indophil Resources NL	3,102,057	939,699
#	Industrea, Ltd.	1,420,051	1,645,800
*	Industrial Minerals Corp., Ltd.	23,969	3,791
#	Infigen Energy, Ltd.	1,622,704	353,286
	Infomedia, Ltd.	1,458,074	259,723
#*	Integra Mining, Ltd.	3,188,345	1,435,151
	Integrated Research, Ltd.	261,513	105,847
#*	Intrepid Mines, Ltd.	1,794,707	1,576,292
#	Invocare, Ltd.	561,603	3,720,649
#	IOOF Holdings, Ltd.	989,055	5,107,732
	Iress Market Technology, Ltd.	394,340	2,644,203
#*	Iron Ore Holdings, Ltd.	336,216	318,227
#*	Ivanhoe Australia, Ltd.	396,947	364,262
#	JB Hi-Fi, Ltd.	407,557	5,905,441
#*	Jupiter Mines, Ltd.	465,443	121,342
	K&S Corp., Ltd.	201,990	226,453
#*	Kagara, Ltd.	1,731,649	649,919
#*	Kangaroo Resources, Ltd.	2,561,647	384,044
*	Karoon Gas Australia, Ltd.	667,086	1,789,916
#*	Kasbah Resources, Ltd.	478,599	74,649
#*	Kimberley Metals, Ltd.	204,110	48,446
#	Kingsgate Consolidated, Ltd.	560,876	3,877,031
#*	Kingsrose Mining, Ltd.	461,844	543,775
*	Lednium, Ltd.	195,019	15,098

	Lemarne Corp., Ltd.	25,882	$90,704
	Linc Energy, Ltd.	1,190,192	2,146,321
#*	Liquefied Natural Gas, Ltd.	595,144	205,475
*	Little World Beverages, Ltd.	502	1,683
	Lycopodium, Ltd.	56,126	302,888
#	M2 Telecommunications Group, Ltd.	319,890	904,514
	MacMahon Holdings, Ltd.	3,174,294	1,814,009
*	Macmin Silver, Ltd.	371,910	31,087
	Macquarie Telecom Group, Ltd.	35,019	256,922
#*	Magma Metals, Ltd.	240,771	41,614
*	Manhattan Corp., Ltd.	7,972	2,782
#*	Marengo Mining, Ltd.	1,428,204	261,887
#	Matrix Composites & Engineering, Ltd.	130,877	420,323
	MaxiTRANS Industries, Ltd.	942,578	231,571
	Mayne Pharma Group, Ltd.	205,191	71,347
*	McGuigan Simeon Wines, Ltd.	2,238,544	674,037
#	McMillan Shakespeare, Ltd.	228,148	1,856,438
	McPherson’s, Ltd.	303,441	698,525
#	Medusa Mining, Ltd.	493,658	3,231,129
#	Melbourne IT, Ltd.	418,496	564,071
#*	MEO Australia, Ltd.	681,039	103,373
#	Mermaid Marine Australia, Ltd.	906,565	2,758,984
#*	Mesoblast, Ltd.	232,262	1,781,702
*	Metals X, Ltd.	173,131	36,984
#*	Metgasco, Ltd.	667,052	238,154
*	Metminco, Ltd.	1,879,249	316,971
*	MetroCoal, Ltd.	68,725	37,977
#*	MHM Metals, Ltd.	226,490	122,703
*	Mikoh Corp., Ltd.	777,771	19,057
#	Mincor Resources NL	990,706	653,298
*	Mineral Deposits, Ltd.	154,068	688,930
	Mineral Resources, Ltd.	419,678	4,055,208
#*	Mirabela Nickel, Ltd.	1,206,109	1,535,660
#*	Molopo Energy, Ltd.	1,186,993	801,181
#*	Moly Mines, Ltd.	25,253	9,575
#	Monadelphous Group, Ltd.	318,887	5,283,602
*	Morning Star Gold NL	332,749	88,016
	Mortgage Choice, Ltd.	631,109	731,997
#	Mount Gibson Iron, Ltd.	2,962,399	3,738,151
	MSF Sugar, Ltd.	76,721	225,974
#*	Murchison Metals, Ltd.	1,229,022	385,877
#*	Myer Holdings, Ltd.	2,221,367	4,322,941
*	MyState, Ltd.	802	2,748
*	Namoi Cotton Cooperative, Ltd.	196,490	63,192
#*	Nanosonics, Ltd.	259,364	128,716
	National Can Industries, Ltd.	97,017	100,455
#*	Navigator Resources, Ltd.	1,876,284	38,034
#	Navitas, Ltd.	1,157,537	4,260,566
*	New Guinea Energy, Ltd.	359,345	17,004
*	Newland Resources, Ltd.	1,958,775	138,831
*	Nexbis, Ltd.	580,630	27,802
*	Nexus Energy, Ltd.	4,137,686	546,207
#	NIB Holdings, Ltd.	478,733	632,150
#*	Nido Petroleum, Ltd.	6,093,154	223,879
#*	Noble Mineral Resources, Ltd.	859,168	527,949
	Norfolk Group, Ltd.	302,473	315,472
*	North Australian Diamonds, Ltd.	16,663	6,396
#*	Northern Iron, Ltd.	385,399	517,881
#*	Northern Star Resources, Ltd.	718,317	345,449
*	Norton Gold Fields, Ltd.	299,909	55,079
	NRW Holdings, Ltd.	650,440	1,433,188

#*	Nucoal Resources NL	429,538	$143,097
*	Nufarm, Ltd.	618,807	2,514,438
	Oakton, Ltd.	378,695	657,500
*	Oilex, Ltd.	247,428	51,933
#*	Orocobre, Ltd.	257,530	269,211
#	OrotonGroup, Ltd.	89,486	658,218
*	Otto Energy, Ltd.	1,518,553	115,366
#	Pacific Brands, Ltd.	4,412,120	2,821,693
*	Pacific Niugini, Ltd.	200,616	68,436
*	Paladin Energy, Ltd. (6668468)	465,899	534,636
*	Paladin Energy, Ltd. (B420K61)	19,495	22,921
*	Pan Pacific Petroleum NL	1,094,343	120,493
*	PanAust, Ltd.	1,751,439	4,187,121
*	Pancontinental Oil & Gas NL	1,057,588	87,234
#	Panoramic Resources, Ltd.	943,159	1,060,308
*	Paperlinx, Ltd.	2,771,649	190,426
	Patties Foods, Ltd.	36,136	53,665
#	Peet, Ltd.	1,096,798	1,222,191
#*	Peninsula Energy, Ltd.	5,178,834	233,316
*	Perilya, Ltd.	891,134	396,025
#	Perpetual Trustees Australia, Ltd.	161,242	3,197,258
#*	Perseus Mining, Ltd.	1,605,654	4,721,822
#*	Pharmaxis, Ltd.	764,024	528,472
*	Photon Group, Ltd.	240,874	6,912
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	1,251,560	187,378
#*	Pluton Resources, Ltd.	538,056	135,984
	PMP, Ltd.	1,793,594	1,141,657
*	Poseidon Nickel, Ltd.	452,002	70,713
#	Premier Investments, Ltd.	217,219	1,094,169
#*	Prima Biomed, Ltd.	2,338,194	360,351
#	Primary Health Care, Ltd.	1,835,694	5,265,470
	Prime Media Group, Ltd.	1,001,480	637,188
#*	PrimeAg, Ltd.	64,299	68,591
	Programmed Maintenance Service, Ltd.	549,269	1,068,461
*	QRxPharma, Ltd.	109,867	123,246
*	Quickstep Holdings, Ltd.	462,355	61,812
*	Ramelius Resources, Ltd.	1,022,731	1,399,566
*	Range Resources, Ltd.	51,250	7,775
	RCR Tomlinson, Ltd.	1,056,974	1,340,386
	REA Group, Ltd.	208,861	2,339,364
	Reckon, Ltd.	200,966	487,115
*	Red 5, Ltd.	90,225	14,622
#*	Red Fork Energy, Ltd.	382,887	156,004
	Redflex Holdings, Ltd.	377,855	636,920
	Reece Australia, Ltd.	238,457	4,358,132
#*	Reed Resources, Ltd.	633,326	235,716
#*	Regis Resources, Ltd.	1,195,060	3,009,475
#	Reject Shop, Ltd. (The)	117,972	1,073,598
*	Repcol, Ltd.	118,411	43,607
*	Resolute Mining, Ltd.	1,711,616	2,497,321
*	Resource & Investment NL	283,117	161,106
#*	Resource Generation, Ltd.	338,381	126,493
	Retail Food Group, Ltd.	53,237	116,348
#*	Rex Minerals, Ltd.	403,087	463,285
#*	Rialto Energy, Ltd.	1,264,038	385,034
#	Ridley Corp., Ltd.	1,283,068	1,308,447
*	RiverCity Motorway Group, Ltd.	1,563,354	—
#*	Robust Resources, Ltd.	136,513	151,236
#*	Roc Oil Co., Ltd.	2,439,049	713,066
	Rock Building Society, Ltd.	31,054	74,994

	Runge, Ltd.	30,702	$11,588
#	Ruralco Holdings, Ltd.	88,146	271,222
#	SAI Global, Ltd.	1,064,331	4,842,468
*	Salinas Energy, Ltd.	1,161,854	309,623
#	Salmat, Ltd.	664,807	1,657,404
#*	Samson Oil & Gas, Ltd.	4,815,117	565,494
#*	Sandfire Resources NL	394,850	2,262,220
#*	Saracen Mineral Holdings, Ltd.	1,420,962	930,739
	Schaffer Corp., Ltd.	33,766	104,050
#	Sedgman, Ltd.	367,554	660,158
#	Seek, Ltd.	666,916	3,383,257
#	Select Harvests, Ltd.	286,663	382,528
#*	Senex Energy, Ltd.	1,855,780	759,379
#	Servcorp, Ltd.	301,327	792,133
#*	Service Stream, Ltd.	1,432,710	431,018
	Seven Group Holdings, Ltd.	641,345	4,882,043
#	Seven West Media, Ltd.	1,216,239	3,034,446
#	Sigma Pharmaceuticals, Ltd.	4,862,235	3,030,893
*	Sihayo Gold, Ltd.	603,971	69,637
*	Silex System, Ltd.	532,291	1,315,535
*	Silver Lake Resources, Ltd.	569,211	1,409,367
*	Sipa Resources International NL	130,098	15,986
	Sirtex Medical, Ltd.	218,046	899,588
#*	Skilled Group, Ltd.	485,248	797,190
	Slater & Gordon, Ltd.	24,701	43,330
#	SMS Management & Technology, Ltd.	351,858	1,826,998
*	Southern Cross Electrical Engineering, Ltd.	16,785	11,959
#	Southern Cross Media Group, Ltd.	2,546,520	2,333,267
#	SP Telemedia, Ltd.	1,494,571	2,034,270
	Spark Infrastructure Group, Ltd.	4,783,165	5,717,662
#	Specialty Fashion Group, Ltd.	809,557	427,627
	Spotless Group, Ltd.	1,196,861	2,050,305
#*	St. Barbara, Ltd.	1,636,736	3,241,069
#*	Starpharma Holdings, Ltd.	652,875	663,103
*	Straits Resources, Ltd.	878,069	587,772
*	Strike Energy, Ltd.	88,132	9,715
	Structural Systems, Ltd.	138,772	94,587
	STW Communications Group, Ltd.	840,071	726,734
#*	Sundance Energy Australia, Ltd.	751,727	295,231
*	Sundance Resources, Ltd.	8,756,539	3,559,222
#*	Sunland Group, Ltd.	741,191	546,567
#	Super Retail Group, Ltd.	860,738	5,233,812
*	Swick Mining Services, Ltd.	71,883	23,432
	Symex Holdings, Ltd.	492,668	172,328
#	Talent2 International, Ltd.	472,312	532,953
*	Talisman Mining, Ltd.	217,981	82,858
#*	Tanami Gold NL	451,394	437,312
*	Tap Oil, Ltd.	1,465,268	840,156
	Tassal Group, Ltd.	626,912	869,200
	Technology One, Ltd.	1,322,653	1,350,044
	Ten Network Holdings, Ltd.	3,492,166	2,939,473
*	Terramin Australia, Ltd.	155,209	28,587
#*	Texon Petroleum, Ltd.	628,349	283,208
#	TFS Corp., Ltd.	1,323,074	862,414
	Thakral Holdings Group, Ltd.	2,559,697	1,260,177
	ThinkSmart, Ltd.	146,612	57,397
#	Thorn Group, Ltd.	370,228	594,013
*	Thundelarra Exploration, Ltd.	260,965	54,034
#*	Tiger Resources, Ltd.	1,751,101	721,628
*	TNG, Ltd.	87,408	8,175
*	Toro Energy, Ltd.	70,156	5,070

#	Tox Free Solutions, Ltd.	355,104	$715,805
#	Transfield Services, Ltd.	1,784,320	3,245,155
#*	Transpacific Industries Group, Ltd.	2,759,327	1,626,722
#	Troy Resources NL	346,695	1,375,102
	Trust Co., Ltd. (The)	82,756	420,323
	UGL, Ltd.	332,576	3,635,950
	Unity Mining, Ltd.	92,075	11,505
#*	UXC, Ltd.	1,169,545	591,908
#*	Venture Minerals, Ltd.	450,858	143,138
*	Venturex Resources, Ltd.	42,171	3,306
	Village Roadshow, Ltd.	855,994	2,250,089
#*	Virgin Blue Holdings, Ltd.	7,309,339	2,217,432
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,203	4,478
#	Watpac, Ltd.	707,204	857,205
	WDS, Ltd.	375,342	254,518
*	Webfirm Group, Ltd.	124,813	8,201
#	Webjet, Ltd.	356,064	646,815
*	Webster, Ltd.	144,737	54,233
#	Western Areas NL	558,671	2,286,451
*	Westgold Resources, Ltd.	59,310	11,372
#*	White Energy Co., Ltd.	643,913	903,806
	WHK Group, Ltd.	1,202,433	949,162
	Wide Bay Australia, Ltd.	78,573	567,414
#*	WildHorse Energy, Ltd.	212,714	33,531
*	Willmott Forests, Ltd.	17,224	—
#*	Windimurra Vanadium, Ltd.	537,429	88,412
#	Wotif.com Holdings, Ltd.	505,776	1,914,941
#*	WPG Resources, Ltd.	702,896	849,731
TOTAL AUSTRALIA			467,075,906

HONG KONG — (16.0%)
	Aeon Credit Service (Asia) Co., Ltd.	580,000	418,896
	Aeon Stores Hong Kong Co., Ltd.	234,000	540,307
	Alco Holdings, Ltd.	1,426,000	429,580
	Allan International Holdings, Ltd.	720,000	189,118
	Allied Group, Ltd.	683,200	1,762,593
	Allied Overseas, Ltd.	50,000	18,767
#	Allied Properties, Ltd.	12,297,857	1,650,517
*	Amax Holdings, Ltd.	9,312,000	91,498
*	Apac Resources, Ltd.	12,620,000	432,263
*	Apollo Solar Energy Technology Holdings, Ltd.	11,692,000	442,216
*	APT Satellite Holdings, Ltd.	1,275,000	197,898
#*	Artel Solutions Group Holdings, Ltd.	7,885,000	151,980
*	Artini China Co., Ltd.	2,481,000	48,378
	Arts Optical International Holdings, Ltd.	730,000	238,596
	Asia Financial Holdings, Ltd.	2,474,908	922,975
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,844,438
	Asia Standard Hotel Group, Ltd.	11,797,218	825,513
	Asia Standard International Group, Ltd.	13,365,185	2,176,488
*	Associated International Hotels, Ltd.	980,000	1,865,179
	Aupu Group Holding Co., Ltd.	2,504,000	219,883
	Automated Systems Holdings, Ltd.	394,000	32,268
	Bauhaus International Holdings, Ltd.	662,000	176,807
*	Beijing Yu Sheng Tang Pharmaceutical Group, Ltd.	2,440,000	33,731
*	Bel Global Resources Holdings, Ltd.	2,576,000	46,972
*	Bio-Dynamic Group, Ltd.	2,544,000	208,155
*	Birmingham International Holdings, Ltd.	6,502,000	126,911
#	Bonjour Holdings, Ltd.	4,356,000	611,661
	Bossini International Holdings, Ltd.	3,871,500	313,511
#*	Burwill Holdings, Ltd.	8,888,960	136,776
#	Cafe de Coral Holdings, Ltd.	1,172,000	2,779,421

*	Capital Estate, Ltd.	5,151,000	$163,187
	Century City International Holdings, Ltd.	6,419,460	366,763
*	Century Sunshine Group Holdings, Ltd.	3,655,000	95,557
	Champion Technology Holdings, Ltd.	14,734,387	188,557
	Chen Hsong Holdings, Ltd.	898,000	306,815
	Cheuk Nang Holdings, Ltd.	379,041	128,402
	Chevalier International Holdings, Ltd.	737,482	734,551
	Chevalier Pacific Holdings, Ltd.	5,497,500	129,200
#	Chigo Holding, Ltd.	722,000	39,334
*	China Best Group Holding, Ltd.	3,721,400	41,359
*	China Boon Holdings, Ltd.	6,200,000	212,710
*	China CBM Group, Ltd.	6,930,301	564,779
*	China Digicontent Co., Ltd.	2,710,000	3,480
*	China Digital Licensing Group, Ltd.	2,190,000	55,714
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	193,042
*	China Energy Development Holdings, Ltd.	21,966,000	307,202
*	China Financial Services Holdings, Ltd.	954,000	52,286
*	China Flavors & Fragrances Co., Ltd.	144,924	21,217
*	China Gamma Group, Ltd.	7,225,000	165,796
*	China Infrastructure Investment, Ltd.	8,680,000	202,660
*	China Investments Holdings, Ltd.	149,000	2,896
#*	China Mandarin Holdings, Ltd.	5,012,400	79,651
	China Metal International Holdings, Ltd.	2,582,000	426,082
*	China Motion Telecom International, Ltd.	5,080,000	45,046
	China Motor Bus Co., Ltd.	50,000	407,124
*	China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	62,044
*	China Oriental Culture Group, Ltd.	3,600,000	160,172
	China Overseas Grand Oceans Group, Ltd.	15,000	9,263
*	China Pipe Group, Ltd.	100,000	394
#*	China Public Procurement, Ltd.	5,230,000	—
*	China Renji Medical Group, Ltd.	12,784,000	98,498
*	China Solar Energy Holdings, Ltd.	37,990,000	285,295
*	China Strategic Holdings, Ltd.	12,365,000	233,022
#	China Taisan Technology Group Holdings, Ltd.	564,915	40,590
#*	China Timber Resources Group, Ltd.	32,400,000	1,292,058
	China Ting Group Holdings, Ltd.	2,443,151	172,110
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	65,849
*	China WindPower Group, Ltd.	14,540,000	689,833
*	China Yunnan Tin Minerals Group Co., Ltd.	9,428,000	39,389
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	121,696
	Chinney Investments, Ltd.	1,144,000	145,973
	Chong Hing Bank, Ltd.	878,000	1,559,233
*	Chow Sang Sang Holdings International, Ltd.	399,680	860,037
	Chu Kong Shipping Development Co., Ltd.	2,188,000	313,577
*	Chuang’s China Investments, Ltd.	3,388,000	136,762
	Chuang’s Consortium International, Ltd.	3,569,965	279,601
*	Chun Wo Development Holdings, Ltd.	2,002,926	80,309
#	Citic Telecom International Holdings, Ltd.	4,388,000	849,873
*	City e-Solutions, Ltd.	186,000	20,901
#	City Telecom, Ltd.	1,529,751	721,375
	CK Life Sciences International Holdings, Inc.	12,548,000	510,785
*	Climax International Co., Ltd.	40,700	131
	CNT Group, Ltd.	8,315,264	361,868
*	COL Capital, Ltd.	2,725,840	350,994
	Computer & Technologies Holdings, Ltd.	432,000	76,469
	Continental Holdings, Ltd.	5,148,250	73,063
	Cosmos Machinery Enterprises, Ltd.	1,616,400	92,135
*	Cosway Corp., Ltd.	1,950,000	225,308
*	CP Lotus Corp., Ltd.	11,420,000	294,424
	Cross-Harbour Holdings, Ltd. (The)	659,520	535,551
	CSI Properties, Ltd.	22,059,625	478,168

*	CST Mining Group, Ltd.	71,688,000	$904,456
*	Culture Landmark Investment, Ltd.	10,196,000	115,762
*	Culturecom Holdings, Ltd.	965,000	94,329
	Dah Sing Banking Group, Ltd.	1,071,840	958,415
	Dah Sing Financial Holdings, Ltd.	463,750	1,281,754
*	Dan Form Holdings Co., Ltd.	3,261,260	174,019
	DBA Telecommunication Asia Holdings, Ltd.	1,812,000	504,405
#*	Dejin Resources Group Co., Ltd.	23,892,000	232,553
#	Dickson Concepts International, Ltd.	911,000	439,049
*	Digitalhongkong.com, Ltd.	27,388	3,232
*	Doxen Energy Group, Ltd.	542,796	68,148
*	Dragonite International, Ltd.	330,000	3,114
	DVN Holdings, Ltd.	2,183,000	75,070
	Dynamic Holdings, Ltd.	374,000	53,712
	Eagle Nice International Holdings, Ltd.	1,078,000	148,577
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	238,327
*	Eforce Holdings, Ltd.	5,402,000	16,648
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	E-Kong Group, Ltd.	620,000	30,221
	Emperor Entertainment Hotel, Ltd.	2,440,000	349,761
	Emperor International Holdings, Ltd.	5,836,753	834,105
#	Emperor Watch & Jewellery, Ltd.	9,550,000	1,124,917
#*	ENM Holdings, Ltd.	15,112,000	496,872
#*	Enviro Energy International Holdings, Ltd.	4,138,000	94,286
*	EPI Holdings, Ltd.	4,259,927	58,935
*	eSun Holdings, Ltd.	2,322,000	417,377
	EVA Precision Industrial Holdings, Ltd.	5,544,000	1,396,066
*	Ezcom Holdings, Ltd.	72,576	447
	Fairwood, Ltd.	316,600	392,300
	Far East Consortium International, Ltd.	4,570,342	721,929
*	Far East Technology International, Ltd.	179,520	17,751
*	First Natural Foods Holdings, Ltd.	2,365,000	—
#*	Fook Woo Group Holdings, Ltd.	710,000	161,393
*	Foundation Group, Ltd.	2,350,000	35,307
	Fountain SET Holdings, Ltd.	1,944,000	226,331
	Four Seas Mercantile Holdings, Ltd.	592,000	139,186
*	Frasers Property China, Ltd.	16,477,000	318,778
*	Freeman Corp., Ltd.	11,885,000	92,468
	Fujikon Industrial Holdings, Ltd.	912,000	99,582
*	Genting Hong Kong, Ltd.	17,000	5,032
	Get Nice Holdings, Ltd.	12,814,000	552,644
	Giordano International, Ltd.	7,162,000	4,676,490
*	Global Green Tech Group, Ltd.	4,876,000	54,474
*	Global Tech Holdings, Ltd.	5,498,000	21,074
#	Glorious Sun Enterprises, Ltd.	2,662,000	852,113
	Gold Peak Industries Holding, Ltd.	3,118,642	291,241
	Golden Resources Development International, Ltd.	3,330,500	149,065
	Goldin Financial Holdings, Ltd.	480,000	49,659
*	Goldin Properties Holdings, Ltd.	2,040,000	659,328
	Golik Holdings, Ltd.	250,500	14,527
*	Good Fellow Resources Holdings, Ltd.	1,670,000	99,719
*	Grande Holdings, Ltd.	882,000	46,437
	Great Eagle Holdings, Ltd.	517,499	1,117,974
*	Greenheart Group, Ltd.	1,626,000	108,713
*	G-Resources Group, Ltd.	52,053,000	2,541,445
*	Group Sense International, Ltd.	2,448,000	47,093
*	Guangnan Holdings, Ltd.	2,249,600	271,141
*	Guojin Resources Holdings, Ltd.	1,214,295	7,764
	Haitong International Securities Group, Ltd.	1,203,586	337,443
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
#	Hang Ten Group Holdings, Ltd.	2,254,000	434,435

	Hannstar Board International Holdings, Ltd.	1,446,000	$212,424
	Hanny Holdings, Ltd.	747,979	17,648
*	Hans Energy Co., Ltd.	7,556,000	122,705
	Harbour Centre Development, Ltd.	957,500	978,989
*	Hengli Commercial Properties Group, Ltd.	336,000	20,115
	High Fashion International, Ltd.	268,000	101,509
	HKR International, Ltd.	2,494,336	849,353
	Hon Kwok Land Investment Co., Ltd.	314,800	97,299
*	Hong Fok Land, Ltd.	1,210,000	1,554
	Hong Kong Ferry Holdings, Ltd.	809,300	630,393
	Hong Kong Food Investment Holdings, Ltd.	202,184	23,431
	Hongkong Chinese, Ltd.	4,688,000	658,879
	Hop Fung Group Holdings, Ltd.	888,000	55,827
	Hsin Chong Construction Group, Ltd.	1,569,658	171,279
*	Huafeng Group Holdings, Ltd.	6,713,325	123,444
	Hung Hing Printing Group, Ltd.	1,188,000	281,235
	Hutchison Harbour Ring, Ltd.	9,432,000	756,908
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,324,000	470,437
*	Hybrid Kinetic Group, Ltd.	14,884,000	114,914
*	HyComm Wireless, Ltd.	89,090	19,878
*	I-Cable Communications, Ltd.	531,000	27,802
*	IDT International, Ltd.	6,240,183	79,619
*	Imagi International Holdings, Ltd.	17,048,000	419,531
*	International Resources Enterprise, Ltd.	330,000	37,174
	iOne Holdings, Ltd.	3,140,000	23,787
	IPE Group, Ltd.	2,060,000	148,709
#	IT, Ltd.	2,802,532	1,733,352
	ITC Corp., Ltd.	893,645	28,286
*	ITC Properties Group, Ltd.	3,645,747	816,309
#*	Jinchuan Group International Resources Co., Ltd.	1,104,000	277,907
*	Jinhui Holdings, Ltd.	384,000	56,191
*	Jiuzhou Development Co., Ltd.	2,558,000	153,535
	JLF Investment Co., Ltd.	3,293,500	188,843
	Joyce Boutique Holdings, Ltd.	1,530,000	117,869
	Junefield Department Store Group, Ltd.	306,000	22,423
#	K Wah International Holdings, Ltd.	5,583,405	1,102,992
	Kam Hing International Holdings, Ltd.	1,974,000	155,821
	Kantone Holdings, Ltd.	14,737,990	104,721
*	Karl Thomson Holdings, Ltd.	1,188,000	48,138
*	Karrie International Holdings, Ltd.	1,383,600	59,384
	Keck Seng Investments (Hong Kong), Ltd.	904,600	348,841
	Kin Yat Holdings, Ltd.	586,000	129,349
*	King Pacific International Holdings, Ltd.	1,404,200	21,999
*	King Stone Energy Group, Ltd.	2,796,000	418,894
	Kingmaker Footwear Holdings, Ltd.	1,476,955	225,509
#*	Kingston Financial Group, Ltd.	11,717,000	1,167,825
	Kith Holdings, Ltd.	204,000	27,432
*	Kiu Hung Energy Holdings, Ltd.	10,810,000	110,285
*	Ko Yo Chemical Group, Ltd.	16,260,000	224,779
	Kowloon Development Co., Ltd.	1,588,000	1,349,226
*	KTP Holdings, Ltd.	560,400	36,826
	Kwoon Chung Bus Holdings, Ltd.	556,000	106,119
*	Lai Sun Development Co., Ltd.	44,552,800	727,999
*	Lai Sun Garment International, Ltd.	2,770,000	200,564
	Lam Soon Hong Kong, Ltd.	302,310	248,577
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,966
#	Lee & Man Handbags, Ltd.	1,420,000	79,320
#	Lee & Man Holdings, Ltd.	1,420,000	762,543
*	Lee’s Pharmaceutical Holdings, Ltd.	5,000	1,638
	Lerado Group Holdings Co., Ltd.	1,900,000	144,987
	Li Heng Chemical Fibre Technologies, Ltd.	2,023,000	187,829

	Lippo China Resources, Ltd.	8,092,000	$192,399
	Lippo, Ltd.	1,195,700	335,605
*	Lisi Group Holdings, Ltd.	4,262,000	214,915
	Liu Chong Hing Investment, Ltd.	775,200	634,942
*	Longrun Tea Group Co., Ltd.	1,900,000	89,123
	Luen Thai Holdings, Ltd.	1,345,000	106,781
	Luk Fook Holdings International, Ltd.	108,000	315,938
#	Luks Industrial Group, Ltd.	428,913	97,482
*	Lung Cheong International Holdings, Ltd.	6,790,000	207,955
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	802,901
*	Madex International Holdings, Ltd.	3,182,000	54,714
	Magnificent Estates, Ltd.	13,184,000	402,030
	Mainland Headwear Holdings, Ltd.	765,600	63,215
	Man Yue Technology Holdings, Ltd.	1,064,000	169,464
#*	Mascotte Holdings, Ltd.	7,396,000	398,891
	Matrix Holdings, Ltd.	1,067,414	163,113
*	Mei Ah Entertainment Group, Ltd.	11,040,000	201,938
	Melbourne Enterprises, Ltd.	40,500	571,567
#	Melco International Development, Ltd.	3,309,000	2,166,522
#	Midland Holdings, Ltd.	2,914,000	1,201,463
	Ming Fai International Holdings, Ltd.	1,680,000	166,486
*	Ming Fung Jewellery Group, Ltd.	8,650,000	534,718
	Miramar Hotel & Investment Co., Ltd.	772,000	759,610
	Modern Beauty Salon Holdings, Ltd.	160,000	12,286
*	Mongolia Energy Corp., Ltd.	10,603,000	683,294
	Nanyang Holdings, Ltd.	137,500	357,578
	National Electronics Holdings, Ltd.	2,266,000	190,221
	Natural Beauty Bio-Technology, Ltd.	4,470,000	645,404
#	Neo-Neon Holdings, Ltd.	1,884,000	287,863
	Net2Gather China Holdings, Ltd.	8,139,720	76,631
	New Century Group Hong Kong, Ltd.	13,351,464	276,140
*	New Focus Auto Tech Holdings, Ltd.	96,000	24,350
*	New Smart Energy Group, Ltd.	11,325,000	168,696
#*	New Times Energy Corp., Ltd.	25,952,000	215,141
	Neway Group Holdings, Ltd.	24,579,087	266,843
	NewOcean Green Energy Holdings, Ltd.	2,880,000	548,937
*	Next Media, Ltd.	3,725,183	346,146
*	Ngai LiK Industrial Holdings, Ltd.	252,200	21,051
*	Norstar Founders Group, Ltd.	3,256,000	—
#*	North Asia Resources Holdings, Ltd.	2,108,600	121,717
#*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	237,565
*	Orient Power Holdings, Ltd.	804,000	19,410
#	Oriental Watch Holdings, Ltd.	1,604,800	754,935
	Pacific Andes International Holdings, Ltd.	5,262,919	461,418
#	Pacific Basin Shipping, Ltd.	7,551,000	2,936,131
*	Pacific Century Premium Developments, Ltd.	4,403,000	572,606
	Pacific Textile Holdings, Ltd.	1,750,000	896,975
	Paliburg Holdings, Ltd.	2,290,830	726,382
*	Pan Asia Environmental Protection Group, Ltd.	1,258,432	109,927
	Paul Y Engineering Group, Ltd.	77,759	7,128
#*	Peace Mark Holdings, Ltd.	2,738,022	—
	Pearl Oriental Innovation, Ltd.	5,689,800	593,542
	Pegasus International Holdings, Ltd.	226,000	37,170
	Pico Far East Holdings, Ltd.	3,910,000	605,781
*	PME Group, Ltd.	6,410,000	162,629
*	PNG Resources Holdings, Ltd.	16,626,362	288,669
	Pokfulam Development Co., Ltd.	234,000	219,560
	Polytec Asset Holdings, Ltd.	4,993,526	347,699
	Public Financial Holdings, Ltd.	1,928,000	740,405
*	PYI Corp., Ltd.	12,344,000	394,769
*	Pyxis Group, Ltd.	1,936,000	42,263

*	QPL International Holdings, Ltd.	603,000	$14,447
	Raymond Industrial, Ltd.	1,383,400	118,917
	Regal Hotels International Holdings, Ltd.	2,401,800	666,397
*	Richfield Group Holdings, Ltd.	2,416,000	102,302
*	Rising Development Holdings, Ltd.	2,278,000	380,488
	Rivera Holdings, Ltd.	5,710,000	141,018
	Roadshow Holdings, Ltd.	1,456,000	104,549
	Royale Furniture Holdings, Ltd.	1,480,387	290,376
	S.A.S. Dragon Holdings, Ltd.	1,212,000	249,028
	Sa Sa International Holdings, Ltd.	1,270,000	753,100
	Safety Godown Co., Ltd.	398,000	232,200
	Samling Global, Ltd.	6,004,000	299,294
	Samson Paper Holdings, Ltd.	1,800,000	72,765
*	San Miguel Brewery Hong Kong, Ltd.	612,800	100,891
*	Sanyuan Group, Ltd.	415,000	7,994
	SEA Holdings, Ltd.	1,140,000	496,476
*	SEEC Media Group, Ltd.	136,000	6,134
*	Sheng Yuan Holdings, Ltd.	210,000	17,346
#	Shenyin Wanguo, Ltd.	1,297,500	325,419
	Shenzhen High-Tech Holdings, Ltd.	812,000	42,986
*	Shougang Concord Grand Group, Ltd.	2,451,000	86,357
*	Shougang Concord Technology Holdings, Ltd.	4,201,809	168,702
	Shui On Construction & Materials, Ltd.	936,771	810,466
*	Shun Ho Resources Holdings, Ltd.	483,000	67,790
*	Shun Ho Technology Holdings, Ltd.	1,037,452	127,211
	Shun Tak Holdings, Ltd.	4,299,941	1,547,007
	Sing Tao News Corp., Ltd.	1,974,000	249,867
	Singamas Container Holdings, Ltd.	5,922,000	974,853
*	Sino Dragon New Energy Holdings, Ltd.	5,816,000	300,721
*	Sino Gas Group, Ltd.	4,980,000	117,113
*	Sinocan Holdings, Ltd.	350,000	1,753
#*	Sinocop Resources Holdings, Ltd.	3,810,000	345,154
*	Sino-Tech International Holdings, Ltd.	27,990,000	276,518
#*	Sinotel Technologies, Ltd.	763,000	73,511
	SIS International Holdings, Ltd.	34,000	11,435
*	Skyfame Realty Holdings, Ltd.	2,737,750	284,217
	SmarTone Telecommunications Holdings, Ltd.	2,091,500	3,137,411
*	SMI Publishing Group, Ltd.	250,511	483
*	Solomon Systech International, Ltd.	6,312,000	127,361
*	Soundwill Holdings, Ltd.	10,000	9,438
	South China (China), Ltd.	6,744,000	430,621
	South China Financial Holdings, Ltd.	4,872,000	36,611
*	South China Land, Ltd.	20,847,170	246,076
	Southeast Asia Properties & Finance, Ltd.	289,891	74,402
*	Starlight International Holdings, Ltd.	3,125,325	37,191
*	Stella International Holdings, Ltd.	447,574	1,008,053
	Styland Holdings, Ltd.	129,347	290
*	Success Universe Group, Ltd.	5,552,000	196,723
	Sun Hing Vision Group Holdings, Ltd.	358,000	133,083
	Sun Hung Kai & Co., Ltd.	1,422,621	722,925
#*	Sun Innovation Holdings, Ltd.	10,735,655	167,582
*	Sunway International Holdings, Ltd.	866,000	28,748
*	Superb Summit International Timber Co., Ltd.	12,186,600	368,996
#	Sustainable Forest Holdings, Ltd.	10,415,250	319,884
	SW Kingsway Capitol Holdings, Ltd.	5,750,000	77,800
	Synergis Holdings, Ltd.	322,033	27,440
*	Tack Fat Group International, Ltd.	44,480	857
*	Tack Hsin Holdings, Ltd.	1,024,000	305,067
	Tai Cheung Holdings, Ltd.	1,919,000	1,276,696
	Tai Sang Land Development, Ltd.	576,984	204,400
*	Talent Property Group, Ltd.	5,106,420	153,344

	Tan Chong International, Ltd.	1,212,000	$281,054
#	Techtronic Industries Co., Ltd.	4,086,000	2,741,883
*	Termbray Industries International (Holdings), Ltd.	2,304,900	182,882
	Tern Properties Co., Ltd.	51,200	22,005
	Texhong Textile Group, Ltd.	212,000	45,706
#	Texwinca Holdings, Ltd.	2,136,000	2,188,316
*	Theme International Holdings, Ltd.	4,130,000	133,704
*	Tian Teck Land, Ltd.	1,054,000	869,031
*	Tianda Holdings, Ltd.	306,000	15,875
#*	Titan Petrochemicals Group, Ltd.	11,760,000	514,852
*	Tom Group, Ltd.	3,612,000	247,910
	Tongda Group Holdings, Ltd.	10,120,000	260,060
#	Top Form International, Ltd.	2,760,000	129,918
*	Topsearch International Holdings, Ltd.	3,860,000	98,837
	Town Health International Investments, Ltd.	1,175,165	110,126
	Tradelink Electronic Commerce, Ltd.	804,000	92,748
	Transport International Holdings, Ltd.	862,941	1,767,071
*	Trinity, Ltd.	2,566,000	2,029,595
	Tristate Holdings, Ltd.	188,000	86,825
*	TSC Group Holdings, Ltd.	1,928,000	227,741
#	Tse Sui Luen Jewellery International, Ltd.	300,000	153,001
	Tungtex Holdings Co., Ltd.	910,000	114,691
	Tysan Holdings, Ltd.	1,040,773	186,755
#	United Laboratories International Holdings, Ltd. (The)	1,890,000	1,435,593
*	Universal Technologies Holdings, Ltd.	5,910,000	450,430
*	U-Right International Holdings, Ltd.	4,746,000	8,532
*	Value Convergence Holdings, Ltd.	1,216,000	123,707
	Value Partners Group, Ltd.	2,522,000	974,380
	Van Shung Chong Holdings, Ltd.	2,185,335	122,268
*	Vantage International Holdings, Ltd.	2,778,000	175,444
	Varitronix International, Ltd.	1,072,293	393,878
	Vedan International Holdings, Ltd.	3,272,000	207,752
	Veeko International Holdings, Ltd.	4,423,751	134,289
	Victory City International Holdings, Ltd.	3,225,076	241,067
*	Vision Values Holdings, Ltd.	281,400	6,873
*	Vital Group Holdings, Ltd.	470,000	42,021
#	Vitasoy International Holdings, Ltd.	3,623,000	2,310,603
*	Vongroup, Ltd.	10,865,000	45,295
*	VST Holdings, Ltd.	2,266,000	218,283
	Wah Ha Realty Co., Ltd.	278,600	96,033
#*	Wah Nam International Holdings, Ltd.	22,765,720	2,088,236
	Wai Kee Holdings, Ltd.	7,960,738	1,218,375
	Wai Yuen Tong Medicine Holdings, Ltd.	1,664,341	24,694
	Wang On Group, Ltd.	8,391,286	69,347
*	Warderly International Holdings, Ltd.	520,000	32,052
	Water Oasis Group, Ltd.	1,632,000	125,505
	Win Hanverky Holdings, Ltd.	1,712,000	126,295
*	Winfoong International, Ltd.	1,331,000	12,045
#*	Wing Hing International Holdings, Ltd.	7,700,000	274,625
#	Wing On Co. International, Ltd.	781,000	1,501,242
	Wing Tai Properties, Ltd.	1,957,331	620,061
*	Winteam Pharmaceutical Group, Ltd.	4,264,000	597,880
	Wong’s International (Holdings), Ltd.	737,641	121,700
	Wong’s Kong King International Holdings, Ltd.	120,000	12,131
	Xingye Copper International Group, Ltd.	1,615,000	204,515
	Y. T. Realty Group, Ltd.	865,000	193,998
	Yangtzekiang Garment, Ltd.	606,500	150,116
	Yau Lee Holdings, Ltd.	534,000	65,883
*	Yeebo (International Holdings), Ltd.	572,000	95,172
#	YGM Trading, Ltd.	345,000	665,446

	Yugang International, Ltd.	93,492,000	$510,602
TOTAL HONG KONG			148,997,242

MALAYSIA — (0.0%)
	*Autoways Holdings Berhad	10,000	4,041
	*Rekapacific Berhad	473,000	—
TOTAL MALAYSIA			4,041

NEW ZEALAND — (5.8%)
	Abano Healthcare Group, Ltd.	26,266	81,757
#	Air New Zealand, Ltd.	1,548,187	1,277,824
	Auckland International Airport, Ltd.	1,384,681	2,406,852
	Cavalier Corp., Ltd.	283,674	688,229
	CDL Investments (New Zealand), Ltd.	395,965	89,847
	Colonial Motor Co., Ltd.	148,846	289,168
*	Ebos Group, Ltd.	175,110	871,831
*	Fisher & Paykel Appliances Holdings, Ltd.	3,072,837	1,045,000
	Fisher & Paykel Healthcare Corp., Ltd.	2,649,497	5,060,549
	Freightways, Ltd.	746,485	1,810,843
	Hallenstein Glasson Holdings, Ltd.	242,461	626,283
*	Heartland New Zealand, Ltd.	173,369	64,637
	Hellaby Holdings, Ltd.	344,804	677,988
	Infratil, Ltd.	2,223,810	2,999,871
	Mainfreight, Ltd.	400,596	2,967,219
	Methven, Ltd.	70,490	74,118
	Michael Hill International, Ltd.	1,534,152	942,117
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	390,817
	New Zealand Exchange, Ltd.	358,081	635,477
	New Zealand Oil & Gas, Ltd.	1,810,156	903,750
	New Zealand Refining Co., Ltd.	614,710	1,494,460
	Northland Port Corp. (New Zealand), Ltd.	217,513	222,947
#	Nuplex Industries, Ltd.	1,006,382	2,154,062
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	3,937,903
	Pumpkin Patch, Ltd.	606,913	375,581
	Pyne Gould Corp., Ltd.	173,369	34,195
*	Pyne Gould Guinness, Ltd.	336,600	102,073
*	Rakon, Ltd.	346,364	170,603
	Restaurant Brands New Zealand, Ltd.	395,866	633,175
*	Richina Pacific, Ltd.	274,180	75,248
*	Rubicon, Ltd.	1,113,829	339,387
	Ryman Healthcare, Ltd.	1,665,657	3,214,490
	Sanford, Ltd.	393,618	1,501,297
	Scott Technology, Ltd.	34,446	37,936
*	Seafresh Fisheries, Ltd.	80,520	1,719
	Skellerup Holdings, Ltd.	274,790	258,097
	Sky City Entertainment Group, Ltd.	2,751,615	6,963,581
	Sky Network Television, Ltd.	928,697	3,824,106
	South Port (New Zealand), Ltd.	30,744	78,751
	Steel & Tube Holdings, Ltd.	389,046	692,090
*	Tenon, Ltd.	19,132	9,485
	Tourism Holdings, Ltd.	274,867	127,415
	Tower, Ltd.	883,715	930,321
*	TrustPower, Ltd.	29,925	161,173
	Vector, Ltd.	968,771	1,880,416
	Warehouse Group, Ltd.	515,371	1,251,961
TOTAL NEW ZEALAND			54,376,649

SINGAPORE — (9.9%)
#*	Abterra, Ltd.	525,800	391,863

	Advanced Holdings, Ltd.	691,000	$73,688
	Armstrong Industrial Corp., Ltd.	1,236,000	213,998
*	Asia Environment Holdings, Ltd.	528,793	120,367
*	Asiasons Capital, Ltd.	1,023,000	142,554
*	Asiatravel.com Holdings, Ltd.	17,879	4,461
	ASL Marine Holdings, Ltd.	719,600	272,537
	A-Sonic Aerospace, Ltd.	408,996	15,501
	AusGroup, Ltd.	1,656,000	401,796
	Baker Technology, Ltd.	1,272,000	248,100
#*	Ban Joo & Co., Ltd.	2,179,000	23,140
	Banyan Tree Holdings, Ltd.	955,000	422,467
	Beng Kuang Marine, Ltd.	922,000	107,357
	Best World International, Ltd.	221,500	23,757
	Beyonics Technology, Ltd.	6,510,300	911,652
#	BH Global Marine, Ltd.	621,000	88,277
*	Biosensors International Group, Ltd.	3,419,237	3,158,007
	Bonvests Holdings, Ltd.	978,000	678,570
	Boustead Singapore, Ltd.	887,000	548,079
#	Breadtalk Group, Ltd.	385,800	138,462
#	Broadway Industrial Group, Ltd.	922,000	226,215
	Brothers Holdings, Ltd.	454,628	52,140
	Bukit Sembawang Estates, Ltd.	409,003	1,152,379
*	Bund Center Investment, Ltd.	1,014,000	131,821
	CEI Contract Manufacturing, Ltd.	432,000	35,626
	Cerebos Pacific, Ltd.	545,000	1,974,638
	CH Offshore, Ltd.	1,539,400	428,483
*	Changjiang Fertilizer Holdings, Ltd.	515	72
	China Aviation Oil Singapore Corp., Ltd.	928,000	627,290
*	China Dairy Group, Ltd.	1,502,000	91,768
#*	China Energy, Ltd.	3,110,000	121,051
	China Merchants Holdings Pacific, Ltd.	809,000	357,990
	China Sunsine Chemical Holdings, Ltd.	28,000	4,997
	China XLX Fertiliser, Ltd.	618,000	124,662
	Chip Eng Seng Corp., Ltd.	1,894,800	492,999
	Chosen Holdings, Ltd.	1,202,000	124,988
	Chuan Hup Holdings, Ltd.	3,967,000	602,699
*	Compact Metal Industries, Ltd.	643,000	1,967
	Creative Technology, Ltd.	272,200	557,696
	CSC Holdings, Ltd.	1,829,000	137,957
	CSE Global, Ltd.	1,997,000	1,246,473
	CWT, Ltd.	1,046,700	746,707
	Datapulse Technology, Ltd.	27,000	4,314
*	Delong Holdings, Ltd.	1,361,000	330,192
*	Digiland International, Ltd.	11,763,000	17,988
	Ellipsiz, Ltd.	123,000	9,016
	EnGro Corp, Ltd.	354,000	207,057
*	Enviro-Hub Holdings, Ltd.	1,445,666	109,557
	Etika International Holdings, Ltd.	179,000	40,455
	Eu Yan Sang International, Ltd.	559,800	316,594
*	Eucon Holdings, Ltd.	1,318,000	20,766
*	euNetworks Group, Ltd.	411,000	4,584
	Ezion Holdings, Ltd.	1,880,000	678,911
#	Ezra Holdings, Ltd.	2,198,000	1,403,087
	F.J. Benjamin Holdings, Ltd.	1,175,000	288,437
#	Falcon Energy Group, Ltd.	1,007,000	137,217
*	Federal International 2000, Ltd.	1,675,350	48,172
#	First Resources, Ltd.	2,043,000	1,899,483
	Food Empire Holdings, Ltd.	1,094,400	280,387
*	Fragrance Group, Ltd.	2,715,000	594,422
	Freight Links Express Holdings, Ltd.	4,140,737	171,272
*	Fu Yu Corp., Ltd.	3,544,750	172,377

#*	Gallant Venture, Ltd.	2,386,000	$493,391
	GK Goh Holdings, Ltd.	1,458,000	772,150
	Global Yellow Pages, Ltd.	299,000	22,927
#*	GMG Global, Ltd.	4,344,000	721,242
	Goodpack, Ltd.	1,160,000	1,338,822
	GP Batteries International, Ltd.	343,000	272,804
	GP Industries, Ltd.	2,872,209	1,001,470
*	Grand Banks Yachts, Ltd.	250,000	65,945
*	GuocoLand, Ltd.	528,564	761,432
*	GuocoLeisure, Ltd.	1,109,000	497,930
	Guthrie GTS, Ltd.	234,000	77,864
*	Healthway Medical Corp., Ltd.	3,994,776	248,040
	Hersing Corp., Ltd.	1,285,000	234,695
*	HG Metal Manufacturing, Ltd.	426,000	25,939
	Hiap Seng Engineering, Ltd.	612,000	122,326
	Hi-P International, Ltd.	1,203,000	481,743
	Ho Bee Investment, Ltd.	1,042,000	1,048,720
*	Hong Fok Corp., Ltd.	2,769,700	858,712
	Hong Leong Asia, Ltd.	510,000	577,419
	Hotel Grand Central, Ltd.	1,182,535	642,598
	Hotel Properties, Ltd.	1,346,400	2,085,562
	Hour Glass, Ltd.	622,744	515,525
	HTL International Holdings, Ltd.	1,063,843	275,612
#*	Huan Hsin Holdings, Ltd.	1,106,400	99,186
	HupSteel, Ltd.	1,572,875	215,862
	Hwa Hong Corp., Ltd.	2,186,000	729,936
#	Hyflux, Ltd.	2,081,500	2,349,019
	IFS Capital, Ltd.	421,080	119,097
*	Informatics Education, Ltd.	2,722,000	106,848
	InnoTek, Ltd.	846,000	217,950
	Intraco, Ltd.	390,500	62,488
	IPC Corp., Ltd.	724,000	61,707
	Isetan (Singapore), Ltd.	122,500	291,548
	Jadason Enterprises, Ltd.	728,000	34,017
*	Jasper Investments, Ltd.	90,680	4,129
*	Jaya Holdings, Ltd.	1,468,000	531,952
*	JES International Holdings, Ltd.	2,096,000	265,344
*	Jiutian Chemical Group, Ltd.	2,337,000	51,574
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,349,500	276,845
#	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,291,989
	Khong Guan Flour Milling, Ltd.	35,000	37,732
	Kian Ann Engineering, Ltd.	1,276,000	207,188
	Kian Ho Bearings, Ltd.	664,500	110,951
	Koh Brothers Group, Ltd.	1,312,000	179,501
*	Lafe Corp., Ltd.	1,234,800	49,822
	LC Development, Ltd.	2,631,504	282,789
	Lee Kim Tah Holdings, Ltd.	1,600,000	700,861
*	Lion Asiapac, Ltd.	473,000	64,150
	Lum Chang Holdings, Ltd.	1,042,030	236,759
	M1, Ltd.	1,701,000	3,175,889
#*	Manhattan Resources, Ltd.	953,000	694,533
#*	Marco Polo Marine, Ltd.	608,000	182,161
	Memstar Technology, Ltd.	1,114,000	33,434
	Memtech International, Ltd.	1,322,000	98,284
#	Mercator Lines Singapore, Ltd.	555,000	51,197
	Metro Holdings, Ltd.	2,085,792	1,031,110
#	Midas Holdings, Ltd.	4,237,000	1,188,746
*	Mirach Energy, Ltd.	460,000	44,466
	Miyoshi Precision, Ltd.	353,500	18,369
	Multi-Chem, Ltd.	1,263,000	140,987

	Nam Cheong, Ltd.	871,740	$79,707
	Nera Telecommunications, Ltd.	1,079,000	274,775
	New Toyo International Holdings, Ltd.	1,624,000	265,783
	Novo Group, Ltd.	55,500	11,252
	NSL, Ltd.	417,000	400,661
#*	Oceanus Group, Ltd.	5,169,000	489,508
#	OKP Holdings, Ltd.	207,000	87,068
	Orchard Parade Holdings, Ltd.	990,359	970,771
#	OSIM International, Ltd.	1,092,000	891,093
	Ossia International, Ltd.	522,554	48,355
#	Otto Marine, Ltd.	2,451,000	249,370
#	Pan Pacific Hotels Group, Ltd.	1,669,500	2,477,686
	Pan-United Corp., Ltd.	2,006,000	635,121
*	Penguin International, Ltd.	400,000	19,872
	Petra Foods, Ltd.	871,000	1,164,500
	Popular Holdings, Ltd.	2,763,650	323,732
	PSC Corp., Ltd.	1,823,419	262,205
	QAF, Ltd.	907,561	388,696
	Qian Hu Corp., Ltd.	674,600	42,001
#	Raffles Education Corp., Ltd.	2,338,593	793,727
#	Raffles Medical Group, Ltd.	753,067	1,280,913
	Rotary Engineering, Ltd.	1,143,600	508,616
	Roxy-Pacific Holdings, Ltd.	214,000	63,890
*	S i2i, Ltd.	13,387,000	468,345
	San Teh, Ltd.	999,087	427,738
*	Sapphire Corp., Ltd.	704,000	95,761
	SBS Transit, Ltd.	953,500	1,236,196
	SC Global Developments, Ltd.	416,000	355,630
*	Seroja Investments, Ltd.	17,767	2,587
	Sim Lian Group, Ltd.	2,070,000	774,472
*	Sinarmas Land, Ltd.	4,095,000	668,911
	Sing Investments & Finance, Ltd.	198,450	210,521
	Singapore Land, Ltd.	63,000	279,332
	Singapore Post, Ltd.	4,352,120	3,396,634
	Singapore Reinsurance Corp., Ltd.	1,514,530	309,465
	Singapore Shipping Corp., Ltd.	1,689,000	233,409
	Singapura Finance, Ltd.	174,062	211,660
	Sinostar PEC Holdings, Ltd.	160,000	17,351
*	Sinwa, Ltd.	388,500	32,586
	SMB United, Ltd.	1,253,000	217,529
#	Sound Global, Ltd.	1,432,000	452,259
	Stamford Land Corp., Ltd.	2,927,000	1,051,689
	Straco Corp., Ltd.	130,000	16,433
	Sunningdale Tech, Ltd.	2,086,000	152,360
#	Sunvic Chemical Holdings, Ltd.	1,056,000	416,302
#	Super Group, Ltd.	1,022,000	1,217,838
	Superbowl Holdings, Ltd.	522,000	111,891
#*	Swiber Holdings, Ltd.	1,427,000	548,080
#*	Swissco Holdings, Ltd.	579,000	87,214
	Tat Hong Holdings, Ltd.	1,116,800	581,680
#	Technics Oil & Gas, Ltd.	572,000	369,485
	Thakral Corp., Ltd.	6,028,000	113,654
#*	Tiger Airways Holdings, Ltd.	1,065,000	672,617
	Tiong Woon Corp. Holding, Ltd.	901,000	138,249
*	Transcu Group, Ltd.	4,936,000	188,699
	Trek 2000 International, Ltd.	973,000	218,547
#	Tuan Sing Holdings, Ltd.	3,008,475	588,306
#	UMS Holdings, Ltd.	1,082,000	232,095
#	United Engineers, Ltd.	726,014	979,878
#	United Envirotech, Ltd.	1,051,000	233,820
	United Industrial Corp., Ltd.	230,000	465,272

	United Overseas Insurance, Ltd.	187,250	$449,920
	UOB-Kay Hian Holdings, Ltd.	1,475,400	1,711,917
	Venture Corp., Ltd.	431,000	2,182,859
	Vicom, Ltd.	120,000	297,153
#	WBL Corp., Ltd.	597,000	1,410,234
#	Wee Hur Holdings, Ltd.	924,000	185,231
	Wheelock Properties, Ltd.	1,210,000	1,495,682
	Wing Tai Holdings, Ltd.	1,872,000	1,734,420
	Xpress Holdings, Ltd.	3,079,000	80,163
	YHI International, Ltd.	1,174,000	249,660
*	Yoma Strategic Holdings, Ltd.	132,000	6,955
#	Yongnam Holdings, Ltd.	3,921,000	694,389
TOTAL SINGAPORE			92,343,207
TOTAL COMMON STOCKS			762,797,045
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Litigation Rights	81,336	—
*	Industrial Minerals Corp., Ltd. Warrants 06/08/13	545	23
*	Navigator Resources, Ltd. Warrants 07/31/14	729,666	4,237
TOTAL AUSTRALIA			4,260

HONG KONG — (0.0%)
*	Allied Properties, Ltd. Warrants 06/13/16	2,459,571	28,425
*	Guojin Resources Holdings, Ltd. Rights 09/29/11	1,335,724	—
*	New Smart Energy Group, Ltd. Rights 10/14/11	11,325,000	26,177
TOTAL HONG KONG			54,602

SINGAPORE — (0.0%)
*	Sinarmas Land, Ltd. Warrants 11/18/15	1,293,285	84,050
*	Transcu Group, Ltd. Warrants 09/01/13	1,018,000	15,567
TOTAL SINGAPORE			99,617
TOTAL RIGHTS/WARRANTS			158,479

		Shares/
		Face
		Amount	Value†
		(000)
SECURITIES LENDING COLLATERAL — (18.2%)
§@	DFA Short Term Investment Fund	169,476,431	169,476,431
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.07%, 10/03/11 (Collateralized
	by $45,751,600 FNMA 6.500%, 01/01/39, valued at $478,053)## to be repurchased at
	$468,682	$469	468,679

TOTAL SECURITIES LENDING COLLATERAL			169,945,110

TOTAL INVESTMENTS — (100.0%)
(Cost $1,013,124,066)^^			$932,900,634

Summary of inputs used to value the Series’ investments as of September 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,431,159	$459,644,747	—	$467,075,906
Hong Kong	484,869	148,512,373	—	148,997,242
Malaysia	—	4,041	—	4,041
New Zealand	78,751	54,297,898	—	54,376,649
Singapore	507,817	91,835,390	—	92,343,207
Rights/Warrants
Australia	4,260	—	—	4,260
Hong Kong	28,425	26,177	—	54,602
Singapore	84,050	15,567	—	99,617
Securities Lending Collateral	—	169,945,110	—	169,945,110
TOTAL	$8,619,331	$924,281,303	—	$932,900,634

See accompanying Notes to Schedules of Investments.

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
September 30, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (86.9%)
AUSTRIA — (2.3%)
	Agrana Beteiligungs AG	17,322	$1,889,632
	Andritz AG	74,624	6,075,630
#*	A-TEC Industries AG	21,828	24,565
	Atrium European Real Estate, Ltd. AG	285,281	1,358,042
	Austria Email AG	715	7,182
	Austria Technologie & Systemtechnik AG	38,157	449,583
	BKS Bank AG	3,120	75,132
	BWT AG	29,870	605,539
*	CA Immobilien Anlagen AG	163,483	1,972,939
*	Constantia Packaging AG Escrow Shares	18,095	—
*	DO & CO Restaurants & Catering AG	203	7,282
*	EAG-Beteiligungs AG	1,650	2,213
#	EVN AG	79,899	1,148,290
#	Flughafen Wien AG	42,954	1,827,634
	Frauenthal Holding AG	12,084	144,003
#*	Intercell AG	104,732	287,785
	Josef Manner & Co. AG	870	57,661
#	Kapsch TrafficCom AG	12,406	818,771
	Lenzing AG	32,907	3,215,041
#	Mayr-Melnhof Karton AG	32,872	2,960,331
	Oberbank AG	37,973	2,390,300
#	Oesterreichischen Post AG	105,958	3,013,436
	Palfinger AG	48,572	1,012,800
#*	Polytec Holding AG	30,272	216,035
#	RHI AG	98,844	1,949,950
	Rosenbauer International AG	12,941	547,422
*	S IMMO AG	109,232	576,227
*	S&T System Integration & Technology Distribution AG	6,318	16,558
	Schoeller-Bleckmann Oilfield Equipment AG	35,247	2,403,909
	Semperit Holding AG	28,953	1,148,863
*	Strabag SE	101,540	3,076,354
	UBM Realitaetenentwicklung AG	1,440	51,896
#	Uniqa Versicherungen AG	184,842	2,858,902
#*	Warimpex Finanz und Beteiligungs AG	10,047	16,378
	Wienerberger AG	343,922	4,006,828
	Wolford AG	11,252	366,305
	Zumtobel AG	85,416	1,460,101
TOTAL AUSTRIA			48,039,519

BELGIUM — (3.0%)
*	Ablynx NV	69,930	385,746
	Ackermans & van Haaren NV	87,214	6,112,587
*	Agfa-Gevaert NV	578,523	1,493,037
	Arseus NV	44,606	613,485
	Atenor Group NV	2,205	91,541
	Banque Nationale de Belgique SA	952	2,789,208
	Barco NV	55,666	2,533,175
#	Bekaert SA	8,592	349,803
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	246,513
	Compagnie d’Entreprises SA	41,428	2,197,789
*	Compagnie du Bois Sauvage SA	87	2
	Compagnie Immobiliere de Belgique SA	10,535	370,655
	Compagnie Maritime Belge SA	64,746	1,500,592
#*	Deceuninck NV	268,523	482,731
#*	Devgen NV	38,445	216,327
	D’ieteren SA	129,060	6,394,022
	Duvel Moorgat SA	8,799	798,515
	Econocom Group SA	65,485	1,144,292

	Elia System Operator SA	124,286	$5,043,156
*	Euronav SA	86,554	495,811
	EVS Broadcast Equipment SA	32,060	1,657,953
	Exmar NV	132,340	730,313
	Floridienne SA	2,033	364,935
*	Galapagos NV	44,568	350,021
	Gimv NV	13,874	677,917
	Hamon & Compagnie International SA	3,876	94,666
	Henex SA	5,913	343,862
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	239,667
	Ion Beam Applications SA	79,751	534,780
	Jensen-Group NV	12,030	139,502
*	Kinepolis Group NV	13,078	968,457
	Lotus Bakeries NV	1,361	693,887
	Melexis NV	93,665	1,136,787
	Nyrstar NV	545,316	4,744,416
#	Omega Pharma SA	85,437	3,932,965
*	Option NV	61,536	32,977
*	Picanol NV	16,620	224,104
*	RealDolmen NV	6,631	135,399
	Recticel SA	59,009	363,744
	Resilux SA	4,095	289,383
	Rosier SA	655	238,461
	Roularta Media Group NV	8,081	157,109
*	SAPEC SA	3,531	213,239
	Sioen Industries NV	52,140	344,786
	Sipef NV	25,469	1,968,272
	Softimat SA	26,232	133,644
*	Spector Photo Group SA	8,349	6,089
	Telenet Group Holding NV	61,251	2,243,879
	Ter Beke NV	2,281	146,809
	Tessenderlo Chemie NV	103,618	2,822,214
#*	ThromboGenics NV	80,284	1,819,794
*	TiGenix NV	22,164	19,883
	Van de Velde NV	27,539	1,241,371
	VPK Packaging Group SA	12,084	467,736
TOTAL BELGIUM			62,738,008

DENMARK — (2.7%)
*	Aarhus Lokalbank A.S.	7,872	11,649
*	Aktieselskabet Skjern Bank A.S.	3,276	60,702
*	Alk-Abello A.S.	24,238	1,391,156
*	Alm. Brand A.S. (Almindelig Brand)	284,932	361,599
*	Amagerbanken A.S.	647,900	—
	Ambu A.S.	23,646	586,407
*	Arkil Holdings A.S. Series B	780	64,997
	Auriga Industries A.S. Series B	57,796	765,143
#*	Bang & Olufsen Holdings A.S.	127,467	1,390,603
*	Bavarian Nordic A.S.	66,632	478,078
*	BoConcept Holding A.S.	5,650	102,012
	Brodrene Hartmann A.S. Series B	11,730	199,700
*	Brondbyernes IF Fodbold A.S. Series B	14,814	45,317
#	D/S Norden A.S.	98,232	2,703,763
*	Dalhoff Larsen & Horneman A.S.	40,950	63,535
*	Dantherm Holding A.S.	3,547	9,835
	DFDS A.S.	12,693	861,882
*	DiBa Bank A.S.	2,300	16,149
*	Djursland Bank A.S.	8,970	224,498
#	East Asiatic Co., Ltd. A.S.	55,571	1,132,920
*	F.E. Bording A.S.	600	51,094
*	Fionia Holding A.S.	17,880	—

	Fluegger A.S. Series B	4,198	$232,150
*	Genmab A.S.	140,715	818,968
	GN Store Nord A.S.	798,612	4,925,940
*	GPV Industri A.S. Series B	2,200	11,882
	Gronlandsbanken A.S.	768	42,033
*	H&H International A.S. Series B	17,280	108,051
	Harboes Bryggeri A.S.	12,252	188,606
	Hojgaard Holding A.S. Series B	2,750	59,180
	IC Companys A.S.	35,278	859,323
*	Incentive A.S.	3,575	11,907
	Jeudan A.S.	4,620	307,860
*	Jyske Bank A.S.	159,428	4,717,362
	Lan & Spar Bank A.S.	5,150	250,340
*	Lastas A.S. Series B	10,870	60,667
	Lollands Bank A.S.	310	7,196
*	Mols-Linien A.S.	27,490	70,460
*	NeuroSearch A.S.	79,539	315,913
#	NKT Holding A.S.	92,105	3,320,362
	Nordjyske Bank A.S.	17,600	241,260
	Norresundby Bank A.S.	7,350	203,688
	North Media A.S.	36,665	197,831
*	Ostjydsk Bank A.S.	3,405	136,731
#*	Parken Sport & Entertainment A.S.	33,556	484,090
	Per Aarsleff A.S. Series B	6,080	410,430
	Ringkjoebing Landbobank A.S.	16,422	1,631,291
	Roblon A.S. Series B	540	58,332
#	Rockwool International A.S.	12,614	1,113,019
	Royal Unibrew A.S.	36,299	1,848,140
*	Salling Bank A.S.	430	22,838
#	Satair A.S.	11,242	1,170,640
	Schouw & Co. A.S.	74,017	1,368,120
	SimCorp A.S.	17,973	2,578,384
*	Sjaelso Gruppen A.S.	78,110	20,916
*	SKAKO A.S.	1,577	4,682
	Solar Holdings A.S. Series B	16,009	614,140
*	Spar Nord Bank A.S.	123,135	771,176
*	Sparbank A.S.	10,930	81,102
*	Sparekassen Faaborg A.S.	1,972	107,166
	Sydbank A.S.	278,016	4,917,066
	Thrane & Thrane A.S.	15,703	582,959
	Tivoli A.S.	969	507,722
#*	TK Development A.S.	153,640	398,466
*	Topdanmark A.S.	53,386	8,355,136
*	TopoTarget A.S.	378,484	132,106
#*	Topsil Semiconductor Materials A.S.	194,350	16,963
*	Torm A.S.	123,250	154,362
	United International Enterprises, Inc. (UIE)	2,156	234,429
*	Vestjysk Bank A.S.	27,573	157,785
TOTAL DENMARK			55,350,209

FINLAND — (5.7%)
	Ahlstrom Oyj	20,798	346,000
#	Aktia Oyj	7,053	51,173
*	Aldata Solutions Oyj	194,535	158,509
#	Alma Media Oyj	277,852	2,249,508
*	Amanda Capital Oyj	67,120	137,618
	Amer Sports Oyj Series A	421,831	5,318,688
#	Aspo Oyj	77,875	678,167
	Atria P.L.C.	17,705	126,944
*	Bank of Aland P.L.C. Series B	17,663	246,878
	BasWare Oyj	34,550	812,128

#*	Biotie Therapies Corp. Oyj	774,610	$467,001
	Cargotec Oyj Series B	132,519	3,211,991
*	Citycon Oyj	352,093	1,204,160
*	Componenta Oyj	34,813	183,451
*	Comptel P.L.C.	324,863	266,547
	Cramo Oyj	155,694	1,315,935
	Digia P.L.C.	55,020	187,458
*	Efore Oyj	114,965	126,640
*	Elcoteq SE	3,041	968
*	Elektrobit Corp. Oyj	2,476	1,545
	Elisa Oyj	494,801	10,114,870
	Etteplan Oyj	62,600	191,153
*	Finnair Oyj	264,846	1,036,742
*	Finnlines Oyj	124,906	1,285,065
#	Fiskars Oyj Abp	181,663	3,415,584
#	F-Secure Oyj	463,536	1,205,504
*	GeoSentric Oyj	244,900	3,281
*	Glaston Oyj Abp	131,940	112,577
	HKScan Oyj	99,158	609,931
	Huhtamaki Oyj	362,987	3,795,073
	Ilkka-Yhtyma Oyj	61,503	526,412
#	KCI Konecranes Oyj	245,559	4,935,105
#	Kemira Oyj	368,427	4,044,868
	Kesko Oyj	107,555	3,309,153
	Laennen Tehtaat Oyj	18,920	362,284
	Lassila & Tikanoja Oyj	125,791	1,779,005
	Lemminkainen Oyj	20,941	564,268
#*	M-Real Oyj Series B	1,549,706	3,185,373
*	Neo Industrial Oyj	16,652	94,091
*	Neste Oil Oyj	251,407	2,181,856
	Nordic Aluminium Oyj	10,440	335,730
	Okmetic Oyj	54,904	340,216
	Olvi Oyj Series A	62,708	1,279,061
#	Oriola-KD Oyj Series A	5,045	12,121
	Oriola-KD Oyj Series B	320,695	723,150
	Orion Oyj Series A	128,371	2,595,801
#	Orion Oyj Series B	337,043	6,786,715
#	Outokumpu Oyj	381,565	2,503,688
	Outotec Oyj	133,044	4,750,230
	PKC Group Oyj	55,424	761,606
	Pohjola Bank P.L.C.	403,547	4,245,281
	Ponsse Oyj	25,336	240,394
#	Poyry Oyj	187,165	1,466,071
	Raisio P.L.C. Series V	490,304	1,560,635
	Ramirent Oyj	314,761	1,929,599
	Rapala VMC Oyj	113,258	816,461
#	Rautaruukki Oyj Series K	323,076	3,239,756
	Raute Oyj Series A	10,390	100,112
#	Ruukki Group Oyj	604,909	792,209
#	Sanoma Oyj	276,990	3,256,311
	Sievi Capital P.L.C.	123,479	345,640
*	SRV Group P.L.C.	7,277	43,307
	Stockmann Oyj Abp Series A	43,914	820,815
#	Stockmann Oyj Abp Series B	107,109	1,801,544
*	Technopolis Oyj	121,527	513,996
*	Tecnomen Lifetree Oyj	2,061	969
#	Teleste Oyj	53,559	192,644
	Tieto Oyj	291,983	3,672,518
#	Tikkurila Oyj	66,415	1,128,265
	Tulikivi Oyj	79,440	81,860
	Turkistuottajat Oyj	8,490	162,480

#	Uponor Oyj Series A	217,678	$1,796,721
	Vacon Oyj	45,190	2,098,620
	Vaisala Oyj Series A	39,132	898,891
	Viking Line Abp	10,400	311,102
	Yit Oyj	390,890	5,871,264
TOTAL FINLAND			117,319,287

FRANCE — (10.3%)
#	ABC Arbitrage SA	26,282	218,678
#*	Air France-KLM SA	215,465	1,574,816
#	Akka Technologies SA	7,320	157,981
	Ales Groupe SA	32,239	538,642
*	Altamir Amboise SA	50,165	437,584
	ALTEN SA	68,354	1,845,731
#*	Altran Technologies SA	362,083	1,599,083
	April SA	74,171	1,134,791
#*	Archos SA	29,067	242,715
*	Arkema SA	176,289	10,208,686
*	Artprice.com SA	3,246	100,708
	Assystem SA	55,571	923,860
*	Atari SA	33,339	67,016
	AtoS SA	139,331	6,013,551
	Aubay SA	10,285	65,757
#	Audika SA	21,251	455,116
#	Aurea SA	3,551	28,640
*	Avanquest Software SA	5,228	14,048
*	Avenir Telecom SA	17,841	14,858
*	Axway Software SA	22,982	482,788
*	Baccarat SA	1,090	202,847
	Banque Tarneaud SA	1,430	166,420
#	Beneteau SA	179,820	2,554,581
#*	Bigben Interactive SA	10,338	113,669
#*	BioAlliance Pharma SA	15,037	69,907
	Boiron SA	28,682	784,167
	Boizel Chanoine Champagne SA	7,266	492,799
	Bonduelle SCA	13,650	1,183,133
	Bongrain SA	15,028	953,954
#	Bourbon SA	182,470	4,151,772
*	Boursorama SA	41,117	352,285
#*	Bull SA	309,488	1,322,860
	Burelle SA	3,894	934,608
	Cafom SA	5,092	63,604
	CBo Territoria SA	28,320	107,161
	Cegedim SA	16,591	504,791
	CEGID Group SA	3,956	82,388
	CFAO SA	24,307	869,907
*	Cie des Alpes	442	11,011
*	Cie Generale de Geophysique - Veritas SA	142,257	2,505,640
	Ciments Francais SA	4,853	403,267
*	Club Mediterranee SA	70,886	1,219,462
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	80,931
*	CS Communication & Systemes SA	7,643	30,718
	Damartex SA	21,101	577,629
	Delachaux SA	26,973	2,952,735
*	Derichebourg SA	548,515	1,969,231
	Devoteam SA	11,983	200,812
*	Dynaction SA	14,454	129,991
*	Eiffage SA	11,355	350,250
	Electricite de Strasbourg SA	21,886	2,814,541
	Entrepose Contracting SA	796	88,983
	Esso S.A.F.	9,411	869,036

#	Establissements Maurel et Prom SA	323,678	$5,267,386
*	Etam Developpement SA	1,148	22,029
	Euler Hermes SA	36,906	2,227,386
#*	Euro Disney SCA	55,332	342,975
#	Eurofins Scientific SA	10,894	823,436
	Exel Industries SA	10,680	525,795
	Faiveley Transport SA	7,804	468,115
	Faurecia SA	87,585	1,865,599
	Fimalac SA	31,490	1,157,849
	Fleury Michon SA	4,694	150,804
#	Flo Groupe SA	29,358	181,406
#*	GameLoft SA	52,880	257,420
*	Gascogne SA	6,907	290,403
	Gaumont SA	14,043	642,500
*	GECI International SA	59,392	109,732
	Gemalto NV	133,294	6,338,546
	Gevelot SA	3,584	254,238
*	GFI Informatique SA	134,770	519,433
	GL Events SA	19,373	519,690
	GPE Groupe Pizzorno SA	5,200	104,198
	Groupe Crit SA	24,255	454,653
*	Groupe Go Sport SA	1,695	23,812
	Groupe Gorge SA	18,510	153,148
	Groupe Guillin SA	1,200	73,253
*	Groupe Open SA	27,590	176,467
#*	Groupe Partouche SA	45,590	106,406
#	Groupe Steria SCA	71,983	1,204,490
	Guerbet SA	6,577	543,285
#	Guyenne et Gascogne SA	25,083	2,669,964
*	Haulotte Group SA	61,352	522,492
	Havas SA	1,237,226	4,517,390
*	Hi-Media SA	78,131	253,245
*	Idsud SA	2,227	65,577
	Ingenico SA	118,736	4,447,200
	Interparfums SA	9,234	254,965
*	Ipsen SA	55,251	1,662,669
#	Ipsos SA	89,607	2,892,595
*	Jacquet Metal Service SA	48,141	600,642
*	Kaufman & Broad SA	4,383	79,256
	Korian SA	8,204	159,086
	Laurent-Perrier SA	12,546	1,257,014
	LDC SA	19	1,726
	Lectra SA	83,499	551,594
	Lisi SA	16,907	1,154,936
*	LVL Medical Groupe SA	18,786	320,857
	M6 Metropole Television SA	155,729	2,524,897
	Maisons France Confort SA	4,331	132,460
#*	Manitou BF SA	48,911	770,818
	Manutan International SA	13,379	753,057
*	Medica SA	6,685	118,216
	Mersen SA	64,007	2,533,239
*	METabolic EXplorer SA	3,034	15,857
	MGI Coutier SA	2,753	113,728
*	Montupet SA	1,081	5,827
	Mr. Bricolage SA	23,846	324,607
#	Naturex SA	9,279	614,106
#	Neopost SA	92,156	6,757,373
#	Nexans SA	110,500	6,394,364
#	Nexity SA	82,947	2,301,543
*	NicOx SA	13,013	18,430
	Norbert Dentressangle SA	20,989	1,613,079

*	NRJ Group SA	12,748	$120,025
*	Oeneo SA	113,285	259,696
	Orpea SA	101,314	4,095,468
	Osiatis SA	1,400	9,665
#	PagesJaunes Groupe SA	384,634	1,515,127
	Paris Orleans et Cie SA	2,430	58,758
*	Parrot SA	17,614	360,158
	Pierre & Vacances SA	18,411	732,735
	Plastic Omnium SA	95,424	2,255,337
	Plastivaloire SA	4,552	107,338
	PSB Industries SA	8,438	282,471
	Rallye SA	95,651	2,748,051
*	Recylex SA	55,481	240,278
	Remy Cointreau SA	82,777	5,706,538
	Robertet SA	3,167	506,503
#*	Rodriguez Group SA	31,298	117,872
	Rougier SA	6,115	229,272
	Rubis SA	75,186	3,787,305
*	Rue du Commerce SA	136	1,009
#*	S.T. Dupont SA	88,031	44,817
	SA des Ciments Vicat	21,047	1,371,445
	Sabeton SA	13,500	233,514
	Saft Groupe SA	69,864	1,876,147
	SAMSE SA	8,342	659,018
	Sartorius Stedim Biotech SA	2,099	126,836
	SEB SA	3,051	245,634
	Seche Environnement SA	3,300	162,920
#	Sechilienne SA	60,146	1,010,556
	Securidev SA	2,500	117,900
#	Sequana SA	46,996	286,905
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	147,070
	Societe BIC SA	74,331	6,328,744
	Societe d’Edition de Canal Plus SA	306,742	1,806,533
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	2,229,573
*	Societe Internationale de Plantations d’Heveas SA	1,332	135,969
	Societe Pour l’Informatique Industrielle SA	40,908	244,621
*	Societe Television Francaise 1 SA	204,984	2,548,368
#*	Soitec SA	383,996	2,044,530
	Somfy SA	21,738	5,470,718
	Sopra Group SA	22,982	1,306,615
*	Spir Communication SA	731	23,137
*	Stallergenes SA	270	17,486
#*	Ste Industrielle d’Aviation Latecoere SA	11,169	133,059
	Stef-TFE SA	28,838	1,286,020
*	Store Electronic SA	118	1,574
	Sucriere de Pithiviers Le Vieil SA	1,745	1,751,391
*	Sword Group SA	7,454	126,973
	Synergie SA	54,902	602,660
#*	Technicolor SA	321,494	950,594
	Teleperformance SA	181,538	3,856,506
	Tessi SA	5,050	393,269
#*	Theolia SA	250,816	310,867
	Tonnellerie Francois Freres SA	3,839	145,160
	Total Gabon SA	471	179,919
	Touax SA	1,290	37,844
	Toupargel Groupe SA	111	1,606
#*	Transgene SA	6,753	73,074
	Trigano SA	21,351	391,189
#*	UbiSoft Entertainment SA	223,352	1,200,854
	Union Financiere de France Banque SA	16,828	494,954
	Valeo SA	229,231	9,635,772

	Viel et Compagnie SA	158,130	$557,785
#	Vilmorin & Cie SA	20,195	1,971,399
	Virbac SA	17,494	2,836,312
#*	Vivalis SA	10,311	83,437
	VM Materiaux SA	6,914	282,285
	Vranken Pommery Monopole SA	13,094	472,627
	Zodiac Aerospace SA	89,170	6,841,170
*	Zueblin Immobiliere France SA	1,365	5,284
TOTAL FRANCE			212,643,648

GERMANY — (12.8%)
	A.S. Creation Tapeton AG	6,853	231,804
*	AAP Implantate AG	47,250	51,615
*	Aareal Bank AG	423,110	6,541,550
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	244
#*	ADVA AG Optical Networking	128,074	567,719
	AGROB Immobilien AG	5,800	66,700
#*	Air Berlin P.L.C.	117,774	425,647
#	Aixtron SE	314,748	4,566,059
*	Aligna AG	318,087	11,506
*	Allgeier Holding AG	1,692	24,866
	Amadeus Fire AG	16,192	557,114
*	Andreae-Noris Zahn AG	26,412	1,012,338
#*	Asian Bamboo AG	29,133	466,761
	AUGUSTA Technologie AG	26,396	538,690
	Aurubis AG	152,783	7,724,625
	Baader Bank AG	132,511	381,024
#*	Balda AG	127,634	977,854
#	Bauer AG	21,678	495,223
#	BayWa AG	20,761	804,195
	Bechtle AG	41,242	1,372,745
	Bertrandt AG	23,001	1,093,731
*	Beta Systems Software AG	8,550	21,157
	Bilfinger Berger SE	162,980	12,283,347
*	Biolitec AG	26,843	81,168
	Biotest AG	20,784	1,137,807
*	BKN International AG	33,408	537
*	BMP Media Vestors AG	43,506	41,534
#*	Borussia Dortmund GmbH & Co. KGaA	208,512	574,095
#	Carl Zeiss Meditec AG	86,687	1,533,765
*	CAT Oil AG	47,541	254,404
	Celesio AG	97,267	1,279,978
	CENIT AG	1,487	9,876
*	Centrosolar Group AG	20,542	49,432
#	Centrotec Sustainable AG	42,634	770,649
	Centrotherm Photovoltaics AG	28,152	574,686
	Cewe Color Holding AG	15,268	580,277
*	Colonia Real Estate AG	2,965	15,656
#	Comdirect Bank AG	139,558	1,371,309
#	CompuGroup Medical AG	14,015	166,383
*	Conergy AG	221,178	87,111
#*	Constantin Medien AG	314,299	616,522
	CropEnergies AG	53,810	358,677
	CTS Eventim AG	106,100	3,160,618
*	Curanum AG	100,137	267,484
	D. Logistics AG	113,203	172,013
	DAB Bank AG	130,043	537,143
	Data Modul AG	11,455	198,032
	Delticom AG	6,024	519,513
	Deutsche Beteiligungs AG	29,695	591,746
	Deutsche Wohnen AG	194,621	2,585,875

*	Deutz AG	263,835	$1,460,751
#*	Dialog Semiconductor P.L.C.	166,323	2,815,725
	DIC Asset AG	13,115	99,890
	Dierig Holding AG	10,500	167,556
#	Douglas Holding AG	105,346	4,134,611
	Dr. Hoenle AG	14,858	186,261
	Draegerwerk AG & Co. KGaA	921	69,774
	Drillisch AG	158,285	1,547,264
	Duerr AG	36,111	1,163,607
	DVB Bank SE	173,470	5,531,509
	Eckert & Ziegler AG	6,924	236,992
#	Elmos Semiconductor AG	34,592	313,235
#	ElreingKlinger AG	105,909	2,476,039
#*	Epigenomics AG	5,535	31,341
	Erlus AG	2,970	115,613
#*	Euromicron AG	6,147	156,741
	Euwax AG	17,978	1,189,079
#*	Evotec AG	1,165,338	3,488,911
#	Fielmann AG	52,283	5,236,165
*	First Sensor AG	3,931	50,865
*	FJA AG	217	451
#	Freenet AG	372,758	4,354,307
	Fuchs Petrolub AG	139,623	5,547,461
#*	GAGFAH SA	281,532	1,700,932
	GBW AG	28,417	500,445
	Gerresheimer AG	89,828	3,759,483
	Gerry Weber International AG	89,108	2,535,430
	Gesco AG	10,010	777,135
	GFK SE	72,083	2,751,335
	GFT Technologies AG	66,050	265,353
#*	Gigaset AG	119,273	401,288
#*	Gildemeister AG	112,651	1,426,271
*	Grammer AG	32,013	534,654
	Grenkeleasing AG	33,471	1,650,340
	H&R AG	21,428	425,142
	Hamborner REIT AG	28,257	241,539
#	Hamburger Hafen und Logistik AG	55,006	1,527,826
#*	Hansa Group AG	146,815	850,487
#	Hawesko Holding AG	19,463	883,828
#*	Heidelberger Druckmaschinen AG	734,833	1,532,669
*	Homag Group AG	13,586	174,067
*	IKB Deutsche Industriebank AG	21,843	14,149
	Indus Holding AG	45,532	1,146,258
	Innovation in Traffic Systems AG	23,949	526,516
#	Interseroh SE	21,642	1,447,139
#*	Intershop Communications AG	62,598	211,415
	Isra Vision Systems AG	10,917	237,130
*	IVG Immobilien AG	480,972	1,684,488
*	Jenoptik AG	162,963	1,006,313
*	Kampa AG	35,505	2,378
	Kloeckner & Co. SE	341,221	4,200,930
#	Koenig & Bauer AG	6,358	96,185
	Kontron AG	189,937	1,371,911
#	Krones AG	72,618	3,764,022
	KSB AG	3,584	2,336,014
#*	Kuka AG	102,786	1,835,959
	KWS Saat AG	17,224	3,228,089
	Leifheit AG	12,500	310,579
	Leoni AG	115,635	3,706,787
*	Loewe AG	25,187	122,754
#	LPKF Laser & Electronics AG	20,347	251,541

#*	Manz AG	5,470	$182,784
#*	Masterflex AG	19,347	148,544
*	Maxdata Computer AG	94,120	15,258
	Mediclin AG	119,554	635,970
#*	Medigene AG	87,499	132,620
#	Mensch und Maschine Software AG	27,532	175,244
#	MLP AG	216,957	1,383,646
*	Mobotix AG	562	45,321
*	Mologen AG	24,513	233,243
*	Morphosys AG	62,322	1,589,625
#*	MPC Muenchmeyer Petersen Capital AG	5,101	12,743
#	MTU Aero Engines Holding AG	176,697	11,018,553
#	Muehlbauer Holding & Co. AG	14,905	513,080
#	MVV Energie AG	114,055	3,632,467
	Nemetschek AG	24,668	913,475
*	Nexus AG	33,813	292,856
#*	Nordex SE	126,718	622,105
#	OHB AG	35,659	512,352
	Oldenburgische Landesbank AG	4,234	169,413
	P&I Personal & Informatik AG	17,889	629,869
*	Patrizia Immobilien AG	33,628	157,136
#	Pfeiffer Vacuum Technology AG	34,071	2,992,503
#*	Pfleiderer AG	158,664	94,291
#*	Phoenix Solar AG	15,055	165,077
	PNE Wind AG	167,451	365,268
#	Praktiker AG	195,237	830,836
	Progress-Werk Oberkirch AG	6,250	279,038
#	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	30,993	750,213
#	PVA TePla AG	46,019	217,771
#*	Q-Cells SE	226,583	176,195
*	QSC AG	306,094	827,662
	R Stahl AG	14,410	395,656
#	Rational AG	15,420	3,461,545
*	REALTECH AG	13,541	104,196
	Renk AG	18,838	1,594,250
	Repower Systems SE	5,276	1,002,894
	Rheinmetall AG	126,352	5,926,642
	Rhoen-Klinikum AG	406,308	8,227,627
*	Roth & Rau AG	14,271	420,683
	Ruecker AG	18,949	236,682
	S.A.G. Solarstrom AG	21,788	95,173
*	SAF-Holland SA	54,481	267,859
	Schaltbau Holding AG	1,557	132,753
*	Sedo Holding AG	69,691	222,299
	Sektkellerei Schloss Wachenheim AG	14,520	127,764
*	SER Systems AG	9,400	214
#*	SGL Carbon SE	229,387	12,076,159
#*	Singulus Technologies AG	236,814	771,145
	Sinner AG	2,660	52,862
	Sixt AG	81,198	1,523,034
*	SKW Stahl-Metallurgie Holding AG	14,708	255,693
#*	Sky Deutschland AG	1,051,866	2,686,340
*	SM Wirtschaftsberatungs AG	18,841	108,541
#	SMA Solar Technology AG	13,470	697,652
#*	SMT Scharf AG	942	23,888
	Software AG	192,899	6,040,642
#*	Solar Millennium AG	34,471	137,227
*	Solar-Fabrik AG	13,966	40,402
#	Solarworld AG	285,203	1,179,809
*	Solon SE	25,350	46,212
	Stada Arzneimittel AG	185,987	3,904,542

	STINAG Stuttgarter Invest AG	35,003	$754,992
	Stoehr & Co. AG	6,000	26,377
	STRATEC Biomedical AG	27,909	1,089,424
*	Sunways AG	15,188	40,682
#*	Suss Microtec AG	59,969	504,917
	Symrise AG	330,233	7,632,571
	Syzygy AG	30,656	132,082
*	TAG Immobilien AG	136,495	1,099,698
	Takkt AG	126,507	1,521,897
	TDS Informationstechnologie AG	89,063	516,868
	Telegate AG	16,807	129,097
*	Tipp24 SE	7,363	321,946
#*	Tom Tailor Holding AG	6,556	98,870
	Tomorrow Focus AG	113,715	521,714
#*	TUI AG	468,655	2,409,440
	UMS United Medical Systems International AG	7,531	59,581
	UmweltBank AG	17,805	574,474
	United Internet AG	78,497	1,326,941
	VBH Holding AG	9,415	47,523
*	Verbio AG	50,804	166,420
#	Vossloh AG	37,975	3,736,568
	VTG AG	28,427	513,652
#	Wacker Neuson SE	42,377	479,319
*	Wanderer-Werke AG	7,903	635
	Washtec AG	1,318	16,912
	Wincor Nixdorf AG	119,287	5,355,901
	Wirecard AG	284,730	4,356,099
	Wuerttembergische Lebensversicherung AG	27,308	549,172
	Wuerttembergische Metallwarenfabrik AG	29,451	1,012,312
	XING AG	5,288	384,748
	Zhongde Waste Technology AG	4,008	42,724
#*	zooplus AG	2,612	154,859
TOTAL GERMANY			264,619,691

GREECE — (1.9%)
*	Aegean Airlines S.A.	5,746	12,356
*	Aegek S.A.	120,000	17,430
*	Agricultural Bank of Greece S.A.	75,249	35,508
*	Alfa Alfa Energy S.A.	3,810	7,095
*	Alpha Bank A.E.	584,671	1,019,887
*	Alumil Aluminum Industry S.A.	48,665	18,148
*	Alysida S.A.	2,376	6,338
*	Anek Lines S.A.	504,442	87,106
*	Astir Palace Hotels S.A.	93,886	226,801
*	Athens Medical Center S.A.	150,874	55,721
*	Atlantic Supermarkets S.A.	34,730	3,722
*	Attica Bank S.A.	184,869	92,257
*	Atti-Kat S.A.	56,554	3,012
*	Autohellas S.A.	83,520	138,006
*	Babis Vovos International Construction S.A.	59,807	29,738
*	Balafas S.A.	15,200	3,869
*	Balkan Real Estate S.A.	5,450	2,650
*	Bank of Cyprus Public Co., Ltd.	2,291,679	3,538,412
	Bank of Greece S.A.	76,047	1,788,589
*	Daios Plastics S.A.	16,350	119,820
*	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	275,576	97,843
*	EFG Eurobank Ergasias S.A.	971,907	1,189,578
*	Elastron S.A.	97,711	59,860
*	Elbisco Holding S.A.	28,098	20,363
	Elektrak S.A.	37,647	79,904
*	Elektroniki Athinon S.A.	22,490	6,629

	Ellaktor S.A.	522,735	$1,007,886
*	Etma Rayon S.A.	11,242	21,237
	Euro Reliance General Insurance Co. S.A.	54,730	34,951
*	Euromedica S.A.	33,849	15,485
	EYDAP Athens Water Supply & Sewage Co. S.A.	108,270	438,887
*	F.G. Europe S.A.	4,536	2,795
*	Folli Follie Group S.A.	115,021	995,625
*	Forthnet S.A.	254,703	63,434
*	Fourlis Holdings S.A.	146,579	566,504
*	Frigoglass S.A.	112,792	808,482
	GEK Terna S.A.	296,155	471,881
*	Geniki Bank S.A.	31,074	11,821
*	Halkor S.A.	226,556	219,599
*	Hellenic Cables S.A.	65,236	126,351
	Hellenic Exchanges S.A.	251,904	979,809
	Hellenic Petroleum S.A.	324,378	2,535,961
*	Hellenic Sugar Industry S.A.	78,005	108,594
	Hellenic Telecommunication Organization Co. S.A.	233,266	991,559
*	Heracles General Cement Co. S.A.	77,436	273,313
*	Iaso S.A.	206,042	199,925
	Inform P. Lykos S.A.	32,660	33,051
*	Informatics S.A.	3,778	1,569
*	Intracom Holdings S.A.	315,975	103,944
*	Intracom Technical & Steel Constructions S.A.	75,202	48,224
	Intralot S.A.-Integrated Lottery Systems & Services	431,249	495,637
*	Ionian Hotel Enterprises S.A.	16,914	317,052
*	Ipirotiki Software & Publications S.A.	22,110	57,466
	JUMBO S.A.	267,463	1,380,920
	Karelia Tobacco Co., Inc. S.A.	5,787	456,529
*	Kathimerini Publishing S.A.	47,170	208,190
*	Lambrakis Press S.A.	115,149	18,499
*	Lamda Development S.A.	905	2,990
*	Lan-Net S.A.	12,688	20,398
*	Lavipharm S.A.	65,331	21,355
	Loulis Mills S.A.	41,702	82,129
*	Marfin Investment Group S.A.	2,342,108	735,704
*	Marfin Popular Bank PCL	3,572,665	1,696,347
	Metka S.A.	99,168	740,115
*	Michaniki S.A.	165,545	39,332
	Motor Oil (Hellas) Corinth Refineries S.A.	183,587	1,494,560
*	Mytilineos Holdings S.A.	340,799	1,427,593
*	Neorion Holdings S.A.	14,991	2,411
*	Pegasus Publishing S.A.	94,144	52,974
#*	Piraeus Bank S.A.	4,597,910	2,843,572
	Piraeus Port Authority S.A.	19,885	238,155
*	Promota Hellas S.A.	8,860	2,730
*	Proton Bank S.A.	141,214	44,872
	Public Power Corp. S.A.	302,188	2,400,247
*	Real Estate Development & Services S.A.	94,497	100,724
	S&B Industrial Minerals S.A.	68,336	309,368
*	Sarantis S.A.	74,884	207,980
*	Selected Textile S.A.	67,947	35,921
*	Sfakianakis S.A.	17,776	23,320
*	Sidenor Steel Products Manufacturing Co. S.A.	34,384	87,410
*	Spyroy Agricultural Products S.A.	61,348	32,857
*	T Bank S.A.	228,007	12,198
*	Technical Olympic S.A.	2,237	4,157
*	Teletypos S.A. Mega Channel	77,669	87,826
	Terna Energy S.A.	118,879	305,726
*	Themeliodomi S.A.	37,422	18,550
	Thessaloniki Port Authority S.A.	6,936	93,230

	Thessaloniki Water Supply & Sewage Co. S.A.	11,146	$48,312
	Thrace Plastics Co. S.A.	102,616	54,446
	Titan Cement Co. S.A.	190,345	2,553,675
*	TT Hellenic Postbank S.A.	695,353	701,330
*	Varvaressos S.A. European Spinning Mills	36,350	4,359
*	Viohalco S.A.	409,999	1,815,875
TOTAL GREECE			39,998,570

IRELAND — (2.9%)
	Abbey P.L.C.	84,370	587,855
*	Aer Lingus Group P.L.C.	763,185	677,396
*	Allied Irish Banks P.L.C.	1,323,599	69,374
*	Aminex P.L.C.	496,086	37,203
	C&C Group P.L.C. (B010DT8)	399,607	1,505,536
	C&C Group P.L.C. (B011Y09)	1,014,594	3,831,960
	DCC P.L.C. (0242493)	308,989	7,744,828
	DCC P.L.C. (4189477)	18,170	456,409
	Donegal Creameries P.L.C.	26,085	126,769
	Dragon Oil P.L.C.	1,346,298	10,082,085
*	Elan Corp. P.L.C.	74,754	792,379
	FBD Holdings P.L.C.	125,728	1,096,493
	Fyffes P.L.C.	1,020,533	516,468
	Glanbia P.L.C. (0066950)	700,613	4,156,952
	Glanbia P.L.C. (4058629)	69,229	412,086
	Grafton Group P.L.C.	549,264	1,955,839
	Greencore Group P.L.C. (0386410)	1,129,199	988,289
	Greencore Group P.L.C. (5013832)	347,358	301,339
	IFG Group P.L.C.	337,495	560,240
*	Independent News & Media P.L.C. (B59HWB1)	386,783	123,731
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	102,261
	Irish Continental Group P.L.C.	91,000	1,739,932
*	Kenmare Resources P.L.C. (0487948)	4,136,548	2,095,440
*	Kenmare Resources P.L.C. (4490737)	314,971	160,775
	Kingspan Group P.L.C. (0492793)	351,640	2,930,560
	Kingspan Group P.L.C. (4491235)	65,734	548,780
*	McInerney Holdings P.L.C.	697,135	36,986
	Paddy Power P.L.C. (0258810)	180,573	9,289,424
	Paddy Power P.L.C. (4828974)	10,071	518,519
*	Providence Resources P.L.C.	62,580	180,056
*	Smurfit Kappa Group P.L.C.	456,586	2,727,829
	Total Produce P.L.C.	871,395	444,251
	United Drug P.L.C. (3302480)	820,214	2,523,628
*	United Drug P.L.C. (3335969)	53,080	162,527
TOTAL IRELAND			59,484,199

ISRAEL — (2.5%)
*	Africa Israel Investments, Ltd.	254,834	726,131
*	Africa Israel Properties, Ltd.	31,703	233,236
	Africa Israel Residences, Ltd.	594	6,714
*	Airport City, Ltd.	52,652	202,532
	Alon Holdings Blue Square Israel, Ltd.	44,917	243,718
*	AL-ROV Israel, Ltd.	15,025	300,318
	Alrov Properties & Lodgings, Ltd.	3,721	47,978
*	Alvarion, Ltd.	186,966	192,030
	Amot Investments, Ltd.	65,457	158,092
*	AudioCodes, Ltd.	159,083	445,745
	Avgol Industries 1953, Ltd.	166,877	119,586
*	Azorim Investment Development & Construction Co., Ltd.	189	242
	Bayside Land Corp.	2,122	395,849
*	Big Shopping Centers 2004, Ltd.	1,832	38,011
*	Biocell, Ltd.	19,162	105,761

*	BioLineRX, Ltd.	535,468	$161,589
*	Blue Square Real Estate, Ltd.	3,782	73,353
	British Israel Investments, Ltd.	27,461	83,010
*	Ceragon Networks, Ltd.	18,636	174,060
*	Clal Biotechnology Industries, Ltd.	146,663	589,464
	Clal Industries & Investments, Ltd.	285,112	1,161,477
	Clal Insurance Enterprises Holdings, Ltd.	83,321	1,184,632
*	Compugen, Ltd.	27,479	111,578
	Delek Automotive Systems, Ltd.	107,838	779,098
*	Delek Energy Systems, Ltd.	797	216,240
	Delta-Galil Industries, Ltd.	14,983	70,454
	Direct Insurance - I.D.I. Insurance Co., Ltd.	30,880	57,970
	DS Apex Holdings, Ltd.	38,130	169,035
*	El Al Israel Airlines, Ltd.	738,714	130,328
*	Elbit Medical Imaging, Ltd.	53,265	121,782
	Electra (Israel), Ltd.	4,994	425,729
*	Electra Real Estate, Ltd.	19,237	54,419
*	Elron Electronic Industries, Ltd.	57,768	211,260
*	Evogene, Ltd.	54,299	206,284
*	EZchip Semiconductor, Ltd.	49,025	1,563,602
*	First International Bank of Israel, Ltd.	98,118	980,437
	FMS Enterprises Migun, Ltd.	10,300	168,868
	Formula Systems, Ltd.	27,112	323,768
	Frutarom Industries, Ltd.	162,348	1,391,531
	Fundtech, Ltd.	10,817	240,970
*	Gilat Satellite Networks, Ltd.	73,122	228,142
*	Given Imaging, Ltd.	31,987	494,652
	Golf & Co., Ltd.	57,649	218,338
	Granite Hacarmel Investments, Ltd.	144,714	200,055
*	Hadera Paper, Ltd.	9,516	376,840
	Harel Insurance Investments & Finances, Ltd.	34,332	1,333,396
*	Hot Telecommunications Systems, Ltd.	92,836	1,126,935
*	Industrial Building Corp., Ltd.	195,485	282,322
*	Israel Cold Storage & Supply Co., Ltd.	1,076	11,374
*	Israel Discount Bank, Ltd.	971,957	1,425,643
	Israel Land Development Co., Ltd. (The)	22,615	112,532
	Ituran Location & Control, Ltd.	84,441	990,546
*	Jerusalem Oil Exploration, Ltd.	29,594	362,174
*	Kamada, Ltd.	110,315	581,562
	Kardan Vehicle, Ltd.	293	1,965
*	Kardan Yazamut	95,268	3,455
	Maabarot Products, Ltd.	21,999	187,222
*	Magic Software Enterprises, Ltd.	2,503	10,018
*	Makhteshim-Agan Industries, Ltd.	657,045	3,595,730
	Matrix IT, Ltd.	171,428	805,335
	Melisron, Ltd.	29,510	432,985
*	Mellanox Technologies, Ltd.	84,859	2,498,054
*	Menorah Mivtachim Holdings, Ltd.	101,061	794,592
	Migdal Insurance & Financial Holding, Ltd.	934,324	1,193,995
	Mizrahi Tefahot Bank, Ltd.	163,782	1,345,366
*	Naphtha Israel Petroleum Corp., Ltd.	103,666	259,248
*	Ness Technologies, Inc.	29,140	224,883
*	Neto M.E. Holdings, Ltd.	5,411	196,269
*	NICE Systems, Ltd.	50,773	1,527,997
*	NICE Systems, Ltd. Sponsored ADR	74,074	2,248,146
*	Nitsba Holdings 1995, Ltd.	72,932	534,392
*	Oil Refineries, Ltd.	3,239,580	1,552,477
*	Orckit Communications, Ltd.	38,290	44,686
	Ormat Industries, Ltd.	293,852	1,639,711
	Osem Investments, Ltd.	101,782	1,434,481
	Paz Oil Co., Ltd.	12,287	1,516,267

	Phoenix Holdings, Ltd. (The)	195,715	$455,103
	Plasson Industries, Ltd.	3,667	85,391
*	RADVision, Ltd.	20,382	110,876
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	27,880	784,482
*	Retalix, Ltd.	65,875	871,585
*	Scailex Corp, Ltd.	29,002	176,372
	Shikun & Binui, Ltd.	794,937	1,457,741
*	Space Communication, Ltd.	11,241	151,111
	Strauss Group, Ltd.	122,758	1,557,912
*	Suny Electronic, Ltd.	33,820	150,398
	Super-Sol, Ltd. Series B	368,517	1,461,748
*	Tower Semiconductor, Ltd.	1,325,086	853,791
	Union Bank of Israel, Ltd.	103,064	343,271
TOTAL ISRAEL			52,118,447

ITALY — (7.4%)
#*	A.S. Roma SpA	293,436	264,783
	ACEA SpA	280,731	2,249,231
	Acegas-APS SpA	110,973	506,808
*	Acotel Group SpA	810	22,753
*	Aedes SpA	1,412,879	175,489
#*	Aeffe SpA	76,830	69,519
	Aeroporto de Firenze SpA	17,399	220,310
#	Alerion Cleanpower SpA	67,767	347,049
#	Amplifon SpA	189,650	928,776
	Ansaldo STS SpA	321,559	3,195,783
	Arnoldo Mondadori Editore SpA	392,186	830,347
	Ascopiave SpA	137,754	272,450
	Astaldi SpA	228,281	1,265,472
	Autogrill SpA	397,526	3,996,986
	Azimut Holding SpA	454,770	3,145,084
#	Banca Carige SpA	25,983	50,250
	Banca Finnat Euramerica SpA	685,945	332,683
#	Banca Generali SpA	140,519	1,328,848
	Banca IFIS SpA	102,347	586,568
#	Banca Piccolo Credito Valtellinese Scarl	802,239	2,401,033
#	Banca Popolare dell’Emilia Romagna Scrl	715,654	6,959,691
*	Banca Popolare dell’Etruria e del Lazio Scarl	101,302	203,898
#*	Banca Popolare di Milano Scarl	1,352,041	3,370,073
#	Banca Popolare di Sondrio Scarl	922,722	6,712,639
	Banca Profilo SpA	564,974	220,986
	Banco di Desio e della Brianza SpA	232,296	1,049,432
	Banco Popolare Scarl	1,470,932	2,432,046
#	BasicNet SpA	105,627	267,825
	Beghelli SpA	427,981	257,398
#	Benetton Group SpA	220,256	1,259,499
*	Biesse SpA	54,004	191,821
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	330,923
	Brembo SpA	162,145	1,429,450
*	Brioschi Sviluppo Immobiliare SpA	174,780	27,945
*	Buongiorno SpA	395,420	472,024
#*	Buzzi Unicem SpA	284,221	2,294,783
#	C.I.R. SpA - Compagnie Industriali Riunite	1,614,226	3,034,902
	Cairo Communication SpA	28,815	100,202
	Caltagirone Editore SpA	6,120	10,625
	Caltagirone SpA	246,310	512,248
*	Carraro SpA	113,633	340,358
	Cembre SpA	40,330	407,273
	Cementir Holding SpA	293,286	627,969
*	Class Editore SpA	165,655	74,528
	Credito Artigiano SpA	361,183	440,323

	Credito Bergamasco SpA	129,374	$3,455,466
	Credito Emiliano SpA	376,390	1,491,454
	CSP International Fashion Group SpA	13,481	16,166
*	Dada SpA	6,181	19,271
*	d’Amico International Shipping SA	133,519	110,020
#	Danieli & Co. SpA	58,099	1,196,949
	Datalogic SpA	37,322	298,614
	Davide Campari - Milano SpA	990,609	7,227,960
#*	DeA Capital SpA	243,327	500,781
	De’Longhi SpA	305,654	2,751,795
#	DiaSorin SpA	77,818	2,872,497
*	Digital Multimedia Technologies SpA	39,294	824,875
*	EEMS Italia SpA	110,285	111,997
	Elica SpA	44,844	61,058
	Emak SpA	57,399	190,784
	Engineering Ingegneria Informatica SpA	9,609	273,181
#	ERG SpA	242,145	2,690,163
#*	ErgyCapital SpA	5,992	2,380
	Esprinet SpA	104,855	437,535
#*	Eurotech SpA	103,698	243,860
#	Falck Renewables SpA	452,790	455,701
#*	Fiera Milano SpA	37,863	184,070
*	Fondiaria - Sai SpA	366,128	763,847
*	Gas Plus SpA	975	4,342
	Gefran SpA	32,485	157,552
#*	Gemina SpA	1,815,266	1,464,253
#	Geox SpA	305,569	1,112,466
*	Gruppo Ceramiche Ricchetti SpA	100,487	23,554
	Gruppo Editoriale L’Espresso SpA	670,242	1,067,709
	Gruppo MutuiOnline SpA	13,650	72,610
	Hera SpA	1,822,830	2,761,253
*	I Grandi Viaggi SpA	98,547	106,205
	Immsi SpA	743,533	577,793
	Impregilo SpA	1,243,552	3,079,080
	Indesit Co. SpA	185,473	1,153,018
	Industria Macchine Automatiche SpA	58,626	1,026,731
	Industria Romagnola Conduttori Elettrici SpA	43,452	124,204
	Intek SpA	267,440	98,471
	Interpump Group SpA	255,327	1,450,537
	Iren SpA	1,758,434	2,052,224
	Isagro SpA	10,591	37,259
#	Italcementi SpA	279,135	1,668,001
	Italmobiliare SpA	28,096	748,773
#*	Juventus Football Club SpA	165,717	161,181
*	Kerself SpA	38,610	71,309
	KME Group SpA	761,534	284,446
#	Landi Renzo SpA	203,171	402,381
*	Lottomatica SpA	177,645	2,775,511
#	Maire Tecnimont SpA	601,549	496,505
#	Marcolin SpA	60,205	349,058
#*	Mariella Burani SpA	32,721	—
	Marr SpA	132,607	1,372,531
*	Mediolanum SpA	634,523	2,305,381
#*	Milano Assicurazioni SpA	1,476,243	663,370
*	Monrif SpA	315,834	152,595
*	Montefibre SpA	135,004	19,196
	Nice SpA	40,071	136,303
*	Pagnossin SpA	9,000	—
*	PanariaGroup Industrie Ceramiche SpA	42,000	60,986
	Piaggio & C. SpA	511,332	1,634,271
*	Pininfarina SpA	82,321	372,721

	Piquadro SpA	7,354	$18,428
	Pirelli & Co. SpA	657,369	4,675,794
*	Poltrona Frau SpA	140,932	156,283
*	Prelios SpA	2,389,900	661,274
#*	Premafin Finanziaria SpA	961,257	354,021
	Prysmian SpA	653,038	8,579,184
#*	RCS MediaGroup SpA	257,601	243,181
	Recordati SpA	408,182	3,554,322
	Reply SpA	8,854	199,811
*	Retelit SpA	113,922	44,504
*	Richard-Ginori 1735 SpA	14,080	6,016
	Sabaf SpA	24,109	399,715
	SAES Getters SpA	30,068	226,436
*	Safilo Group SpA	140,163	1,091,752
#*	Saras SpA	1,269,180	1,711,248
	SAVE SpA	5,818	51,412
	Screen Service Broadcasting Technologies SpA	152,715	85,839
#*	Seat Pagine Gialle SpA	2,988,837	154,868
*	Snai SpA	2,304	6,148
	Societa’ Cattolica di Assicurazioni S.c.r.l.	180,734	3,895,172
	Societa Iniziative Autostradali e Servizi SpA	217,716	1,673,351
	Sogefi SpA	186,290	527,028
	Sol SpA	166,511	1,067,289
*	Sorin SpA	1,139,193	2,486,605
*	Stefanel SpA	112,528	52,546
	Tamburi Investment Partners SpA	36,591	72,494
#*	Telecom Italia Media SpA	1,206,455	257,311
#*	Tiscali SpA	3,437,478	214,260
	Tod’s SpA	47,508	4,007,716
#	Trevi Finanziaria SpA	138,583	1,411,371
*	Uni Land SpA	51,835	35,001
	Unione di Banche Italiane ScpA	27,149	100,505
#*	Unipol Gruppo Finanziario SpA	3,245,411	1,371,219
	Vianini Industria SpA	59,070	96,779
	Vianini Lavori SpA	175,180	911,399
	Vittoria Assicurazioni SpA	121,346	468,357
#*	Yoox SpA	101,604	1,302,671
	Zignago Vetro SpA	28,411	176,367
TOTAL ITALY			153,790,964

NETHERLANDS — (4.6%)
	Aalberts Industries NV	384,012	5,709,363
	Accell Group NV	78,668	1,783,919
*	AFC Ajax NV	18,134	162,060
#*	AMG Advanced Metallurgical Group NV	101,676	1,012,413
#	Amsterdam Commodities NV	60,751	781,149
#	Arcadis NV	193,913	3,539,829
#	ASM International NV	205,174	5,082,877
*	Atag Group NV	4,630	1,799
	Batenburg Beheer NV	10,306	279,804
#	BE Semiconductor Industries NV	126,162	774,880
	Beter Bed Holding NV	72,418	1,318,553
*	BinckBank NV	164,253	1,804,838
	Brunel International NV	51,660	1,659,215
*	Crown Van Gelder NV	18,307	93,599
	CSM NV	253,557	5,007,980
	Delta Lloyd NV	80,659	1,272,861
	DOCdata NV	22,463	303,974
	Exact Holding NV	61,464	1,432,159
	Fornix Biosciences NV	22,083	17,008
#	Grontmij NV	77,411	1,089,849

	Heijmans NV	61,900	$823,602
	Hunter Douglas NV	3,458	138,489
#	Imtech NV	272,621	7,668,549
#*	Kardan NV	95,268	241,996
	KAS Bank NV	50,870	576,156
#	Kendrion NV	39,829	870,908
	Koninklijke Bam Groep NV	854,174	3,413,395
	Koninklijke Ten Cate NV	107,914	3,316,574
#	Koninklijke Wessanen NV	264,223	1,181,569
#*	LBi International NV	148,925	288,650
	Macintosh Retail Group NV	49,908	857,646
	Mediq NV	217,749	3,289,833
#	Nederlandsche Apparatenfabriek NV	28,810	725,492
	Nutreco NV	145,366	9,077,824
#*	Ordina NV	192,481	366,502
#*	Pharming Group NV	946,932	119,723
	PostNL NV	429,066	1,876,813
*	Punch Graphix NV	60,525	218,276
*	Qurius NV	316,390	74,621
*	Roto Smeets Group NV	11,826	124,082
	Royal Reesink NV	1,428	145,503
	SBM Offshore NV	563,703	9,770,048
	Sligro Food Group NV	98,516	3,297,424
#*	SNS Reaal Groep NV	507,589	1,259,283
#	Stern Groep NV	1,258	33,600
	Telegraaf Media Groep NV	163,704	2,171,476
	TKH Group NV	120,108	2,411,558
#*	TomTom NV	547,355	1,928,363
	Unit 4 NV	80,682	1,970,149
	USG People NV	237,375	1,965,561
*	Wavin NV	162,617	1,250,576
TOTAL NETHERLANDS			94,582,370

NORWAY — (2.6%)
#	ABG Sundal Collier Holding ASA	743,363	514,041
#	Acta Holding ASA	588,069	161,202
	AF Gruppen ASA	2,718	21,154
	Aker ASA	2,312	46,516
#	Aktiv Kapital ASA	82,564	354,713
*	Algeta ASA	77,466	2,259,642
	Arendals Fosse Kompani ASA	100	29,187
	Atea ASA	246,557	1,955,564
	Austevoll Seafood ASA	240,343	829,325
	Bonheur ASA	50,200	1,006,399
	BW Offshore, Ltd	1,004,602	1,748,181
#	BWG Homes ASA	241,807	517,597
*	Camillo Eitze & Co. ASA	58,200	9,415
	Cermaq ASA	265,931	2,839,194
*	Clavis Pharma ASA	18,689	111,916
*	Copeinca ASA	76,559	445,366
*	Deep Sea Supply P.L.C. ASA	337,427	410,717
#*	Det Norske Oljeselskap ASA	169,996	1,350,431
#*	DNO International ASA	3,379,836	3,097,888
*	Dockwise, Ltd. ASA	38,255	479,202
*	DOF ASA	143,497	651,760
*	EDB ErgoGroup ASA	266,739	408,508
#*	Eitzen Chemical ASA	1,219,666	37,400
	Ekornes ASA	109,590	1,914,348
*	Electromagnetic GeoServices ASA	326,537	618,339
*	Eltek ASA	706,605	365,210
	Farstad Shipping ASA	59,843	1,363,291

*	Fornebu Utvikling ASA	120,455	$34,678
*	Frontline, Ltd. ASA	60,211	289,266
	Ganger Rolf ASA	54,510	958,804
	Golar LNG, Ltd. ASA	27,613	896,469
#	Golden Ocean Group, Ltd. ASA	863,548	585,539
*	Grieg Seafood ASA	122,305	111,641
#*	Havila Shipping ASA	22,400	133,871
*	Hurtigruten ASA	608,100	327,507
*	Intex Resources ASA	32,840	23,875
#*	Kongsberg Automotive Holding ASA	1,766,658	723,169
	Kongsberg Gruppen ASA	29,141	502,938
*	Kverneland ASA	258,080	200,117
	Leroey Seafood Group ASA	39,304	550,964
*	Natural ASA	388,026	97,834
#	Nordic Semiconductor ASA	537,446	918,863
#*	Norse Energy Corp. ASA	1,872,731	28,713
#*	Norske Skogindustrier ASA Series A	541,477	382,633
	Northern Offshore, Ltd. ASA	170,892	282,292
#*	Norwegian Air Shuttle ASA	75,844	787,040
#*	Norwegian Energy Co. ASA	720,771	496,185
*	Odfjell ASA Series A	92,300	534,030
	Olav Thon Eiendomsselskap ASA	12,960	1,771,087
#*	Opera Software ASA	295,148	1,303,580
#*	Panoro Energy ASA	122,537	73,546
*	PCI Biotech ASA	3,357	23,154
*	Petrolia ASA	707,748	65,107
#*	Photocure ASA	33,562	205,898
*	Pronova BioPharma ASA	669,131	695,337
	Prosafe ASA	668,846	4,333,893
*	Q-Free ASA	81,437	223,358
	Salmar ASA	16,094	90,020
*	Scana Industrier ASA	319,755	142,753
*	Seabird Exploration, Ltd. ASA	227,860	8,298
#*	Sevan Marine ASA	2,385,768	192,554
*	Siem Offshore, Inc. ASA	319,069	455,324
	Solstad Offshore ASA	57,727	823,020
*	Songa Offshore SE	598,986	1,845,018
	SpareBanken 1 SMN	273,273	1,817,338
	Stolt-Nielsen, Ltd. ASA	20,635	381,345
	TGS Nopec Geophysical Co. ASA	2,361	43,789
	Tomra Systems ASA	619,160	3,984,334
*	TTS Marine ASA	67,961	109,555
	Veidekke ASA	327,908	1,990,081
	Wilh Wilhelmsen Holding ASA	62,749	1,319,291
TOTAL NORWAY			54,310,614

PORTUGAL — (0.9%)
#	Altri SGPS SA	440,366	667,746
#*	Banco BPI SA	1,256,301	1,137,740
#*	Banco Comercial Portugues SA	7,527,624	1,947,875
*	Banif SGPS SA	553,579	303,414
#*	Brisa SA	640,065	2,264,548
	Corticeira Amorim SGPS SA	223,729	349,204
	Ibersol SGPS SA	20,401	157,934
*	Impresa SGPS SA	369,303	218,190
*	Investimentos Participacoes e Gestao SA	319,480	64,431
#	Mota-Engil SGPS SA	359,581	493,511
	Novabase SGPS SA	65,729	214,890
*	ParaRede SGPS SA	91,316	18,166
	Portucel-Empresa Produtora de Pasta de Papel SA	815,988	1,903,260
	Redes Energeticas Nacionais SA	632,884	1,778,630

*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	$172,529
	Sociedade de Investimento e Gestao SGPS SA	267,754	1,866,328
*	Sonae Capital SGPS SA	41,386	13,789
#*	Sonae Industria SGPS SA	280,764	314,200
	Sonae SGPS SA	2,886,147	2,015,440
#	Sonaecom SGPS SA	477,418	717,285
*	Sumol & Compal SA	67,967	115,276
	Teixeira Duarte SA	734,737	235,040
	Toyota Caetano Portugal SA	53,308	260,680
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	621,293	1,882,675
TOTAL PORTUGAL			19,112,781

SPAIN — (5.2%)
#	Abengoa SA	168,206	3,565,566
*	Adolfo Dominguez SA	20,351	168,226
#	Almirall SA	176,170	1,238,177
#*	Amper SA	96,925	281,242
#	Antena 3 de Television SA	279,539	1,624,656
*	Azkoyen SA	70,532	165,200
	Banco de Sabadell SA Convertible Shares	212,446	177,264
#*	Banco de Valencia SA	515,514	530,632
#	Banco Pastor SA	343,327	1,324,186
#	Bankinter SA	1,006,147	5,464,441
*	Baron de Ley SA	13,910	791,571
	Bolsas y Mercados Espanoles SA	236,082	6,323,845
#	Caja de Ahorros del Mediterraneo SA	116,412	268,213
	Campofrio Food Group SA	95,179	807,643
#*	Cementos Portland Valderrivas SA	45,565	638,822
#*	Cie Automotive SA	106,810	809,685
#*	Codere SA	63,668	603,063
	Compania Vinicola del Norte de Espana SA	16,119	322,796
#	Construcciones y Auxiliar de Ferrocarriles SA	7,518	3,802,647
*	Corporacion Dermoestetica SA	30,628	33,853
#*	Deoleo SA	1,371,618	527,581
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	19,817	121,883
	Duro Felguera SA	276,209	1,728,152
	Ebro Foods SA	340,839	5,822,329
#	Elecnor SA	198,254	2,387,074
*	Ercros SA	281,519	301,695
#	Faes Farma SA	597,879	1,064,684
#*	Fersa Energias Renovables SA	78,299	85,692
	Fluidra SA	51,323	162,936
#	Fomento de Construcciones y Contratas SA	69,047	1,702,301
	Gamesa Corp Tecnologica SA	816,426	3,650,072
#*	General de Alquiler de Maquinaria SA	32,241	33,841
#*	Grifols SA	457,616	8,533,795
	Grupo Catalana Occidente SA	166,328	2,728,701
#	Grupo Empresarial Ence SA	684,964	1,758,213
#*	Grupo Ezentis SA	1,009,562	209,653
*	Grupo Tavex SA	244,131	125,751
	Iberpapel Gestion SA	25,850	429,887
#	Indra Sistemas SA	371,374	5,339,079
#*	Inmobiliaria Colonial SA	108,920	438,605
	Inmobiliaria del Sur SA	2,902	34,727
#*	Jazztel P.L.C.	779,346	3,850,040
*	La Seda de Barcelona SA	10,928,289	971,359
#	Laboratorios Farmaceuticos Rovi SA	47,773	332,040
#	Mediaset Espana Comunicacion SA	542,744	3,085,325
#	Melia Hotels International SA	214,757	1,417,183
	Miquel y Costas & Miquel SA	26,111	772,157
*	Natra SA	109,456	146,624

#*	Natraceutical SA	645,689	$155,711
*	NH Hoteles SA	421,083	1,739,150
*	Nicolas Correa SA	26,801	46,293
#	Obrascon Huarte Lain SA	156,289	3,837,853
	Papeles y Cartones de Europa SA	226,938	864,786
	Pescanova SA	36,768	1,163,000
	Prim SA	39,424	223,558
#*	Promotora de Informaciones SA	910,275	976,135
#	Prosegur Cia de Seguridad SA	87,574	3,723,359
*	Quabit Inmobiliaria SA	788,621	134,143
#*	Realia Business SA	292,718	423,432
*	Renta Corp Real Estate SA	20,828	25,468
#*	Reyal Urbis SA	24,393	18,709
#	Sacyr Vallehermoso SA	194,771	1,079,101
*	Service Point Solutions SA	727,483	262,645
#*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	227,522	345,697
	Solaria Energia y Medio Ambiente SA	119,382	242,621
#	Tecnicas Reunidas SA	96,655	3,082,612
	Telecomunicaciones y Energia SA	146,125	280,148
#*	Tubacex SA	427,191	1,010,835
*	Tubos Reunidos SA	416,951	841,808
	Unipapel SA	47,385	759,652
#*	Vertice Trescientos Sesenta Grados SA	57,183	12,969
	Vidrala SA	68,555	1,714,419
	Viscofan SA	183,430	6,600,747
#*	Vocento SA	196,990	521,960
#*	Vueling Airlines SA	52,283	393,392
#*	Zeltia SA	637,268	1,305,944
TOTAL SPAIN			108,489,254

SWEDEN — (7.7%)
	Aarhuskarlshamn AB	88,601	2,087,754
	Acando AB	224,754	449,161
#*	Active Biotech AB	145,913	652,256
#	AddNode AB	16,806	64,265
	Addtech AB Series B	63,014	1,214,334
	AF AB	105,835	1,535,921
#*	Alliance Oil Co., Ltd. AB GDR	155,265	1,644,241
*	Anoto Group AB	80,683	33,714
	Aros Quality Group AB	41,400	283,859
	Atrium Ljungberg AB Series B	24,938	238,004
	Avanza Bank Holding AB	65,085	1,546,130
	Axfood AB	93,882	3,200,234
	Axis Communications AB	183,851	2,996,327
#	B&B Tools AB	91,046	690,847
*	BE Group AB	170,187	570,542
#	Beiger Electronics AB	53,856	447,403
#	Beijer Alma AB	61,955	955,408
	Bergs Timber AB Series B	10,861	21,382
*	Betsson AB	104,736	1,958,532
	Bilia AB Series A	113,425	1,441,098
	Billerud AB	355,810	2,387,136
	BioGaia AB Series B	45,558	1,013,031
#*	BioInvent International AB	138,071	341,383
	Biotage AB	143,915	98,005
*	Bjorn Borg AB	64,280	346,631
*	Black Earth Farming, Ltd. AB	44,076	110,006
	Bong Ljungdahl AB	24,800	84,183
*	Boras Waefveri AB Series B	6,564	1,263
	Brinova Fastigheter AB	98	1,405
*	Bure Equity AB	284,971	777,657

#	Cantena AB	56,762	$599,411
*	Castellum AB	547,521	6,671,521
*	Catella AB	226,140	269,549
#	Clas Ohlson AB Series B	124,325	1,358,128
	Cloetta AB	55,296	225,329
#*	Concentric AB	139,583	610,301
	Concordia Maritime AB Series B	70,300	132,829
	Connecta AB	24,814	226,380
*	Consilium AB Series B	14,965	34,632
#	CyberCom Group AB	49,332	82,762
*	Dedicare AB Series B	16,575	62,567
#*	Diamyd Medical AB	52,148	67,067
#	DORO AB	94,695	313,998
*	Duni AB	100,396	757,211
	East Capital Explorer AB	51,309	392,133
#	Elekta AB Series B	255,842	9,624,664
*	Enea AB	56,200	211,614
#*	Eniro AB	291,311	562,910
*	Fabege AB	496,102	3,748,795
	Fagerhult AB	16,891	340,910
*	Fastighets AB Balder Series B	179,277	643,577
	Fenix Outdoor AB	4,571	100,766
	G&LBeijerABSeriesB	28,958	882,075
*	Global Health Partner AB	827	1,209
#	Gunnebo AB	174,854	716,903
#	Hakon Invest AB	167,896	2,342,974
	Haldex AB	170,419	635,878
	Heba Fastighets AB Series B	43,722	359,658
#	Hexpol AB	90,282	1,663,302
#*	HIQ International AB	181,737	672,137
	HMS Networks AB	7,040	90,309
	Hoganas AB Series B	91,448	2,430,198
	Holmen AB	180,281	4,478,375
*	HQ AB	19,037	11,266
	Hufvudstaden AB Class A	189,483	1,829,516
*	Husqvarna AB Series A	12,008	48,328
*	Husqvarna AB Series B	216,884	876,300
	Industrial & Financial Systems AB Series B	69,182	905,034
	Indutrade AB	44,403	1,057,264
	Intrum Justitia AB	241,545	2,951,805
	JM AB	299,638	3,839,665
#	KappAhl AB	195,033	391,585
#*	Karo Bio AB	904,968	122,038
*	Klovern AB	387,861	1,411,293
#	KNOW IT AB	72,015	531,671
*	Kungsleden AB	488,858	3,321,338
#	Lagercrantz Group AB Series B	70,537	450,047
	Lammhults Design Group AB	19,547	59,826
	Lennart Wallenstam Byggnads AB Series B	385,959	3,502,845
*	Lindab International AB	168,684	1,061,382
	Loomis AB	241,411	2,828,532
*	Lundin Petroleum AB	439,229	7,425,577
*	Meda AB Series A	750,311	6,846,735
*	Medivir AB	82,812	1,085,956
	Mekonomen AB	64,824	2,008,754
*	Micronic Mydata AB	338,267	468,315
*	Midsona AB Series B	1,733	3,410
*	NCC AB Series A	6,516	104,895
	NCC AB Series B	297,398	4,839,938
	Nederman Holding AB	3,347	45,555
#*	Net Entertainment NE AB	65,395	533,494

#*	Net Insight AB	1,181,753	$342,725
	New Wave Group AB Series B	152,864	531,890
#	NIBE Industrier AB	237,265	3,405,047
*	NIBE Industrier AB Series B	24,214	347,288
*	Nobia AB	493,534	1,698,996
	Nolato AB Series B	75,775	535,067
*	Nordic Mines AB	94,674	678,097
	Nordnet AB	242,223	533,785
*	Observer AB	5,113	27,629
	OEM International AB Series B	44,400	318,074
*	Opcon AB	11,134	9,607
#	Orc Group AB	70,376	472,621
#*	Orexo AB	72,042	300,150
	Oriflame Cosmetics SA	112,534	4,072,099
*	PA Resources AB	2,194,495	614,061
*	Partnertech AB	28,800	86,786
	Peab AB Series B	581,317	2,837,294
	Poolia AB Series B	33,150	85,304
#	Pricer AB	252,242	321,445
	ProAct IT Group AB	29,271	546,958
#	Proffice AB	231,361	670,328
	Profilgruppen AB	13,582	76,079
	RaySearch Laboratories AB	45,598	92,769
	Readsoft AB Series B	63,310	135,827
*	Rederi AB Transatlantic	112,133	254,562
*	Rezidor Hotel Group AB	264,241	766,799
#*	RNB Retail & Brands AB	411,548	140,426
	Rottneros AB	207,512	87,084
	Saab AB	166,049	2,978,888
	Sagax AB	788	17,867
#*	SAS AB	573,665	905,727
	Seco Tools AB	88,365	945,684
*	Sectra AB	17,656	106,776
	Securitas AB Series B	345,289	2,511,553
*	Semcon AB	39,900	136,281
	Sigma AB Series B	25,800	19,235
	Sintercast AB	11,800	71,101
#	Skistar AB	97,008	1,304,959
	SSAB AB Series A	160,272	1,188,776
	SSAB AB Series B	35,938	238,220
*	Studsvik AB	21,900	112,287
	Sweco AB	187,009	1,546,113
*	Swedish Orphan Biovitrum AB	448,398	1,061,967
	Systemair AB	9,379	96,397
*	TradeDoubler AB	138,527	455,153
	Trelleborg AB Series B	928,357	5,991,607
*	Unibet Group P.L.C. SDR	35,508	667,807
	Uniflex AB Series B	18,150	104,734
	VBG AB Series B	1,084	12,215
	Vitrolife AB	45,755	248,790
	Wihlborgs Fastigheter AB	225,805	2,852,388
TOTAL SWEDEN			160,627,870

SWITZERLAND — (14.4%)
	Acino Holding AG	8,676	658,523
*	Addex Pharmaceuticals, Ltd. AG	1,491	12,111
	Advanced Digital Broadcast Holdings SA	2,024	21,605
*	Affichage Holding SA	5,703	850,489
	AFG Arbonia-Forster Holding AG	46,165	803,150
	Allreal Holding AG	34,807	5,381,977
	ALSO-Actebis Holding AG	16,195	826,808

#*	Aryzta AG	289,931	$12,589,543
	Ascom Holding AG	160,822	1,534,666
	Austriamicrosystems AG	35,754	1,406,507
*	Autoneum Holding AG	15,956	966,444
#	Bachem Holdings AG	24,136	1,018,422
	Baloise Holding AG	8,111	593,991
	Bank Coop AG	31,671	2,285,951
	Bank Sarasin & Cie AG Series B	182,505	5,580,396
	Banque Cantonale de Geneve SA	4,021	873,956
	Banque Cantonale du Jura SA	4,500	307,791
	Banque Cantonale Vaudoise AG	8,667	4,457,879
	Banque Privee Edmond de Rothschild SA	157	4,228,644
	Barry Callebaut AG	5,996	5,048,198
	Basellandschaftliche Kantonalbank AG	576	812,958
*	Basilea Pharmaceutica AG	19,493	830,258
*	Basler Kantonalbank AG	4,236	646,664
	Belimo Holdings AG	1,830	3,253,060
	Bell AG	52	104,666
	Bellevue Group AG	27,519	357,670
	Berner Kantonalbank AG	23,232	6,395,311
*	BKW FMB Energie AG	26,561	1,248,883
*	Bobst Group AG	39,409	838,671
	Bossard Holding AG	8,386	964,245
	Bucher Industries AG	33,342	5,168,973
	Burckhardt Compression Holding AG	6,936	1,365,766
	Calida Holding AG	7,920	227,660
	Carlo Gavazzi Holding AG	1,066	237,432
	Centralschweizerische Kraftwerke AG	145	52,791
	Cham Paper Holding AG	649	106,282
	Charles Voegele Holding AG	32,044	964,584
*	Cicor Technologies, Ltd. AG	4,889	177,630
	Cie Financiere Tradition SA	6,784	589,293
*	Clariant AG	654,584	5,914,151
	Coltene Holding AG	13,764	526,621
	Conzzeta AG	1,345	2,934,943
*	Cytos Biotechnology AG	1,934	4,765
	Daetwyler Holding AG	29,454	1,602,478
*	Dufry AG	65,162	5,696,667
	EFG International AG	205,702	1,519,813
*	ELMA Electronic AG	472	226,055
	Emmi AG	13,244	2,832,038
#	EMS-Chemie Holding AG	28,622	4,951,145
	Energiedienst Holding AG	71,249	4,070,798
	Flughafen Zuerich AG	14,025	5,284,332
	Forbo Holding AG	6,314	2,475,522
#	Galenica Holding AG	18,828	9,640,793
	GAM Holding AG	780,910	9,774,356
*	Gategroup Holding AG	63,486	1,966,328
	George Fisher AG	15,351	5,322,905
*	Gottex Fund Management Holdings, Ltd. AG	824	3,132
	Gurit Holding AG	1,489	647,863
	Helvetia Holding AG	22,754	6,917,316
	Highlight Communications AG	8,169	35,732
	Huber & Suhner AG	14,869	693,483
	Implenia AG	49,733	1,160,378
	Inficon Holding AG	4,954	721,090
*	Interroll Holding AG	2,404	767,401
	Intershop Holding AG	3,559	1,259,500
	Jungfraubahn Holding AG	151	9,181
	Kaba Holding AG	11,858	4,034,361
*	Kardex AG	21,055	320,260

	Komax Holding AG	9,976	$695,020
	Kudelski SA	107,664	955,201
*	Kuoni Reisen Holding AG	13,163	3,943,212
#	LEM Holding SA	3,667	1,573,236
	Liechtensteinische Landesbank AG	8,371	474,994
*	LifeWatch AG	55,532	157,033
#*	Logitech International SA	676,961	5,212,459
	Lonza Group AG	139,919	8,430,704
#	Luzerner Kantonalbank AG	17,399	6,150,584
	Metall Zug AG	233	870,032
#*	Meyer Burger Technology AG	200,895	5,091,736
*	Micronas Semiconductor Holding AG	104,431	689,290
*	Mikron Holding AG	585	4,170
*	Mobilezone Holding AG	119,357	1,211,554
	Mobimo Holding AG	11,582	2,785,301
	Nobel Biocare Holding AG	478,680	4,805,026
*	OC Oerlikon Corp. AG	369,990	2,097,576
*	Orascom Development Holding AG	8,205	155,492
	Orell Fuessli Holding AG	4,930	589,426
*	Panalpina Welttransport Holding AG	46,070	3,920,779
*	Parco Industriale e Immobiliare SA	600	2,317
	Partners Group Holding AG	27,106	4,463,130
#*	Petroplus Holdings AG	370,438	2,035,707
	Phoenix Mecano AG	3,100	1,533,559
*	Precious Woods Holding AG	49	583
*	PSP Swiss Property AG	148,327	13,311,637
	PubliGroupe SA	2,113	280,031
*	Rieters Holdings AG	15,956	2,541,173
	Romande Energie Holding SA	2,714	3,824,763
*	Schaffner Holding AG	2,066	531,653
*	Schmolz & Bickenbach AG	59,233	394,880
#	Schweiter Technologies AG	4,191	2,286,258
	Schweizerische National-Versicherungs-Gesellschaft AG	45,227	1,518,429
*	Siegfried Holding AG	8,325	820,074
	Sika AG	243	430,243
	Societa Elettrica Sopracenerina SA	2,340	519,115
	St. Galler Kantonalbank AG	9,942	4,401,997
	Straumann Holding AG	21,440	3,354,810
	Sulzer AG	64,067	6,583,867
	Swiss Life Holding AG	93,938	10,302,119
	Swisslog Holding AG	914,407	697,297
*	Swissmetal Holding AG	11,504	14,164
	Swissquote Group Holding SA	47,450	1,943,424
	Tamedia AG	14,891	1,942,520
	Tecan Group AG	41,765	2,993,396
*	Temenos Group AG	259,801	3,508,620
*	Tornos Holding AG	38,028	345,432
*	U-Blox AG	11,003	416,664
	Uster Technologies AG	2,653	94,701
	Valartis Group AG	936	16,920
#	Valiant Holding AG	45,536	6,135,861
	Valora Holding AG	12,070	2,615,164
	Vaudoise Assurances Holding SA	3,219	887,586
	Verwaltungs und Privat-Bank AG	7,517	769,593
	Vetropack Holding AG	180	300,921
	Villars Holding SA	150	85,889
#*	Von Roll Holding AG	126,544	446,112
	Vontobel Holdings AG	121,104	3,057,795
	VZ Holding AG	818	81,927
	Walliser Kantonalbank AG	1,416	1,242,037
	WMH Walter Meier Holding AG	4,738	1,088,393

#	Ypsomed Holdings AG	6,709	$407,494
	Zehnder Group AG	35,840	2,004,398
#*	Zueblin Immobilien Holding AG	95,395	302,623
	Zuger Kantonalbank AG	623	3,424,503
TOTAL SWITZERLAND			298,875,859
TOTAL COMMON STOCKS			1,802,101,290
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*	Agfa-Gevaert NV STRIP VVPR	122,950	329
*	Deceuninck NV STRIP VVPR	247,412	331
#*	Nyrstar NV STRIP VVPR	178,031	239
*	RealDolmen NV STRIP VVPR	6,067	81
*	SAPEC SA STRIP VVPR	75	369
*	Tessenderlo Chemie NV STRIP VVPR	3,985	950
*	Zenitel NV STRIP VVPR	8,654	12
TOTAL BELGIUM			2,311

FINLAND — (0.0%)
*	Bank of Aland P.L.C. Series B Rights 10/13/11	17,663	3,062

GREECE — (0.0%)
*	Diagnostic & Therapeutic Exp 10/18/11	275,576	—

ITALY — (0.0%)
*	Intek SpA Warrants 12/30/11	62,985	270
*	KME Group SpA Warrants 12/30/11	104,975	591
TOTAL ITALY			861

PORTUGAL — (0.0%)
*	Investimentos Participacoes e Gestao SA Rights 10/14/11	319,480	428

SPAIN — (0.0%)
#*	Bankinter SA Rights 09/23/11	1,006,147	63,355
TOTAL RIGHTS/WARRANTS			70,017

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.1%)
§@ DFA Short Term Investment Fund	271,308,660	271,308,660
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.07%, 10/03/11 (Collateralized
by $45,751,600 FNMA 6.500%, 01/01/39, valued at $847,499)## to be repurchased at
$830,886	$831	830,881
TOTAL SECURITIES LENDING COLLATERAL		272,139,541

TOTAL INVESTMENTS — (100.0%)
(Cost $2,310,825,726)^^		$2,074,310,848

Summary of inputs used to value the Series’ investments as of September 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$424,120	$47,615,399	—	$48,039,519
Belgium	495,819	62,242,189	—	62,738,008
Denmark	459,420	54,890,789	—	55,350,209
Finland	470,282	116,849,005	—	117,319,287
France	639,682	212,003,966	—	212,643,648
Germany	1,089,051	263,530,640	—	264,619,691
Greece	261,552	39,737,018	—	39,998,570
Ireland	160,775	59,323,424	—	59,484,199
Israel	2,248,146	49,870,301	—	52,118,447
Italy	—	153,790,964	—	153,790,964
Netherlands	241,996	94,340,374	—	94,582,370
Norway	1,458,423	52,852,191	—	54,310,614
Portugal	260,680	18,852,101	—	19,112,781
Spain	535,054	107,954,200	—	108,489,254
Sweden	3,516,712	157,111,158	—	160,627,870
Switzerland	1,052,333	297,823,526	—	298,875,859
Rights/Warrants
Belgium	1,030	1,281	—	2,311
Finland	3,062	—	—	3,062
Greece	—	—	—	—
Italy	861	—	—	861
Portugal	428	—	—	428
Spain	63,355	—	—	63,355
Securities Lending Collateral	—	272,139,541	—	272,139,541
TOTAL	$13,382,781	$2,060,928,067	—	$2,074,310,848

See accompanying Notes to Schedules of Investments.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (74.4%)
Consumer Discretionary — (8.0%)
*	AlarmForce Industries, Inc.	4,310	$46,271
	Astral Media, Inc. Class A	195,947	6,090,270
*	Azure Dynamics Corp.	1,049,423	155,225
#*	Ballard Power Systems, Inc.	376,552	452,768
	BMTC Group, Inc.	13,065	283,954
*	Brick, Ltd. (The)	93,107	217,685
#	Cineplex, Inc.	189,760	4,762,561
#*	Coastal Contacts, Inc.	234,745	658,603
	Cogeco Cable, Inc.	66,661	3,037,563
	Cogeco, Inc.	4,131	173,456
#	Corus Entertainment, Inc. Class B	295,300	5,565,584
*	DHX Media, Ltd.	800	550
#	Dollarama, Inc.	197,346	6,836,206
	Dorel Industries, Inc. Class B	107,500	2,287,671
	easyhome, Ltd.	3,600	24,563
	Gamehost, Inc.	2,433	24,959
	Glacier Media, Inc.	137,300	265,979
	Glentel, Inc.	59,700	982,751
*	Great Canadian Gaming Corp.	299,900	2,192,226
	Groupe Aeroplan, Inc.	696,151	7,925,452
*	Imax Corp.	270,137	3,915,814
	Indigo Books & Music, Inc.	746	5,311
	Le Chateau, Inc. Class A	80,200	290,829
	Leon’s Furniture, Ltd.	143,275	1,632,506
	Linamar Corp.	191,380	2,494,752
#*	Martinrea International, Inc.	270,856	1,724,029
	MDC Partners, Inc.	2,598	37,090
*	MEGA Brands, Inc.	37,306	307,946
#*	Mood Media Corp.	46,738	125,776
	Quebecor, Inc. Class B	169,593	5,373,115
	Reitmans Canada, Ltd.	13,456	199,163
	Reitmans Canada, Ltd. Class A	202,400	2,935,853
	RONA, Inc.	471,575	4,549,693
	Sears Canada, Inc.	28,360	382,680
	Torstar Corp. Class B	234,377	1,775,888
	TVA Group, Inc. Class B	7,000	66,533
	Uni-Select, Inc.	57,156	1,429,036
#	Yellow Media, Inc.	1,222,317	180,799
Total Consumer Discretionary			69,411,110

Consumer Staples — (2.5%)
	Alliance Grain Traders, Inc.	60,868	1,295,311
	Andrew Peller, Ltd.	400	3,458
*	Atrium Innovations, Inc.	145,836	1,830,082
#*	BioExx Specialty Proteins, Ltd.	540,917	180,667
	Canada Bread Co., Ltd.	14,021	592,069
#	Colabor Group, Inc.	57,986	517,940
	Corby Distilleries, Ltd.	63,258	971,900
#*	Cott Corp.	489,396	3,357,913
#*	GLG Life Tech Corp.	39,937	137,201
	High Liner Foods, Inc.	3,500	48,430
	Jean Coutu Group (PJC), Inc. Class A (The)	400,161	4,632,076
#	Liquor Stores NA, Ltd.	35,769	478,558
	Maple Leaf Foods, Inc.	334,926	3,637,234
#	North West Co., Inc. (The)	103,773	1,870,667
#	Premium Brands Holdings Corp.	65,605	962,257
*	Rogers Sugar, Inc.	49,376	240,307
*	SunOpta, Inc.	193,373	942,968

*	Sun-Rype Products, Ltd.	100	$736
Total Consumer Staples			21,699,774

Energy — (17.6%)
*	Advantage Oil & Gas, Ltd.	616,631	2,324,356
	Akita Drilling, Ltd.	42,000	388,778
#	AltaGas, Ltd.	276,864	7,154,764
#*	Anderson Energy, Ltd.	558,395	229,134
*	Angle Energy, Inc.	287,932	1,783,261
*	Antrim Energy, Inc.	512,200	395,918
#*	Arsenal Energy, Inc.	486,950	274,168
#	AvenEx Energy Corp.	100,544	433,685
#*	Bankers Petroleum, Ltd.	810,182	2,706,019
*	Bellatrix Exploration, Ltd.	490,944	1,578,854
*	Bengal Energy, Ltd.	19,156	22,850
#*	Birchcliff Energy, Ltd.	355,600	3,454,536
#*	BlackPearl Resources, Inc.	954,830	3,398,717
*	BNK Petroleum, Inc.	127,691	311,947
#	Bonterra Energy Corp.	46,062	1,967,932
*	C&C Energia, Ltd.	39,632	223,140
	Calfrac Well Services, Ltd.	126,564	2,957,870
*	Calmena Energy Services, Inc.	95,771	19,650
*	Calvalley Petroleum, Inc.	345,539	366,016
#	Canadian Energy Services & Technology Corp.	132,183	1,324,479
	Canyon Services Group, Inc.	138,592	1,200,893
#	Cathedral Energy Services, Ltd.	121,906	767,802
*	CE Franklin, Ltd.	20,400	165,474
*	Celtic Exploration, Ltd.	269,000	5,793,807
*	Cequence Energy, Ltd.	278,462	898,179
*	Chinook Energy, Inc.	92,783	136,354
*	CIC Energy Corp.	31,465	41,437
*	Connacher Oil & Gas, Ltd.	1,534,505	475,918
#*	Corridor Resources, Inc.	367,780	772,131
*	Crew Energy, Inc.	358,669	3,176,303
*	Crocotta Energy, Inc.	113,720	246,345
#	Daylight Energy, Ltd.	739,288	3,739,122
*	Delphi Energy Corp.	416,369	596,005
#*	Denison Mines Corp.	1,171,583	1,252,193
#	Enbridge Income Fund Holdings, Inc.	68,006	1,194,112
	Enerflex, Ltd.	279,959	2,337,667
	Ensign Energy Services, Inc.	448,952	5,890,915
*	Epsilon Energy, Ltd.	193,780	454,909
*	Equal Energy, Ltd.	75,353	327,903
#*	Essential Energy Services, Ltd.	274,264	400,443
*	Fairborne Energy, Ltd.	359,051	959,388
*	Flint Energy Services, Ltd.	172,550	1,638,393
*	Forsys Metals Corp.	292,691	159,208
*	Galleon Energy, Inc. Class A	348,703	801,960
*	GeoMark Exploration, Ltd.	82,540	63,014
*	Gran Tierra Energy, Inc.	825,291	3,914,206
#*	Ivanhoe Energy, Inc.	939,785	1,013,415
#	Keyera Corp.	92,651	4,014,081
*	Legacy Oil & Gas, Inc.	438,795	3,391,774
#*	Mega Uranium, Ltd.	796,410	178,601
#*	MGM Energy Corp.	14,000	3,140
*	Midway Energy, Ltd.	286,140	846,487
#	Mullen Group, Ltd.	274,057	4,916,759
#	NAL Energy Corp.	517,913	3,805,640
#*	North American Energy Partners, Inc.	53,156	309,937
#	Nuvista Energy, Ltd.	340,147	1,856,705
*	Open Range Energy Corp.	244,459	2,052,905

#*	OPTI Canada, Inc.	446,921	$40,517
#*	Pace Oil & Gas, Ltd.	175,677	757,763
*	Paramount Resources, Ltd. Class A	139,127	4,093,220
#	Parkland Fuel Corp.	197,967	1,692,704
#	Pason Systems, Inc.	237,900	3,023,979
#	Perpetual Energy, Inc.	394,093	744,636
#	PetroBakken Energy, Ltd.	171,305	1,103,453
#*	Petrobank Energy & Resources, Ltd.	251,385	1,523,327
#	Peyto Exploration & Development Corp.	138,871	2,641,186
	PHX Energy Services Corp.	28,916	259,662
*	Precision Drilling Corp.	648,279	5,400,778
#	Progress Energy Resources Corp.	225,257	2,770,840
#	Provident Energy, Ltd.	227,470	1,862,480
*	Pulse Seismic, Inc.	263,880	486,009
#*	Questerre Energy Corp.	700,260	481,141
#*	RMP Energy, Inc.	273,893	444,335
*	Rock Energy, Inc.	102,033	233,686
*	Savanna Energy Services Corp.	315,188	2,207,730
*	Secure Energy Services, Inc.	65,727	442,194
	ShawCor, Ltd.	222,500	5,165,975
*	Sonde Resources Corp.	75,670	174,029
#*	Southern Pacific Resource Corp.	1,391,443	1,593,407
*	SouthGobi Resources, Ltd.	529,982	3,363,279
*	Strateco Resources, Inc.	143,143	60,787
*	Terra Energy Corp.	142,780	89,927
#*	Tethys Petroleum, Ltd.	274,989	141,706
	Total Energy Services, Inc.	104,829	1,209,450
*	TransGlobe Energy Corp.	221,040	1,780,301
#	Trilogy Energy Corp.	191,610	4,936,988
#	Trinidad Drilling, Ltd.	482,433	2,785,304
*	Twin Butte Energy, Ltd.	531,245	811,138
*	UEX Corp.	608,088	336,569
#*	Uranium One, Inc.	407,270	804,513
#*	Ur-Energy, Inc.	309,416	280,509
#	Veresen, Inc.	338,572	4,762,431
*	Vero Energy, Inc.	218,138	497,519
*	Westfire Energy, Ltd.	140,738	565,423
*	Winstar Resources, Ltd.	91,701	223,149
*	Xtreme Coil Drilling Corp.	97,707	278,790
#	Zargon Oil & Gas, Ltd.	58,907	711,674
*	ZCL Composite, Inc.	90,700	268,318
Total Energy			152,160,425

Financials — (5.7%)
	AGF Management, Ltd. Class B	330,879	4,786,836
*	Altus Group, Ltd.	10,326	42,766
	Brookfield Real Estate Services, Inc.	8,075	94,397
	Canaccord Capital, Inc.	289,695	2,640,125
#	Canadian Western Bank	255,372	6,258,186
#	Cash Store Financial Services, Inc. (The)	51,170	433,619
	Clairvest Group, Inc.	1,900	29,010
	Davis & Henderson Corp.	200,244	3,181,661
#*	Dundee Capital Markets, Inc.	189,580	141,113
*	EGI Financial Holdings, Inc.	14,650	102,895
	E-L Financial Corp., Ltd.	309	118,345
	Equitable Group, Inc.	52,295	1,091,413
*	Equity Financial Holdings, Inc.	800	7,176
	Fiera Sceptre, Inc.	36,300	219,622
	Firm Capital Mortgage Investment Corp.	2,494	29,774
	First Capital Realty, Inc.	40,000	648,917
	First National Financial Corp.	6,283	96,772

*	FirstService Corp.	112,879	$2,920,269
*	Genesis Land Development Corp.	69,817	214,535
	Genworth MI Canada, Inc.	59,756	1,153,606
	Gluskin Shef & Associates, Inc.	61,507	974,932
	GMP Capital, Inc.	317,900	2,205,490
	Guardian Capital Group, Ltd.	6,788	63,287
	Home Capital Group, Inc.	120,600	5,017,807
#	Killam Properties, Inc.	85,316	871,153
*	Kingsway Financial Services, Inc.	244,029	172,327
#	Laurentian Bank of Canada	92,400	3,949,419
*	Mainstreet Equity Corp.	3,897	63,779
*	Melcor Developments, Ltd.	8,659	92,961
*	Mi Developments, Inc.	600	15,940
*	Pacific & Western Credit Corp.	9,000	12,883
#	Sprott Resource Lending Corp.	750,703	988,615
#	Sprott, Inc.	247,356	1,534,320
	TMX Group, Inc.	231,476	9,043,446
#*	Westaim Corp.	145,481	63,862
Total Financials			49,281,258

Health Care — (1.7%)
#*	AEterna Zentaris, Inc.	262,354	390,564
*	Bioniche Life Sciences, Inc.	46,000	27,655
#*	Burcon NutraScience Corp.	61,538	364,095
*	Cangene Corp.	160,832	225,616
*	Cardiome Pharma Corp.	298,200	1,018,758
#	CML HealthCare, Inc.	118,898	1,066,553
#	Futuremed Healthcare Products Corp.	34,438	202,113
*	Helix BioPharma Corp.	13,153	24,978
#*	IMRIS, Inc.	74,879	290,827
*	Labopharm, Inc.	276,600	73,908
#	Leisureworld Senior Care Corp.	50,378	499,982
	MDS, Inc.	464,108	4,101,193
*	Nuvo Research, Inc.	142,389	10,191
#*	Oncolytics Biotech, Inc.	205,321	717,125
#*	Paladin Labs, Inc.	50,700	1,794,022
*	Patheon, Inc.	17,320	23,635
*	ProMetic Life Sciences, Inc.	892,197	106,427
*	QLT, Inc.	226,610	1,652,162
#*	Resverlogix Corp.	112,020	122,934
*	Tekmira Pharmaceuticals Corp.	973	1,764
#*	Theratechnologies, Inc.	297,100	884,581
*	Transition Therapeutics, Inc.	60,170	108,523
#*	TSO3, Inc.	150,052	199,038
#*	YM Biosciences, Inc.	242,157	446,000
Total Health Care			14,352,644

Industrials — (7.1%)
#	Aecon Group, Inc.	218,667	1,565,037
#	AG Growth International, Inc.	41,539	1,485,320
*	Air Canada	192,228	269,659
#*	Alexco Resource Corp.	224,026	1,526,430
	Algoma Central Corp.	2,569	209,487
	Armtec Infrastructure, Inc.	9,764	8,759
*	ATS Automation Tooling System, Inc.	337,817	1,982,608
	Bird Construction, Inc.	42,319	399,807
#	Black Diamond Group, Ltd.	91,391	1,181,743
	CAE, Inc.	79,988	750,341
	Canadian Helicopters Group, Inc.	14,988	318,382
*	CanWel Building Materials Group, Ltd.	4,500	8,675
	Cargojet, Inc.	1,944	13,450

	Chorus Aviation, Inc.	9,454	$34,644
#	Churchill Corp. Class A (The)	73,613	919,548
*	Clarke, Inc.	97,738	439,303
	Contrans Group, Inc.	79,242	510,434
	DirectCash Payments, Inc.	13,254	249,675
#*	Electrovaya, Inc.	165,365	134,135
	Exchange Income Corp.	14,111	256,123
	Exco Technologies, Ltd.	10,400	33,148
*	Garda World Security Corp.	107,340	737,521
#	Genivar, Inc.	69,393	1,407,197
#*	GLV, Inc.	61,573	263,238
*	Heroux-Devtek, Inc.	88,127	631,581
*	Horizon North Logistics, Inc.	204,345	766,367
	IBI Group, Inc.	8,296	95,714
	K-Bro Linen, Inc.	5,758	101,819
#	Morneau Shepell, Inc.	26,865	244,833
	Newalta Corp.	166,722	1,843,981
*	Progressive Waste Solutions, Ltd.	209,167	4,305,499
	Richelieu Hardware, Ltd.	60,962	1,444,495
#	Ritchie Brothers Auctioneers, Inc.	290,737	5,898,529
	Rocky Mountain Dealerships, Inc.	38,741	327,555
	Russel Metals, Inc.	243,400	4,838,269
*	Stantec, Inc.	168,695	3,758,973
#	Student Transportation, Inc.	219,669	1,245,189
#	Superior Plus Corp.	391,430	2,809,002
*	Swisher Hygiene, Inc.	237,135	960,397
	Toromont Industries, Ltd.	282,567	4,398,003
#	Transcontinental, Inc. Class A	271,264	2,826,799
#	TransForce, Inc.	312,897	3,090,451
	Vicwest, Inc.	19,193	180,043
	Wajax Corp.	19,455	592,246
	WaterFurnace Renewable Energy, Inc.	27,314	482,732
	Westjet Airlines, Ltd.	1,420	17,386
#*	Westport Innovations, Inc.	189,501	5,495,692
Total Industrials			61,060,219

Information Technology — (4.7%)
*	5N Plus, Inc.	174,648	1,223,319
	Aastra Technologies, Ltd.	25,044	352,514
#*	Absolute Software Corp.	160,100	601,960
*	AXIA NetMedia Corp.	182,767	200,575
	Calian Technologies, Ltd.	12,829	221,223
*	Celestica, Inc.	847,607	6,155,444
#*	COM DEV International, Ltd.	271,685	420,011
	Computer Modelling Group, Ltd.	110,238	1,400,198
#*	Constellation Software, Inc.	24,516	1,672,768
*	Descartes Systems Group, Inc. (The)	191,571	1,188,292
*	DragonWave, Inc.	146,283	478,815
*	Enghouse Systems, Ltd.	37,378	329,942
	Evertz Technologies, Ltd.	133,981	1,617,387
*	EXFO, Inc.	83,477	525,764
	Gennum Corp.	130,300	802,018
*	Hemisphere GPS, Inc.	130,841	93,645
	MacDonald Dettweiler & Associates, Ltd.	152,820	6,918,390
*	March Networks Corp.	8,829	48,109
	Mediagrif Interactive Technologies, Inc.	100	1,083
*	Miranda Technologies, Inc.	84,901	540,404
	Mosaid Technologies, Inc.	42,937	1,548,830
*	Open Text Corp.	107,738	5,632,110
*	Points International, Ltd.	46,289	450,566
*	Redknee Solutions, Inc.	122,828	126,591

*	Ruggedcom, Inc.	30,225	$395,155
*	Sandvine Corp.	454,830	655,400
*	Sierra Wireless, Inc.	127,100	874,502
*	Softchoice Corp.	6,773	53,646
*	Vecima Network, Inc.	31,029	88,832
	Wi-LAN, Inc.	738,719	4,321,355
*	Zarlink Semiconductor, Inc.	363,743	1,374,580
Total Information Technology			40,313,428

Materials — (24.7%)
	Aberdeen International, Inc.	122,333	77,049
*	Ainsworth Lumber Co., Ltd.	227,838	380,491
*	Alacer Gold Corp.	359,258	3,507,214
	Alamos Gold, Inc.	423,220	6,361,022
*	Alexis Minerals Corp.	51,500	3,195
#*	Almaden Minerals, Ltd.	108,300	276,977
*	Altius Minerals Corp.	112,600	1,158,343
	Amerigo Resources, Ltd.	504,854	322,791
*	Anvil Mining, Ltd.	387,530	2,832,789
#*	Argonaut Gold, Inc.	353,205	1,762,823
#*	Atna Resource, Ltd.	145,447	98,547
#*	Augusta Resource Corp.	308,545	912,768
#*	Aura Minerals, Inc.	479,469	535,336
#*	AuRico Gold, Inc.	607,040	5,729,197
#*	Aurizon Mines, Ltd.	609,380	3,111,159
#*	Avalon Rare Metals, Inc.	352,025	930,537
#*	Avion Gold Corp.	1,405,943	2,696,770
#*	B2Gold Corp.	924,431	3,440,482
*	Baja Mining Corp.	886,518	659,876
#*	Brigus Gold Corp.	611,029	746,366
#*	Canadian Zinc Corp.	280,925	160,850
	Canam Group, Inc. Class A	158,700	583,066
*	Canexus Corp.	1,300	7,282
#*	Canfor Corp.	379,755	3,790,665
	Canfor Pulp Products, Inc.	136,336	1,619,795
#*	Capstone Mining Corp.	1,040,232	2,402,292
#*	Cardero Resource Corp.	200,960	184,103
#*	Carpathian Gold, Inc.	587,371	297,077
	Cascades, Inc.	294,976	1,097,821
*	Catalyst Paper Corp.	1,427,470	129,411
	CCL Industries, Inc. Class B	100,740	2,685,054
#*	China Gold International Resources Corp., Ltd.	792,057	2,169,294
*	Claude Resources, Inc.	934,700	1,694,751
#*	Cline Mining Corp.	519,100	559,770
*	Colossus Minerals, Inc.	311,816	1,663,376
*	Copper Mountain Mining Corp.	366,515	1,448,012
*	Coro Mining Corp.	57,570	13,185
*	Corvus Gold, Inc.	82,916	41,145
#*	Crocodile Gold Corp.	317,715	178,883
*	Crosshair Exploration & Mining Corp.	79,400	31,824
#*	Crystallex International Corp.	1,232,921	147,070
*	Detour Gold Corp.	237,256	6,181,018
#*	Duluth Metals, Ltd.	388,214	855,782
#*	Dundee Precious Metals, Inc.	372,067	2,900,837
*	Dynasty Metals & Mining, Inc.	108,369	217,172
#*	Eastern Platinum, Ltd.	3,072,960	2,052,746
*	Eastmain Resources, Inc.	274,250	287,885
#*	Eco Oro Minerals Corp.	261,445	461,564
#*	Endeavour Mining Corp.	397,033	757,769
*	Endeavour Silver Corp.	290,399	2,616,057
*	Entree Gold, Inc.	286,898	394,249

*	Euro Goldfields, Ltd.	521,960	$4,139,219
*	Excellon Resources, Inc.	770,400	492,574
#*	Exeter Resource Corp.	74,037	271,307
*	Fibrek, Inc.	97,662	73,626
*	First Majestic Silver Corp.	350,583	5,349,577
*	First Nickel, Inc.	50,300	5,520
*	First Uranium Corp.	213,880	44,903
#*	Formation Capital Corp.	72,881	40,339
*	Fortress Paper, Ltd.	41,133	1,311,436
*	Fortuna Silver Mines, Inc.	425,568	2,111,798
#*	Fortune Minerals, Ltd.	214,672	167,985
*	Golden Minerals Co.	52,146	384,166
#*	Golden Star Resources, Ltd.	924,709	1,738,407
*	Grande Cache Coal Corp.	334,014	1,325,984
#*	Great Basin Gold, Ltd.	1,333,830	2,252,962
#*	Great Panther Silver, Ltd.	546,209	1,370,865
*	Guyana Goldfields, Inc.	230,342	1,727,730
#*	Hanfeng Evergreen, Inc.	147,991	296,575
*	Harry Winston Diamond Corp.	266,629	2,712,344
#*	High River Gold Mines, Ltd.	519,142	653,944
#*	HudBay Minerals, Inc.	611,960	5,705,553
*	Imperial Metals Corp.	84,290	1,541,174
*	Inter-Citic Minerals, Inc.	283,484	211,010
*	International Forest Products, Ltd. Class A	174,500	664,429
*	International Minerals Corp.	2,700	18,938
#*	International Tower Hill Mines, Ltd.	220,027	1,119,137
*	Intertape Polymer Group, Inc.	154,552	297,924
*	Ivernia, Inc.	54,917	4,193
#*	Jaguar Mining, Inc.	362,916	1,697,002
*	Katanga Mining, Ltd.	1,044,162	1,106,041
*	Keegan Resources, Inc.	271,644	1,368,719
*	Kimber Resources, Inc.	21,200	28,121
#*	Kirkland Lake Gold, Inc.	210,980	3,420,699
*	La Mancha Resources, Inc.	369,699	790,272
*	Labrador Iron Mines Holdings, Ltd.	123,133	680,351
#*	Lake Shore Gold Corp.	1,280,732	1,943,281
#*	Laramide Resources, Ltd.	204,100	148,026
#*	MAG Silver Corp.	156,360	1,223,544
	Major Drilling Group International, Inc.	319,200	3,149,659
*	MDN, Inc.	242,980	57,968
#*	Mercator Minerals, Ltd.	905,221	1,209,380
#	Methanex Corp.	363,604	7,574,650
#*	Migao Corp.	167,900	477,471
*	Minco Base Metals Corp.	2,780	—
#*	Minco Silver Corp.	125,224	304,725
#*	Minefinders Corp.	272,841	3,767,544
#*	Minera Andes, Inc.	731,944	1,299,185
#*	Nautilus Minerals, Inc.	89,354	208,058
*	Neo Material Technologies, Inc.	405,900	2,471,268
#*	Nevada Copper Corp.	160,491	572,799
#*	NGEx Resources, Inc.	287,000	734,001
*	Norbord, Inc.	78,010	587,364
#*	North American Palladium, Ltd.	418,765	1,070,990
*	Northern Dynasty Minerals, Ltd.	203,498	1,089,440
#*	Northgate Minerals Corp.	987,071	3,315,669
#*	Northland Resources SA	54,983	73,982
#*	NovaGold Resources, Inc.	612,655	3,981,468
#*	OceanaGold Corp.	814,616	1,850,163
*	Oromin Explorations, Ltd.	168,799	140,142
*	Orvana Minerals Corp.	302,452	441,599
#*	Peregrine Diamonds, Ltd.	260,272	283,147

*	Petaquilla Minerals, Ltd.	491,782	$314,433
*	Phoscan Chemical Corp.	432,579	148,610
*	Pilot Gold, Inc.	86,150	98,654
#*	Platinum Group Metals, Ltd.	241,887	260,838
#*	Platmin, Ltd.	108,562	46,620
*	Polaris Miner Corp.	29,838	14,237
#*	PolyMet Mining Corp.	423,377	521,191
*	Primero Mining Corp.	104,423	282,009
*	Quadra FNX Mining, Ltd.	408,502	3,551,344
*	Queenston Mining, Inc.	220,773	1,011,271
*	Richmont Mines, Inc.	103,444	1,092,781
*	Rubicon Minerals Corp.	508,405	1,770,854
*	Sabina Gold & Silver Corp.	383,055	1,074,703
#*	San Gold Corp.	700,717	1,457,737
#*	Scorpio Mining Corp.	746,699	1,211,364
#*	Seabridge Gold, Inc.	121,852	2,772,165
#*	SEMAFO, Inc.	949,885	7,840,925
#	Sherritt International Corp.	1,047,826	4,359,692
*	Shore Gold, Inc.	837,013	423,339
*	Silver Standard Resources, Inc.	194,193	3,571,046
#	Silvercorp Metals, Inc.	620,630	4,909,841
*	Sprott Resource Corp.	349,600	1,334,479
#*	St. Andrew Goldfields, Ltd.	513,853	245,182
	Stella-Jones, Inc.	32,540	1,130,314
#*	Stornoway Diamond Corp.	297,297	453,932
*	Sulliden Gold Corp., Ltd.	659,525	1,107,705
#*	Tanzanian Royalty Exploration Corp.	350,339	1,287,151
#*	Taseko Mines, Ltd.	793,230	2,013,543
*	Tembec, Inc.	257,356	589,421
#*	Thompson Creek Metals Co., Inc.	584,600	3,542,523
*	Timminco, Ltd.	332,200	60,233
#*	Torex Gold Resources, Inc.	818,006	1,014,799
#*	Virginia Mines, Inc.	99,162	797,725
	Wesdome Gold Mines, Ltd.	325,464	798,208
	West Fraser Timber Co., Ltd.	131,316	4,993,742
#*	Western Forest Products, Inc.	116,219	72,089
	Winpak, Ltd.	66,195	723,287
#*	Yukon-Nevada Gold Corp.	1,708,678	464,713
Total Materials			213,636,584

Telecommunication Services — (0.3%)
#	Manitoba Telecom Services, Inc.	78,417	2,426,070
*	Wireless Matrix Corp.	111,939	88,662
Total Telecommunication Services			2,514,732

Utilities — (2.1%)
#	Algonquin Power & Utilities Corp.	409,186	2,245,271
#*	Alterra Power Corp.	909,570	460,036
#	Atlantic Power Corp.	233,230	3,298,472
*	BioteQ Environmental Technologies, Inc.	64,936	17,351
*	Boralex, Inc. Class A	94,733	629,203
#	Capstone Infrastructure Corp.	149,466	902,872
#	Innergex Renewable Energy, Inc.	188,190	1,679,145
#	Just Energy Group, Inc.	467,883	4,473,888
*	Maxim Power Corp.	92,234	186,598
#	Northland Power, Inc.	207,654	3,176,538
	Pacific Northern Gas, Ltd.	9,998	263,522
#*	Ram Power Corp.	454,560	117,121

# Valener, Inc.	40,005	$550,503
Total Utilities		18,000,520
TOTAL COMMON STOCKS		642,430,694
RIGHTS/WARRANTS — (0.0%)
#* Compton Petroleum Corp. Warrants 08/23/14	7,790	22,302
* Duluth Metals, Ltd. Warrants 01/18/13	24,225	10,403
TOTAL RIGHTS/WARRANTS		32,705

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (25.6%)
§@ DFA Short Term Investment Fund	219,109,610	219,109,610
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.07%, 10/03/11 (Collateralized by $45,751,600 FNMA 6.500%, 01/01/39, valued at $578,402)## to be repurchased at $567,064	$567	567,061
@ Repurchase Agreement, Deutsche Bank Securities, Inc. DVP 0.02%, 10/03/11 (Collateralized by $947,905 U.S. Treasury Note 1.000%, 07/15/13, valued at $961,848) to be repurchased at $943,192	943	943,190

TOTAL SECURITIES LENDING COLLATERAL		220,619,861

TOTAL INVESTMENTS — (100.0%)
(Cost $999,887,393)^^		$863,083,260

Summary of inputs used to value the Series’ investments as of September 30, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$69,411,110	—	—	$69,411,110
Consumer Staples	21,699,774	—	—	21,699,774
Energy	152,160,425	—	—	152,160,425
Financials	49,281,258	—	—	49,281,258
Health Care	14,352,644	—	—	14,352,644
Industrials	61,060,219	—	—	61,060,219
Information Technology	40,313,428	—	—	40,313,428
Materials	213,636,584	—	—	213,636,584
Telecommunication Services	2,514,732	—	—	2,514,732
Utilities	18,000,520	—	—	18,000,520
Rights/Warrants	22,302	$10,403	—	32,705
Securities Lending Collateral	—	220,619,861	—	220,619,861
TOTAL	$642,452,996	$220,630,264	—	$863,083,260

See accompanying Notes to Schedules of Investments.

Organization

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At September 30, 2011, the Trust consists of eleven investment portfolios, of which five are included in this document.

Security Valuation

     The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)
     Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Theres securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 during the quarter ended September 30, 2011.

Financial Instruments

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Federal Tax Cost

     At September 30, 2011, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$1,879,044,463
The Asia Pacific Small Company Series	1,017,245,455
The United Kingdom Small Company Series	1,091,811,423
The Continental Small Company Series	2,312,137,821
The Canadian Small Company Series	999,887,393

Recent Issued Accounting Standards

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

     In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications ofASU No. 2011-04 and its impact on the financial statements has not been determined.

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.